    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 2014.

                                                             FILE NO. 333-119417

                                                                       811-08584

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 18                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 259                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on August 1, 2014 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information are incorporated in Part A of this Post-Effective Amendment No. 18, by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-119417), as filed on April 25, 2014.

A Supplement to the Prospectus, dated August 1, 2014, is included in Part A of this Post-Effective Amendment.

A supplement to the Statement of Additional Information, dated August 1, 2014, is included in Part B of this Post-Effective Amendment.

                                     PART A

                    SUPPLEMENT DATED AUGUST 1, 2014 TO YOUR
             VARIABLE ANNUITY PRODUCT PROSPECTUS DATED MAY 1, 2014

A Special Meeting (the "MEETING") of Shareholders of the "MERGING FUND" (identified in the chart below), a series of Hartford Series Fund, Inc., will take place on or about September 15, 2014. At the Meeting, Shareholders of the Merging Fund will vote on a proposed Agreement and Plan of Reorganization ("REORGANIZATION PLAN"). If approved at the Meeting, pursuant to the Reorganization Plan, the Merging Fund will be reorganized (merged) into a corresponding series of the HIMCO Variable Insurance Trust (identified in the chart below as the "ACQUIRING FUND"). HIMCO Variable Insurance Trust is a newly organized open-end management investment company (a mutual fund) that is affiliated with Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Hartford Series Fund, Inc., Hartford Investment Management Company and Hartford Securities Distribution, LLC.

                MERGING FUND                                  ACQUIRING FUND
--------------------------------------------------------------------------------------------
 Hartford Index HLS Fund Class IA              HIMCO VIT Index Fund Class IA

The Board of Directors of Hartford Series Fund, Inc. has set a record date of June 24, 2014 ("RECORD DATE"). Shareholders of the Merging Fund on the Record Date are entitled to notice of and to vote at the Meeting. Contract Owners with Contract Value allocated to the Merging Fund as of the Record Date will receive notice of the Meeting, a Proxy Statement/Prospectus and a voting instruction card. The Proxy Statement/Prospectus will set forth information about the proposed merger. The Acquiring Fund and its corresponding Merging Fund have the same investment objective and investment strategies.

PROPOSED REORGANIZATION

With regard to the reorganization, if the Reorganization Plan is approved, you will no longer be able to allocate new Premium Payments or make transfers to the Merging Fund Sub-Account, including program trades, on or after the close of business on October 16, 2014.

Effective as of the close of business on or about October 17, 2014, for the Reorganization Plan that is approved:

- all assets and liabilities of the Merging Fund Sub-Account will be transferred into the Acquiring Fund Sub-Account;

- Shareholders of the Merging Fund Sub-Account will receive shares of the same class of the Acquiring Fund Sub-Account that are equal in value to the shares of the Merging Fund Sub-Account held by the shareholder;

- If any of your Contract Value is invested in the Merging Fund Sub-Account that Contract Value will be automatically merged into the Acquiring Fund Sub-Account;

- If any portion of your future Premium Payments is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract;

- any transaction that includes an allocation to the Merging Fund Sub-Account will automatically be allocated to the Acquiring Fund Sub-Account; and

- unless you direct us otherwise, if you are enrolled in any Automatic Income, DCA, DCA Plus, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Merging Fund Sub-Account, your enrollment will automatically be updated to reflect the Acquiring Fund Sub-Account.

If the Reorganization Plan is approved, effective on or about October 20, 2014, all references and information contained in the prospectus for your Contract related to the Merging Fund Sub-Account are deleted and replaced with the Acquiring Fund Sub-Account.

ADDITIONAL FUND INVESTMENT OPTION

The Acquiring Fund will not be available for allocations of new Premium Payments or transfers of Contract Value until the merger, if approved, is complete. If the merger is approved, the Acquiring Fund Sub-Account will become available as an investment option for allocations of new Premium Payments and transfers of Contract Value effective October 20, 2014. The investment adviser for the Acquiring Fund is Hartford Investment Management Company. Additional information on the Acquiring Fund will be available in the Acquiring Fund's prospectus.

THE DEFINITION OF "OUR WEBSITE" IN THE GLOSSARY/DEFINITION SECTION OF YOUR PROSPECTUS IS DELETED AND REPLACED WITH:

OUR WEBSITE: Our current website, www.hartfordinvestor.com, will be changing to www.thehartford.com/annuities prior to December 31, 2014.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7563

                                     PART B

                    SUPPLEMENT DATED AUGUST 1, 2014 TO YOUR
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014

THE EXPERTS SECTION OF YOUR STATEMENT OF ADDITIONAL INFORMATION IS DELETED AND REPLACED WITH THE FOLLOWING:

EXPERTS

The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

HV-7570

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Three as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2014

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                               BALANCED WEALTH             INTERNATIONAL
                                             STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                                 SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  1,838,755                  3,932,831
                                                =============              =============
  Cost                                            $22,391,219                $75,655,428
                                                =============              =============
  Market value                                    $25,099,009                $58,441,871
 Due from Sponsor Company                                  --                         --
 Receivable from fund shares sold                       9,073                     38,085
 Other assets                                              --                         --
                                                -------------              -------------
 Total assets                                      25,108,082                 58,479,956
                                                -------------              -------------
LIABILITIES:
 Due to Sponsor Company                                 9,073                     38,085
 Payable for fund shares purchased                         --                         --
 Other liabilities                                         --                          2
                                                -------------              -------------
 Total liabilities                                      9,073                     38,087
                                                -------------              -------------
NET ASSETS:
 For contract liabilities                         $25,099,009                $58,441,869
                                                =============              =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      1,811,291                  5,654,496
 Minimum unit fair value #*                        $12.786137                  $6.510663
 Maximum unit fair value #*                        $16.385211                 $15.040083
 Contract liability                               $25,094,788                $58,441,869
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                            296                         --
 Minimum unit fair value #*                        $14.279511                         --
 Maximum unit fair value #*                        $14.279511                         --
 Contract liability                                    $4,221                         --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                     SMALL/MID CAP      ALLIANCEBERNSTEIN VPS       INTERNATIONAL            GOVERNMENT
                                    VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO        SECURITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         666,882              2,365,926                193,948                  22,037
                                     =============          =============           ============            ============
  Cost                                 $12,223,510            $31,545,553             $3,689,450                $258,968
                                     =============          =============           ============            ============
  Market value                         $15,164,913            $33,359,557             $3,700,525                $254,307
 Due from Sponsor Company                       --                     --                     --                      --
 Receivable from fund shares
  sold                                      12,692                 19,938                    110                      15
 Other assets                                   --                     --                      1                      --
                                     -------------          -------------           ------------            ------------
 Total assets                           15,177,605             33,379,495              3,700,636                 254,322
                                     -------------          -------------           ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     12,692                 19,938                    110                      15
 Payable for fund shares
  purchased                                     --                     --                     --                      --
 Other liabilities                               1                      1                     --                      --
                                     -------------          -------------           ------------            ------------
 Total liabilities                          12,693                 19,939                    110                      15
                                     -------------          -------------           ------------            ------------
NET ASSETS:
 For contract liabilities              $15,164,912            $33,359,556             $3,700,526                $254,307
                                     =============          =============           ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             804,673              2,602,095                433,887                  25,435
 Minimum unit fair value #*             $17.255232             $11.762162              $7.970924               $9.889723
 Maximum unit fair value #*             $26.124345             $19.101614             $16.401410              $10.169723
 Contract liability                    $15,164,912            $33,359,556             $3,700,526                $254,307
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                     --                     --                      --
 Minimum unit fair value #*                     --                     --                     --                      --
 Maximum unit fair value #*                     --                     --                     --                      --
 Contract liability                             --                     --                     --                      --

                                  INVESCO V.I.     INVESCO V.I.         INVESCO V.I.
                                      HIGH         INTERNATIONAL        DIVERSIFIED
                                   YIELD FUND       GROWTH FUND        DIVIDEND FUND
                                   SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        87,755              147             380,773
                                 ===============  ===============         ===========
  Cost                                  $463,823           $3,508          $5,926,082
                                 ===============  ===============         ===========
  Market value                          $500,204           $5,140          $7,965,939
 Due from Sponsor Company                     --               --                  --
 Receivable from fund shares
  sold                                        24               --                 468
 Other assets                                 --               --                   1
                                 ---------------  ---------------         -----------
 Total assets                            500,228            5,140           7,966,408
                                 ---------------  ---------------         -----------
LIABILITIES:
 Due to Sponsor Company                       24               --                 468
 Payable for fund shares
  purchased                                   --               --                  --
 Other liabilities                             1                1                  --
                                 ---------------  ---------------         -----------
 Total liabilities                            25                1                 468
                                 ---------------  ---------------         -----------
NET ASSETS:
 For contract liabilities               $500,203           $5,139          $7,965,940
                                 ===============  ===============         ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            42,389              435             532,835
 Minimum unit fair value #*           $11.392973       $11.817709          $14.216374
 Maximum unit fair value #*           $11.896653       $11.817709          $14.723123
 Contract liability                     $498,041           $5,139          $7,810,403
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               182               --              10,643
 Minimum unit fair value #*           $11.863507               --          $14.537431
 Maximum unit fair value #*           $11.863507               --          $14.682078
 Contract liability                       $2,162               --            $155,537

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                    INVESCO V.I.         AMERICAN FUNDS
                                       MONEY                 GLOBAL
                                    MARKET FUND           GROWTH FUND
                                  SUB-ACCOUNT (1)         SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    8,037,870                87,158
                                     ==========            ==========
  Cost                               $8,037,870            $1,747,284
                                     ==========            ==========
  Market value                       $8,037,870            $2,607,787
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                  221,353                   130
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                         8,259,223             2,607,917
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                 221,353                   130
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                            1                     1
                                     ----------            ----------
 Total liabilities                      221,354                   131
                                     ----------            ----------
NET ASSETS:
 For contract liabilities            $8,037,869            $2,607,786
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          810,470               147,792
 Minimum unit fair value #*           $9.847066             $2.469409
 Maximum unit fair value #*           $9.934467            $23.370213
 Contract liability                  $8,037,869            $2,591,983
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --                   965
 Minimum unit fair value #*                  --            $16.384695
 Maximum unit fair value #*                  --            $16.384695
 Contract liability                          --               $15,803

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1)  Funded as of July 18, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS           GLOBAL SMALL
                                      GROWTH FUND          GROWTH-INCOME FUND       INTERNATIONAL FUND     CAPITALIZATION FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         181,813                  224,415                 233,030                  56,568
                                     =============            =============            ============            ============
  Cost                                  $9,664,067               $7,746,484              $3,946,692                $865,634
                                     =============            =============            ============            ============
  Market value                         $14,170,556              $11,310,532              $4,928,582              $1,428,346
 Due from Sponsor Company                       --                       --                      --                      --
 Receivable from fund shares
  sold                                         729                      588                     243                      70
 Other assets                                    3                       --                       1                      --
                                     -------------            -------------            ------------            ------------
 Total assets                           14,171,288               11,311,120               4,928,826               1,428,416
                                     -------------            -------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        729                      588                     243                      70
 Payable for fund shares
  purchased                                     --                       --                      --                      --
 Other liabilities                              --                        2                      --                      --
                                     -------------            -------------            ------------            ------------
 Total liabilities                             729                      590                     243                      70
                                     -------------            -------------            ------------            ------------
NET ASSETS:
 For contract liabilities              $14,170,559              $11,310,530              $4,928,583              $1,428,346
                                     =============            =============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             960,793                  639,265                 379,251                  68,911
 Minimum unit fair value #*              $1.946294                $1.792918               $2.144357               $2.573031
 Maximum unit fair value #*             $22.094599               $20.363243              $19.602543              $26.301262
 Contract liability                    $14,151,837              $11,282,929              $4,892,290              $1,412,680
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 935                    1,478                   2,366                     596
 Minimum unit fair value #*             $20.031750               $18.671537              $13.451474              $26.301262
 Maximum unit fair value #*             $20.031750               $18.671537              $19.602543              $26.301262
 Contract liability                        $18,722                  $27,601                 $36,293                 $15,666

                                         STERLING
                                         CAPITAL                   STERLING                STERLING
                                      EQUITY INCOME            CAPITAL SPECIAL          CAPITAL TOTAL
                                 VARIABLE INSURANCE FUND      OPPORTUNITIES VIF        RETURN BOND VIF
                                     SUB-ACCOUNT (2)             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          226,667                   463,750                 423,595
                                       ============              ============            ============
  Cost                                   $3,238,345                $6,999,061              $4,304,408
                                       ============              ============            ============
  Market value                           $2,380,009                $8,737,044              $4,138,521
 Due from Sponsor Company                        --                        --                      --
 Receivable from fund shares
  sold                                           92                       605                     281
 Other assets                                     4                        --                      --
                                       ------------              ------------            ------------
 Total assets                             2,380,105                 8,737,649               4,138,802
                                       ------------              ------------            ------------
LIABILITIES:
 Due to Sponsor Company                          92                       605                     281
 Payable for fund shares
  purchased                                      --                        --                      --
 Other liabilities                               --                        --                       2
                                       ------------              ------------            ------------
 Total liabilities                               92                       605                     283
                                       ------------              ------------            ------------
NET ASSETS:
 For contract liabilities                $2,380,013                $8,737,044              $4,138,519
                                       ============              ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,419,062                 3,506,268               3,029,544
 Minimum unit fair value #*               $1.496955                 $2.261096               $1.263685
 Maximum unit fair value #*              $15.595939                $22.288711              $11.971244
 Contract liability                      $2,380,013                $8,737,044              $4,112,907
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                        --                  18,553
 Minimum unit fair value #*                      --                        --               $1.380512
 Maximum unit fair value #*                      --                        --               $1.380512
 Contract liability                              --                        --                 $25,612

(2)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               WELLS FARGO
                                               ADVANTAGE VT           FIDELITY(R) VIP
                                                  OMEGA                EQUITY-INCOME
                                               GROWTH FUND               PORTFOLIO
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   17,551                1,956,880
                                               ============            =============
  Cost                                             $419,768              $46,884,294
                                               ============            =============
  Market value                                     $575,206              $44,773,421
 Due from Sponsor Company                                --                       --
 Receivable from fund shares sold                        24                   22,953
 Other assets                                            --                       --
                                               ------------            -------------
 Total assets                                       575,230               44,796,374
                                               ------------            -------------
LIABILITIES:
 Due to Sponsor Company                                  24                   22,953
 Payable for fund shares purchased                       --                       --
 Other liabilities                                       --                        4
                                               ------------            -------------
 Total liabilities                                       24                   22,957
                                               ------------            -------------
NET ASSETS:
 For contract liabilities                          $575,206              $44,773,417
                                               ============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      390,412                3,103,779
 Minimum unit fair value #*                       $1.237818               $13.224826
 Maximum unit fair value #*                      $18.775195               $20.642789
 Contract liability                                $575,206              $44,773,417
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                       --
 Minimum unit fair value #*                              --                       --
 Maximum unit fair value #*                              --                       --
 Contract liability                                      --                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP     FIDELITY(R) VIP
                                     GROWTH        CONTRAFUND(R)       MID CAP         VALUE STRATEGIES
                                    PORTFOLIO        PORTFOLIO        PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      302,448        6,574,865        1,733,366             534,218
                                  =============   ==============    =============        ============
  Cost                              $10,930,238     $203,975,093      $57,044,615          $5,803,751
                                  =============   ==============    =============        ============
  Market value                      $17,109,520     $222,033,208      $61,707,839          $7,724,798
 Due from Sponsor Company                    --               --               --                  --
 Receivable from fund shares
  sold                                    1,012           99,856           64,240              28,043
 Other assets                                --               --                2                   1
                                  -------------   --------------    -------------        ------------
 Total assets                        17,110,532      222,133,064       61,772,081           7,752,842
                                  -------------   --------------    -------------        ------------
LIABILITIES:
 Due to Sponsor Company                   1,012           99,856           64,240              28,043
 Payable for fund shares
  purchased                                  --               --               --                  --
 Other liabilities                            1                2               --                  --
                                  -------------   --------------    -------------        ------------
 Total liabilities                        1,013           99,858           64,240              28,043
                                  -------------   --------------    -------------        ------------
NET ASSETS:
 For contract liabilities           $17,109,519     $222,033,206      $61,707,841          $7,724,799
                                  =============   ==============    =============        ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        1,030,724       12,531,301        3,179,406             468,687
 Minimum unit fair value #*          $15.274808       $16.209009       $14.419234          $15.110743
 Maximum unit fair value #*          $22.253754       $21.434619       $24.301820          $28.753201
 Contract liability                 $17,109,519     $221,972,901      $61,707,841          $7,716,451
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               --            3,327               --                 493
 Minimum unit fair value #*                  --       $17.473730               --          $16.951327
 Maximum unit fair value #*                  --       $18.182766               --          $16.951327
 Contract liability                          --          $60,305               --              $8,348

                                    FIDELITY(R) VIP                                     FRANKLIN
                                    DYNAMIC CAPITAL             FRANKLIN             SMALL-MID CAP
                                      APPRECIATION               INCOME                  GROWTH
                                       PORTFOLIO            SECURITIES FUND         SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         281,574                   3,243                  71,188
                                      ============            ============            ============
  Cost                                  $2,700,230                 $46,073              $1,424,630
                                      ============            ============            ============
  Market value                          $3,519,676                 $53,050              $1,933,477
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                         312                       1                      98
 Other assets                                   --                      --                       2
                                      ------------            ------------            ------------
 Total assets                            3,519,988                  53,051               1,933,577
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        312                       1                      98
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                              --                      --                      --
                                      ------------            ------------            ------------
 Total liabilities                             312                       1                      98
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $3,519,676                 $53,050              $1,933,479
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             259,054                   3,837                 150,495
 Minimum unit fair value #*             $12.738293              $13.826165               $1.850212
 Maximum unit fair value #*             $24.705192              $13.826165              $23.633283
 Contract liability                     $3,519,676                 $53,050              $1,933,479
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                 FRANKLIN                FRANKLIN
                                                SMALL CAP               STRATEGIC
                                                  VALUE                   INCOME
                                             SECURITIES FUND         SECURITIES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                      115                 399,074
                                               ============            ============
  Cost                                               $1,463              $4,704,269
                                               ============            ============
  Market value                                       $2,794              $5,044,300
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        --                  27,922
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                         2,794               5,072,222
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  --                  27,922
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        1                       2
                                               ------------            ------------
 Total liabilities                                        1                  27,924
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                            $2,793              $5,044,298
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                          164                 249,450
 Minimum unit fair value #*                      $16.807858               $2.075988
 Maximum unit fair value #*                      $17.104876              $22.510334
 Contract liability                                  $2,793              $4,965,930
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                   3,563
 Minimum unit fair value #*                              --              $21.383015
 Maximum unit fair value #*                              --              $22.510334
 Contract liability                                      --                 $78,368

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   TEMPLETON
                                                                   DEVELOPING            TEMPLETON             TEMPLETON
                                           MUTUAL SHARES            MARKETS                GROWTH             GLOBAL BOND
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               218,926                66,068                94,613                   144
                                            ============          ============          ============          ============
  Cost                                        $3,238,969              $561,465            $1,021,192                $2,420
                                            ============          ============          ============          ============
  Market value                                $4,735,666              $677,866            $1,441,371                $2,732
 Due from Sponsor Company                             --                    --                    --                    --
 Receivable from fund shares sold                 17,517                38,172                    71                    --
 Other assets                                         --                    --                     2                    --
                                            ------------          ------------          ------------          ------------
 Total assets                                  4,753,183               716,038             1,441,444                 2,732
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                           17,517                38,172                    71                    --
 Payable for fund shares purchased                    --                    --                    --                    --
 Other liabilities                                     3                     1                    --                    --
                                            ------------          ------------          ------------          ------------
 Total liabilities                                17,520                38,173                    71                    --
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities                     $4,735,663              $677,865            $1,441,373                $2,732
                                            ============          ============          ============          ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   271,856                31,254                88,261                   188
 Minimum unit fair value #*                    $1.806970            $17.751424            $12.498834            $14.562132
 Maximum unit fair value #*                   $21.004678            $23.783762            $19.399419            $14.562132
 Contract liability                           $4,735,663              $671,903            $1,441,373                $2,732
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                   269                    --                    --
 Minimum unit fair value #*                           --            $22.129811                    --                    --
 Maximum unit fair value #*                           --            $22.129811                    --                    --
 Contract liability                                   --                $5,962                    --                    --

                                                          HARTFORD       HARTFORD
                                          HARTFORD         TOTAL          CAPITAL
                                          BALANCED      RETURN BOND    APPRECIATION
                                          HLS FUND        HLS FUND       HLS FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                          1,034,553      28,174,565        731,328
                                        =============  ==============  =============
  Cost                                    $22,981,562    $322,906,103    $27,167,210
                                        =============  ==============  =============
  Market value                            $25,977,616    $319,781,317    $43,623,709
 Due from Sponsor Company                          --              --             --
 Receivable from fund shares sold               1,522         107,957          2,094
 Other assets                                      --              --             --
                                        -------------  --------------  -------------
 Total assets                              25,979,138     319,889,274     43,625,803
                                        -------------  --------------  -------------
LIABILITIES:
 Due to Sponsor Company                         1,522         107,957          2,094
 Payable for fund shares purchased                 --              --             --
 Other liabilities                                 --              11              3
                                        -------------  --------------  -------------
 Total liabilities                              1,522         107,968          2,097
                                        -------------  --------------  -------------
NET ASSETS:
 For contract liabilities                 $25,977,616    $319,781,306    $43,623,706
                                        =============  ==============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             13,401,532     148,924,866      2,558,980
 Minimum unit fair value #*                 $1.449380       $1.636612     $13.780569
 Maximum unit fair value #*                $18.750073      $15.970962     $23.150669
 Contract liability                       $25,977,616    $319,625,025    $43,623,706
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --          68,886             --
 Minimum unit fair value #*                        --       $1.892225             --
 Maximum unit fair value #*                        --       $3.850277             --
 Contract liability                                --        $156,281             --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              HARTFORD
                                              DIVIDEND           HARTFORD
                                             AND GROWTH      GLOBAL RESEARCH
                                              HLS FUND           HLS FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              7,400,649            81,726
                                            =============      ============
  Cost                                       $168,661,709          $798,513
                                            =============      ============
  Market value                               $200,187,561        $1,095,944
 Due from Sponsor Company                              --                --
 Receivable from fund shares sold                 109,345                83
 Other assets                                          --                --
                                            -------------      ------------
 Total assets                                 200,296,906         1,096,027
                                            -------------      ------------
LIABILITIES:
 Due to Sponsor Company                           109,345                83
 Payable for fund shares purchased                     --                --
 Other liabilities                                     11                --
                                            -------------      ------------
 Total liabilities                                109,356                83
                                            -------------      ------------
NET ASSETS:
 For contract liabilities                    $200,187,550        $1,095,944
                                            =============      ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 78,020,028            82,613
 Minimum unit fair value #*                     $1.994967        $12.378465
 Maximum unit fair value #*                    $19.855466        $21.285126
 Contract liability                          $200,121,245        $1,095,944
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     18,727                --
 Minimum unit fair value #*                     $2.362272                --
 Maximum unit fair value #*                     $5.352090                --
 Contract liability                               $66,305                --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   HARTFORD                     HARTFORD
                                               HARTFORD          DISCIPLINED      HARTFORD       GROWTH
                                            GLOBAL GROWTH           EQUITY         GROWTH     OPPORTUNITIES
                                               HLS FUND            HLS FUND       HLS FUND      HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                205,799            5,927,470       512,553        907,706
                                             ============       ==============  ============  =============
  Cost                                         $3,769,719          $77,518,014    $6,399,668    $29,166,783
                                             ============       ==============  ============  =============
  Market value                                 $4,595,491         $108,828,355    $8,974,814    $36,834,724
 Due from Sponsor Company                              --                   --            --          9,530
 Receivable from fund shares sold                     222               23,495        57,452             --
 Other assets                                          --                   11            --              1
                                             ------------       --------------  ------------  -------------
 Total assets                                   4,595,713          108,851,861     9,032,266     36,844,255
                                             ------------       --------------  ------------  -------------
LIABILITIES:
 Due to Sponsor Company                               222               23,495        57,452             --
 Payable for fund shares purchased                     --                   --            --          9,530
 Other liabilities                                     --                   --             1             --
                                             ------------       --------------  ------------  -------------
 Total liabilities                                    222               23,495        57,453          9,530
                                             ------------       --------------  ------------  -------------
NET ASSETS:
 For contract liabilities                      $4,595,491         $108,828,366    $8,974,813    $36,834,725
                                             ============       ==============  ============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  2,073,214           57,621,161     4,642,472     14,258,508
 Minimum unit fair value #*                     $1.569587            $1.536525     $1.718721      $2.185748
 Maximum unit fair value #*                    $21.960925           $21.629011    $21.818146     $23.687687
 Contract liability                            $4,595,491         $108,828,366    $8,963,833    $36,826,511
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                   --         5,572          3,278
 Minimum unit fair value #*                            --                   --     $1.970487      $2.505843
 Maximum unit fair value #*                            --                   --     $1.970487      $2.505843
 Contract liability                                    --                   --       $10,980         $8,214

                                                                       HARTFORD
                                          HARTFORD       HARTFORD    INTERNATIONAL
                                         HIGH YIELD       INDEX      OPPORTUNITIES
                                          HLS FUND       HLS FUND      HLS FUND
                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                          3,539,229       220,085      4,577,237
                                        =============  ============  =============
  Cost                                    $30,825,872    $6,958,718    $62,986,497
                                        =============  ============  =============
  Market value                            $31,499,141    $8,482,087    $68,795,877
 Due from Sponsor Company                      49,974        10,903             --
 Receivable from fund shares sold                  --            --          8,648
 Other assets                                       3             1             --
                                        -------------  ------------  -------------
 Total assets                              31,549,118     8,492,991     68,804,525
                                        -------------  ------------  -------------
LIABILITIES:
 Due to Sponsor Company                            --            --          8,648
 Payable for fund shares purchased             49,974        10,903             --
 Other liabilities                                 --            --             14
                                        -------------  ------------  -------------
 Total liabilities                             49,974        10,903          8,662
                                        -------------  ------------  -------------
NET ASSETS:
 For contract liabilities                 $31,499,144    $8,482,088    $68,795,863
                                        =============  ============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             13,812,628     4,448,954     34,780,094
 Minimum unit fair value #*                 $1.949579     $1.426257      $1.642179
 Maximum unit fair value #*                $20.714275    $20.341770     $18.405252
 Contract liability                       $31,488,189    $8,482,088    $68,788,012
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                  5,073            --          4,378
 Minimum unit fair value #*                 $2.159522            --      $1.793352
 Maximum unit fair value #*                 $2.159522            --      $1.793352
 Contract liability                           $10,955            --         $7,851

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                      HARTFORD
                                    SMALL/MID CAP            HARTFORD
                                       EQUITY              MIDCAP VALUE
                                      HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       381,650                214,287
                                     ===========            ===========
  Cost                                $3,287,186             $2,516,352
                                     ===========            ===========
  Market value                        $4,308,827             $3,323,593
 Due from Sponsor Company                  3,580                     --
 Receivable from fund shares
  sold                                        --                 21,852
 Other assets                                 --                     --
                                     -----------            -----------
 Total assets                          4,312,407              3,345,445
                                     -----------            -----------
LIABILITIES:
 Due to Sponsor Company                       --                 21,852
 Payable for fund shares
  purchased                                3,580                     --
 Other liabilities                             1                     --
                                     -----------            -----------
 Total liabilities                         3,581                 21,852
                                     -----------            -----------
NET ASSETS:
 For contract liabilities             $4,308,826             $3,323,593
                                     ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           303,462                183,655
 Minimum unit fair value #*           $13.420293             $17.516521
 Maximum unit fair value #*           $27.076923             $18.304534
 Contract liability                   $4,308,826             $3,323,593
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                     --
 Minimum unit fair value #*                   --                     --
 Maximum unit fair value #*                   --                     --
 Contract liability                           --                     --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD               HARTFORD          HARTFORD
                                   ULTRASHORT BOND         SMALL COMPANY         SMALLCAP GROWTH        STOCK
                                      HLS FUND               HLS FUND               HLS FUND          HLS FUND
                                   SUB-ACCOUNT (3)          SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     3,664,451                900,477                606,986           187,412
                                     ===========            ===========            ===========       ===========
  Cost                               $36,644,494            $18,247,589            $14,627,308        $9,256,971
                                     ===========            ===========            ===========       ===========
  Market value                       $36,644,515            $23,799,610            $19,787,761       $10,883,007
 Due from Sponsor Company                     --                     --                     --                --
 Receivable from fund shares
  sold                                   184,679                 15,935                 29,850               465
 Other assets                                 --                      1                     --                 1
                                     -----------            -----------            -----------       -----------
 Total assets                         36,829,194             23,815,546             19,817,611        10,883,473
                                     -----------            -----------            -----------       -----------
LIABILITIES:
 Due to Sponsor Company                  184,679                 15,935                 29,850               465
 Payable for fund shares
  purchased                                   --                     --                     --                --
 Other liabilities                             4                     --                      3                --
                                     -----------            -----------            -----------       -----------
 Total liabilities                       184,683                 15,935                 29,853               465
                                     -----------            -----------            -----------       -----------
NET ASSETS:
 For contract liabilities            $36,644,511            $23,799,611            $19,787,758       $10,883,008
                                     ===========            ===========            ===========       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        29,862,747              8,357,331              7,446,338         5,947,651
 Minimum unit fair value #*            $0.916563              $2.052957              $2.259394         $1.349138
 Maximum unit fair value #*            $8.949686             $24.259034             $30.420402        $22.503663
 Contract liability                  $36,575,128            $23,799,611            $19,787,758       $10,883,008
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            57,216                     --                     --                --
 Minimum unit fair value #*            $1.131064                     --                     --                --
 Maximum unit fair value #*            $1.868356                     --                     --                --
 Contract liability                      $69,383                     --                     --                --

                                      HARTFORD
                                   U.S. GOVERNMENT      HARTFORD       AMERICAN FUNDS
                                     SECURITIES           VALUE             BOND
                                      HLS FUND          HLS FUND          HLS FUND
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     8,153,805         2,945,214             1,486
                                     ===========       ===========       ===========
  Cost                               $89,074,758       $35,304,102           $14,670
                                     ===========       ===========       ===========
  Market value                       $84,147,267       $45,326,843           $14,492
 Due from Sponsor Company                     --                --                --
 Receivable from fund shares
  sold                                    48,041            24,414                --
 Other assets                                 --                --                --
                                     -----------       -----------       -----------
 Total assets                         84,195,308        45,351,257            14,492
                                     -----------       -----------       -----------
LIABILITIES:
 Due to Sponsor Company                   48,041            24,414                --
 Payable for fund shares
  purchased                                   --                --                --
 Other liabilities                            22                 3                 1
                                     -----------       -----------       -----------
 Total liabilities                        48,063            24,417                 1
                                     -----------       -----------       -----------
NET ASSETS:
 For contract liabilities            $84,147,245       $45,326,840           $14,491
                                     ===========       ===========       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        70,007,577        23,553,788             1,321
 Minimum unit fair value #*            $1.080638         $1.704266        $10.968533
 Maximum unit fair value #*           $10.306934        $19.933695        $10.968533
 Contract liability                  $84,138,958       $45,314,581           $14,491
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             6,689             6,246                --
 Minimum unit fair value #*            $1.238882         $1.962695                --
 Maximum unit fair value #*            $1.238882         $1.962695                --
 Contract liability                       $8,287           $12,259                --

(3)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              AMERICAN FUNDS
                                               GLOBAL SMALL           AMERICAN FUNDS
                                              CAPITALIZATION              GROWTH
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                        9                     703
                                               ============            ============
  Cost                                                  $79                  $5,272
                                               ============            ============
  Market value                                          $84                  $9,202
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        --                      --
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                            84                   9,202
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  --                      --
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                       1
                                               ------------            ------------
 Total liabilities                                       --                       1
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                               $84                  $9,201
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                            7                     691
 Minimum unit fair value #*                      $11.285176              $13.314051
 Maximum unit fair value #*                      $11.285176              $13.314051
 Contract liability                                     $84                  $9,201
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS        HUNTINGTON VA         HUNTINGTON VA
                                    INTERNATIONAL             INCOME               DIVIDEND           HUNTINGTON VA
                                       HLS FUND            EQUITY FUND           CAPTURE FUND          GROWTH FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (4)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            632               102,453               240,440               101,477
                                     ============          ============          ============          ============
  Cost                                     $4,899            $1,193,176            $2,929,344              $943,255
                                     ============          ============          ============          ============
  Market value                             $6,487            $1,168,994            $3,017,523            $1,118,278
 Due from Sponsor Company                      --                    --                    --                    --
 Receivable from fund shares
  sold                                         --                    45                   125                    43
 Other assets                                  --                    --                    --                    --
                                     ------------          ------------          ------------          ------------
 Total assets                               6,487             1,169,039             3,017,648             1,118,321
                                     ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                        --                    45                   125                    43
 Payable for fund shares
  purchased                                    --                    --                    --                    --
 Other liabilities                             --                     2                     1                    --
                                     ------------          ------------          ------------          ------------
 Total liabilities                             --                    47                   126                    43
                                     ------------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities                  $6,487            $1,168,992            $3,017,522            $1,118,278
                                     ============          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                604               709,998             1,293,892               891,716
 Minimum unit fair value #*            $10.737343             $1.511686             $1.878362             $1.033465
 Maximum unit fair value #*            $10.737343            $16.129995            $20.423831            $14.386830
 Contract liability                        $6,487            $1,168,992            $3,017,522            $1,118,278
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                    --                    --
 Minimum unit fair value #*                    --                    --                    --                    --
 Maximum unit fair value #*                    --                    --                    --                    --
 Contract liability                            --                    --                    --                    --

                                    HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                       MID CORP              ROTATING           INTERNATIONAL
                                     AMERICA FUND          MARKETS FUND          EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        125,903                57,433                91,654
                                     ============          ============          ============
  Cost                                 $2,286,107              $811,412            $1,359,108
                                     ============          ============          ============
  Market value                         $2,876,891              $798,893            $1,581,029
 Due from Sponsor Company                      --                    --                    --
 Receivable from fund shares
  sold                                        107                    32                    62
 Other assets                                  --                    --                    --
                                     ------------          ------------          ------------
 Total assets                           2,876,998               798,925             1,581,091
                                     ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                       107                    32                    62
 Payable for fund shares
  purchased                                    --                    --                    --
 Other liabilities                             --                     1                    --
                                     ------------          ------------          ------------
 Total liabilities                            107                    33                    62
                                     ------------          ------------          ------------
NET ASSETS:
 For contract liabilities              $2,876,891              $798,892            $1,581,029
                                     ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          1,100,837               375,039                99,240
 Minimum unit fair value #*             $2.269658             $1.709365            $15.040450
 Maximum unit fair value #*            $24.346249            $19.662715            $16.318432
 Contract liability                    $2,876,891              $798,892            $1,581,029
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    --                    --
 Minimum unit fair value #*                    --                    --                    --
 Maximum unit fair value #*                    --                    --                    --
 Contract liability                            --                    --                    --

(4) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              HUNTINGTON VA
                                                 MORTGAGE             HUNTINGTON VA
                                             SECURITIES FUND            SITUS FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   71,261                 129,735
                                               ============            ============
  Cost                                             $798,122              $1,891,848
                                               ============            ============
  Market value                                     $815,936              $3,107,163
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        30                  13,249
 Other assets                                            --                       1
                                               ------------            ------------
 Total assets                                       815,966               3,120,413
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  30                  13,249
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        1                      --
                                               ------------            ------------
 Total liabilities                                       31                  13,249
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                          $815,935              $3,107,164
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       68,340               1,410,801
 Minimum unit fair value #*                      $11.205692               $2.066375
 Maximum unit fair value #*                      $12.157982              $26.050892
 Contract liability                                $815,935              $3,107,164
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       LORD ABBETT
                                         LORD ABBETT    CALIBRATED         LORD ABBETT         LORD ABBETT
                                         FUNDAMENTAL     DIVIDEND        BOND-DEBENTURE        GROWTH AND
                                         EQUITY FUND   GROWTH FUND            FUND             INCOME FUND
                                         SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            661,216       298,787           3,001,525           2,506,699
                                        =============  ============       =============       =============
  Cost                                    $12,312,446    $4,435,592         $35,953,377         $72,399,262
                                        =============  ============       =============       =============
  Market value                            $13,905,375    $4,861,261         $36,948,780         $83,322,704
 Due from Sponsor Company                      16,684            --             112,193                  --
 Receivable from fund shares sold                  --           362                  --              21,774
 Other assets                                      --             1                  --                  --
                                        -------------  ------------       -------------       -------------
 Total assets                              13,922,059     4,861,624          37,060,973          83,344,478
                                        -------------  ------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                            --           362                  --              21,774
 Payable for fund shares purchased             16,684            --             112,193                  --
 Other liabilities                                 --            --                   3                   2
                                        -------------  ------------       -------------       -------------
 Total liabilities                             16,684           362             112,196              21,776
                                        -------------  ------------       -------------       -------------
NET ASSETS:
 For contract liabilities                 $13,905,375    $4,861,262         $36,948,777         $83,322,702
                                        =============  ============       =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                783,568       302,539           2,277,171           5,920,267
 Minimum unit fair value #*                $16.209184    $14.906146          $14.963264          $12.878249
 Maximum unit fair value #*                $20.751881    $19.048619          $18.040652          $19.179208
 Contract liability                       $13,905,375    $4,861,262         $36,948,777         $83,274,613
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                     --            --                  --               3,356
 Minimum unit fair value #*                        --            --                  --          $13.821735
 Maximum unit fair value #*                        --            --                  --          $14.382431
 Contract liability                                --            --                  --             $48,089


                                        LORD ABBETT
                                          CLASSIC     MFS(R) CORE      MFS(R)
                                         STOCK FUND   EQUITY FUND   GROWTH FUND
                                        SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of shares                           321,781        21,004        10,895
                                        ============  ============  ============
  Cost                                    $3,962,921      $421,953      $330,012
                                        ============  ============  ============
  Market value                            $4,752,701      $494,868      $425,676
 Due from Sponsor Company                         --            --            --
 Receivable from fund shares sold                232            22            19
 Other assets                                     --            --            --
                                        ------------  ------------  ------------
 Total assets                              4,752,933       494,890       425,695
                                        ------------  ------------  ------------
LIABILITIES:
 Due to Sponsor Company                          232            22            19
 Payable for fund shares purchased                --            --            --
 Other liabilities                                 3            --            --
                                        ------------  ------------  ------------
 Total liabilities                               235            22            19
                                        ------------  ------------  ------------
NET ASSETS:
 For contract liabilities                 $4,752,698      $494,868      $425,676
                                        ============  ============  ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               299,091        77,629        40,586
 Minimum unit fair value #*               $14.602401     $1.645837     $8.920416
 Maximum unit fair value #*               $17.834059    $14.029681    $22.603485
 Contract liability                       $4,747,891      $494,868      $425,676
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                   294            --            --
 Minimum unit fair value #*               $16.343409            --            --
 Maximum unit fair value #*               $16.343409            --            --
 Contract liability                           $4,807            --            --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             MFS(R) INVESTORS
                                                  GROWTH             MFS(R) INVESTORS
                                                STOCK FUND              TRUST FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   26,681                  20,741
                                               ============            ============
  Cost                                             $318,603                $390,347
                                               ============            ============
  Market value                                     $408,755                $621,197
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        17                      32
 Other assets                                            --                       1
                                               ------------            ------------
 Total assets                                       408,772                 621,230
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  17                      32
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        1                      --
                                               ------------            ------------
 Total liabilities                                       18                      32
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                          $408,754                $621,198
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       37,403                  54,572
 Minimum unit fair value #*                       $9.685111               $1.788419
 Maximum unit fair value #*                      $13.010717              $19.526493
 Contract liability                                $408,754                $612,524
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                     609
 Minimum unit fair value #*                              --              $14.246669
 Maximum unit fair value #*                              --              $14.246669
 Contract liability                                      --                  $8,674

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  INVESCO V.I.           UIF CORE PLUS
                                 MFS(R) TOTAL     MFS(R)           EQUITY AND             FIXED INCOME
                                 RETURN FUND    VALUE FUND        INCOME FUND              PORTFOLIO
                                 SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT (5)         SUB-ACCOUNT (6)
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    206,767           495            164,503                 478,130
                                 ============  ============       ============            ============
  Cost                             $3,974,406        $5,508         $2,440,068              $5,085,356
                                 ============  ============       ============            ============
  Market value                     $4,846,626        $9,422         $3,053,334              $4,880,914
 Due from Sponsor Company                  --            --                 --                      --
 Receivable from fund shares
  sold                                    237            --             20,264                     226
 Other assets                              --            --                  1                       3
                                 ------------  ------------       ------------            ------------
 Total assets                       4,846,863         9,422          3,073,599               4,881,143
                                 ------------  ------------       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                   237            --             20,264                     226
 Payable for fund shares
  purchased                                --            --                 --                      --
 Other liabilities                          2            --                 --                      --
                                 ------------  ------------       ------------            ------------
 Total liabilities                        239            --             20,264                     226
                                 ------------  ------------       ------------            ------------
NET ASSETS:
 For contract liabilities          $4,846,624        $9,422         $3,053,335              $4,880,917
                                 ============  ============       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        283,529           638            205,721                 386,747
 Minimum unit fair value #*         $1.675172    $14.774501         $13.120869               $1.394451
 Maximum unit fair value #*        $18.595533    $14.774501         $20.459870              $16.322878
 Contract liability                $4,785,413        $9,422         $3,030,363              $4,862,409
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          3,298            --              1,751                   1,134
 Minimum unit fair value #*        $18.436330            --         $13.120869              $16.322878
 Maximum unit fair value #*        $18.595533            --         $13.120869              $16.322878
 Contract liability                   $61,211            --            $22,972                 $18,508

                                      UIF EMERGING            UIF EMERGING
                                      MARKETS DEBT           MARKETS EQUITY                UIF GROWTH
                                       PORTFOLIO                PORTFOLIO                   PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (7)(8)(9)(10)
-------------------------------  ------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          58,662                1,012,457                     345,107
                                      ============            =============               =============
  Cost                                    $470,447              $17,307,231                  $8,998,548
                                      ============            =============               =============
  Market value                            $482,206              $14,824,282                 $10,662,733
 Due from Sponsor Company                       --                  143,530                          --
 Receivable from fund shares
  sold                                          23                       --                         439
 Other assets                                   --                       --                          --
                                      ------------            -------------               -------------
 Total assets                              482,229               14,967,812                  10,663,172
                                      ------------            -------------               -------------
LIABILITIES:
 Due to Sponsor Company                         23                       --                         439
 Payable for fund shares
  purchased                                     --                  143,530                          --
 Other liabilities                               2                        1                           1
                                      ------------            -------------               -------------
 Total liabilities                              25                  143,531                         440
                                      ------------            -------------               -------------
NET ASSETS:
 For contract liabilities                 $482,204              $14,824,281                 $10,662,732
                                      ============            =============               =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              26,570                  844,415                     804,763
 Minimum unit fair value #*              $2.310689                $9.898830                  $13.026230
 Maximum unit fair value #*             $29.012372               $24.841101                  $13.129316
 Contract liability                       $482,204              $14,808,004                 $10,553,774
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      939                       8,304
 Minimum unit fair value #*                     --               $17.330987                  $13.099644
 Maximum unit fair value #*                     --               $17.330987                  $13.122606
 Contract liability                             --                  $16,277                    $108,958

(5) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

(6) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

(7)  Funded as of September 6, 2013.

(8) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(9) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(10) Effective September 6, 2013 Morgan Stanley Growth Portfolio merged with UIF Growth Portfolio.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          UIF MID CAP        INVESCO V.I.
                                             GROWTH            AMERICAN
                                           PORTFOLIO          VALUE FUND
                                          SUB-ACCOUNT      SUB-ACCOUNT (11)
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             565,271             520,638
                                          ============       =============
  Cost                                      $7,009,532          $8,795,551
                                          ============       =============
  Market value                              $8,055,116         $10,286,862
 Due from Sponsor Company                           --                  --
 Receivable from fund shares sold               26,593               2,488
 Other assets                                        2                  --
                                          ------------       -------------
 Total assets                                8,081,711          10,289,350
                                          ------------       -------------
LIABILITIES:
 Due to Sponsor Company                         26,593               2,488
 Payable for fund shares purchased                  --                  --
 Other liabilities                                  --                  --
                                          ------------       -------------
 Total liabilities                              26,593               2,488
                                          ------------       -------------
NET ASSETS:
 For contract liabilities                   $8,055,118         $10,286,862
                                          ============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 375,513             493,634
 Minimum unit fair value #*                 $19.727891          $18.306514
 Maximum unit fair value #*                 $26.549071          $29.891499
 Contract liability                         $8,055,118         $10,249,267
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      --               1,694
 Minimum unit fair value #*                         --          $22.192066
 Maximum unit fair value #*                         --          $22.192066
 Contract liability                                 --             $37,595

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(11) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MORGAN STANLEY                                  MORGAN STANLEY
                                        MID CAP              MORGAN STANLEY              GLOBAL               INVESCO V.I.
                                         GROWTH               MONEY MARKET           INFRASTRUCTURE         EQUALLY-WEIGHTED
                                       PORTFOLIO               PORTFOLIO               PORTFOLIO              S&P 500 FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          52,211               4,805,494                  84,443                 361,018
                                      ============            ============            ============            ============
  Cost                                    $894,856              $4,805,494              $1,444,788              $6,163,165
                                      ============            ============            ============            ============
  Market value                          $2,342,404              $4,805,494              $2,175,713              $7,584,714
 Due from Sponsor Company                       --                 102,316                      --                      --
 Receivable from fund shares
  sold                                         104                      --                      89                     343
 Other assets                                    1                       2                      --                       2
                                      ------------            ------------            ------------            ------------
 Total assets                            2,342,509               4,907,812               2,175,802               7,585,059
                                      ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        104                      --                      89                     343
 Payable for fund shares
  purchased                                     --                 102,316                      --                      --
 Other liabilities                              --                      --                       1                      --
                                      ------------            ------------            ------------            ------------
 Total liabilities                             104                 102,316                      90                     343
                                      ------------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $2,342,405              $4,805,496              $2,175,712              $7,584,716
                                      ============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              66,710                 452,972                  93,095                 233,952
 Minimum unit fair value #*              $2.763681               $1.016224               $2.400575               $2.323911
 Maximum unit fair value #*             $57.504536              $13.032252              $47.639586              $56.357319
 Contract liability                     $2,329,470              $4,770,173              $2,146,755              $7,389,144
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 225                   3,462                     608                   5,466
 Minimum unit fair value #*             $57.504536              $10.146907              $47.639586              $24.414356
 Maximum unit fair value #*             $57.504536              $13.032252              $47.639586              $56.357319
 Contract liability                        $12,935                 $35,323                 $28,957                $195,572

                                                                            OPPENHEIMER
                                       UIF SMALL          UIF GLOBAL         DISCOVERY
                                     COMPANY GROWTH       FRANCHISE           MID CAP
                                       PORTFOLIO          PORTFOLIO        GROWTH FUND/VA
                                      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (12)
-------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          10,893             26,503             57,955
                                      ============       ============       ============
  Cost                                    $179,280           $393,029         $2,872,690
                                      ============       ============       ============
  Market value                            $298,906           $485,280         $4,185,496
 Due from Sponsor Company                       --                 --                 --
 Receivable from fund shares
  sold                                          18                 26                166
 Other assets                                   --                 --                 --
                                      ------------       ------------       ------------
 Total assets                              298,924            485,306          4,185,662
                                      ------------       ------------       ------------
LIABILITIES:
 Due to Sponsor Company                         18                 26                166
 Payable for fund shares
  purchased                                     --                 --                 --
 Other liabilities                               1                 --                  1
                                      ------------       ------------       ------------
 Total liabilities                              19                 26                167
                                      ------------       ------------       ------------
NET ASSETS:
 For contract liabilities                 $298,905           $485,280         $4,185,495
                                      ============       ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              11,426             18,741            287,141
 Minimum unit fair value #*             $22.745582         $20.458651         $13.327701
 Maximum unit fair value #*             $30.554335         $28.091786         $24.787631
 Contract liability                       $298,905           $485,280         $4,185,495
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                 --                 --
 Minimum unit fair value #*                     --                 --                 --
 Maximum unit fair value #*                     --                 --                 --
 Contract liability                             --                 --                 --

(12) Formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           OPPENHEIMER
                                             CAPITAL           OPPENHEIMER
                                          APPRECIATION            GLOBAL
                                             FUND/VA             FUND/VA
                                           SUB-ACCOUNT       SUB-ACCOUNT (13)
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              537,061            2,841,578
                                          =============       ==============
  Cost                                      $21,850,833          $97,348,666
                                          =============       ==============
  Market value                              $30,811,194         $114,998,690
 Due from Sponsor Company                            --                   --
 Receivable from fund shares sold                19,506               70,167
 Other assets                                        --                    2
                                          -------------       --------------
 Total assets                                30,830,700          115,068,859
                                          -------------       --------------
LIABILITIES:
 Due to Sponsor Company                          19,506               70,167
 Payable for fund shares purchased                   --                   --
 Other liabilities                                    1                   --
                                          -------------       --------------
 Total liabilities                               19,507               70,167
                                          -------------       --------------
NET ASSETS:
 For contract liabilities                   $30,811,193         $114,998,692
                                          =============       ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                2,157,669            6,680,612
 Minimum unit fair value #*                  $13.087320           $12.025079
 Maximum unit fair value #*                  $21.022069           $21.614181
 Contract liability                         $30,798,445         $114,944,177
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                      868                3,101
 Minimum unit fair value #*                  $14.680608           $16.947654
 Maximum unit fair value #*                  $14.680608           $17.635180
 Contract liability                             $12,748              $54,515

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(13) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      OPPENHEIMER
                                             OPPENHEIMER              MAIN STREET         PUTNAM VT          PUTNAM VT
                                             MAIN STREET               SMALL CAP         DIVERSIFIED        GLOBAL ASSET
                                              FUND(R)/VA                FUND/VA          INCOME FUND      ALLOCATION FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT (14)      SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                216,536                1,530,878          4,095,207            307,804
                                             ============            =============       ============       ============
  Cost                                         $4,960,010              $27,823,195        $31,932,740         $4,682,984
                                             ============            =============       ============       ============
  Market value                                 $6,710,445              $42,145,089        $31,000,716         $5,811,348
 Due from Sponsor Company                              --                   28,965                 --              2,313
 Receivable from fund shares sold                   9,054                       --             18,980                 --
 Other assets                                           1                        2                 --                 --
                                             ------------            -------------       ------------       ------------
 Total assets                                   6,719,500               42,174,056         31,019,696          5,813,661
                                             ------------            -------------       ------------       ------------
LIABILITIES:
 Due to Sponsor Company                             9,054                       --             18,980                 --
 Payable for fund shares purchased                     --                   28,965                 --              2,313
 Other liabilities                                     --                       --                  3                 --
                                             ------------            -------------       ------------       ------------
 Total liabilities                                  9,054                   28,965             18,983              2,313
                                             ------------            -------------       ------------       ------------
NET ASSETS:
 For contract liabilities                      $6,710,446              $42,145,091        $31,000,713         $5,811,348
                                             ============            =============       ============       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    439,447                2,279,618          1,402,152            211,163
 Minimum unit fair value #*                    $12.719680               $16.957571         $13.553229         $12.062583
 Maximum unit fair value #*                    $21.114966               $26.324663         $25.429077         $51.671303
 Contract liability                            $6,710,446              $42,130,731        $30,991,897         $5,811,348
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      755                361                 --
 Minimum unit fair value #*                            --               $19.021727         $24.419697                 --
 Maximum unit fair value #*                            --               $19.021727         $24.419697                 --
 Contract liability                                    --                  $14,360             $8,816                 --


                                         PUTNAM VT      PUTNAM VT      PUTNAM VT
                                         GROWTH AND   INTERNATIONAL  INTERNATIONAL
                                        INCOME FUND    VALUE FUND     EQUITY FUND
                                        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                           197,625       380,476       2,250,241
                                        ============  ============   =============
  Cost                                    $4,734,640    $3,802,081     $36,023,675
                                        ============  ============   =============
  Market value                            $4,725,230    $4,208,063     $32,155,947
 Due from Sponsor Company                         --            --              --
 Receivable from fund shares sold              1,861           326           6,384
 Other assets                                      2            --              --
                                        ------------  ------------   -------------
 Total assets                              4,727,093     4,208,389      32,162,331
                                        ------------  ------------   -------------
LIABILITIES:
 Due to Sponsor Company                        1,861           326           6,384
 Payable for fund shares purchased                --            --              --
 Other liabilities                                --            --               1
                                        ------------  ------------   -------------
 Total liabilities                             1,861           326           6,385
                                        ------------  ------------   -------------
NET ASSETS:
 For contract liabilities                 $4,725,232    $4,208,063     $32,155,946
                                        ============  ============   =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               131,901       495,068       1,901,725
 Minimum unit fair value #*               $13.538160     $7.880268       $8.838225
 Maximum unit fair value #*               $74.698236    $16.561677      $25.412902
 Contract liability                       $4,711,044    $4,208,063     $32,155,946
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                   198            --              --
 Minimum unit fair value #*               $71.731968            --              --
 Maximum unit fair value #*               $71.731968            --              --
 Contract liability                          $14,188            --              --

(14) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    PUTNAM VT
                                                 PUTNAM VT          MULTI-CAP
                                              INVESTORS FUND       GROWTH FUND
                                                SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 1,336,060            173,198
                                               =============       ============
  Cost                                           $15,332,189         $4,353,239
                                               =============       ============
  Market value                                   $20,535,249         $5,277,336
 Due from Sponsor Company                                 --                 --
 Receivable from fund shares sold                     24,722             57,399
 Other assets                                              2                 --
                                               -------------       ------------
 Total assets                                     20,559,973          5,334,735
                                               -------------       ------------
LIABILITIES:
 Due to Sponsor Company                               24,722             57,399
 Payable for fund shares purchased                        --                 --
 Other liabilities                                        --                  1
                                               -------------       ------------
 Total liabilities                                    24,722             57,400
                                               -------------       ------------
NET ASSETS:
 For contract liabilities                        $20,535,251         $5,277,335
                                               =============       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     1,713,736            292,696
 Minimum unit fair value #*                        $8.557179         $17.368559
 Maximum unit fair value #*                       $21.473468         $18.353989
 Contract liability                              $20,535,251         $5,277,335
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                            --                 --
 Minimum unit fair value #*                               --                 --
 Maximum unit fair value #*                               --                 --
 Contract liability                                       --                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM VT          PUTNAM VT                                  PUTNAM VT
                                   SMALL CAP        GEORGE PUTNAM             PUTNAM VT            EQUITY
                                  VALUE FUND        BALANCED FUND            VOYAGER FUND       INCOME FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   1,230,016            304,459                  79,348            377,182
                                 =============       ============            ============       ============
  Cost                             $26,977,315         $3,102,488              $2,599,890         $4,881,972
                                 =============       ============            ============       ============
  Market value                     $25,633,547         $2,816,249              $4,090,378         $7,694,519
 Due from Sponsor Company                   --                 --                      --                 --
 Receivable from fund shares
  sold                                   3,043                114                     208                350
 Other assets                               --                 --                       1                 --
                                 -------------       ------------            ------------       ------------
 Total assets                       25,636,590          2,816,363               4,090,587          7,694,869
                                 -------------       ------------            ------------       ------------
LIABILITIES:
 Due to Sponsor Company                  3,043                114                     208                350
 Payable for fund shares
  purchased                                 --                 --                      --                 --
 Other liabilities                           1                 --                      --                 --
                                 -------------       ------------            ------------       ------------
 Total liabilities                       3,044                114                     208                350
                                 -------------       ------------            ------------       ------------
NET ASSETS:
 For contract liabilities          $25,633,546         $2,816,249              $4,090,379         $7,694,519
                                 =============       ============            ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         823,281            201,291                 164,032            343,718
 Minimum unit fair value #*         $24.274924         $12.012039               $8.178511         $21.106196
 Maximum unit fair value #*         $35.191734         $17.481811              $93.737609         $23.251514
 Contract liability                $25,633,546         $2,816,249              $4,068,880         $7,694,519
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --                 --                     251                 --
 Minimum unit fair value #*                 --                 --              $85.506479                 --
 Maximum unit fair value #*                 --                 --              $85.506479                 --
 Contract liability                         --                 --                 $21,499                 --

                                        PIONEER              INVESCO V.I.
                                       FUND VCT               GROWTH AND              INVESCO V.I.
                                       PORTFOLIO              INCOME FUND             COMSTOCK FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (15)         SUB-ACCOUNT (16)
-------------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          6,149                  939,101                2,101,831
                                      ===========            =============            =============
  Cost                                   $129,291              $19,340,847              $28,462,312
                                      ===========            =============            =============
  Market value                           $161,591              $24,634,983              $37,160,386
 Due from Sponsor Company                      --                    9,977                       --
 Receivable from fund shares
  sold                                          9                       --                    5,474
 Other assets                                  --                       --                       --
                                      -----------            -------------            -------------
 Total assets                             161,600               24,644,960               37,165,860
                                      -----------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                         9                       --                    5,474
 Payable for fund shares
  purchased                                    --                    9,977                       --
 Other liabilities                              1                        2                       --
                                      -----------            -------------            -------------
 Total liabilities                             10                    9,979                    5,474
                                      -----------            -------------            -------------
NET ASSETS:
 For contract liabilities                $161,590              $24,634,981              $37,160,386
                                      ===========            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            115,676                1,150,024                1,674,153
 Minimum unit fair value #*             $1.389631                $1.936055               $20.023107
 Maximum unit fair value #*             $1.503025               $23.178461               $23.665796
 Contract liability                      $161,590              $24,630,120              $37,160,386
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      224                       --
 Minimum unit fair value #*                    --               $21.716587                       --
 Maximum unit fair value #*                    --               $21.716587                       --
 Contract liability                            --                   $4,861                       --

(15) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

(16) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       INVESCO V.I.
                                               INVESCO V.I.              MID CAP
                                            AMERICAN FRANCHISE         GROWTH FUND
                                             SUB-ACCOUNT (17)        SUB-ACCOUNT (18)
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                    3,330                  26,447
                                               ============            ============
  Cost                                              $89,643                $119,296
                                               ============            ============
  Market value                                     $165,121                $140,966
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                         9                       8
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                       165,130                 140,974
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                   9                       8
 Payable for fund shares purchased                       --                      --
 Other liabilities                                        3                      --
                                               ------------            ------------
 Total liabilities                                       12                       8
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                          $165,118                $140,966
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                        8,279                   7,897
 Minimum unit fair value #*                      $19.072277              $16.957027
 Maximum unit fair value #*                      $20.973366              $18.876467
 Contract liability                                $165,118                $140,966
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(17) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

(18) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             WELLS FARGO            WELLS FARGO             WELLS FARGO
                                            ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                              INTRINSIC            INTERNATIONAL             SMALL CAP
                                             VALUE FUND             EQUITY FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   276                 294,991                 213,110
                                             ===========            ============            ============
  Cost                                            $3,076              $1,469,160              $1,437,106
                                             ===========            ============            ============
  Market value                                    $5,202              $1,616,551              $2,412,338
 Due from Sponsor Company                             --                      --                      --
 Receivable from fund shares sold                     --                   5,393                   1,043
 Other assets                                         --                      --                      --
                                             -----------            ------------            ------------
 Total assets                                      5,202               1,621,944               2,413,381
                                             -----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                               --                   5,393                   1,043
 Payable for fund shares purchased                    --                      --                      --
 Other liabilities                                    --                      --                       1
                                             -----------            ------------            ------------
 Total liabilities                                    --                   5,393                   1,044
                                             -----------            ------------            ------------
NET ASSETS:
 For contract liabilities                         $5,202              $1,616,551              $2,412,337
                                             ===========            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     3,188               1,200,512                 130,153
 Minimum unit fair value #*                    $1.631978               $1.092958               $2.340664
 Maximum unit fair value #*                    $1.631978              $15.442011              $19.252544
 Contract liability                               $5,202              $1,616,551              $2,412,337
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                        --                      --                      --
 Minimum unit fair value #*                           --                      --                      --
 Maximum unit fair value #*                           --                      --                      --
 Contract liability                                   --                      --                      --

                                             WELLS FARGO
                                             ADVANTAGE VT            WELLS FARGO
                                              SMALL CAP              ADVANTAGE VT
                                              VALUE FUND           OPPORTUNITY FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                                536,844                  11,516
                                             ============            ============
  Cost                                         $4,110,086                $191,219
                                             ============            ============
  Market value                                 $5,754,965                $300,693
 Due from Sponsor Company                              --                      --
 Receivable from fund shares sold                   6,283                      11
 Other assets                                          --                      --
                                             ------------            ------------
 Total assets                                   5,761,248                 300,704
                                             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                             6,283                      11
 Payable for fund shares purchased                     --                      --
 Other liabilities                                     --                       1
                                             ------------            ------------
 Total liabilities                                  6,283                      12
                                             ------------            ------------
NET ASSETS:
 For contract liabilities                      $5,754,965                $300,692
                                             ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    405,097                  19,423
 Minimum unit fair value #*                    $13.819185              $15.121187
 Maximum unit fair value #*                    $14.428683              $15.551922
 Contract liability                            $5,754,965                $300,692
CONTRACTS IN PAYOUT (ANNUITIZATION)
 PERIOD:
 Units owned by participants #                         --                      --
 Minimum unit fair value #*                            --                      --
 Maximum unit fair value #*                            --                      --
 Contract liability                                    --                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                           ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                              BALANCED WEALTH            INTERNATIONAL
                                             STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $665,334                 $3,623,628
                                                ------------             --------------
EXPENSES:
 Administrative charges                              (61,451)                  (134,163)
 Mortality and expense risk charges                 (399,047)                  (892,727)
                                                ------------             --------------
  Total expenses                                    (460,498)                (1,026,890)
                                                ------------             --------------
  Net investment income (loss)                       204,836                  2,596,738
                                                ------------             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       783,240                (16,945,483)
 Net realized gain on distributions                       --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         3,241,299                 27,003,432
                                                ------------             --------------
  Net gain (loss) on investments                   4,024,539                 10,057,949
                                                ------------             --------------
  Net increase (decrease) in net assets
   resulting from operations                      $4,229,375                $12,654,687
                                                ============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS     INVESCO V.I.
                                     SMALL/MID CAP        ALLIANCEBERNSTEIN VPS       INTERNATIONAL          GOVERNMENT
                                    VALUE PORTFOLIO          VALUE PORTFOLIO         GROWTH PORTFOLIO      SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $65,130                 $713,200                $28,359               $8,415
                                      ------------            -------------             ----------            ---------
EXPENSES:
 Administrative charges                    (30,451)                 (74,764)                    --                   --
 Mortality and expense risk
  charges                                 (202,721)                (494,793)               (59,161)              (6,022)
                                      ------------            -------------             ----------            ---------
  Total expenses                          (233,172)                (569,557)               (59,161)              (6,022)
                                      ------------            -------------             ----------            ---------
  Net investment income (loss)            (168,042)                 143,643                (30,802)               2,393
                                      ------------            -------------             ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    968,322               (1,710,157)               (94,604)               1,227
 Net realized gain on
  distributions                            889,864                       --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        2,938,545               12,874,958                572,471              (17,585)
                                      ------------            -------------             ----------            ---------
  Net gain (loss) on
   investments                           4,796,731               11,164,801                477,867              (16,358)
                                      ------------            -------------             ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $4,628,689              $11,308,444               $447,065             $(13,965)
                                      ============            =============             ==========            =========

                                   INVESCO V.I.     INVESCO V.I.       INVESCO V.I.
                                       HIGH         INTERNATIONAL      DIVERSIFIED
                                    YIELD FUND       GROWTH FUND      DIVIDEND FUND
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  ------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $23,525            $52              $169,050
                                     ---------          -----          ------------
EXPENSES:
 Administrative charges                     --             --                    --
 Mortality and expense risk
  charges                               (9,278)           (47)             (113,074)
                                     ---------          -----          ------------
  Total expenses                        (9,278)           (47)             (113,074)
                                     ---------          -----          ------------
  Net investment income (loss)          14,247              5                55,976
                                     ---------          -----          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 22,750            114               463,803
 Net realized gain on
  distributions                             --             --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (8,306)           671             1,519,224
                                     ---------          -----          ------------
  Net gain (loss) on
   investments                          14,444            785             1,983,027
                                     ---------          -----          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $28,691           $790            $2,039,003
                                     =========          =====          ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             INVESCO V.I.         AMERICAN FUNDS
                                                 MONEY                GLOBAL
                                              MARKET FUND          GROWTH FUND
                                            SUB-ACCOUNT (1)        SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $627               $30,503
                                               ---------            ----------
EXPENSES:
 Administrative charges                               --                (3,577)
 Mortality and expense risk charges              (42,594)              (43,377)
                                               ---------            ----------
  Total expenses                                 (42,594)              (46,954)
                                               ---------            ----------
  Net investment income (loss)                   (41,967)              (16,451)
                                               ---------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                        --               431,667
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            --               202,267
                                               ---------            ----------
  Net gain (loss) on investments                      --               633,934
                                               ---------            ----------
  Net increase (decrease) in net assets
   resulting from operations                    $(41,967)             $617,483
                                               =========            ==========

(1)  Funded as of July 18, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                               AMERICAN FUNDS
                                           AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                            GROWTH FUND         GROWTH-INCOME FUND     INTERNATIONAL FUND   CAPITALIZATION FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $123,839               $141,946               $63,043               $12,312
                                            ------------           ------------            ----------            ----------
EXPENSES:
 Administrative charges                          (17,777)               (14,470)               (6,619)               (1,851)
 Mortality and expense risk charges             (238,398)              (193,120)              (79,451)              (23,356)
                                            ------------           ------------            ----------            ----------
  Total expenses                                (256,175)              (207,590)              (86,070)              (25,207)
                                            ------------           ------------            ----------            ----------
  Net investment income (loss)                  (132,336)               (65,644)              (23,027)              (12,895)
                                            ------------           ------------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   941,485                792,042               103,579               111,321
 Net realized gain on distributions                   --                     --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,544,022              2,241,479               778,626               224,940
                                            ------------           ------------            ----------            ----------
  Net gain (loss) on investments               3,485,507              3,033,521               882,205               336,261
                                            ------------           ------------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $3,353,171             $2,967,877              $859,178              $323,366
                                            ============           ============            ==========            ==========

                                                                       STERLING
                                              STERLING                 CAPITAL                 STERLING
                                          CAPITAL STRATEGIC         EQUITY INCOME          CAPITAL SPECIAL
                                        ALLOCATION EQUITY VIF  VARIABLE INSURANCE FUND    OPPORTUNITIES VIF
                                           SUB-ACCOUNT (2)         SUB-ACCOUNT (3)           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $287                 $28,369                   $6,630
                                             -----------             -----------             ------------
EXPENSES:
 Administrative charges                             (342)                 (4,440)                 (18,247)
 Mortality and expense risk charges               (2,058)                (26,471)                (107,911)
                                             -----------             -----------             ------------
  Total expenses                                  (2,400)                (30,911)                (126,158)
                                             -----------             -----------             ------------
  Net investment income (loss)                    (2,113)                 (2,542)                (119,528)
                                             -----------             -----------             ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (265,756)               (265,689)                 795,782
 Net realized gain on distributions                   --                      --                  984,238
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       285,373                 603,909                  398,084
                                             -----------             -----------             ------------
  Net gain (loss) on investments                  19,617                 338,220                2,178,104
                                             -----------             -----------             ------------
  Net increase (decrease) in net
   assets resulting from operations              $17,504                $335,678               $2,058,576
                                             ===========             ===========             ============

(2) Effective April 26, 2013 Sterling Capital Strategic Allocation Equity VIF was liquidated.

(3)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     WELLS FARGO
                                                STERLING             ADVANTAGE VT
                                              CAPITAL TOTAL             OMEGA
                                             RETURN BOND VIF         GROWTH FUND
                                               SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $160,993                $1,736
                                               -----------            ----------
EXPENSES:
 Administrative charges                            (10,105)                 (902)
 Mortality and expense risk charges                (58,387)               (6,045)
                                               -----------            ----------
  Total expenses                                   (68,492)               (6,947)
                                               -----------            ----------
  Net investment income (loss)                      92,501                (5,211)
                                               -----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      10,372                21,799
 Net realized gain on distributions                163,081                36,141
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (422,928)               93,059
                                               -----------            ----------
  Net gain (loss) on investments                  (249,475)              150,999
                                               -----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $(156,974)             $145,788
                                               ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            FIDELITY(R) VIP         FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP
                                             EQUITY-INCOME               GROWTH           CONTRAFUND(R)            MID CAP
                                               PORTFOLIO               PORTFOLIO            PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $967,178                  $6,958           $1,700,884              $154,063
                                             -------------            ------------        -------------         -------------
EXPENSES:
 Administrative charges                            (97,940)                (35,367)            (482,537)             (126,497)
 Mortality and expense risk charges               (649,847)               (227,378)          (3,050,321)             (858,539)
                                             -------------            ------------        -------------         -------------
  Total expenses                                  (747,787)               (262,745)          (3,532,858)             (985,036)
                                             -------------            ------------        -------------         -------------
  Net investment income (loss)                     219,391                (255,787)          (1,831,974)             (830,973)
                                             -------------            ------------        -------------         -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (1,727,793)              2,354,409           (5,842,475)            1,430,569
 Net realized gain on distributions              2,885,596                  10,588               59,564             7,548,222
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      10,169,419               3,044,746           69,430,913            10,647,614
                                             -------------            ------------        -------------         -------------
  Net gain (loss) on investments                11,327,222               5,409,743           63,648,002            19,626,405
                                             -------------            ------------        -------------         -------------
  Net increase (decrease) in net
   assets resulting from operations            $11,546,613              $5,153,956          $61,816,028           $18,795,432
                                             =============            ============        =============         =============

                                                                   FIDELITY(R) VIP
                                           FIDELITY(R) VIP         DYNAMIC CAPITAL          FRANKLIN
                                           VALUE STRATEGIES          APPRECIATION            INCOME
                                              PORTFOLIO               PORTFOLIO          SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $48,498                  $3,890             $2,914
                                             ------------            ------------            -------
EXPENSES:
 Administrative charges                           (16,083)                     --                 --
 Mortality and expense risk charges              (107,165)                (48,914)              (483)
                                             ------------            ------------            -------
  Total expenses                                 (123,248)                (48,914)              (483)
                                             ------------            ------------            -------
  Net investment income (loss)                    (74,750)                (45,024)             2,431
                                             ------------            ------------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    562,709                 314,882                 51
 Net realized gain on distributions                    --                 273,458                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,530,554                 522,259              3,304
                                             ------------            ------------            -------
  Net gain (loss) on investments                2,093,263               1,110,599              3,355
                                             ------------            ------------            -------
  Net increase (decrease) in net
   assets resulting from operations            $2,018,513              $1,065,575             $5,786
                                             ============            ============            =======

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN             FRANKLIN
                                             SMALL-MID CAP          SMALL CAP
                                                 GROWTH               VALUE
                                            SECURITIES FUND      SECURITIES FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                $29
                                               ----------             ------
EXPENSES:
 Administrative charges                            (2,495)                --
 Mortality and expense risk charges               (32,745)               (25)
                                               ----------             ------
  Total expenses                                  (35,240)               (25)
                                               ----------             ------
  Net investment income (loss)                    (35,240)                 4
                                               ----------             ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    159,993                152
 Net realized gain on distributions               121,342                 42
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        341,001                552
                                               ----------             ------
  Net gain (loss) on investments                  622,336                746
                                               ----------             ------
  Net increase (decrease) in net assets
   resulting from operations                     $587,096               $750
                                               ==========             ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                       TEMPLETON
                                       STRATEGIC                                     DEVELOPING             TEMPLETON
                                        INCOME              MUTUAL SHARES              MARKETS                GROWTH
                                    SECURITIES FUND        SECURITIES FUND         SECURITIES FUND       SECURITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $333,631                 $98,779                $20,719               $38,670
                                      -----------            ------------            -----------            ----------
EXPENSES:
 Administrative charges                    (7,798)                 (6,525)                (1,224)               (1,756)
 Mortality and expense risk
  charges                                 (85,436)                (80,960)               (15,842)              (24,458)
                                      -----------            ------------            -----------            ----------
  Total expenses                          (93,234)                (87,485)               (17,066)              (26,214)
                                      -----------            ------------            -----------            ----------
  Net investment income (loss)            240,397                  11,294                  3,653                12,456
                                      -----------            ------------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   139,835                 382,682                 83,374                82,777
 Net realized gain on
  distributions                            69,372                      --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (346,958)                757,300               (115,909)              267,247
                                      -----------            ------------            -----------            ----------
  Net gain (loss) on
   investments                           (137,751)              1,139,982                (32,535)              350,024
                                      -----------            ------------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $102,646              $1,151,276               $(28,882)             $362,480
                                      ===========            ============            ===========            ==========

                                                                                HARTFORD
                                     TEMPLETON              HARTFORD             TOTAL
                                    GLOBAL BOND             BALANCED          RETURN BOND
                                  SECURITIES FUND           HLS FUND            HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $123                 $380,474          $12,535,461
                                       ------             ------------       --------------
EXPENSES:
 Administrative charges                    --                  (53,693)            (637,602)
 Mortality and expense risk
  charges                                 (36)                (353,675)          (4,012,141)
                                       ------             ------------       --------------
  Total expenses                          (36)                (407,368)          (4,649,743)
                                       ------             ------------       --------------
  Net investment income (loss)             87                  (26,894)           7,885,718
                                       ------             ------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     8                  699,739            2,266,501
 Net realized gain on
  distributions                            33                       --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (123)               4,170,794          (18,209,230)
                                       ------             ------------       --------------
  Net gain (loss) on
   investments                            (82)               4,870,533          (15,942,729)
                                       ------             ------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                              $5               $4,843,639          $(8,057,011)
                                       ======             ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD            HARTFORD
                                             CAPITAL            DIVIDEND
                                          APPRECIATION         AND GROWTH
                                            HLS FUND            HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $371,955          $3,734,618
                                          -------------       -------------
EXPENSES:
 Administrative charges                              --            (432,968)
 Mortality and expense risk charges            (570,858)         (2,735,880)
                                          -------------       -------------
  Total expenses                               (570,858)         (3,168,848)
                                          -------------       -------------
  Net investment income (loss)                 (198,903)            565,770
                                          -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                5,819,548           8,179,220
 Net realized gain on distributions             111,082           5,610,209
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    6,263,977          43,390,750
                                          -------------       -------------
  Net gain (loss) on investments             12,194,607          57,180,179
                                          -------------       -------------
  Net increase (decrease) in net assets
   resulting from operations                $11,995,704         $57,745,949
                                          =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 HARTFORD
                                       HARTFORD               HARTFORD          DISCIPLINED               HARTFORD
                                   GLOBAL RESEARCH         GLOBAL GROWTH          EQUITY                   GROWTH
                                       HLS FUND               HLS FUND           HLS FUND                 HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $16,106                 $32,585            $986,889                  $6,369
                                      ----------            ------------       -------------            ------------
EXPENSES:
 Administrative charges                       --                  (9,104)           (232,538)                (18,252)
 Mortality and expense risk
  charges                                (15,348)                (62,678)         (1,561,917)               (121,068)
                                      ----------            ------------       -------------            ------------
  Total expenses                         (15,348)                (71,782)         (1,794,455)               (139,320)
                                      ----------            ------------       -------------            ------------
  Net investment income (loss)               758                 (39,197)           (807,566)               (132,951)
                                      ----------            ------------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   87,105                  12,537          10,393,055                 671,555
 Net realized gain on
  distributions                               --                      --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        146,797               1,401,187          24,632,589               2,125,407
                                      ----------            ------------       -------------            ------------
  Net gain (loss) on
   investments                           233,902               1,413,724          35,025,644               2,796,962
                                      ----------            ------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $234,660              $1,374,527         $34,218,078              $2,664,011
                                      ==========            ============       =============            ============

                                   HARTFORD
                                    GROWTH             HARTFORD                 HARTFORD
                                 OPPORTUNITIES        HIGH YIELD                 INDEX
                                   HLS FUND            HLS FUND                 HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,019          $2,817,645                $136,463
                                 -------------       -------------            ------------
EXPENSES:
 Administrative charges                (67,878)            (74,441)                (17,003)
 Mortality and expense risk
  charges                             (448,984)           (501,591)               (104,764)
                                 -------------       -------------            ------------
  Total expenses                      (516,862)           (576,032)               (121,767)
                                 -------------       -------------            ------------
  Net investment income (loss)        (513,843)          2,241,613                  14,696
                                 -------------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              1,146,896             918,254                 437,171
 Net realized gain on
  distributions                             --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    9,449,271          (1,404,681)              1,794,171
                                 -------------       -------------            ------------
  Net gain (loss) on
   investments                      10,596,167            (486,427)              2,231,342
                                 -------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $10,082,324          $1,755,186              $2,246,038
                                 =============       =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD                 HARTFORD
                                          INTERNATIONAL           SMALL/MID CAP
                                          OPPORTUNITIES               EQUITY
                                            HLS FUND                 HLS FUND
                                           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,350,052                 $53,854
                                          -------------            ------------
EXPENSES:
 Administrative charges                        (125,294)                     --
 Mortality and expense risk charges            (811,015)                (59,808)
                                          -------------            ------------
  Total expenses                               (936,309)                (59,808)
                                          -------------            ------------
  Net investment income (loss)                  413,743                  (5,954)
                                          -------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (268,428)                553,005
 Net realized gain on distributions                  --                 263,646
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   11,597,712                 412,449
                                          -------------            ------------
  Net gain (loss) on investments             11,329,284               1,229,100
                                          -------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                $11,743,027              $1,223,146
                                          =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD                HARTFORD                HARTFORD
                                            MIDCAP VALUE         ULTRASHORT BOND         SMALL COMPANY          SMALLCAP GROWTH
                                              HLS FUND              HLS FUND                HLS FUND                HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT (4)          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $40,800                   $ --                 $18,641                 $73,912
                                             ----------            -----------            ------------            ------------
EXPENSES:
 Administrative charges                              --               (101,473)                     --                 (38,995)
 Mortality and expense risk charges             (47,075)              (668,194)               (311,915)               (257,325)
                                             ----------            -----------            ------------            ------------
  Total expenses                                (47,075)              (769,667)               (311,915)               (296,320)
                                             ----------            -----------            ------------            ------------
  Net investment income (loss)                   (6,275)              (769,667)               (293,274)               (222,408)
                                             ----------            -----------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  480,478                   (813)              1,245,003               2,507,331
 Net realized gain on distributions                  --                     --               1,597,766               2,256,575
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      406,584                     21               4,973,305               2,430,424
                                             ----------            -----------            ------------            ------------
  Net gain (loss) on investments                887,062                   (792)              7,816,074               7,194,330
                                             ----------            -----------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $880,787              $(770,459)             $7,522,800              $6,971,922
                                             ==========            ===========            ============            ============

                                                                       HARTFORD
                                               HARTFORD             U.S. GOVERNMENT        HARTFORD
                                                STOCK                 SECURITIES             VALUE
                                               HLS FUND                HLS FUND            HLS FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $196,782               $2,382,261            $729,866
                                             ------------            -------------       -------------
EXPENSES:
 Administrative charges                           (22,659)                (205,490)            (91,224)
 Mortality and expense risk charges              (157,523)              (1,355,650)           (597,714)
                                             ------------            -------------       -------------
  Total expenses                                 (180,182)              (1,561,140)           (688,938)
                                             ------------            -------------       -------------
  Net investment income (loss)                     16,600                  821,121              40,928
                                             ------------            -------------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    348,608               (2,139,120)          2,605,245
 Net realized gain on distributions                    --                       --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,741,054               (2,206,291)          9,528,490
                                             ------------            -------------       -------------
  Net gain (loss) on investments                3,089,662               (4,345,411)         12,133,735
                                             ------------            -------------       -------------
  Net increase (decrease) in net
   assets resulting from operations            $3,106,262              $(3,524,290)        $12,174,663
                                             ============            =============       =============

(4)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                AMERICAN FUNDS
                                            AMERICAN FUNDS       GLOBAL SMALL
                                                 BOND           CAPITALIZATION
                                               HLS FUND            HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $295                $1
                                               --------              ----
EXPENSES:
 Administrative charges                              --                --
 Mortality and expense risk charges                (138)               (1)
                                               --------              ----
  Total expenses                                   (138)               (1)
                                               --------              ----
  Net investment income (loss)                      157                --
                                               --------              ----
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       11                --
 Net realized gain on distributions                 411                 8
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (1,033)               10
                                               --------              ----
  Net gain (loss) on investments                   (611)               18
                                               --------              ----
  Net increase (decrease) in net assets
   resulting from operations                      $(454)              $18
                                               ========              ====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS       AMERICAN FUNDS        HUNTINGTON VA         HUNTINGTON VA
                                       GROWTH            INTERNATIONAL            INCOME               DIVIDEND
                                      HLS FUND             HLS FUND            EQUITY FUND           CAPTURE FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (5)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $40                  $69                $45,767               $98,251
                                       -------              -------             ----------            ----------
EXPENSES:
 Administrative charges                     --                   --                 (2,584)               (6,729)
 Mortality and expense risk
  charges                                  (84)                 (60)               (15,732)              (43,760)
                                       -------              -------             ----------            ----------
  Total expenses                           (84)                 (60)               (18,316)              (50,489)
                                       -------              -------             ----------            ----------
  Net investment income (loss)             (44)                   9                 27,451                47,762
                                       -------              -------             ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    269                  112                (44,351)              (68,671)
 Net realized gain on
  distributions                            256                  115                     --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        1,615                  880                281,849               607,847
                                       -------              -------             ----------            ----------
  Net gain (loss) on
   investments                           2,140                1,107                237,498               539,176
                                       -------              -------             ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,096               $1,116               $264,949              $586,938
                                       =======              =======             ==========            ==========

                                                          HUNTINGTON VA         HUNTINGTON VA
                                    HUNTINGTON VA            MID CORP              ROTATING
                                     GROWTH FUND           AMERICA FUND          MARKETS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $10,605               $21,855                $5,694
                                      ----------            ----------            ----------
EXPENSES:
 Administrative charges                   (2,296)               (6,172)               (1,573)
 Mortality and expense risk
  charges                                (13,926)              (36,398)               (9,967)
                                      ----------            ----------            ----------
  Total expenses                         (16,222)              (42,570)              (11,540)
                                      ----------            ----------            ----------
  Net investment income (loss)            (5,617)              (20,715)               (5,846)
                                      ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   13,627               206,305                11,671
 Net realized gain on
  distributions                               --               165,884                72,737
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        306,038               475,304                82,363
                                      ----------            ----------            ----------
  Net gain (loss) on
   investments                           319,665               847,493               166,771
                                      ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $314,048              $826,778              $160,925
                                      ==========            ==========            ==========

(5) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HUNTINGTON VA         HUNTINGTON VA
                                             INTERNATIONAL           MORTGAGE
                                              EQUITY FUND         SECURITIES FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $21,099              $21,442
                                               ----------            ---------
EXPENSES:
 Administrative charges                                --                   --
 Mortality and expense risk charges               (23,405)             (13,469)
                                               ----------            ---------
  Total expenses                                  (23,405)             (13,469)
                                               ----------            ---------
  Net investment income (loss)                     (2,306)               7,973
                                               ----------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     32,252               20,175
 Net realized gain on distributions                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        283,741              (59,057)
                                               ----------            ---------
  Net gain (loss) on investments                  315,993              (38,882)
                                               ----------            ---------
  Net increase (decrease) in net assets
   resulting from operations                     $313,687             $(30,909)
                                               ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                           LORD ABBETT
                                                                   LORD ABBETT              CALIBRATED             LORD ABBETT
                                           HUNTINGTON VA           FUNDAMENTAL               DIVIDEND             BOND-DEBENTURE
                                             SITUS FUND            EQUITY FUND             GROWTH FUND                 FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $9,299                 $30,708                 $76,370              $1,815,727
                                             ----------            ------------            ------------            ------------
EXPENSES:
 Administrative charges                          (6,638)                (21,476)                (10,343)                (84,280)
 Mortality and expense risk charges             (42,710)               (135,001)                (72,061)               (562,903)
                                             ----------            ------------            ------------            ------------
  Total expenses                                (49,348)               (156,477)                (82,404)               (647,183)
                                             ----------            ------------            ------------            ------------
  Net investment income (loss)                  (40,049)               (125,769)                 (6,034)              1,168,544
                                             ----------            ------------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  427,626                 657,414                 258,943               1,161,014
 Net realized gain on distributions                  --               1,636,825                 437,404                 740,178
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      482,417                 959,951                 499,051                (377,877)
                                             ----------            ------------            ------------            ------------
  Net gain (loss) on investments                910,043               3,254,190               1,195,398               1,523,315
                                             ----------            ------------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $869,994              $3,128,421              $1,189,364              $2,691,859
                                             ==========            ============            ============            ============


                                         LORD ABBETT             LORD ABBETT
                                         GROWTH AND                CLASSIC              MFS(R) CORE
                                         INCOME FUND              STOCK FUND            EQUITY FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $438,390                 $43,950                $3,494
                                        -------------            ------------            ----------
EXPENSES:
 Administrative charges                      (170,531)                 (9,992)                 (526)
 Mortality and expense risk charges        (1,050,554)                (66,581)               (5,162)
                                        -------------            ------------            ----------
  Total expenses                           (1,221,085)                (76,573)               (5,688)
                                        -------------            ------------            ----------
  Net investment income (loss)               (782,695)                (32,623)               (2,194)
                                        -------------            ------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 88,590                 433,748                26,984
 Net realized gain on distributions                --                 467,396                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 25,922,347                 382,897                73,965
                                        -------------            ------------            ----------
  Net gain (loss) on investments           26,010,937               1,284,041               100,949
                                        -------------            ------------            ----------
  Net increase (decrease) in net
   assets resulting from operations       $25,228,242              $1,251,418               $98,755
                                        =============            ============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                 MFS(R) INVESTORS
                                                 MFS(R)               GROWTH
                                              GROWTH FUND           STOCK FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $879               $2,256
                                               ----------            ---------
EXPENSES:
 Administrative charges                              (664)                (561)
 Mortality and expense risk charges                (6,752)              (5,210)
                                               ----------            ---------
  Total expenses                                   (7,416)              (5,771)
                                               ----------            ---------
  Net investment income (loss)                     (6,537)              (3,515)
                                               ----------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     28,753                3,640
 Net realized gain on distributions                 2,783               11,285
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        103,512               80,589
                                               ----------            ---------
  Net gain (loss) on investments                  135,048               95,514
                                               ----------            ---------
  Net increase (decrease) in net assets
   resulting from operations                     $128,511              $91,999
                                               ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    INVESCO V.I.
                                   MFS(R) INVESTORS        MFS(R) TOTAL           MFS(R)             EQUITY AND
                                      TRUST FUND           RETURN FUND          VALUE FUND          INCOME FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (6)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $6,565               $86,074                $82               $49,380
                                      ----------            ----------            -------            ----------
EXPENSES:
 Administrative charges                     (828)               (6,373)                --                (1,429)
 Mortality and expense risk
  charges                                (11,563)              (82,465)               (84)              (47,385)
                                      ----------            ----------            -------            ----------
  Total expenses                         (12,391)              (88,838)               (84)              (48,814)
                                      ----------            ----------            -------            ----------
  Net investment income (loss)            (5,826)               (2,764)                (2)                  566
                                      ----------            ----------            -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   79,015               190,975                328               137,486
 Net realized gain on
  distributions                               --                    --                 25                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         99,378               596,486              2,113               552,360
                                      ----------            ----------            -------            ----------
  Net gain (loss) on
   investments                           178,393               787,461              2,466               689,846
                                      ----------            ----------            -------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $172,567              $784,697             $2,464              $690,412
                                      ==========            ==========            =======            ==========

                                     UIF CORE PLUS         UIF EMERGING           UIF EMERGING
                                     FIXED INCOME          MARKETS DEBT          MARKETS EQUITY
                                       PORTFOLIO             PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT (7)         SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $281,105              $21,911                 $210,891
                                      -----------            ---------            -------------
EXPENSES:
 Administrative charges                    (7,896)                (799)                 (36,163)
 Mortality and expense risk
  charges                                 (89,226)              (8,764)                (248,362)
                                      -----------            ---------            -------------
  Total expenses                          (97,122)              (9,563)                (284,525)
                                      -----------            ---------            -------------
  Net investment income (loss)            183,983               12,348                  (73,634)
                                      -----------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (804,922)              11,665               (1,669,097)
 Net realized gain on
  distributions                                --                6,716                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         530,801              (92,474)               1,147,409
                                      -----------            ---------            -------------
  Net gain (loss) on
   investments                           (274,121)             (74,093)                (521,688)
                                      -----------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(90,138)            $(61,745)               $(595,322)
                                      ===========            =========            =============

(6) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

(7) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                             UIF MID CAP
                                                   UIF GROWTH                   GROWTH
                                                   PORTFOLIO                  PORTFOLIO
                                           SUB-ACCOUNT (8)(9)(10)(11)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                             $33,161                    $21,574
                                                  ------------               ------------
EXPENSES:
 Administrative charges                                 (9,426)                   (17,120)
 Mortality and expense risk charges                   (130,769)                  (110,394)
                                                  ------------               ------------
  Total expenses                                      (140,195)                  (127,514)
                                                  ------------               ------------
  Net investment income (loss)                        (107,034)                  (105,940)
                                                  ------------               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       4,114,697                     10,314
 Net realized gain on distributions                    944,609                    203,916
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (1,318,477)                 2,517,595
                                                  ------------               ------------
  Net gain (loss) on investments                     3,740,829                  2,731,825
                                                  ------------               ------------
  Net increase (decrease) in net assets
   resulting from operations                        $3,633,795                 $2,625,885
                                                  ============               ============

(8)  Funded as of September 6, 2013.

(9) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(10) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(11) Effective September 6, 2013 Morgan Stanley Growth Portfolio merged with UIF Growth Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            MORGAN STANLEY                           MORGAN STANLEY
                                      INVESCO V.I.             MID CAP          MORGAN STANLEY           GLOBAL
                                        AMERICAN                GROWTH           MONEY MARKET        INFRASTRUCTURE
                                       VALUE FUND             PORTFOLIO            PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT (12)         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $57,349                $6,561               $547               $57,012
                                      ------------            ----------           --------           -----------
EXPENSES:
 Administrative charges                    (21,240)               (3,249)            (7,742)               (3,622)
 Mortality and expense risk
  charges                                 (150,700)              (28,837)           (79,427)              (32,326)
                                      ------------            ----------           --------           -----------
  Total expenses                          (171,940)              (32,086)           (87,169)              (35,948)
                                      ------------            ----------           --------           -----------
  Net investment income (loss)            (114,591)              (25,525)           (86,622)               21,064
                                      ------------            ----------           --------           -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    196,869               271,212                 --               272,047
 Net realized gain on
  distributions                                 --                 5,940                 --               207,095
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        3,074,887               423,173                 --              (148,575)
                                      ------------            ----------           --------           -----------
  Net gain (loss) on
   investments                           3,271,756               700,325                 --               330,567
                                      ------------            ----------           --------           -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,157,165              $674,800           $(86,622)             $351,631
                                      ============            ==========           ========           ===========


                                     INVESCO V.I.           UIF SMALL           UIF GLOBAL
                                   EQUALLY-WEIGHTED      COMPANY GROWTH         FRANCHISE
                                     S&P 500 FUND           PORTFOLIO           PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $111,733                 $ --             $11,975
                                     -----------            ---------            --------
EXPENSES:
 Administrative charges                  (10,579)                  --                (565)
 Mortality and expense risk
  charges                               (110,347)              (5,726)             (8,500)
                                     -----------            ---------            --------
  Total expenses                        (120,926)              (5,726)             (9,065)
                                     -----------            ---------            --------
  Net investment income (loss)            (9,193)              (5,726)              2,910
                                     -----------            ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  478,799               27,398               7,519
 Net realized gain on
  distributions                          919,233                9,572              39,032
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        742,275              102,963              24,299
                                     -----------            ---------            --------
  Net gain (loss) on
   investments                         2,140,307              139,933              70,850
                                     -----------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,131,114             $134,207             $73,760
                                     ===========            =========            ========

(12) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              OPPENHEIMER           OPPENHEIMER
                                               DISCOVERY              CAPITAL
                                                MID CAP             APPRECIATION
                                             GROWTH FUND/VA           FUND/VA
                                            SUB-ACCOUNT (13)        SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --              $271,607
                                               ----------            ----------
EXPENSES:
 Administrative charges                            (8,152)              (68,548)
 Mortality and expense risk charges               (51,251)             (450,272)
                                               ----------            ----------
  Total expenses                                  (59,403)             (518,820)
                                               ----------            ----------
  Net investment income (loss)                    (59,403)             (247,213)
                                               ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    390,134             3,168,487
 Net realized gain on distributions                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        883,444             5,321,925
                                               ----------            ----------
  Net gain (loss) on investments                1,273,578             8,490,412
                                               ----------            ----------
  Net increase (decrease) in net assets
   resulting from operations                   $1,214,175            $8,243,199
                                               ==========            ==========

(13) Formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   OPPENHEIMER
                                      OPPENHEIMER           OPPENHEIMER            MAIN STREET        PUTNAM VT
                                        GLOBAL              MAIN STREET             SMALL CAP        DIVERSIFIED
                                        FUND/VA              FUND(R)/VA              FUND/VA         INCOME FUND
                                   SUB-ACCOUNT (14)         SUB-ACCOUNT         SUB-ACCOUNT (15)     SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,535,715               $60,262               $340,814        $1,322,708
                                      -----------            ----------            -----------       -----------
EXPENSES:
 Administrative charges                  (252,219)              (13,654)               (92,681)          (74,726)
 Mortality and expense risk
  charges                              (1,575,459)             (101,596)              (619,340)         (470,121)
                                      -----------            ----------            -----------       -----------
  Total expenses                       (1,827,678)             (115,250)              (712,021)         (544,847)
                                      -----------            ----------            -----------       -----------
  Net investment income (loss)           (291,963)              (54,988)              (371,207)          777,861
                                      -----------            ----------            -----------       -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,574,180               452,252              6,300,358        (1,234,445)
 Net realized gain on
  distributions                                --                    --                588,369                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      26,140,998             1,389,678              8,911,241         2,711,741
                                      -----------            ----------            -----------       -----------
  Net gain (loss) on
   investments                         28,715,178             1,841,930             15,799,968         1,477,296
                                      -----------            ----------            -----------       -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $28,423,215            $1,786,942            $15,428,761        $2,255,157
                                      ===========            ==========            ===========       ===========


                                      PUTNAM VT             PUTNAM VT             PUTNAM VT
                                     GLOBAL ASSET           GROWTH AND          INTERNATIONAL
                                   ALLOCATION FUND         INCOME FUND            VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $147,221               $78,570               $26,754
                                      ----------            ----------            ----------
EXPENSES:
 Administrative charges                  (13,714)               (9,240)                   --
 Mortality and expense risk
  charges                                (87,855)              (60,004)              (29,215)
                                      ----------            ----------            ----------
  Total expenses                        (101,569)              (69,244)              (29,215)
                                      ----------            ----------            ----------
  Net investment income (loss)            45,652                 9,326                (2,461)
                                      ----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  457,929              (285,284)              (50,662)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        603,337             1,622,501               557,597
                                      ----------            ----------            ----------
  Net gain (loss) on
   investments                         1,061,266             1,337,217               506,935
                                      ----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,106,918            $1,346,543              $504,474
                                      ==========            ==========            ==========

(14) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(15) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                          INTERNATIONAL            PUTNAM VT
                                           EQUITY FUND           INVESTORS FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $585,124               $389,841
                                           -----------             ----------
EXPENSES:
 Administrative charges                        (72,338)               (46,292)
 Mortality and expense risk charges           (485,721)              (294,349)
                                           -----------             ----------
  Total expenses                              (558,059)              (340,641)
                                           -----------             ----------
  Net investment income (loss)                  27,065                 49,200
                                           -----------             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              (6,236,854)             1,830,761
 Net realized gain on distributions                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  14,551,105              4,740,480
                                           -----------             ----------
  Net gain (loss) on investments             8,314,251              6,571,241
                                           -----------             ----------
  Net increase (decrease) in net assets
   resulting from operations                $8,341,316             $6,620,441
                                           ===========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT        PUTNAM VT              PUTNAM VT
                                      MULTI-CAP        SMALL CAP            GEORGE PUTNAM            PUTNAM VT
                                     GROWTH FUND      VALUE FUND            BALANCED FUND          VOYAGER FUND
                                     SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,267          $292,019                $63,487                $28,537
                                      ---------       -----------            -----------            -----------
EXPENSES:
 Administrative charges                      --           (58,515)                (6,773)                (7,133)
 Mortality and expense risk
  charges                               (35,378)         (394,916)               (44,130)               (49,675)
                                      ---------       -----------            -----------            -----------
  Total expenses                        (35,378)         (453,431)               (50,903)               (56,808)
                                      ---------       -----------            -----------            -----------
  Net investment income (loss)          (30,111)         (161,412)                12,584                (28,271)
                                      ---------       -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 135,392        (4,319,932)              (316,836)               381,678
 Net realized gain on
  distributions                              --           497,013                     --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       772,092        13,473,945                831,652                910,102
                                      ---------       -----------            -----------            -----------
  Net gain (loss) on
   investments                          907,484         9,651,026                514,816              1,291,780
                                      ---------       -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $877,373        $9,489,614               $527,400             $1,263,509
                                      =========       ===========            ===========            ===========

                                       PUTNAM VT             PIONEER            INVESCO V.I.
                                        EQUITY               FUND VCT            GROWTH AND
                                      INCOME FUND           PORTFOLIO            INCOME FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (16)
-------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $154,172              $1,611               $310,431
                                      -----------            --------            -----------
EXPENSES:
 Administrative charges                        --                  --                (54,066)
 Mortality and expense risk
  charges                                (114,411)             (3,372)              (370,073)
                                      -----------            --------            -----------
  Total expenses                         (114,411)             (3,372)              (424,139)
                                      -----------            --------            -----------
  Net investment income (loss)             39,761              (1,761)              (113,708)
                                      -----------            --------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,401,001               7,500              2,004,798
 Net realized gain on
  distributions                                --               6,847                213,104
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         555,863              33,099              5,853,181
                                      -----------            --------            -----------
  Net gain (loss) on
   investments                          1,956,864              47,446              8,071,083
                                      -----------            --------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,996,625             $45,685             $7,957,375
                                      ===========            ========            ===========

(16) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                               INVESCO V.I.             INVESCO V.I.
                                               COMSTOCK FUND         AMERICAN FRANCHISE
                                             SUB-ACCOUNT (17)         SUB-ACCOUNT (18)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $520,698                   $348
                                               -------------              ---------
EXPENSES:
 Administrative charges                              (79,358)                  (164)
 Mortality and expense risk charges                 (565,122)                (3,136)
                                               -------------              ---------
  Total expenses                                    (644,480)                (3,300)
                                               -------------              ---------
  Net investment income (loss)                      (123,782)                (2,952)
                                               -------------              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     2,823,443                 16,144
 Net realized gain on distributions                       --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         9,248,599                 34,428
                                               -------------              ---------
  Net gain (loss) on investments                  12,072,042                 50,572
                                               -------------              ---------
  Net increase (decrease) in net assets
   resulting from operations                     $11,948,260                $47,620
                                               =============              =========

(17) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(18) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                WELLS FARGO        WELLS FARGO         WELLS FARGO
                                           INVESCO V.I.         ADVANTAGE VT       ADVANTAGE VT       ADVANTAGE VT
                                              MID CAP           TOTAL RETURN        INTRINSIC         INTERNATIONAL
                                            GROWTH FUND          BOND FUND          VALUE FUND         EQUITY FUND
                                         SUB-ACCOUNT (19)     SUB-ACCOUNT (20)     SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $274                $212                $47              $37,564
                                              -------              ------             ------            ---------
EXPENSES:
 Administrative charges                            --                 (38)                (9)                  --
 Mortality and expense risk charges            (2,803)               (217)               (67)             (24,603)
                                              -------              ------             ------            ---------
  Total expenses                               (2,803)               (255)               (76)             (24,603)
                                              -------              ------             ------            ---------
  Net investment income (loss)                 (2,529)                (43)               (29)              12,961
                                              -------              ------             ------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 20,315               1,371                 69               13,491
 Net realized gain on distributions                --                  --                 --               77,927
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     24,545              (1,553)             1,098              159,486
                                              -------              ------             ------            ---------
  Net gain (loss) on investments               44,860                (182)             1,167              250,904
                                              -------              ------             ------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $42,331               $(225)            $1,138             $263,865
                                              =======              ======             ======            =========

                                            WELLS FARGO           WELLS FARGO
                                            ADVANTAGE VT         ADVANTAGE VT          WELLS FARGO
                                             SMALL CAP             SMALL CAP           ADVANTAGE VT
                                            GROWTH FUND           VALUE FUND         OPPORTUNITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --              $60,057               $1,221
                                             ----------            ---------             --------
EXPENSES:
 Administrative charges                             (14)                  --                   --
 Mortality and expense risk charges             (39,801)             (99,999)              (3,976)
                                             ----------            ---------             --------
  Total expenses                                (39,815)             (99,999)              (3,976)
                                             ----------            ---------             --------
  Net investment income (loss)                  (39,815)             (39,942)              (2,755)
                                             ----------            ---------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  330,085              475,744               15,414
 Net realized gain on distributions             124,094                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      550,722              352,768               61,782
                                             ----------            ---------             --------
  Net gain (loss) on investments              1,004,901              828,512               77,196
                                             ----------            ---------             --------
  Net increase (decrease) in net
   assets resulting from operations            $965,086             $788,570              $74,441
                                             ==========            =========             ========

(19) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

(20) Not funded as of December 31, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH          INTERNATIONAL
                                            STRATEGY PORTFOLIO       VALUE PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $204,836              $2,596,738
 Net realized gain (loss) on security
  transactions                                      783,240             (16,945,483)
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        3,241,299              27,003,432
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       4,229,375              12,654,687
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          566,898                 411,718
 Net transfers                                   (6,194,052)            (15,017,469)
 Surrenders for benefit payments and
  fees                                           (9,769,617)            (17,141,096)
 Other transactions                                  71,519                 105,749
 Death benefits                                    (178,764)             (1,456,542)
 Net annuity transactions                              (339)                     --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (15,504,355)            (33,097,640)
                                               ------------            ------------
 Net increase (decrease) in net assets          (11,274,980)            (20,442,953)
NET ASSETS:
 Beginning of year                               36,373,989              78,884,822
                                               ------------            ------------
 End of year                                    $25,099,009             $58,441,869
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS                           ALLIANCEBERNSTEIN VPS      INVESCO V.I.
                                      SMALL/MID CAP       ALLIANCEBERNSTEIN VPS       INTERNATIONAL           GOVERNMENT
                                     VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH PORTFOLIO        SECURITIES FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(168,042)               $143,643                $(30,802)               $2,393
 Net realized gain (loss) on
  security transactions                    968,322              (1,710,157)                (94,604)                1,227
 Net realized gain on
  distributions                            889,864                      --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        2,938,545              12,874,958                 572,471               (17,585)
                                       -----------             -----------             -----------             ---------
 Net increase (decrease) in net
  assets resulting from
  operations                             4,628,689              11,308,444                 447,065               (13,965)
                                       -----------             -----------             -----------             ---------
UNIT TRANSACTIONS:
 Purchases                                  54,155                 237,552                  21,921                    --
 Net transfers                             611,376              (8,451,459)               (158,758)               16,034
 Surrenders for benefit
  payments and fees                     (4,248,728)             (9,349,985)             (1,202,377)              (33,405)
 Other transactions                         33,133                  47,666                   7,049                    --
 Death benefits                           (178,805)               (781,561)                (21,920)                   --
 Net annuity transactions                       --                      --                      --                    --
                                       -----------             -----------             -----------             ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (3,728,869)            (18,297,787)             (1,354,085)              (17,371)
                                       -----------             -----------             -----------             ---------
 Net increase (decrease) in net
  assets                                   899,820              (6,989,343)               (907,020)              (31,336)
NET ASSETS:
 Beginning of year                      14,265,092              40,348,899               4,607,546               285,643
                                       -----------             -----------             -----------             ---------
 End of year                           $15,164,912             $33,359,556              $3,700,526              $254,307
                                       ===========             ===========             ===========             =========

                                    INVESCO V.I.        INVESCO V.I.        INVESCO V.I.
                                        HIGH           INTERNATIONAL         DIVERSIFIED
                                     YIELD FUND         GROWTH FUND         DIVIDEND FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $14,247                $5                $55,976
 Net realized gain (loss) on
  security transactions                  22,750               114                463,803
 Net realized gain on
  distributions                              --                --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (8,306)              671              1,519,224
                                      ---------            ------            -----------
 Net increase (decrease) in net
  assets resulting from
  operations                             28,691               790              2,039,003
                                      ---------            ------            -----------
UNIT TRANSACTIONS:
 Purchases                                8,593                96                  9,806
 Net transfers                           19,091               (91)                85,299
 Surrenders for benefit
  payments and fees                    (146,130)              (64)            (1,644,768)
 Other transactions                         (19)               (1)                   138
 Death benefits                         (60,042)               --               (192,678)
 Net annuity transactions                 2,053                --                  7,648
                                      ---------            ------            -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (176,454)              (60)            (1,734,555)
                                      ---------            ------            -----------
 Net increase (decrease) in net
  assets                               (147,763)              730                304,448
NET ASSETS:
 Beginning of year                      647,966             4,409              7,661,492
                                      ---------            ------            -----------
 End of year                           $500,203            $5,139             $7,965,940
                                      =========            ======            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              INVESCO V.I.         AMERICAN FUNDS
                                                 MONEY                 GLOBAL
                                              MARKET FUND           GROWTH FUND
                                            SUB-ACCOUNT (1)         SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(41,967)             $(16,451)
 Net realized gain (loss) on security
  transactions                                         --               431,667
 Net realized gain on distributions                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             --               202,267
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       (41,967)              617,483
                                               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                            400                 7,928
 Net transfers                                 21,535,730                66,665
 Surrenders for benefit payments and
  fees                                         (12,808,747)            (696,783)
 Other transactions                                   (11)                  (50)
 Death benefits                                  (647,536)              (49,255)
 Net annuity transactions                              --                12,024
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              8,079,836              (659,471)
                                               ----------            ----------
 Net increase (decrease) in net assets          8,037,869               (41,988)
NET ASSETS:
 Beginning of year                                     --             2,649,774
                                               ----------            ----------
 End of year                                   $8,037,869            $2,607,786
                                               ==========            ==========

(1)  Funded as of July 18, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                               AMERICAN FUNDS
                                           AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                             GROWTH FUND        GROWTH-INCOME FUND     INTERNATIONAL FUND   CAPITALIZATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(132,336)              $(65,644)             $(23,027)             $(12,895)
 Net realized gain (loss) on security
  transactions                                   941,485                792,042               103,579               111,321
 Net realized gain on distributions                   --                     --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,544,022              2,241,479               778,626               224,940
                                             -----------            -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    3,353,171              2,967,877               859,178               323,366
                                             -----------            -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                        34,268                 33,826                 4,127                 1,393
 Net transfers                                  (286,759)              (200,075)              (81,312)              (32,542)
 Surrenders for benefit payments and
  fees                                        (2,127,210)            (1,983,257)             (709,387)             (196,663)
 Other transactions                                   21                      5                   (30)                  (13)
 Death benefits                                 (241,669)              (272,316)              (50,336)              (16,669)
 Net annuity transactions                         (1,429)                (2,068)               16,889                (1,794)
                                             -----------            -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,622,778)            (2,423,885)             (820,049)             (246,288)
                                             -----------            -----------            ----------            ----------
 Net increase (decrease) in net assets           730,393                543,992                39,129                77,078
NET ASSETS:
 Beginning of year                            13,440,166             10,766,538             4,889,454             1,351,268
                                             -----------            -----------            ----------            ----------
 End of year                                 $14,170,559            $11,310,530            $4,928,583            $1,428,346
                                             ===========            ===========            ==========            ==========

                                                                       STERLING
                                              STERLING                 CAPITAL                 STERLING
                                          CAPITAL STRATEGIC         EQUITY INCOME          CAPITAL SPECIAL
                                        ALLOCATION EQUITY VIF  VARIABLE INSURANCE FUND    OPPORTUNITIES VIF
                                           SUB-ACCOUNT (2)         SUB-ACCOUNT (3)           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(2,113)                 $(2,542)              $(119,528)
 Net realized gain (loss) on security
  transactions                                 (265,756)                (265,689)                795,782
 Net realized gain on distributions                  --                       --                 984,238
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      285,373                  603,909                 398,084
                                              ---------               ----------              ----------
 Net increase (decrease) in net assets
  resulting from operations                      17,504                  335,678               2,058,576
                                              ---------               ----------              ----------
UNIT TRANSACTIONS:
 Purchases                                           --                    9,853                  25,442
 Net transfers                                 (530,095)                 314,834                (682,820)
 Surrenders for benefit payments and
  fees                                          (16,850)                (301,601)             (1,987,436)
 Other transactions                                  --                        7                      15
 Death benefits                                      --                  (12,662)               (292,284)
 Net annuity transactions                            --                       --                      --
                                              ---------               ----------              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (546,945)                  10,431              (2,937,083)
                                              ---------               ----------              ----------
 Net increase (decrease) in net assets         (529,441)                 346,109                (878,507)
NET ASSETS:
 Beginning of year                              529,441                2,033,904               9,615,551
                                              ---------               ----------              ----------
 End of year                                       $ --               $2,380,013              $8,737,044
                                              =========               ==========              ==========

(2) Effective April 26, 2013 Sterling Capital Strategic Allocation Equity VIF was liquidated.

(3)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       WELLS FARGO
                                                 STERLING              ADVANTAGE VT
                                               CAPITAL TOTAL              OMEGA
                                              RETURN BOND VIF          GROWTH FUND
                                                SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $92,501               $(5,211)
 Net realized gain (loss) on security
  transactions                                        10,372                21,799
 Net realized gain on distributions                  163,081                36,141
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (422,928)               93,059
                                               -------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         (156,974)              145,788
                                               -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                            29,890                    --
 Net transfers                                      (785,819)              118,279
 Surrenders for benefit payments and
  fees                                              (812,679)              (23,190)
 Other transactions                                      (75)                  (17)
 Death benefits                                      (19,892)                   --
 Net annuity transactions                            (12,492)                   --
                                               -------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,601,067)               95,072
                                               -------------            ----------
 Net increase (decrease) in net assets            (1,758,041)              240,860
NET ASSETS:
 Beginning of year                                 5,896,560               334,346
                                               -------------            ----------
 End of year                                      $4,138,519              $575,206
                                               =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                  EQUITY-INCOME            GROWTH             CONTRAFUND(R)            MID CAP
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $219,391             $(255,787)          $(1,831,974)            $(830,973)
 Net realized gain (loss) on
  security transactions             (1,727,793)            2,354,409            (5,842,475)            1,430,569
 Net realized gain on
  distributions                      2,885,596                10,588                59,564             7,548,222
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   10,169,419             3,044,746            69,430,913            10,647,614
                                  ------------          ------------          ------------           -----------
 Net increase (decrease) in net
  assets resulting from
  operations                        11,546,613             5,153,956            61,816,028            18,795,432
                                  ------------          ------------          ------------           -----------
UNIT TRANSACTIONS:
 Purchases                             222,318               135,755             1,530,854               286,706
 Net transfers                      (4,968,081)           (1,880,621)          (29,871,872)           (6,283,524)
 Surrenders for benefit
  payments and fees                (12,455,720)           (4,258,020)          (69,270,131)          (16,082,846)
 Other transactions                     38,022                19,621               388,514               100,280
 Death benefits                       (978,150)             (260,045)           (3,829,414)             (671,870)
 Net annuity transactions                   --                    --                  (669)                 (488)
                                  ------------          ------------          ------------           -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                     (18,141,611)           (6,243,310)         (101,052,718)          (22,651,742)
                                  ------------          ------------          ------------           -----------
 Net increase (decrease) in net
  assets                            (6,594,998)           (1,089,354)          (39,236,690)           (3,856,310)
NET ASSETS:
 Beginning of year                  51,368,415            18,198,873           261,269,896            65,564,151
                                  ------------          ------------          ------------           -----------
 End of year                       $44,773,417           $17,109,519          $222,033,206           $61,707,841
                                  ============          ============          ============           ===========

                                                          FIDELITY(R) VIP
                                    FIDELITY(R) VIP       DYNAMIC CAPITAL           FRANKLIN
                                   VALUE STRATEGIES         APPRECIATION             INCOME
                                       PORTFOLIO             PORTFOLIO          SECURITIES FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(74,750)             $(45,024)               $2,431
 Net realized gain (loss) on
  security transactions                   562,709               314,882                    51
 Net realized gain on
  distributions                                --               273,458                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,530,554               522,259                 3,304
                                      -----------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            2,018,513             1,065,575                 5,786
                                      -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 24,286                20,600                    --
 Net transfers                           (551,862)               62,814                 4,227
 Surrenders for benefit
  payments and fees                    (2,035,381)             (893,193)                   --
 Other transactions                         5,340                41,879                    --
 Death benefits                           (52,445)                   --                    --
 Net annuity transactions                    (974)                   --                    --
                                      -----------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (2,611,036)             (767,900)                4,227
                                      -----------            ----------            ----------
 Net increase (decrease) in net
  assets                                 (592,523)              297,675                10,013
NET ASSETS:
 Beginning of year                      8,317,322             3,222,001                43,037
                                      -----------            ----------            ----------
 End of year                           $7,724,799            $3,519,676               $53,050
                                      ===========            ==========            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                FRANKLIN            FRANKLIN
                                             SMALL-MID CAP         SMALL CAP
                                                 GROWTH              VALUE
                                            SECURITIES FUND     SECURITIES FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(35,240)               $4
 Net realized gain (loss) on security
  transactions                                    159,993               152
 Net realized gain on distributions               121,342                42
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        341,001               552
                                               ----------            ------
 Net increase (decrease) in net assets
  resulting from operations                       587,096               750
                                               ----------            ------
UNIT TRANSACTIONS:
 Purchases                                          3,419                48
 Net transfers                                    (36,248)             (336)
 Surrenders for benefit payments and
  fees                                           (419,353)              (33)
 Other transactions                                    (9)               (2)
 Death benefits                                   (70,225)               --
 Net annuity transactions                              --                --
                                               ----------            ------
 Net increase (decrease) in net assets
  resulting from unit transactions               (522,416)             (323)
                                               ----------            ------
 Net increase (decrease) in net assets             64,680               427
NET ASSETS:
 Beginning of year                              1,868,799             2,366
                                               ----------            ------
 End of year                                   $1,933,479            $2,793
                                               ==========            ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              FRANKLIN                                     TEMPLETON
                                              STRATEGIC                                    DEVELOPING            TEMPLETON
                                               INCOME              MUTUAL SHARES            MARKETS                GROWTH
                                           SECURITIES FUND        SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $240,397                $11,294                $3,653               $12,456
 Net realized gain (loss) on security
  transactions                                   139,835                382,682                83,374                82,777
 Net realized gain on distributions               69,372                     --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (346,958)               757,300              (115,909)              267,247
                                             -----------            -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      102,646              1,151,276               (28,882)              362,480
                                             -----------            -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         5,755                 26,465                 1,106                   133
 Net transfers                                   (62,448)              (181,940)              (66,484)              (14,226)
 Surrenders for benefit payments and
  fees                                        (1,032,119)            (1,099,969)             (327,577)             (405,027)
 Other transactions                                   (1)                   (19)                   --                     2
 Death benefits                                 (100,795)               (91,405)                 (182)               (6,769)
 Net annuity transactions                            994                     --                  (541)                   --
                                             -----------            -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,188,614)            (1,346,868)             (393,678)             (425,887)
                                             -----------            -----------            ----------            ----------
 Net increase (decrease) in net assets        (1,085,968)              (195,592)             (422,560)              (63,407)
NET ASSETS:
 Beginning of year                             6,130,266              4,931,255             1,100,425             1,504,780
                                             -----------            -----------            ----------            ----------
 End of year                                  $5,044,298             $4,735,663              $677,865            $1,441,373
                                             ===========            ===========            ==========            ==========

                                                                              HARTFORD
                                           TEMPLETON       HARTFORD            TOTAL
                                          GLOBAL BOND      BALANCED         RETURN BOND
                                        SECURITIES FUND    HLS FUND           HLS FUND
                                          SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $87          $(26,894)        $7,885,718
 Net realized gain (loss) on security
  transactions                                    8           699,739          2,266,501
 Net realized gain on distributions              33                --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (123)        4,170,794        (18,209,230)
                                             ------       -----------       ------------
 Net increase (decrease) in net assets
  resulting from operations                       5         4,843,639         (8,057,011)
                                             ------       -----------       ------------
UNIT TRANSACTIONS:
 Purchases                                       --           181,567          1,989,239
 Net transfers                                   --           233,342         76,704,644
 Surrenders for benefit payments and
  fees                                          (27)       (6,955,300)       (98,606,175)
 Other transactions                              --            47,069            604,957
 Death benefits                                  --          (308,321)        (6,030,975)
 Net annuity transactions                        --                --              7,033
                                             ------       -----------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (27)       (6,801,643)       (25,331,277)
                                             ------       -----------       ------------
 Net increase (decrease) in net assets          (22)       (1,958,004)       (33,388,288)
NET ASSETS:
 Beginning of year                            2,754        27,935,620        353,169,594
                                             ------       -----------       ------------
 End of year                                 $2,732       $25,977,616       $319,781,306
                                             ======       ===========       ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD
                                             CAPITAL              DIVIDEND
                                           APPRECIATION          AND GROWTH
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(198,903)            $565,770
 Net realized gain (loss) on security
  transactions                                 5,819,548            8,179,220
 Net realized gain on distributions              111,082            5,610,209
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     6,263,977           43,390,750
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   11,995,704           57,745,949
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       307,620            1,613,039
 Net transfers                                 7,765,940          (22,567,423)
 Surrenders for benefit payments and
  fees                                       (10,050,960)         (61,967,652)
 Other transactions                               60,652              370,618
 Death benefits                                 (567,867)          (3,527,039)
 Net annuity transactions                             --               (3,375)
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,484,615)         (86,081,832)
                                          --------------       --------------
 Net increase (decrease) in net assets         9,511,089          (28,335,883)
NET ASSETS:
 Beginning of year                            34,112,617          228,523,433
                                          --------------       --------------
 End of year                                 $43,623,706         $200,187,550
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     HARTFORD
                                        HARTFORD                HARTFORD           DISCIPLINED           HARTFORD
                                    GLOBAL RESEARCH           GLOBAL GROWTH           EQUITY              GROWTH
                                        HLS FUND                HLS FUND             HLS FUND            HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $758                 $(39,197)           $(807,566)          $(132,951)
 Net realized gain (loss) on
  security transactions                     87,105                   12,537           10,393,055             671,555
 Net realized gain on
  distributions                                 --                       --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          146,797                1,401,187           24,632,589           2,125,407
                                      ------------            -------------       --------------       -------------
 Net increase (decrease) in net
  assets resulting from
  operations                               234,660                1,374,527           34,218,078           2,664,011
                                      ------------            -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     160                   77,207              785,745              37,672
 Net transfers                             105,198                 (222,426)         (15,352,217)         (1,138,673)
 Surrenders for benefit
  payments and fees                       (135,162)              (1,412,556)         (31,193,317)         (2,094,696)
 Other transactions                            205                    2,358              199,566                 (73)
 Death benefits                            (13,257)                 (60,447)          (2,507,926)           (104,223)
 Net annuity transactions                       --                       --                   --              (1,246)
                                      ------------            -------------       --------------       -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (42,856)              (1,615,864)         (48,068,149)         (3,301,239)
                                      ------------            -------------       --------------       -------------
 Net increase (decrease) in net
  assets                                   191,804                 (241,337)         (13,850,071)           (637,228)
NET ASSETS:
 Beginning of year                         904,140                4,836,828          122,678,437           9,612,041
                                      ------------            -------------       --------------       -------------
 End of year                            $1,095,944               $4,595,491         $108,828,366          $8,974,813
                                      ============            =============       ==============       =============

                                   HARTFORD
                                    GROWTH              HARTFORD            HARTFORD
                                 OPPORTUNITIES         HIGH YIELD             INDEX
                                   HLS FUND             HLS FUND            HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(513,843)          $2,241,613             $14,696
 Net realized gain (loss) on
  security transactions              1,146,896              918,254             437,171
 Net realized gain on
  distributions                             --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    9,449,271           (1,404,681)          1,794,171
                                 -------------       --------------       -------------
 Net increase (decrease) in net
  assets resulting from
  operations                        10,082,324            1,755,186           2,246,038
                                 -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                             157,024               98,297             133,072
 Net transfers                       2,792,272           (4,145,782)           (233,601)
 Surrenders for benefit
  payments and fees                 (9,421,747)         (10,558,442)         (2,339,751)
 Other transactions                     42,796               76,338              17,934
 Death benefits                       (356,226)            (358,616)           (117,182)
 Net annuity transactions                 (935)                (920)                 --
                                 -------------       --------------       -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (6,786,816)         (14,889,125)         (2,539,528)
                                 -------------       --------------       -------------
 Net increase (decrease) in net
  assets                             3,295,508          (13,133,939)           (293,490)
NET ASSETS:
 Beginning of year                  33,539,217           44,633,083           8,775,578
                                 -------------       --------------       -------------
 End of year                       $36,834,725          $31,499,144          $8,482,088
                                 =============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD                HARTFORD
                                          INTERNATIONAL          SMALL/MID CAP
                                          OPPORTUNITIES              EQUITY
                                            HLS FUND                HLS FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $413,743                $(5,954)
 Net realized gain (loss) on security
  transactions                                (268,428)               553,005
 Net realized gain on distributions                 --                263,646
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  11,597,712                412,449
                                           -----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                 11,743,027              1,223,146
                                           -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                     308,473                  8,939
 Net transfers                               9,543,301                215,377
 Surrenders for benefit payments and
  fees                                     (15,596,451)            (1,150,998)
 Other transactions                             96,198                    236
 Death benefits                               (796,809)              (101,225)
 Net annuity transactions                         (926)                    --
                                           -----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions          (6,446,214)            (1,027,671)
                                           -----------             ----------
 Net increase (decrease) in net assets       5,296,813                195,475
NET ASSETS:
 Beginning of year                          63,499,050              4,113,351
                                           -----------             ----------
 End of year                               $68,795,863             $4,308,826
                                           ===========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD              HARTFORD               HARTFORD             HARTFORD
                                     MIDCAP VALUE         ULTRASHORT BOND         SMALL COMPANY      SMALLCAP GROWTH
                                       HLS FUND              HLS FUND               HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (4)          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,275)             $(769,667)             $(293,274)             $(222,408)
 Net realized gain (loss) on
  security transactions                  480,478                   (813)             1,245,003              2,507,331
 Net realized gain on
  distributions                               --                     --              1,597,766              2,256,575
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        406,584                     21              4,973,305              2,430,424
                                      ----------            -----------            -----------            -----------
 Net increase (decrease) in net
  assets resulting from
  operations                             880,787               (770,459)             7,522,800              6,971,922
                                      ----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 3,050                892,638                123,265                 60,345
 Net transfers                           997,247             34,843,739              1,812,338               (688,575)
 Surrenders for benefit
  payments and fees                     (894,808)           (59,301,200)            (4,591,161)            (5,132,246)
 Other transactions                        5,849                282,120                 40,824                  4,959
 Death benefits                          (64,705)            (1,907,174)              (309,644)              (259,433)
 Net annuity transactions                     --                (18,044)                    --                     --
                                      ----------            -----------            -----------            -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            46,633            (25,207,921)            (2,924,378)            (6,014,950)
                                      ----------            -----------            -----------            -----------
 Net increase (decrease) in net
  assets                                 927,420            (25,978,380)             4,598,422                956,972
NET ASSETS:
 Beginning of year                     2,396,173             62,622,891             19,201,189             18,830,786
                                      ----------            -----------            -----------            -----------
 End of year                          $3,323,593            $36,644,511            $23,799,611            $19,787,758
                                      ==========            ===========            ===========            ===========

                                                              HARTFORD
                                 HARTFORD TFORD            U.S. GOVERNMENT      HARTFORD
                                 SMALLCAP GROWTH             SECURITIES           VALUE
                                 HLS FUND  FUND               HLS FUND          HLS FUND
                                 SUB-ACCOUNT OUNT            SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $16,600               $821,121           $40,928
 Net realized gain (loss) on
  security transactions                   348,608             (2,139,120)        2,605,245
 Net realized gain on
  distributions                                --                     --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       2,741,054             (2,206,291)        9,528,490
                                      -----------            -----------       -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            3,106,262             (3,524,290)       12,174,663
                                      -----------            -----------       -----------
UNIT TRANSACTIONS:
 Purchases                                 90,036                568,989           287,904
 Net transfers                         (1,297,544)            (4,439,048)       (2,333,991)
 Surrenders for benefit
  payments and fees                    (2,897,294)           (27,970,701)       (9,648,189)
 Other transactions                         1,816                163,360            54,045
 Death benefits                          (156,097)            (2,017,076)       (1,056,429)
 Net annuity transactions                      --                 (2,830)               71
                                      -----------            -----------       -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (4,259,083)           (33,697,306)      (12,696,589)
                                      -----------            -----------       -----------
 Net increase (decrease) in net
  assets                               (1,152,821)           (37,221,596)         (521,926)
NET ASSETS:
 Beginning of year                     12,035,829            121,368,841        45,848,766
                                      -----------            -----------       -----------
 End of year                          $10,883,008            $84,147,245       $45,326,840
                                      ===========            ===========       ===========

(4)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                           AMERICAN FUNDS       GLOBAL SMALL
                                                BOND           CAPITALIZATION
                                              HLS FUND            HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $157               $ --
 Net realized gain (loss) on security
  transactions                                      11                 --
 Net realized gain on distributions                411                  8
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (1,033)                10
                                               -------              -----
 Net increase (decrease) in net assets
  resulting from operations                       (454)                18
                                               -------              -----
UNIT TRANSACTIONS:
 Purchases                                         288                 --
 Net transfers                                   1,982                 --
 Surrenders for benefit payments and
  fees                                            (184)                --
 Other transactions                                 --                 --
 Death benefits                                     --                 --
 Net annuity transactions                           --                 --
                                               -------              -----
 Net increase (decrease) in net assets
  resulting from unit transactions               2,086                 --
                                               -------              -----
 Net increase (decrease) in net assets           1,632                 18
NET ASSETS:
 Beginning of year                              12,859                 66
                                               -------              -----
 End of year                                   $14,491                $84
                                               =======              =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS      AMERICAN FUNDS       HUNTINGTON VA          HUNTINGTON VA
                                       GROWTH          INTERNATIONAL            INCOME               DIVIDEND
                                      HLS FUND            HLS FUND           EQUITY FUND           CAPTURE FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (5)
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(44)                 $9                $27,451                $47,762
 Net realized gain (loss) on
  security transactions                   269                 112                (44,351)               (68,671)
 Net realized gain on
  distributions                           256                 115                     --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,615                 880                281,849                607,847
                                       ------              ------             ----------            -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            2,096               1,116                264,949                586,938
                                       ------              ------             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                168                 120                    449                 13,979
 Net transfers                           (488)               (245)              (166,679)               (65,676)
 Surrenders for benefit
  payments and fees                      (115)                (81)              (389,174)            (1,016,622)
 Other transactions                        --                  --                     --                    220
 Death benefits                            --                  --                (14,995)               (85,088)
 Net annuity transactions                  --                  --                     --                     --
                                       ------              ------             ----------            -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (435)               (206)              (570,399)            (1,153,187)
                                       ------              ------             ----------            -----------
 Net increase (decrease) in net
  assets                                1,661                 910               (305,450)              (566,249)
NET ASSETS:
 Beginning of year                      7,540               5,577              1,474,442              3,583,771
                                       ------              ------             ----------            -----------
 End of year                           $9,201              $6,487             $1,168,992             $3,017,522
                                       ======              ======             ==========            ===========

                                                            HUNTINGTON VA         HUNTINGTON VA
                                     HUNTINGTON VA            MID CORP              ROTATING
                                      GROWTH FUND           AMERICA FUND          MARKETS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,617)              $(20,715)             $(5,846)
 Net realized gain (loss) on
  security transactions                    13,627                206,305               11,671
 Net realized gain on
  distributions                                --                165,884               72,737
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         306,038                475,304               82,363
                                      -----------            -----------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                              314,048                826,778              160,925
                                      -----------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                    744                 11,294                  152
 Net transfers                            (36,206)              (209,536)             (20,114)
 Surrenders for benefit
  payments and fees                      (278,855)              (847,782)            (104,856)
 Other transactions                            --                    (54)                 134
 Death benefits                            (9,581)               (68,239)              (2,318)
 Net annuity transactions                      --                     --                   --
                                      -----------            -----------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (323,898)            (1,114,317)            (127,002)
                                      -----------            -----------            ---------
 Net increase (decrease) in net
  assets                                   (9,850)              (287,539)              33,923
NET ASSETS:
 Beginning of year                      1,128,128              3,164,430              764,969
                                      -----------            -----------            ---------
 End of year                           $1,118,278             $2,876,891             $798,892
                                      ===========            ===========            =========

(5) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              HUNTINGTON VA           HUNTINGTON VA
                                              INTERNATIONAL              MORTGAGE
                                               EQUITY FUND           SECURITIES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(2,306)                 $7,973
 Net realized gain (loss) on security
  transactions                                       32,252                  20,175
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          283,741                 (59,057)
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         313,687                 (30,909)
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                            1,630                   1,350
 Net transfers                                      (40,845)                 45,978
 Surrenders for benefit payments and
  fees                                             (376,635)               (277,268)
 Other transactions                                      --                      (1)
 Death benefits                                     (23,484)                 (7,127)
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (439,334)               (237,068)
                                               ------------            ------------
 Net increase (decrease) in net assets             (125,647)               (267,977)
NET ASSETS:
 Beginning of year                                1,706,676               1,083,912
                                               ------------            ------------
 End of year                                     $1,581,029                $815,935
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                LORD ABBETT
                                                              LORD ABBETT       CALIBRATED             LORD ABBETT
                                           HUNTINGTON VA      FUNDAMENTAL        DIVIDEND            BOND-DEBENTURE
                                             SITUS FUND       EQUITY FUND       GROWTH FUND               FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(40,049)        $(125,769)         $(6,034)             $1,168,544
 Net realized gain (loss) on security
  transactions                                  427,626           657,414          258,943               1,161,014
 Net realized gain on distributions                  --         1,636,825          437,404                 740,178
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      482,417           959,951          499,051                (377,877)
                                             ----------       -----------       ----------             -----------
 Net increase (decrease) in net assets
  resulting from operations                     869,994         3,128,421        1,189,364               2,691,859
                                             ----------       -----------       ----------             -----------
UNIT TRANSACTIONS:
 Purchases                                       13,271            27,902            2,395                 205,185
 Net transfers                                 (264,334)        4,756,255          227,148                (558,418)
 Surrenders for benefit payments and
  fees                                         (897,212)       (2,924,125)      (1,445,372)            (12,694,906)
 Other transactions                                 289            26,347              448                  87,667
 Death benefits                                 (35,073)          (73,250)         (20,519)               (790,889)
 Net annuity transactions                            --                --               --                      --
                                             ----------       -----------       ----------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,183,059)        1,813,129       (1,235,900)            (13,751,361)
                                             ----------       -----------       ----------             -----------
 Net increase (decrease) in net assets         (313,065)        4,941,550          (46,536)            (11,059,502)
NET ASSETS:
 Beginning of year                            3,420,229         8,963,825        4,907,798              48,008,279
                                             ----------       -----------       ----------             -----------
 End of year                                 $3,107,164       $13,905,375       $4,861,262             $36,948,777
                                             ==========       ===========       ==========             ===========


                                        LORD ABBETT       LORD ABBETT
                                        GROWTH AND          CLASSIC            MFS(R) CORE
                                        INCOME FUND       STOCK FUND           EQUITY FUND
                                        SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(782,695)        $(32,623)             $(2,194)
 Net realized gain (loss) on security
  transactions                               88,590          433,748               26,984
 Net realized gain on distributions              --          467,396                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                               25,922,347          382,897               73,965
                                        -----------       ----------             --------
 Net increase (decrease) in net assets
  resulting from operations              25,228,242        1,251,418               98,755
                                        -----------       ----------             --------
UNIT TRANSACTIONS:
 Purchases                                  667,830           32,887                   --
 Net transfers                           (2,704,692)        (663,232)             123,810
 Surrenders for benefit payments and
  fees                                  (26,033,576)      (1,195,449)             (10,831)
 Other transactions                         151,009            2,809                   --
 Death benefits                          (1,464,205)         (83,517)              (1,710)
 Net annuity transactions                       460             (364)                  --
                                        -----------       ----------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions      (29,383,174)      (1,906,866)             111,269
                                        -----------       ----------             --------
 Net increase (decrease) in net assets   (4,154,932)        (655,448)             210,024
NET ASSETS:
 Beginning of year                       87,477,634        5,408,146              284,844
                                        -----------       ----------             --------
 End of year                            $83,322,702       $4,752,698             $494,868
                                        ===========       ==========             ========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                               MFS(R) INVESTORS
                                                MFS(R)              GROWTH
                                             GROWTH FUND          STOCK FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(6,537)            $(3,515)
 Net realized gain (loss) on security
  transactions                                   28,753               3,640
 Net realized gain on distributions               2,783              11,285
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      103,512              80,589
                                               --------            --------
 Net increase (decrease) in net assets
  resulting from operations                     128,511              91,999
                                               --------            --------
UNIT TRANSACTIONS:
 Purchases                                          598                  --
 Net transfers                                   33,006             (12,547)
 Surrenders for benefit payments and
  fees                                         (121,031)             (7,863)
 Other transactions                                  (3)                 (1)
 Death benefits                                  (6,799)                 --
 Net annuity transactions                            --                  --
                                               --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (94,229)            (20,411)
                                               --------            --------
 Net increase (decrease) in net assets           34,282              71,588
NET ASSETS:
 Beginning of year                              391,394             337,166
                                               --------            --------
 End of year                                   $425,676            $408,754
                                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                     INVESCO V.I.
                                         MFS(R) INVESTORS   MFS(R) TOTAL            MFS(R)            EQUITY AND
                                            TRUST FUND      RETURN FUND           VALUE FUND         INCOME FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (6)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(5,826)          $(2,764)               $(2)                 $566
 Net realized gain (loss) on security
  transactions                                 79,015           190,975                328               137,486
 Net realized gain on distributions                --                --                 25                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     99,378           596,486              2,113               552,360
                                             --------        ----------             ------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   172,567           784,697              2,464               690,412
                                             --------        ----------             ------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --            27,386                168                    --
 Net transfers                                 (1,421)          (60,841)              (494)              (26,295)
 Surrenders for benefit payments and
  fees                                       (203,763)         (920,056)              (116)             (953,115)
 Other transactions                               (51)              (71)                --                    (1)
 Death benefits                               (14,270)          (98,730)                --               (58,060)
 Net annuity transactions                       6,403             7,103                 --                19,869
                                             --------        ----------             ------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (213,102)       (1,045,209)              (442)           (1,017,602)
                                             --------        ----------             ------            ----------
 Net increase (decrease) in net assets        (40,535)         (260,512)             2,022              (327,190)
NET ASSETS:
 Beginning of year                            661,733         5,107,136              7,400             3,380,525
                                             --------        ----------             ------            ----------
 End of year                                 $621,198        $4,846,624             $9,422            $3,053,335
                                             ========        ==========             ======            ==========

                                           UIF CORE PLUS         UIF EMERGING         UIF EMERGING
                                            FIXED INCOME         MARKETS DEBT        MARKETS EQUITY
                                             PORTFOLIO            PORTFOLIO             PORTFOLIO
                                          SUB-ACCOUNT (7)        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $183,983             $12,348               $(73,634)
 Net realized gain (loss) on security
  transactions                                 (804,922)             11,665             (1,669,097)
 Net realized gain on distributions                  --               6,716                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      530,801             (92,474)             1,147,409
                                             ----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (90,138)            (61,745)              (595,322)
                                             ----------            --------            -----------
UNIT TRANSACTIONS:
 Purchases                                       19,116               1,272                 83,847
 Net transfers                                 (191,290)             (2,755)            (2,859,471)
 Surrenders for benefit payments and
  fees                                       (1,371,134)            (98,556)            (4,061,880)
 Other transactions                                 105                  (1)                22,828
 Death benefits                                (250,013)             (9,794)              (154,562)
 Net annuity transactions                        11,932                  --                   (714)
                                             ----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,781,284)           (109,834)            (6,969,952)
                                             ----------            --------            -----------
 Net increase (decrease) in net assets       (1,871,422)           (171,579)            (7,565,274)
NET ASSETS:
 Beginning of year                            6,752,339             653,783             22,389,555
                                             ----------            --------            -----------
 End of year                                 $4,880,917            $482,204            $14,824,281
                                             ==========            ========            ===========

(6) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

(7) Effective September 6, 2013 Morgan Stanley Flexible Income Portfolio merged with UIF Core Plus Fixed Income Portfolio.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                       UIF MID CAP
                                                  UIF GROWTH             GROWTH
                                                   PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (8)(9)(10)(11)   SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(107,034)           $(105,940)
 Net realized gain (loss) on security
  transactions                                      4,114,697               10,314
 Net realized gain on distributions                   944,609              203,916
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (1,318,477)           2,517,595
                                                  -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                         3,633,795            2,625,885
                                                  -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                              7,986               33,440
 Net transfers                                       (348,773)          (1,510,503)
 Surrenders for benefit payments and
  fees                                             (1,774,549)          (2,173,191)
 Other transactions                                       (95)               9,015
 Death benefits                                      (125,621)            (178,779)
 Net annuity transactions                              12,485                   --
                                                  -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (2,228,567)          (3,820,018)
                                                  -----------          -----------
 Net increase (decrease) in net assets              1,405,228           (1,194,133)
NET ASSETS:
 Beginning of year                                  9,257,504            9,249,251
                                                  -----------          -----------
 End of year                                      $10,662,732           $8,055,118
                                                  ===========          ===========

(8)  Funded as of September 6, 2013.

(9) Effective September 6, 2013 Morgan Stanley Focus Growth Portfolio merged with UIF Growth Portfolio.

(10) Effective September 6, 2013 Morgan Stanley Multi Cap Growth Portfolio merged with UIF Growth Portfolio.

(11) Effective September 6, 2013 Morgan Stanley Growth Portfolio merged with UIF Growth Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           MORGAN STANLEY                                MORGAN STANLEY
                                     INVESCO V.I.              MID CAP            MORGAN STANLEY             GLOBAL
                                       AMERICAN                GROWTH              MONEY MARKET          INFRASTRUCTURE
                                      VALUE FUND              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT (12)          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(114,591)              $(25,525)              $(86,622)               $21,064
 Net realized gain (loss) on
  security transactions                   196,869                271,212                     --                272,047
 Net realized gain on
  distributions                                --                  5,940                     --                207,095
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       3,074,887                423,173                     --               (148,575)
                                      -----------            -----------            -----------            -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            3,157,165                674,800                (86,622)               351,631
                                      -----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 55,736                  8,246                  1,076                     --
 Net transfers                         (1,100,434)               (64,359)               510,235                (62,496)
 Surrenders for benefit
  payments and fees                    (2,956,698)              (353,748)            (1,478,819)              (625,289)
 Other transactions                        16,963                    (21)                    (4)                   248
 Death benefits                          (259,245)               (11,834)               (86,671)               (50,732)
 Net annuity transactions                   3,288                    401                 21,568                 26,011
                                      -----------            -----------            -----------            -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (4,240,390)              (421,315)            (1,032,615)              (712,258)
                                      -----------            -----------            -----------            -----------
 Net increase (decrease) in net
  assets                               (1,083,225)               253,485             (1,119,237)              (360,627)
NET ASSETS:
 Beginning of year                     11,370,087              2,088,920              5,924,733              2,536,339
                                      -----------            -----------            -----------            -----------
 End of year                          $10,286,862             $2,342,405             $4,805,496             $2,175,712
                                      ===========            ===========            ===========            ===========


                                     INVESCO V.I.            UIF SMALL           UIF GLOBAL
                                   EQUALLY-WEIGHTED       COMPANY GROWTH          FRANCHISE
                                     S&P 500 FUND            PORTFOLIO            PORTFOLIO
                                      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(9,193)             $(5,726)              $2,910
 Net realized gain (loss) on
  security transactions                   478,799               27,398                7,519
 Net realized gain on
  distributions                           919,233                9,572               39,032
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         742,275              102,963               24,299
                                      -----------            ---------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                            2,131,114              134,207               73,760
                                      -----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                     --                   --                   --
 Net transfers                           (251,747)             (57,644)                 807
 Surrenders for benefit
  payments and fees                    (1,164,227)             (43,039)             (14,649)
 Other transactions                            (3)                  (1)                  --
 Death benefits                          (319,482)                  --               (8,669)
 Net annuity transactions                   3,538                   --                   --
                                      -----------            ---------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (1,731,921)            (100,684)             (22,511)
                                      -----------            ---------            ---------
 Net increase (decrease) in net
  assets                                  399,193               33,523               51,249
NET ASSETS:
 Beginning of year                      7,185,523              265,382              434,031
                                      -----------            ---------            ---------
 End of year                           $7,584,716             $298,905             $485,280
                                      ===========            =========            =========

(12) Formerly Invesco Van Kampen V.I. American Value Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                OPPENHEIMER         OPPENHEIMER
                                                 DISCOVERY            CAPITAL
                                                  MID CAP           APPRECIATION
                                              GROWTH FUND/VA          FUND/VA
                                             SUB-ACCOUNT (13)       SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(59,403)           $(247,213)
 Net realized gain (loss) on security
  transactions                                       390,134            3,168,487
 Net realized gain on distributions                       --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           883,444            5,321,925
                                               -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                        1,214,175            8,243,199
                                               -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                            10,129              190,131
 Net transfers                                      (645,891)          (5,903,392)
 Surrenders for benefit payments and
  fees                                              (909,926)          (8,363,338)
 Other transactions                                      236               40,251
 Death benefits                                      (24,418)            (693,582)
 Net annuity transactions                                 --               (1,472)
                                               -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,569,870)         (14,731,402)
                                               -------------       --------------
 Net increase (decrease) in net assets              (355,695)          (6,488,203)
NET ASSETS:
 Beginning of year                                 4,541,190           37,299,396
                                               -------------       --------------
 End of year                                      $4,185,495          $30,811,193
                                               =============       ==============

(13) Formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               OPPENHEIMER
                                     OPPENHEIMER          OPPENHEIMER          MAIN STREET       PUTNAM VT
                                        GLOBAL            MAIN STREET           SMALL CAP       DIVERSIFIED
                                       FUND/VA             FUND(R)/VA            FUND/VA        INCOME FUND
                                   SUB-ACCOUNT (14)       SUB-ACCOUNT       SUB-ACCOUNT (15)    SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(291,963)           $(54,988)           $(371,207)        $777,861
 Net realized gain (loss) on
  security transactions                 2,574,180             452,252            6,300,358       (1,234,445)
 Net realized gain on
  distributions                                --                  --              588,369               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      26,140,998           1,389,678            8,911,241        2,711,741
                                     ------------          ----------          -----------      -----------
 Net increase (decrease) in net
  assets resulting from
  operations                           28,423,215           1,786,942           15,428,761        2,255,157
                                     ------------          ----------          -----------      -----------
UNIT TRANSACTIONS:
 Purchases                              1,011,699              15,301              288,491          109,655
 Net transfers                        (14,951,838)           (407,881)         (10,331,056)      (3,290,165)
 Surrenders for benefit
  payments and fees                   (37,134,258)         (1,809,436)         (12,055,709)     (10,207,376)
 Other transactions                       256,509                 783               73,872           53,847
 Death benefits                        (1,932,588)            (90,070)            (791,771)        (567,315)
 Net annuity transactions                    (243)                 --               (1,643)            (923)
                                     ------------          ----------          -----------      -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (52,750,719)         (2,291,303)         (22,817,816)     (13,902,277)
                                     ------------          ----------          -----------      -----------
 Net increase (decrease) in net
  assets                              (24,327,504)           (504,361)          (7,389,055)     (11,647,120)
NET ASSETS:
 Beginning of year                    139,326,196           7,214,807           49,534,146       42,647,833
                                     ------------          ----------          -----------      -----------
 End of year                         $114,998,692          $6,710,446          $42,145,091      $31,000,713
                                     ============          ==========          ===========      ===========


                                      PUTNAM VT             PUTNAM VT             PUTNAM VT
                                     GLOBAL ASSET           GROWTH AND          INTERNATIONAL
                                   ALLOCATION FUND         INCOME FUND            VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $45,652                $9,326               $(2,461)
 Net realized gain (loss) on
  security transactions                  457,929              (285,284)              (50,662)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        603,337             1,622,501               557,597
                                      ----------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                           1,106,918             1,346,543               504,474
                                      ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                13,532                37,286                 2,607
 Net transfers                          (797,976)             (121,815)            3,242,385
 Surrenders for benefit
  payments and fees                   (2,064,161)             (799,136)             (469,381)
 Other transactions                       12,610                 4,410                 6,454
 Death benefits                         (127,869)              (82,796)               (4,048)
 Net annuity transactions                     --                (1,641)                   --
                                      ----------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (2,963,864)             (963,692)            2,778,017
                                      ----------            ----------            ----------
 Net increase (decrease) in net
  assets                              (1,856,946)              382,851             3,282,491
NET ASSETS:
 Beginning of year                     7,668,294             4,342,381               925,572
                                      ----------            ----------            ----------
 End of year                          $5,811,348            $4,725,232            $4,208,063
                                      ==========            ==========            ==========

(14) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

(15) Formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                          INTERNATIONAL          PUTNAM VT
                                           EQUITY FUND         INVESTORS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $27,065              $49,200
 Net realized gain (loss) on security
  transactions                                (6,236,854)           1,830,761
 Net realized gain on distributions                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    14,551,105            4,740,480
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                    8,341,316            6,620,441
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       261,170              149,686
 Net transfers                                (8,178,451)          (5,457,508)
 Surrenders for benefit payments and
  fees                                        (9,109,988)          (4,946,427)
 Other transactions                               49,519               18,859
 Death benefits                                 (744,524)            (416,039)
 Net annuity transactions                             --                   --
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (17,722,274)         (10,651,429)
                                          --------------       --------------
 Net increase (decrease) in net assets        (9,380,958)          (4,030,988)
NET ASSETS:
 Beginning of year                            41,536,904           24,566,239
                                          --------------       --------------
 End of year                                 $32,155,946          $20,535,251
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT         PUTNAM VT               PUTNAM VT
                                      MULTI-CAP         SMALL CAP             GEORGE PUTNAM           PUTNAM VT
                                     GROWTH FUND        VALUE FUND            BALANCED FUND          VOYAGER FUND
                                     SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(30,111)         $(161,412)               $12,584              $(28,271)
 Net realized gain (loss) on
  security transactions                  135,392         (4,319,932)              (316,836)              381,678
 Net realized gain on
  distributions                               --            497,013                     --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        772,092         13,473,945                831,652               910,102
                                      ----------       ------------            -----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             877,373          9,489,614                527,400             1,263,509
                                      ----------       ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 3,459            208,780                 26,035                12,590
 Net transfers                         4,143,641         (7,074,100)              (503,445)              179,884
 Surrenders for benefit
  payments and fees                     (646,208)        (8,978,082)            (1,096,026)             (778,818)
 Other transactions                        8,173             45,255                 18,368                   622
 Death benefits                           (5,058)          (369,438)               (73,368)              (16,637)
 Net annuity transactions                     --                 --                     --                  (870)
                                      ----------       ------------            -----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         3,504,007        (16,167,585)            (1,628,436)             (603,229)
                                      ----------       ------------            -----------            ----------
 Net increase (decrease) in net
  assets                               4,381,380         (6,677,971)            (1,101,036)              660,280
NET ASSETS:
 Beginning of year                       895,955         32,311,517              3,917,285             3,430,099
                                      ----------       ------------            -----------            ----------
 End of year                          $5,277,335        $25,633,546             $2,816,249            $4,090,379
                                      ==========       ============            ===========            ==========

                                  PUTNAM VT              PIONEER             INVESCO V.I.
                                   EQUITY               FUND VCT              GROWTH AND
                                 INCOME FUND            PORTFOLIO            INCOME FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (16)
-------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $39,761              $(1,761)              $(113,708)
 Net realized gain (loss) on
  security transactions            1,401,001                7,500               2,004,798
 Net realized gain on
  distributions                           --                6,847                 213,104
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    555,863               33,099               5,853,181
                                 -----------            ---------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                       1,996,625               45,685               7,957,375
                                 -----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                           134,109                   --                 155,914
 Net transfers                       909,532                  141              (4,221,186)
 Surrenders for benefit
  payments and fees               (2,266,196)             (59,733)             (8,812,867)
 Other transactions                    8,699                    1                  59,142
 Death benefits                      (75,982)                  --                (348,429)
 Net annuity transactions                 --                   --                    (526)
                                 -----------            ---------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                    (1,289,838)             (59,591)            (13,167,952)
                                 -----------            ---------            ------------
 Net increase (decrease) in net
  assets                             706,787              (13,906)             (5,210,577)
NET ASSETS:
 Beginning of year                 6,987,732              175,496              29,845,558
                                 -----------            ---------            ------------
 End of year                      $7,694,519             $161,590             $24,634,981
                                 ===========            =========            ============

(16) Formerly Invesco Van Kampen V.I. Growth and Income Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                               INVESCO V.I.           INVESCO V.I.
                                              COMSTOCK FUND        AMERICAN FRANCHISE
                                             SUB-ACCOUNT (17)       SUB-ACCOUNT (18)
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(123,782)              $(2,952)
 Net realized gain (loss) on security
  transactions                                    2,823,443                16,144
 Net realized gain on distributions                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        9,248,599                34,428
                                               ------------             ---------
 Net increase (decrease) in net assets
  resulting from operations                      11,948,260                47,620
                                               ------------             ---------
UNIT TRANSACTIONS:
 Purchases                                          158,626                    --
 Net transfers                                   (5,335,644)                4,557
 Surrenders for benefit payments and
  fees                                          (11,790,690)              (50,383)
 Other transactions                                  72,182                    (4)
 Death benefits                                    (866,942)                   --
 Net annuity transactions                                --                    --
                                               ------------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (17,762,468)              (45,830)
                                               ------------             ---------
 Net increase (decrease) in net assets           (5,814,208)                1,790
NET ASSETS:
 Beginning of year                               42,974,594               163,328
                                               ------------             ---------
 End of year                                    $37,160,386              $165,118
                                               ============             =========

(17) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(18) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         WELLS FARGO        WELLS FARGO         WELLS FARGO
                                    INVESCO V.I.         ADVANTAGE VT       ADVANTAGE VT        ADVANTAGE VT
                                       MID CAP           TOTAL RETURN        INTRINSIC         INTERNATIONAL
                                     GROWTH FUND          BOND FUND          VALUE FUND         EQUITY FUND
                                  SUB-ACCOUNT (19)     SUB-ACCOUNT (20)     SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,529)               $(43)             $(29)              $12,961
 Net realized gain (loss) on
  security transactions                  20,315               1,371                69                13,491
 Net realized gain on
  distributions                              --                  --                --                77,927
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        24,545              (1,553)            1,098               159,486
                                      ---------            --------            ------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             42,331                (225)            1,138               263,865
                                      ---------            --------            ------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                  --                --                 1,035
 Net transfers                          (37,237)            (48,991)                1                24,138
 Surrenders for benefit
  payments and fees                     (58,814)                 --                --              (175,129)
 Other transactions                          --                  --                --                     1
 Death benefits                              --                  --                --               (21,332)
 Net annuity transactions                    --                  --                --                    --
                                      ---------            --------            ------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (96,051)            (48,991)                1              (171,287)
                                      ---------            --------            ------            ----------
 Net increase (decrease) in net
  assets                                (53,720)            (49,216)            1,139                92,578
NET ASSETS:
 Beginning of year                      194,686              49,216             4,063             1,523,973
                                      ---------            --------            ------            ----------
 End of year                           $140,966                $ --            $5,202            $1,616,551
                                      =========            ========            ======            ==========

                                     WELLS FARGO            WELLS FARGO
                                     ADVANTAGE VT          ADVANTAGE VT           WELLS FARGO
                                      SMALL CAP              SMALL CAP           ADVANTAGE VT
                                     GROWTH FUND            VALUE FUND         OPPORTUNITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39,815)              $(39,942)             $(2,755)
 Net realized gain (loss) on
  security transactions                  330,085                475,744               15,414
 Net realized gain on
  distributions                          124,094                     --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        550,722                352,768               61,782
                                      ----------            -----------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                             965,086                788,570               74,441
                                      ----------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                 2,284                 11,434                   --
 Net transfers                          (321,941)                40,398              (44,234)
 Surrenders for benefit
  payments and fees                     (452,338)            (1,172,929)              (8,277)
 Other transactions                           (3)                    12                   (1)
 Death benefits                          (67,527)              (110,971)                  --
 Net annuity transactions                     --                     --                   --
                                      ----------            -----------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (839,525)            (1,232,056)             (52,512)
                                      ----------            -----------            ---------
 Net increase (decrease) in net
  assets                                 125,561               (443,486)              21,929
NET ASSETS:
 Beginning of year                     2,286,776              6,198,451              278,763
                                      ----------            -----------            ---------
 End of year                          $2,412,337             $5,754,965             $300,692
                                      ==========            ===========            =========

(19) Formerly Invesco Van Kampen V.I. Mid Cap Growth Fund. Change effective April 29, 2013.

(20) Not funded as of December 31, 2013.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                               BALANCED WEALTH            INTERNATIONAL
                                             STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                                 SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $168,956                  $(123,341)
 Net realized gain (loss) on security
  transactions                                       (393,218)               (10,930,389)
 Net realized gain on distributions                        --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          4,417,835                 20,514,339
                                                -------------             --------------
 Net increase (decrease) in net assets
  resulting from operations                         4,193,573                  9,460,609
                                                -------------             --------------
UNIT TRANSACTIONS:
 Purchases                                            136,036                    321,690
 Net transfers                                       (267,796)                 2,546,420
 Surrenders for benefit payments and
  fees                                             (4,819,701)                (9,877,576)
 Other transactions                                        61                       (139)
 Death benefits                                      (407,155)                  (944,765)
 Net annuity transactions                                (286)                      (864)
                                                -------------             --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (5,358,841)                (7,955,234)
                                                -------------             --------------
 Net increase (decrease) in net assets             (1,165,268)                 1,505,375
NET ASSETS:
 Beginning of year                                 37,539,257                 77,379,447
                                                -------------             --------------
 End of year                                      $36,373,989                $78,884,822
                                                =============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS        INVESCO V.I.
                                  SMALL/MID CAP          ALLIANCEBERNSTEIN VPS         INTERNATIONAL             GOVERNMENT
                                 VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO        SECURITIES FUND
                                   SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(177,763)                   $85,634                   $(1,428)                $1,882
 Net realized gain (loss)
  on security transactions             (188,075)                (3,725,474)                 (214,551)                 3,462
 Net realized gain on
  distributions                         457,015                         --                        --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                2,136,880                  9,243,964                   810,566                 (5,199)
                                  -------------              -------------              ------------             ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     2,228,057                  5,604,124                   594,587                    145
                                  -------------              -------------              ------------             ----------
UNIT TRANSACTIONS:
 Purchases                               40,954                    156,393                    11,048                     --
 Net transfers                         (603,632)                (3,259,637)                 (129,973)                (1,492)
 Surrenders for benefit
  payments and fees                  (1,712,327)                (5,543,632)                 (500,687)               (21,901)
 Other transactions                        (422)                       176                        58                     --
 Death benefits                         (95,220)                  (544,821)                  (26,626)                    --
 Net annuity transactions                    --                       (592)                       --                     --
                                  -------------              -------------              ------------             ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (2,370,647)                (9,192,113)                 (646,180)               (23,393)
                                  -------------              -------------              ------------             ----------
 Net increase (decrease)
  in net assets                        (142,590)                (3,587,989)                  (51,593)               (23,248)
NET ASSETS:
 Beginning of year                   14,407,682                 43,936,888                 4,659,139                308,891
                                  -------------              -------------              ------------             ----------
 End of year                        $14,265,092                $40,348,899                $4,607,546               $285,643
                                  =============              =============              ============             ==========

                                INVESCO V.I.         INVESCO V.I.          INVESCO V.I.
                                    HIGH             INTERNATIONAL         DIVERSIFIED
                                 YIELD FUND           GROWTH FUND         DIVIDEND FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (1)
--------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $21,813                $14                 $41,602
 Net realized gain (loss)
  on security transactions             5,334                 31                   7,325
 Net realized gain on
  distributions                           --                 --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                67,372                502               1,135,831
                                 -----------            -------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     94,519                547               1,184,758
                                 -----------            -------            ------------
UNIT TRANSACTIONS:
 Purchases                                --                 96                   2,019
 Net transfers                        10,678                (12)                (97,381)
 Surrenders for benefit
  payments and fees                  (75,520)               (45)               (583,098)
 Other transactions                      (17)                --                     910
 Death benefits                      (51,680)                --                (196,048)
 Net annuity transactions                 --                 --                 (38,108)
                                 -----------            -------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (116,539)                39                (911,706)
                                 -----------            -------            ------------
 Net increase (decrease)
  in net assets                      (22,020)               586                 273,052
NET ASSETS:
 Beginning of year                   669,986              3,823               7,388,440
                                 -----------            -------            ------------
 End of year                        $647,966             $4,409              $7,661,492
                                 ===========            =======            ============

(1)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              AMERICAN FUNDS
                                                  GLOBAL              AMERICAN FUNDS
                                               GROWTH FUND              GROWTH FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(25,455)               $(152,711)
 Net realized gain (loss) on security
  transactions                                      178,322                  446,122
 Net realized gain on distributions                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          340,506                1,797,058
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                         493,373                2,090,469
                                               ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            5,890                   11,839
 Net transfers                                     (113,744)                (650,472)
 Surrenders for benefit payments and
  fees                                             (354,688)              (2,144,047)
 Other transactions                                      (1)                     123
 Death benefits                                      (7,546)                (336,739)
 Net annuity transactions                                --                   (5,728)
                                               ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (470,089)              (3,125,024)
                                               ------------            -------------
 Net increase (decrease) in net assets               23,284               (1,034,555)
NET ASSETS:
 Beginning of year                                2,626,490               14,474,721
                                               ------------            -------------
 End of year                                     $2,649,774              $13,440,166
                                               ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     AMERICAN FUNDS             STERLING
                                   AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL          CAPITAL STRATEGIC
                                 GROWTH-INCOME FUND       INTERNATIONAL FUND      CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(34,265)                $(18,489)                $(6,297)                $(3,246)
 Net realized gain (loss) on
  security transactions                   340,297                   35,387                  46,177                (108,627)
 Net realized gain on
  distributions                                --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,282,480                  731,129                 161,729                 174,474
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,588,512                  748,027                 201,609                  62,601
                                    -------------            -------------            ------------             -----------
UNIT TRANSACTIONS:
 Purchases                                 11,574                    3,162                      --                      --
 Net transfers                           (104,706)                (473,537)                (60,132)               (125,333)
 Surrenders for benefit
  payments and fees                    (1,399,317)                (565,806)               (100,477)                (32,745)
 Other transactions                           291                        1                      25                      --
 Death benefits                          (193,935)                 (79,220)                 (7,171)                     --
 Net annuity transactions                  (6,170)                 (82,563)                 (1,415)                     --
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,692,263)              (1,197,963)               (169,170)               (158,078)
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets                             (103,751)                (449,936)                 32,439                 (95,477)
NET ASSETS:
 Beginning of year                     10,870,289                5,339,390               1,318,829                 624,918
                                    -------------            -------------            ------------             -----------
 End of year                          $10,766,538               $4,889,454              $1,351,268                $529,441
                                    =============            =============            ============             ===========

                                      STERLING                STERLING                 STERLING
                                   CAPITAL SELECT          CAPITAL SPECIAL           CAPITAL TOTAL
                                     EQUITY VIF           OPPORTUNITIES VIF         RETURN BOND VIF
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(8,719)               $(122,571)                 $94,583
 Net realized gain (loss) on
  security transactions                 (332,118)                 452,985                  104,745
 Net realized gain on
  distributions                               --                  442,536                  178,097
 Net unrealized appreciation
  (depreciation) of
  investments during the year            601,390                  528,493                  (79,691)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             260,553                1,301,443                  297,734
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 4,997                    1,163                    1,200
 Net transfers                          (196,741)              (1,482,573)                (189,570)
 Surrenders for benefit
  payments and fees                     (165,285)                (887,835)                (949,743)
 Other transactions                           11                       45                      646
 Death benefits                          (14,150)                (320,426)                 (12,946)
 Net annuity transactions                     --                       --                  (13,093)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (371,168)              (2,689,626)              (1,163,506)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (110,615)              (1,388,183)                (865,772)
NET ASSETS:
 Beginning of year                     2,144,519               11,003,734                6,762,332
                                    ------------            -------------            -------------
 End of year                          $2,033,904               $9,615,551               $5,896,560
                                    ============            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              WELLS FARGO
                                              ADVANTAGE VT          FIDELITY(R) VIP
                                                 OMEGA               EQUITY-INCOME
                                              GROWTH FUND              PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(5,200)                $670,132
 Net realized gain (loss) on security
  transactions                                     18,986               (3,165,613)
 Net realized gain on distributions                22,402                3,352,629
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         13,097                6,735,122
                                               ----------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        49,285                7,592,270
                                               ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                             --                  343,129
 Net transfers                                     89,894               (1,528,859)
 Surrenders for benefit payments and
  fees                                            (42,483)              (6,492,193)
 Other transactions                                     2                     (180)
 Death benefits                                        --               (1,012,197)
 Net annuity transactions                              --                     (381)
                                               ----------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 47,413               (8,690,681)
                                               ----------            -------------
 Net increase (decrease) in net assets             96,698               (1,098,411)
NET ASSETS:
 Beginning of year                                237,648               52,466,826
                                               ----------            -------------
 End of year                                     $334,346              $51,368,415
                                               ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                   GROWTH             CONTRAFUND(R)            MID CAP              VALUE STRATEGIES
                                  PORTFOLIO             PORTFOLIO             PORTFOLIO                PORTFOLIO
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(218,716)          $(1,032,433)            $(795,937)                $(89,749)
 Net realized gain (loss) on
  security transactions               756,790           (11,895,637)             (782,344)                 (48,737)
 Net realized gain on
  distributions                            --                    --             5,237,937                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,768,742            50,117,168             4,755,768                1,828,007
                                -------------        --------------        --------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,306,816            37,189,098             8,415,424                1,689,521
                                -------------        --------------        --------------             ------------
UNIT TRANSACTIONS:
 Purchases                            107,428             1,247,473               274,820                   18,368
 Net transfers                        195,285            (9,507,232)           (2,603,303)                 427,668
 Surrenders for benefit
  payments and fees                (2,329,720)          (30,504,972)           (8,155,074)                (585,961)
 Other transactions                    25,795                 1,905                  (237)                    (310)
 Death benefits                      (113,907)           (3,524,314)             (983,345)                (118,523)
 Net annuity transactions                (378)                8,540                  (896)                   6,971
                                -------------        --------------        --------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,115,497)          (42,278,600)          (11,468,035)                (251,787)
                                -------------        --------------        --------------             ------------
 Net increase (decrease) in
  net assets                          191,319            (5,089,502)           (3,052,611)               1,437,734
NET ASSETS:
 Beginning of year                 18,007,554           266,359,398            68,616,762                6,879,588
                                -------------        --------------        --------------             ------------
 End of year                      $18,198,873          $261,269,896           $65,564,151               $8,317,322
                                =============        ==============        ==============             ============

                                  FIDELITY(R) VIP                                  FRANKLIN
                                  DYNAMIC CAPITAL           FRANKLIN            SMALL-MID CAP
                                    APPRECIATION             INCOME                 GROWTH
                                     PORTFOLIO           SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(15,361)              $2,153                $(34,962)
 Net realized gain (loss) on
  security transactions                   91,262                   89                  43,795
 Net realized gain on
  distributions                               --                   --                 137,077
 Net unrealized appreciation
  (depreciation) of
  investments during the year            215,929                2,120                  22,252
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             291,830                4,362                 168,162
                                    ------------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                 4,229                    2                   2,814
 Net transfers                         2,341,804                   (2)                (49,871)
 Surrenders for benefit
  payments and fees                     (302,002)                  --                (147,784)
 Other transactions                          (25)                  --                      --
 Death benefits                           (4,327)                  --                 (15,189)
 Net annuity transactions                     --                   --                      --
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,039,679                   --                (210,030)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets                           2,331,509                4,362                 (41,868)
NET ASSETS:
 Beginning of year                       890,492               38,675               1,910,667
                                    ------------            ---------            ------------
 End of year                          $3,222,001              $43,037              $1,868,799
                                    ============            =========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                               FRANKLIN              FRANKLIN
                                              SMALL CAP             STRATEGIC
                                                VALUE                 INCOME
                                           SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(6)                $338,986
 Net realized gain (loss) on security
  transactions                                      75                  126,972
 Net realized gain on distributions                 --                    7,251
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         281                  192,317
                                               -------             ------------
 Net increase (decrease) in net assets
  resulting from operations                        350                  665,526
                                               -------             ------------
UNIT TRANSACTIONS:
 Purchases                                          48                       --
 Net transfers                                    (147)                 107,997
 Surrenders for benefit payments and
  fees                                             (24)                (963,526)
 Other transactions                                 --                       (1)
 Death benefits                                     --                 (115,697)
 Net annuity transactions                           --                   (8,203)
                                               -------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (123)                (979,430)
                                               -------             ------------
 Net increase (decrease) in net assets             227                 (313,904)
NET ASSETS:
 Beginning of year                               2,139                6,444,170
                                               -------             ------------
 End of year                                    $2,366               $6,130,266
                                               =======             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING              TEMPLETON             TEMPLETON
                                    MUTUAL SHARES              MARKETS                  GROWTH             GLOBAL BOND
                                   SECURITIES FUND         SECURITIES FUND         SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $11,299                 $(2,430)                 $4,710               $126
 Net realized gain (loss) on
  security transactions                   136,821                  25,376                  (1,264)                 7
 Net realized gain on
  distributions                                --                      --                      --                  4
 Net unrealized appreciation
  (depreciation) of
  investments during the year             465,840                 100,063                 265,628                191
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                              613,960                 123,009                 269,074                328
                                    -------------            ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                  2,394                      --                      --                 --
 Net transfers                           (415,260)               (109,459)                (84,126)                --
 Surrenders for benefit
  payments and fees                      (701,071)                (99,358)               (184,266)               (28)
 Other transactions                           292                      (1)                      1                  1
 Death benefits                           (94,382)                   (729)                (57,774)                --
 Net annuity transactions                  (4,121)                   (539)                     --                 --
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,212,148)               (210,086)               (326,165)               (27)
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets                             (598,188)                (87,077)                (57,091)               301
NET ASSETS:
 Beginning of year                      5,529,443               1,187,502               1,561,871              2,453
                                    -------------            ------------            ------------            -------
 End of year                           $4,931,255              $1,100,425              $1,504,780             $2,754
                                    =============            ============            ============            =======

                                                           HARTFORD            HARTFORD
                                      HARTFORD              TOTAL               CAPITAL
                                      BALANCED           RETURN BOND         APPRECIATION
                                      HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT (2)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $405,363           $9,613,139            $(38,671)
 Net realized gain (loss) on
  security transactions                  (510,435)           2,689,129           2,894,246
 Net realized gain on
  distributions                                --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,875,750            9,014,938           2,562,427
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,770,678           21,317,206           5,418,002
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 78,634            1,308,414             273,560
 Net transfers                            844,156           18,776,470          (1,880,378)
 Surrenders for benefit
  payments and fees                    (3,288,595)         (47,718,286)         (4,134,023)
 Other transactions                           (41)              (5,000)                713
 Death benefits                          (261,329)          (5,982,405)           (581,895)
 Net annuity transactions                      --              (14,966)                 --
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,627,175)         (33,635,773)         (6,322,023)
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                              143,503          (12,318,567)           (904,021)
NET ASSETS:
 Beginning of year                     27,792,117          365,488,161          35,016,638
                                    -------------       --------------       -------------
 End of year                          $27,935,620         $353,169,594         $34,112,617
                                    =============       ==============       =============

(2)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             HARTFORD
                                             DIVIDEND                HARTFORD
                                            AND GROWTH            GLOBAL RESEARCH
                                             HLS FUND                HLS FUND
                                           SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,824,973                $(4,129)
 Net realized gain (loss) on security
  transactions                                (2,816,666)                54,824
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    27,938,789                104,444
                                          --------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   26,947,096                155,139
                                          --------------            -----------
UNIT TRANSACTIONS:
 Purchases                                       992,923                    420
 Net transfers                                (6,883,560)              (145,760)
 Surrenders for benefit payments and
  fees                                       (24,737,929)               (84,342)
 Other transactions                               (1,584)                   140
 Death benefits                               (2,866,012)                (3,983)
 Net annuity transactions                          6,290                     --
                                          --------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (33,489,872)              (233,525)
                                          --------------            -----------
 Net increase (decrease) in net assets        (6,542,776)               (78,386)
NET ASSETS:
 Beginning of year                           235,066,209                982,526
                                          --------------            -----------
 End of year                                $228,523,433               $904,140
                                          ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                                HARTFORD
                                      HARTFORD          DISCIPLINED           HARTFORD             GROWTH
                                   GLOBAL GROWTH           EQUITY              GROWTH           OPPORTUNITIES
                                      HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(47,481)            $(99,563)          $(150,728)          $(521,042)
 Net realized gain (loss) on
  security transactions                 (333,967)           1,031,048              14,981          (1,124,485)
 Net realized gain on
  distributions                               --                   --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,283,881           19,144,681           1,658,489           9,282,896
                                    ------------       --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             902,433           20,076,166           1,522,742           7,637,369
                                    ------------       --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                21,044              455,595              25,756             166,803
 Net transfers                           172,570          (13,145,489)             57,584          (1,969,269)
 Surrenders for benefit
  payments and fees                     (613,345)         (18,044,203)         (1,262,060)         (4,069,130)
 Other transactions                          (22)                (236)                (10)                 12
 Death benefits                          (53,274)          (1,564,612)           (110,151)           (566,022)
 Net annuity transactions                     --               (3,884)              9,023               6,779
                                    ------------       --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (473,027)         (32,302,829)         (1,279,858)         (6,430,827)
                                    ------------       --------------       -------------       -------------
 Net increase (decrease) in
  net assets                             429,406          (12,226,663)            242,884           1,206,542
NET ASSETS:
 Beginning of year                     4,407,422          134,905,100           9,369,157          32,332,675
                                    ------------       --------------       -------------       -------------
 End of year                          $4,836,828         $122,678,437          $9,612,041         $33,539,217
                                    ============       ==============       =============       =============

                                                                              HARTFORD
                                 HARTFORD                 HARTFORD         INTERNATIONAL
                                HIGH YIELD                 INDEX           OPPORTUNITIES
                                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $3,169,491                 $52,591             $269,946
 Net realized gain (loss) on
  security transactions              497,544                (126,477)          (2,712,529)
 Net realized gain on
  distributions                           --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,529,968               1,151,669           13,474,644
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,197,003               1,077,783           11,032,061
                               -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                           167,040                  72,456              360,344
 Net transfers                     3,831,228                 759,716           (3,530,386)
 Surrenders for benefit
  payments and fees               (5,541,402)               (607,361)          (7,882,733)
 Other transactions                     (322)                    (23)                (134)
 Death benefits                     (523,112)                (97,248)          (1,061,558)
 Net annuity transactions               (799)                     --                6,283
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,067,367)                127,540          (12,108,184)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets                       3,129,636               1,205,323           (1,076,123)
NET ASSETS:
 Beginning of year                41,503,447               7,570,255           64,575,173
                               -------------            ------------       --------------
 End of year                     $44,633,083              $8,775,578          $63,499,050
                               =============            ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                 HARTFORD
                                              SMALL/MID CAP              HARTFORD
                                                  EQUITY               MIDCAP VALUE
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(37,356)                $(6,454)
 Net realized gain (loss) on security
  transactions                                      210,909                 192,659
 Net realized gain on distributions                 579,211                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (192,972)                283,122
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         559,792                 469,327
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                            2,361                  53,376
 Net transfers                                     (312,788)                187,490
 Surrenders for benefit payments and
  fees                                             (328,133)               (310,414)
 Other transactions                                      (8)                      5
 Death benefits                                     (33,597)                (26,944)
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (672,165)                (96,487)
                                               ------------            ------------
 Net increase (decrease) in net assets             (112,373)                372,840
NET ASSETS:
 Beginning of year                                4,225,724               2,023,333
                                               ------------            ------------
 End of year                                     $4,113,351              $2,396,173
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD                 HARTFORD            HARTFORD
                                MONEY MARKET             SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                  HLS FUND                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(960,787)               $(298,851)               $(305,919)            $55,850
 Net realized gain (loss) on
  security transactions                     2                    4,941                  811,996            (340,400)
 Net realized gain on
  distributions                            --                    1,239                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                3,033,492                2,401,034           1,871,497
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (960,785)               2,740,821                2,907,111           1,586,947
                               --------------            -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                            441,244                   90,117                  131,490              78,390
 Net transfers                     21,762,308               (1,155,503)              (1,312,609)           (763,812)
 Surrenders for benefit
  payments and fees               (26,314,483)              (2,209,237)              (2,608,061)         (1,658,361)
 Other transactions                       516                    1,160                     (136)                136
 Death benefits                    (1,062,913)                (329,823)                (261,719)            (50,734)
 Net annuity transactions             (15,796)                      --                       --                  --
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (5,189,124)              (3,603,286)              (4,051,035)         (2,394,381)
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets                       (6,149,909)                (862,465)              (1,143,924)           (807,434)
NET ASSETS:
 Beginning of year                 68,772,800               20,063,654               19,974,710          12,843,263
                               --------------            -------------            -------------       -------------
 End of year                      $62,622,891              $19,201,189              $18,830,786         $12,035,829
                               ==============            =============            =============       =============

                                       HARTFORD
                                   U.S. GOVERNMENT         HARTFORD            AMERICAN FUNDS
                                      SECURITIES             VALUE                  BOND
                                       HLS FUND            HLS FUND               HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,639,444            $325,235                 $198
 Net realized gain (loss) on
  security transactions                   (532,837)           (342,599)                  70
 Net realized gain on
  distributions                                 --                  --                  262
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,636,967           6,880,333                  (59)
                                    --------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,743,574           6,862,969                  471
                                    --------------       -------------            ---------
UNIT TRANSACTIONS:
 Purchases                                 623,456             252,402                  288
 Net transfers                           9,696,749          (3,515,675)               1,096
 Surrenders for benefit
  payments and fees                    (16,830,204)         (5,094,205)                (144)
 Other transactions                         (1,107)                399                   --
 Death benefits                         (2,592,701)           (774,535)                  --
 Net annuity transactions                    4,572                 298                   --
                                    --------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,099,235)         (9,131,316)               1,240
                                    --------------       -------------            ---------
 Net increase (decrease) in
  net assets                            (6,355,661)         (2,268,347)               1,711
NET ASSETS:
 Beginning of year                     127,724,502          48,117,113               11,148
                                    --------------       -------------            ---------
 End of year                          $121,368,841         $45,848,766              $12,859
                                    ==============       =============            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS
                                             GLOBAL SMALL       AMERICAN FUNDS
                                            CAPITALIZATION          GROWTH
                                               HLS FUND            HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --                  $(48)
 Net realized gain (loss) on security
  transactions                                     --                   194
 Net realized gain on distributions                 6                    21
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          4                   927
                                                 ----               -------
 Net increase (decrease) in net assets
  resulting from operations                        10                 1,094
                                                 ----               -------
UNIT TRANSACTIONS:
 Purchases                                         --                   168
 Net transfers                                     --                  (377)
 Surrenders for benefit payments and
  fees                                             (2)                  (81)
 Other transactions                                --                    --
 Death benefits                                    --                    --
 Net annuity transactions                          --                    --
                                                 ----               -------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (2)                 (290)
                                                 ----               -------
 Net increase (decrease) in net assets              8                   804
NET ASSETS:
 Beginning of year                                 58                 6,736
                                                 ----               -------
 End of year                                      $66                $7,540
                                                 ====               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS         HUNTINGTON VA           HUNTINGTON VA
                                  INTERNATIONAL             INCOME                 DIVIDEND             HUNTINGTON VA
                                    HLS FUND             EQUITY FUND             CAPTURE FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $31                  $33,187                 $64,620                $(15,394)
 Net realized gain (loss) on
  security transactions                   29                  (99,761)               (119,820)                (56,285)
 Net realized gain on
  distributions                           --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            742                  215,752                 347,372                 197,708
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             802                  149,178                 292,172                 126,029
                                     -------             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               120                    2,247                  24,022                   3,612
 Net transfers                           (30)                (106,314)                 84,925                (148,086)
 Surrenders for benefit
  payments and fees                      (55)                (270,060)               (601,979)               (264,363)
 Other transactions                       --                        3                       8                       3
 Death benefits                           --                  (17,973)                (19,803)                (13,599)
 Net annuity transactions                 --                       --                      --                      --
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       35                 (392,097)               (512,827)               (422,433)
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             837                 (242,919)               (220,655)               (296,404)
NET ASSETS:
 Beginning of year                     4,740                1,717,361               3,128,247               1,424,532
                                     -------             ------------            ------------            ------------
 End of year                          $5,577               $1,474,442              $2,907,592              $1,128,128
                                     =======             ============            ============            ============

                                   HUNTINGTON VA          HUNTINGTON VA          HUNTINGTON VA
                                      MID CORP               ROTATING            INTERNATIONAL
                                    AMERICA FUND           MARKETS FUND           EQUITY FUND
                                  SUB-ACCOUNT (3)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(40,915)                 $349                 $(5,164)
 Net realized gain (loss) on
  security transactions                 (439,705)              (20,384)                (52,241)
 Net realized gain on
  distributions                          162,641                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            855,608                63,818                 263,933
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             537,629                43,783                 206,528
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                19,817                 3,045                  11,605
 Net transfers                          (371,680)                7,454                 (87,105)
 Surrenders for benefit
  payments and fees                     (610,423)              (99,918)               (231,757)
 Other transactions                           (3)                   --                      (2)
 Death benefits                          (14,842)               (3,957)                (46,349)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (977,131)              (93,376)               (353,608)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                            (439,502)              (49,593)               (147,080)
NET ASSETS:
 Beginning of year                     3,603,932               814,562               1,853,756
                                    ------------            ----------            ------------
 End of year                          $3,164,430              $764,969              $1,706,676
                                    ============            ==========            ============

(3) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                     HUNTINGTON VA
                                              HUNTINGTON VA             MORTGAGE
                                             MACRO 100 FUND         SECURITIES FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(6,925)                $10,536
 Net realized gain (loss) on security
  transactions                                     (45,629)                 25,499
 Net realized gain on distributions                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         120,558                 (12,501)
                                               -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         68,004                  23,534
                                               -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                           1,459                   5,887
 Net transfers                                     (27,796)                 29,571
 Surrenders for benefit payments and
  fees                                            (155,542)               (156,316)
 Other transactions                                     (5)                     --
 Death benefits                                     (8,248)                (37,703)
 Net annuity transactions                               --                      --
                                               -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (190,132)               (158,561)
                                               -----------            ------------
 Net increase (decrease) in net assets            (122,128)               (135,027)
NET ASSETS:
 Beginning of year                                 798,307               1,218,939
                                               -----------            ------------
 End of year                                      $676,179              $1,083,912
                                               ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             LORD ABBETT
                                                      LORD ABBETT            CALIBRATED             LORD ABBETT
                                  HUNTINGTON VA       FUNDAMENTAL             DIVIDEND            BOND-DEBENTURE
                                    SITUS FUND        EQUITY FUND            GROWTH FUND               FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT (4)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(53,408)          $(92,950)               $63,648             $1,919,897
 Net realized gain (loss) on
  security transactions                 154,701            175,711                (39,576)               610,943
 Net realized gain on
  distributions                              --            140,314                     --                596,753
 Net unrealized appreciation
  (depreciation) of
  investments during the year           572,750            601,261                522,569              1,815,776
                                   ------------      -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            674,043            824,336                546,641              4,943,369
                                   ------------      -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                               24,667             36,364                  2,148                145,310
 Net transfers                         (189,856)          (235,729)              (413,180)             4,666,568
 Surrenders for benefit
  payments and fees                    (660,652)        (1,112,262)              (589,568)            (7,978,216)
 Other transactions                         (13)              (225)                   165                   (741)
 Death benefits                         (43,177)          (229,691)              (108,726)              (725,633)
 Net annuity transactions                    --                 --                     --                     --
                                   ------------      -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (869,031)        (1,541,543)            (1,109,161)            (3,892,712)
                                   ------------      -------------          -------------          -------------
 Net increase (decrease) in
  net assets                           (194,988)          (717,207)              (562,520)             1,050,657
NET ASSETS:
 Beginning of year                    3,615,217          9,681,032              5,470,318             46,957,622
                                   ------------      -------------          -------------          -------------
 End of year                         $3,420,229         $8,963,825             $4,907,798            $48,008,279
                                   ============      =============          =============          =============


                                LORD ABBETT            LORD ABBETT
                                 GROWTH AND              CLASSIC            MFS(R) CORE
                                INCOME FUND             STOCK FUND          EQUITY FUND
                                SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(437,760)             $(26,801)            $(1,861)
 Net realized gain (loss) on
  security transactions            (3,035,750)               79,944                 992
 Net realized gain on
  distributions                            --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      12,650,163               645,876              32,409
                               --------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,176,653               699,019              31,540
                               --------------          ------------          ----------
UNIT TRANSACTIONS:
 Purchases                            468,642                27,593                  --
 Net transfers                     (3,602,523)              (89,123)             51,520
 Surrenders for benefit
  payments and fees                (8,436,731)             (641,443)            (18,502)
 Other transactions                      (133)                 (122)                 --
 Death benefits                    (1,026,550)              (60,596)             (3,004)
 Net annuity transactions              (2,810)                 (295)                 --
                               --------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (12,600,105)             (763,986)             30,014
                               --------------          ------------          ----------
 Net increase (decrease) in
  net assets                       (3,423,452)              (64,967)             61,554
NET ASSETS:
 Beginning of year                 90,901,086             5,473,113             223,290
                               --------------          ------------          ----------
 End of year                      $87,477,634            $5,408,146            $284,844
                               ==============          ============          ==========

(4) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                  MFS(R) INVESTORS
                                                 MFS(R)                GROWTH
                                              GROWTH FUND            STOCK FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(6,828)              $(3,453)
 Net realized gain (loss) on security
  transactions                                     (1,693)                1,528
 Net realized gain on distributions                    --                15,614
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         68,933                30,933
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        60,412                44,622
                                               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                            264                    --
 Net transfers                                      1,082                11,727
 Surrenders for benefit payments and
  fees                                            (62,811)               (8,712)
 Other transactions                                     1                    --
 Death benefits                                      (567)                   --
 Net annuity transactions                              --                    --
                                               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (62,031)                3,015
                                               ----------            ----------
 Net increase (decrease) in net assets             (1,619)               47,637
NET ASSETS:
 Beginning of year                                393,013               289,529
                                               ----------            ----------
 End of year                                     $391,394              $337,166
                                               ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   INVESCO
                                                                                               VAN KAMPEN V.I.
                                 MFS(R) INVESTORS    MFS(R) TOTAL             MFS(R)              EQUITY AND
                                    TRUST FUND        RETURN FUND           VALUE FUND           INCOME FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(6,447)            $48,611                $31                 $11,376
 Net realized gain (loss) on
  security transactions                 20,949              51,745                165                     831
 Net realized gain on
  distributions                             --                  --                 55                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           90,145             399,109                735                 372,549
                                    ----------       -------------            -------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           104,647             499,465                986                 384,756
                                    ----------       -------------            -------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                  --                168                      --
 Net transfers                         (13,797)            (72,170)              (611)                (67,351)
 Surrenders for benefit
  payments and fees                    (54,507)           (953,344)               (80)               (569,663)
 Other transactions                          1                 739                 --                      (3)
 Death benefits                        (18,342)           (168,470)                --                 (58,055)
 Net annuity transactions                   --             (22,089)                --                 (64,114)
                                    ----------       -------------            -------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (86,645)         (1,215,334)              (523)               (759,186)
                                    ----------       -------------            -------            ------------
 Net increase (decrease) in
  net assets                            18,002            (715,869)               463                (374,430)
NET ASSETS:
 Beginning of year                     643,731           5,823,005              6,937               3,754,955
                                    ----------       -------------            -------            ------------
 End of year                          $661,733          $5,107,136             $7,400              $3,380,525
                                    ==========       =============            =======            ============


                                   UIF CORE PLUS           UIF EMERGING           UIF EMERGING
                                    FIXED INCOME           MARKETS DEBT          MARKETS EQUITY
                                     PORTFOLIO              PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $150,056                $7,305                $(348,895)
 Net realized gain (loss) on
  security transactions                  (51,168)               15,473               (1,944,968)
 Net realized gain on
  distributions                               --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            295,706                72,976                5,998,002
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             394,594                95,754                3,704,139
                                    ------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                14,988                 1,288                  144,855
 Net transfers                           105,676                35,391                 (430,554)
 Surrenders for benefit
  payments and fees                     (739,137)              (85,239)              (2,938,259)
 Other transactions                            1                    (1)                    (695)
 Death benefits                          (13,695)               (3,335)                (438,881)
 Net annuity transactions                     --                    --                  (43,129)
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (632,167)              (51,896)              (3,706,663)
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets                            (237,573)               43,858                   (2,524)
NET ASSETS:
 Beginning of year                     5,383,928               609,925               22,392,079
                                    ------------            ----------            -------------
 End of year                          $5,146,355              $653,783              $22,389,555
                                    ============            ==========            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                      INVESCO
                                           UIF MID CAP            VAN KAMPEN V.I.
                                             GROWTH                  AMERICAN
                                            PORTFOLIO               VALUE FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT (5)
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(158,773)                $(99,596)
 Net realized gain (loss) on security
  transactions                                 (422,173)                (505,595)
 Net realized gain on distributions           1,283,189                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       42,050                2,242,725
                                          -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                     744,293                1,637,534
                                          -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                       36,424                   43,077
 Net transfers                               (1,536,046)                 283,369
 Surrenders for benefit payments and
  fees                                       (1,003,446)              (1,258,540)
 Other transactions                                  (6)                    (502)
 Death benefits                                (133,927)                (165,405)
 Net annuity transactions                            --                   (3,783)
                                          -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (2,637,001)              (1,101,784)
                                          -------------            -------------
 Net increase (decrease) in net assets       (1,892,708)                 535,750
NET ASSETS:
 Beginning of year                           11,141,959               10,834,337
                                          -------------            -------------
 End of year                                 $9,249,251              $11,370,087
                                          =============            =============

(5) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           MORGAN STANLEY          MORGAN STANLEY
                                   MORGAN STANLEY            MULTI CAP                MID CAP              MORGAN STANLEY
                                    FOCUS GROWTH               GROWTH                  GROWTH             FLEXIBLE INCOME
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(97,051)               $(26,724)               $(32,315)                $80,610
 Net realized gain (loss) on
  security transactions                  402,379                  55,810                 172,438                (132,103)
 Net realized gain on
  distributions                          224,185                 119,315                 166,891                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            267,278                  13,482                (159,048)                227,682
                                    ------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             796,791                 161,883                 147,966                 176,189
                                    ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   200                      --                     960                      --
 Net transfers                          (137,403)                 (2,111)                 16,150                   9,312
 Surrenders for benefit
  payments and fees                     (557,165)               (125,077)               (179,735)               (225,936)
 Other transactions                       (1,296)                     58                     144                     (12)
 Death benefits                         (229,493)                (21,297)                (62,050)                (61,976)
 Net annuity transactions                (43,568)                (10,837)                (15,049)                   (886)
                                    ------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (968,725)               (159,264)               (239,580)               (279,498)
                                    ------------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (171,934)                  2,619                 (91,614)               (103,309)
NET ASSETS:
 Beginning of year                     6,511,102               1,700,079               2,180,534               1,709,293
                                    ------------            ------------            ------------            ------------
 End of year                          $6,339,168              $1,702,698              $2,088,920              $1,605,984
                                    ============            ============            ============            ============

                                                                                    MORGAN STANLEY
                                   MORGAN STANLEY          MORGAN STANLEY               GLOBAL
                                       GROWTH               MONEY MARKET            INFRASTRUCTURE
                                     PORTFOLIO                PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,603)               $(100,970)                $17,507
 Net realized gain (loss) on
  security transactions                  191,571                       --                 219,501
 Net realized gain on
  distributions                           61,992                       --                 236,496
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (64,754)                      --                 (87,407)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             167,206                 (100,970)                386,097
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                       --                      --
 Net transfers                          (142,882)                 492,211                  19,711
 Surrenders for benefit
  payments and fees                     (175,170)              (1,214,221)               (375,167)
 Other transactions                           13                        4                     858
 Death benefits                          (55,662)                 (35,925)                (53,116)
 Net annuity transactions                 (1,485)                 (24,454)                (24,178)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (375,186)                (782,385)               (431,892)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (207,980)                (883,355)                (45,795)
NET ASSETS:
 Beginning of year                     1,423,618                6,808,088               2,582,134
                                    ------------            -------------            ------------
 End of year                          $1,215,638               $5,924,733              $2,536,339
                                    ============            =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              INVESCO V.I.          UIF SMALL
                                            EQUALLY-WEIGHTED      COMPANY GROWTH
                                              S&P 500 FUND          PORTFOLIO
                                            SUB-ACCOUNT (6)        SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(3,570)            $(5,609)
 Net realized gain (loss) on security
  transactions                                    312,314               4,998
 Net realized gain on distributions               968,423               4,830
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (239,049)             25,885
                                               ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     1,038,118              30,104
                                               ----------            --------
UNIT TRANSACTIONS:
 Purchases                                          2,250                  --
 Net transfers                                   (177,477)             23,695
 Surrenders for benefit payments and
  fees                                           (887,868)            (24,399)
 Other transactions                                   (16)                 --
 Death benefits                                  (172,066)                 --
 Net annuity transactions                         (69,676)                 --
                                               ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,304,853)               (704)
                                               ----------            --------
 Net increase (decrease) in net assets           (266,735)             29,400
NET ASSETS:
 Beginning of year                              7,452,258             235,982
                                               ----------            --------
 End of year                                   $7,185,523            $265,382
                                               ==========            ========

(6) Formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Change effective April 30, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   OPPENHEIMER
                                     UIF GLOBAL        WILMINGTON MANAGED        OPPENHEIMER         CAPITAL
                                     FRANCHISE         ALLOCATION FUND --      SMALL-& MID-CAP     APPRECIATION
                                     PORTFOLIO         MODERATE GROWTH II       GROWTH FUND/VA       FUND/VA
                                    SUB-ACCOUNT        SUB-ACCOUNT (7)(8)        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,142               $(11,102)              $(75,079)        $(435,962)
 Net realized gain (loss) on
  security transactions                 31,401               (425,689)               167,926           776,695
 Net realized gain on
  distributions                         15,163                     --                     --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       14,593                466,086                647,996         4,373,704
                                      --------             ----------             ----------       -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            62,299                 29,295                740,843         4,714,437
                                      --------             ----------             ----------       -----------
UNIT TRANSACTIONS:
 Purchases                                  --                  1,000                 11,200           131,566
 Net transfers                         (57,160)            (2,266,524)              (692,806)       (1,982,544)
 Surrenders for benefit
  payments and fees                    (31,371)              (122,235)              (728,419)       (4,821,829)
 Other transactions                          1                     15                   (118)               (6)
 Death benefits                             --                (85,922)               (17,474)         (488,678)
 Net annuity transactions                   --                     --                     --            10,915
                                      --------             ----------             ----------       -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (88,530)            (2,473,666)            (1,427,617)       (7,150,576)
                                      --------             ----------             ----------       -----------
 Net increase (decrease) in net
  assets                               (26,231)            (2,444,371)              (686,774)       (2,436,139)
NET ASSETS:
 Beginning of year                     460,262              2,444,371              5,227,964        39,735,535
                                      --------             ----------             ----------       -----------
 End of year                          $434,031                   $ --             $4,541,190       $37,299,396
                                      ========             ==========             ==========       ===========

                                                                                    OPPENHEIMER
                                      OPPENHEIMER            OPPENHEIMER            MAIN STREET
                                   GLOBAL SECURITIES         MAIN STREET         SMALL- & MID-CAP
                                        FUND/VA               FUND(R)/VA              FUND/VA
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $711,804              $(75,562)             $(601,142)
 Net realized gain (loss) on
  security transactions                 (3,859,478)               26,879                655,593
 Net realized gain on
  distributions                                 --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       27,441,020             1,100,490              7,533,500
                                      ------------            ----------            -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            24,293,346             1,051,807              7,587,951
                                      ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 631,516                35,041                190,221
 Net transfers                          (7,843,751)              (67,247)            (3,622,699)
 Surrenders for benefit
  payments and fees                    (12,631,552)             (958,708)            (5,972,286)
 Other transactions                          4,799                  (103)                  (161)
 Death benefits                         (1,797,886)             (178,922)              (715,835)
 Net annuity transactions                    4,381                    --                 10,037
                                      ------------            ----------            -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (21,632,493)           (1,169,939)           (10,110,723)
                                      ------------            ----------            -----------
 Net increase (decrease) in net
  assets                                 2,660,853              (118,132)            (2,522,772)
NET ASSETS:
 Beginning of year                     136,665,343             7,332,939             52,056,918
                                      ------------            ----------            -----------
 End of year                          $139,326,196            $7,214,807            $49,534,146
                                      ============            ==========            ===========

(7) Formerly MTB Managed Allocation Fund -- Moderate Growth II. Change effective March 9, 2012.

(8) Effective September 28, 2012 Wilmington Managed Allocation Fund -- Moderate Growth II was liquidated.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            PUTNAM VT                PUTNAM VT
                                           DIVERSIFIED             GLOBAL ASSET
                                           INCOME FUND            ALLOCATION FUND
                                           SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $1,844,122                 $(56,414)
 Net realized gain (loss) on security
  transactions                               (1,276,636)                  35,845
 Net realized gain on distributions                  --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    3,581,600                  940,941
                                          -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                   4,149,086                  920,372
                                          -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                      119,374                    6,150
 Net transfers                                  507,518                 (101,187)
 Surrenders for benefit payments and
  fees                                       (5,270,942)                (835,155)
 Other transactions                                (183)                     (13)
 Death benefits                                (829,795)                 (72,896)
 Net annuity transactions                         4,025                       --
                                          -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (5,470,003)              (1,003,101)
                                          -------------            -------------
 Net increase (decrease) in net assets       (1,320,917)                 (82,729)
NET ASSETS:
 Beginning of year                           43,968,750                7,751,023
                                          -------------            -------------
 End of year                                $42,647,833               $7,668,294
                                          =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT             PUTNAM VT         PUTNAM VT
                                    GROWTH AND          INTERNATIONAL     INTERNATIONAL           PUTNAM VT
                                   INCOME FUND           VALUE FUND        EQUITY FUND          INVESTORS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $11,342              $11,261           $320,617              $(28,117)
 Net realized gain (loss) on
  security transactions                (510,609)             (58,451)        (6,347,851)             (218,905)
 Net realized gain on
  distributions                              --                   --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,186,960              186,932         13,873,840             4,000,860
                                   ------------          -----------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            687,693              139,742          7,846,606             3,753,838
                                   ------------          -----------      -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                8,158                7,938            162,021                87,817
 Net transfers                          (20,889)              97,163         (1,645,659)           (2,470,186)
 Surrenders for benefit
  payments and fees                    (496,141)            (129,373)        (5,379,120)           (2,795,195)
 Other transactions                         126                  617               (304)                  338
 Death benefits                          (7,699)                  --           (473,468)             (321,764)
 Net annuity transactions                11,648                   --               (975)                   --
                                   ------------          -----------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (504,797)             (23,655)        (7,337,505)           (5,498,990)
                                   ------------          -----------      -------------          ------------
 Net increase (decrease) in
  net assets                            182,896              116,087            509,101            (1,745,152)
NET ASSETS:
 Beginning of year                    4,159,485              809,485         41,027,803            26,311,391
                                   ------------          -----------      -------------          ------------
 End of year                         $4,342,381             $925,572        $41,536,904           $24,566,239
                                   ============          ===========      =============          ============

                                    PUTNAM VT         PUTNAM VT             PUTNAM VT
                                    MULTI-CAP         SMALL CAP           GEORGE PUTNAM
                                   GROWTH FUND       VALUE FUND           BALANCED FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(11,784)         $(350,374)              $17,682
 Net realized gain (loss) on
  security transactions                 39,395         (4,974,654)             (502,545)
 Net realized gain on
  distributions                             --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           98,059         10,206,226               920,787
                                   -----------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           125,670          4,881,198               435,924
                                   -----------      -------------          ------------
UNIT TRANSACTIONS:
 Purchases                               4,387            119,014                 2,384
 Net transfers                          66,960         (2,369,436)             (241,886)
 Surrenders for benefit
  payments and fees                   (100,968)        (4,046,827)             (477,880)
 Other transactions                        260               (208)                   --
 Death benefits                        (15,415)          (296,868)               (1,966)
 Net annuity transactions                   --               (830)                   --
                                   -----------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (44,776)        (6,595,155)             (719,348)
                                   -----------      -------------          ------------
 Net increase (decrease) in
  net assets                            80,894         (1,713,957)             (283,424)
NET ASSETS:
 Beginning of year                     815,061         34,025,474             4,200,709
                                   -----------      -------------          ------------
 End of year                          $895,955        $32,311,517            $3,917,285
                                   ===========      =============          ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                        PUTNAM VT               PIONEER
                                                PUTNAM VT                 EQUITY                FUND VCT
                                               VOYAGER FUND            INCOME FUND             PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(45,325)                $51,704               $(1,397)
 Net realized gain (loss) on security
  transactions                                      282,914                 648,166                     7
 Net realized gain on distributions                      --                      --                 6,017
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          186,872                 421,725                10,063
                                               ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         424,461               1,121,595                14,690
                                               ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                            2,376                  37,470                    --
 Net transfers                                     (358,954)                 36,503               (13,754)
 Surrenders for benefit payments and
  fees                                             (388,680)               (858,098)              (16,578)
 Other transactions                                     533                     (22)                   --
 Death benefits                                     (45,598)                (62,403)               (5,521)
 Net annuity transactions                              (875)                     --                    --
                                               ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (791,198)               (846,550)              (35,853)
                                               ------------            ------------            ----------
 Net increase (decrease) in net assets             (366,737)                275,045               (21,163)
NET ASSETS:
 Beginning of year                                3,796,836               6,712,687               196,659
                                               ------------            ------------            ----------
 End of year                                     $3,430,099              $6,987,732              $175,496
                                               ============            ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                                          INVESCO               INVESCO
                                   VAN KAMPEN V.I.              INVESCO             VAN KAMPEN V.I.       VAN KAMPEN V.I.
                                     GROWTH AND             VAN KAMPEN V.I.             AMERICAN              MID CAP
                                     INCOME FUND             COMSTOCK FUND           FRANCHISE FUND         GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (9)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(60,738)                 $(47,392)              $(3,621)              $(3,907)
 Net realized gain (loss) on
  security transactions                  (291,350)                 (903,247)               17,575               (11,176)
 Net realized gain on
  distributions                                --                        --                    --                11,037
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,038,983                 8,169,145                 3,910                19,808
                                    -------------            --------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,686,895                 7,218,506                17,864                15,762
                                    -------------            --------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 65,673                   206,939                    --                    --
 Net transfers                           (727,472)               (2,891,421)                   66                50,632
 Surrenders for benefit
  payments and fees                    (3,489,227)               (7,129,498)              (26,866)              (46,202)
 Other transactions                           (46)                    7,176                     1                    --
 Death benefits                          (300,663)                 (548,363)                   --                    --
 Net annuity transactions                    (746)                     (495)                   --                    --
                                    -------------            --------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,452,481)              (10,355,662)              (26,799)                4,430
                                    -------------            --------------            ----------            ----------
 Net increase (decrease) in
  net assets                             (765,586)               (3,137,156)               (8,935)               20,192
NET ASSETS:
 Beginning of year                     30,611,144                46,111,750               172,263               174,494
                                    -------------            --------------            ----------            ----------
 End of year                          $29,845,558               $42,974,594              $163,328              $194,686
                                    =============            ==============            ==========            ==========

                                   WELLS FARGO         WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT        ADVANTAGE VT          ADVANTAGE VT
                                  TOTAL RETURN          INTRINSIC          INTERNATIONAL
                                    BOND FUND          VALUE FUND           EQUITY FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $46               $(12)                 $1,552
 Net realized gain (loss) on
  security transactions                    14                 51                 (20,333)
 Net realized gain on
  distributions                           892                 --                 107,671
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,246                585                  81,293
                                    ---------            -------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,198                624                 170,183
                                    ---------            -------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                 --                   2,448
 Net transfers                             --               (159)                 82,767
 Surrenders for benefit
  payments and fees                        (1)                --                (230,530)
 Other transactions                         3                 --                       8
 Death benefits                            --                 --                 (18,396)
 Net annuity transactions                  --                 --                      --
                                    ---------            -------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         2               (159)               (163,703)
                                    ---------            -------            ------------
 Net increase (decrease) in
  net assets                            2,200                465                   6,480
NET ASSETS:
 Beginning of year                     47,016              3,598               1,517,493
                                    ---------            -------            ------------
 End of year                          $49,216             $4,063              $1,523,973
                                    =========            =======            ============

(9) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                               WELLS FARGO              WELLS FARGO
                                               ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                                SMALL CAP                SMALL CAP             ADVANTAGE VT
                                               GROWTH FUND              VALUE FUND           OPPORTUNITY FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(41,717)                $(31,533)              $(2,585)
 Net realized gain (loss) on security
  transactions                                      168,856                  348,352                 5,407
 Net realized gain on distributions                 119,792                       --                   101
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (73,330)                 493,434                33,861
                                               ------------            -------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         173,601                  810,253                36,784
                                               ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                           12,303                   23,934                 3,274
 Net transfers                                     (213,284)                (653,441)              (16,744)
 Surrenders for benefit payments and
  fees                                             (338,391)                (852,857)               (8,533)
 Other transactions                                      (2)                      10                    --
 Death benefits                                    (100,979)                (155,493)               (9,829)
 Net annuity transactions                                --                       --                    --
                                               ------------            -------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (640,353)              (1,637,847)              (31,832)
                                               ------------            -------------            ----------
 Net increase (decrease) in net assets             (466,752)                (827,594)                4,952
NET ASSETS:
 Beginning of year                                2,753,528                7,026,045               273,811
                                               ------------            -------------            ----------
 End of year                                     $2,286,776               $6,198,451              $278,763
                                               ============            =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Money Market Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Sterling Capital Strategic Allocation Equity VIF++, Sterling Capital Equity Income Variable Insurance Fund (formerly Sterling Capital Select Equity VIF), Sterling Capital Special Opportunities VIF, Sterling Capital Total Return Bond VIF, Wells Fargo Advantage VT Omega Growth Fund, Fidelity(R) VIP Equity-Income Portfolio, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund(R) Portfolio, Fidelity(R) VIP Mid Cap Portfolio, Fidelity(R) VIP Value Strategies Portfolio, Fidelity(R) VIP Dynamic Capital Appreciation Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Bond HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds International HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund (merged with Huntington VA Macro 100 Fund), Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond-Debenture Fund, Lord Abbett Growth and Income Fund, Lord Abbett Classic Stock Fund, MFS(R) Core Equity Fund, MFS(R) Growth Fund, MFS(R) Investors Growth Stock Fund, MFS(R) Investors Trust Fund, MFS(R) Total Return Fund, MFS(R) Value Fund, Invesco V.I. Equity and Income Fund (formerly Invesco Van Kampen V.I. Equity and Income Fund), UIF Core Plus Fixed Income Portfolio (merged with Morgan Stanley Flexible Income Portfolio), UIF Emerging Markets Debt Portfolio, UIF Emerging Markets Equity Portfolio, UIF Growth Portfolio (merged with Morgan Stanley Focus Growth Portfolio) (merged with Morgan Stanley Multi Cap Growth Portfolio) (merged with Morgan Stanley Growth Portfolio), UIF Mid Cap Growth Portfolio, Invesco V.I. American Value Fund (formerly Invesco Van Kampen V.I. American Value Fund), Morgan Stanley Mid Cap Growth Portfolio, Morgan Stanley Money Market Portfolio, Morgan Stanley Global Infrastructure Portfolio, Invesco V.I. Equally-Weighted S&P 500 Fund, UIF Small Company Growth Portfolio, UIF Global Franchise Portfolio, Oppenheimer Discovery Mid Cap Growth Fund/VA (formerly Oppenheimer Small- & Mid-Cap Growth Fund/VA), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA (formerly Oppenheimer Global Securities Fund/VA), Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small Cap Fund/VA (formerly Oppenheimer Main Street Small- & Mid-Cap Fund/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, Pioneer Fund VCT Portfolio, Invesco V.I. Growth and Income Fund (formerly Invesco Van Kampen V.I. Growth and Income Fund), Invesco V.I. Comstock Fund (formerly Invesco Van

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    Kampen V.I. Comstock Fund), Invesco V.I. American Franchise (formerly Invesco Van Kampen V.I. American Franchise Fund), Invesco V.I. Mid Cap Growth Fund (formerly Invesco Van Kampen V.I. Mid Cap Growth Fund), Wells Fargo Advantage VT Total Return Bond Fund*, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

++     During 2013, the following Sub-Account was liquidated:
       Sterling Capital Strategic Allocation Equity VIF.
* This fund was not funded as of December 31, 2013, and as a result, it is not presented in the statements of assets and liabilities.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2013 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk).

-------------------------------------------------------------------------------

       Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2013, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the years ended December 31, 2013 and 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2013. The 2007 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) MERGED FUNDS -- The results of Merged Funds ("Merged Funds") are combined with the results of the surviving Fund in the Statement of Operations and Statement of Changes in Net Assets.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-Account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.60% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                            $2,427,398     $17,726,916
AllianceBernstein VPS International Value
 Portfolio                                             7,687,803      38,188,703
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                             4,659,255       7,666,299
AllianceBernstein VPS Value Portfolio                  2,861,486      21,015,629
AllianceBernstein VPS International Growth
 Portfolio                                               546,653       1,931,540
Invesco V.I. Government Securities Fund                   34,878          49,856
Invesco V.I. High Yield Fund                              85,159         247,366
Invesco V.I. International Growth Fund                       369             423
Invesco V.I. Diversified Dividend Fund                   681,735       2,360,316
Invesco V.I. Money Market Fund                        21,905,043      13,867,173
American Funds Global Growth Fund                        716,233       1,392,155
American Funds Growth Fund                             1,608,391       4,363,505

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
American Funds Growth-Income Fund                     $1,562,036      $4,051,566
American Funds International Fund                        381,500       1,224,575
American Funds Global Small Capitalization Fund           95,938         355,120
Sterling Capital Strategic Allocation Equity
 VIF*                                                        308         549,365
Sterling Capital Equity Income Variable Insurance
 Fund*                                                   541,355         533,468
Sterling Capital Special Opportunities VIF             1,532,090       3,604,463
Sterling Capital Total Return Bond VIF                   738,709       2,084,202
Wells Fargo Advantage VT Omega Growth Fund               229,792         103,789
Fidelity(R) VIP Equity-Income Portfolio                7,527,994      22,564,612
Fidelity(R) VIP Growth Portfolio                       2,240,414       8,728,922
Fidelity(R) VIP Contrafund(R) Portfolio               10,087,026     112,912,152
Fidelity(R) VIP Mid Cap Portfolio                     12,307,584      28,242,079
Fidelity(R) VIP Value Strategies Portfolio             1,627,490       4,313,277
Fidelity(R) VIP Dynamic Capital Appreciation
 Portfolio                                             1,266,919       1,806,385
Franklin Income Securities Fund                            7,136             478
Franklin Small-Mid Cap Growth Securities Fund            285,337         721,654
Franklin Small Cap Value Securities Fund                     118             394
Franklin Strategic Income Securities Fund                761,156       1,640,001
Mutual Shares Securities Fund                            251,668       1,587,241
Templeton Developing Markets Securities Fund             111,605         501,630
Templeton Growth Securities Fund                         145,556         558,988
Templeton Global Bond Securities Fund                        157              63
Hartford Balanced HLS Fund                             4,737,858      11,566,394
Hartford Total Return Bond HLS Fund                   89,600,019     107,045,612
Hartford Capital Appreciation HLS Fund                13,475,982      16,048,416
Hartford Dividend and Growth HLS Fund                 18,116,705      98,022,561
Hartford Global Research HLS Fund                        343,839         385,937
Hartford Global Growth HLS Fund                          979,646       2,634,708
Hartford Disciplined Equity HLS Fund                   7,004,383      55,880,139
Hartford Growth HLS Fund                                 787,516       4,221,707
Hartford Growth Opportunities HLS Fund                 6,048,853      13,349,516
Hartford High Yield HLS Fund                           8,218,572      20,866,092
Hartford Index HLS Fund                                2,550,196       5,075,029
Hartford International Opportunities HLS Fund         14,305,034      20,337,493
Hartford Small/Mid Cap Equity HLS Fund                 1,680,104       2,450,082
Hartford MidCap Value HLS Fund                         2,322,924       2,282,566
Hartford Ultrashort Bond HLS Fund*                    43,526,894      69,504,483
Hartford Small Company HLS Fund                        6,189,613       7,809,496
Hartford SmallCap Growth HLS Fund                      7,179,499      11,160,279
Hartford Stock HLS Fund                                1,032,071       5,274,557
Hartford U.S. Government Securities HLS Fund          17,178,745      50,054,905
Hartford Value HLS Fund                                4,759,305      17,414,964
American Funds Bond HLS Fund                               2,965             310
American Funds Global Small Capitalization HLS
 Fund                                                          8               2
American Funds Growth HLS Fund                               487             710
American Funds International HLS Fund                        540             622
Huntington VA Income Equity Fund                          58,780         601,727
Huntington VA Dividend Capture Fund*                     914,565       2,019,990
Huntington VA Growth Fund                                 35,693         365,209

-------------------------------------------------------------------------------

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Huntington VA Mid Corp America Fund                     $217,701      $1,186,850
Huntington VA Rotating Markets Fund                      181,071         241,180
Huntington VA International Equity Fund                   49,402         491,042
Huntington VA Mortgage Securities Fund                   108,811         337,905
Huntington VA Situs Fund                                 116,554       1,339,663
Lord Abbett Fundamental Equity Fund                    7,232,692       3,908,507
Lord Abbett Calibrated Dividend Growth Fund            1,431,958       2,236,488
Lord Abbett Bond-Debenture Fund                        7,781,748      19,624,385
Lord Abbett Growth and Income Fund                     7,304,814      37,470,684
Lord Abbett Classic Stock Fund                           972,209       2,444,301
MFS(R) Core Equity Fund                                  277,357         168,282
MFS(R) Growth Fund                                       178,383         276,367
MFS(R) Investors Growth Stock Fund                        22,112          34,754
MFS(R) Investors Trust Fund                               16,168         235,096
MFS(R) Total Return Fund                                 537,339       1,585,312
MFS(R) Value Fund                                            536             955
Invesco V.I. Equity and Income Fund*                      50,624       1,067,660
UIF Core Plus Fixed Income Portfolio*                  1,980,971       3,578,274
UIF Emerging Markets Debt Portfolio                       71,595         162,363
UIF Emerging Markets Equity Portfolio                  1,844,474       8,888,062
UIF Growth Portfolio*                                 10,665,848      12,056,836
UIF Mid Cap Growth Portfolio                           1,357,858       5,079,902
Invesco V.I. American Value Fund*                      1,678,001       6,032,981
Morgan Stanley Mid Cap Growth Portfolio                   43,239         484,140
Morgan Stanley Money Market Portfolio                  2,623,875       3,743,109
Morgan Stanley Global Infrastructure Portfolio           327,365         811,463
Invesco V.I. Equally-Weighted S&P 500 Fund             1,437,907       2,259,789
UIF Small Company Growth Portfolio                        26,832         123,670
UIF Global Franchise Portfolio                            62,658          43,227
Oppenheimer Discovery Mid Cap Growth Fund/VA*            558,231       2,187,504
Oppenheimer Capital Appreciation Fund/VA               1,926,888      16,905,500
Oppenheimer Global Fund/VA*                            6,932,144      59,974,825
Oppenheimer Main Street Fund(R)/VA                       498,217       2,844,509
Oppenheimer Main Street Small Cap Fund/VA*             3,098,445      25,699,098
Putnam VT Diversified Income Fund                      5,028,295      18,152,712
Putnam VT Global Asset Allocation Fund                   827,938       3,746,150
Putnam VT Growth and Income Fund                         694,184       1,648,550
Putnam VT International Value Fund                     3,846,995       1,071,439
Putnam VT International Equity Fund                    2,495,327      20,190,536
Putnam VT Investors Fund                               1,714,573      12,316,803
Putnam VT Multi-Cap Growth Fund                        4,441,318         967,421
Putnam VT Small Cap Value Fund                         2,170,463      18,002,446
Putnam VT George Putnam Balanced Fund                    270,033       1,885,885
Putnam VT Voyager Fund                                   909,461       1,540,965
Putnam VT Equity Income Fund                           2,695,350       3,945,426
Pioneer Fund VCT Portfolio                                 9,048          63,553
Invesco V.I. Growth and Income Fund*                   2,097,494      15,166,050
Invesco V.I. Comstock Fund*                            2,962,562      20,848,813
Invesco V.I. American Franchise*                          44,201          92,979

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Fund*                        $65,136        $163,715
Wells Fargo Advantage VT Total Return Bond Fund*             213          49,247
Wells Fargo Advantage VT Intrinsic Value Fund                175             203
Wells Fargo Advantage VT International Equity
 Fund                                                    336,482         416,881
Wells Fargo Advantage VT Small Cap Growth Fund           300,724       1,055,970
Wells Fargo Advantage VT Small Cap Value Fund            522,489       1,794,487
Wells Fargo Advantage VT Opportunity Fund                  1,221          56,488

*   See Note 1 for additional information related to this Sub-Account.

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio             176,864     1,352,248     (1,175,384)
AllianceBernstein VPS
 International Value Portfolio         435,481     4,001,392     (3,565,911)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                   225,960       450,651       (224,691)
AllianceBernstein VPS Value
 Portfolio                             182,457     1,812,643     (1,630,186)
AllianceBernstein VPS
 International Growth Portfolio         61,771       235,513       (173,742)
Invesco V.I. Government
 Securities Fund                         2,588         4,309         (1,721)
Invesco V.I. High Yield Fund             5,605        20,933        (15,328)
Invesco V.I. International
 Growth Fund                                32            35             (3)
Invesco V.I. Diversified
 Dividend Fund                          41,933       173,513       (131,580)
Invesco V.I. Money Market Fund       2,215,385     1,404,915        810,470
American Funds Global Growth
 Fund                                   43,271        83,638        (40,367)
American Funds Growth Fund             124,852       396,510       (271,658)
American Funds Growth-Income
 Fund                                   97,812       252,919       (155,107)
American Funds International
 Fund                                   27,637       122,161        (94,524)
American Funds Global Small
 Capitalization Fund                     5,289        17,243        (11,954)
Sterling Capital Strategic
 Allocation Equity VIF*                     37       481,033       (480,996)
Sterling Capital Equity Income
 Variable Insurance Fund*              325,085       327,968         (2,883)
Sterling Capital Special
 Opportunities VIF                     214,402     1,543,760     (1,329,358)
Sterling Capital Total Return
 Bond VIF                              292,681     1,472,918     (1,180,237)
Wells Fargo Advantage VT Omega
 Growth Fund                           156,582        80,915         75,667
Fidelity(R) VIP Equity-Income
 Portfolio                             280,624     1,662,282     (1,381,658)
Fidelity(R) VIP Growth Portfolio       156,543       595,229       (438,686)
Fidelity(R) VIP Contrafund(R)
 Portfolio                             540,824     7,011,332     (6,470,508)
Fidelity(R) VIP Mid Cap
 Portfolio                             280,359     1,624,610     (1,344,251)
Fidelity(R) VIP Value Strategies
 Portfolio                             109,075       288,399       (179,324)
Fidelity(R) VIP Dynamic Capital
 Appreciation Portfolio                 88,486       152,075        (63,589)
Franklin Income Securities Fund            328            --            328
Franklin Small-Mid Cap Growth
 Securities Fund                        12,018        81,905        (69,887)
Franklin Small Cap Value
 Securities Fund                             3            26            (23)
Franklin Strategic Income
 Securities Fund                        17,031        76,593        (59,562)
Mutual Shares Securities Fund            9,121       151,224       (142,103)
Templeton Developing Markets
 Securities Fund                         4,579        37,841        (33,262)
Templeton Growth Securities Fund         7,030        38,114        (31,084)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Templeton Global Bond Securities
 Fund                                       --             2             (2)
Hartford Balanced HLS Fund           2,527,995     6,535,408     (4,007,413)
Hartford Total Return Bond HLS
 Fund                               33,176,148    48,038,120    (14,861,972)
Hartford Capital Appreciation
 HLS Fund                              871,826     1,060,564       (188,738)
Hartford Dividend and Growth HLS
 Fund                                3,473,841    42,716,474    (39,242,633)
Hartford Global Research HLS
 Fund                                   27,103        31,673         (4,570)
Hartford Global Growth HLS Fund        424,684     1,379,743       (955,059)
Hartford Disciplined Equity HLS
 Fund                                2,403,209    34,140,854    (31,737,645)
Hartford Growth HLS Fund               403,459     2,505,010     (2,101,551)
Hartford Growth Opportunities
 HLS Fund                            2,469,443     5,976,301     (3,506,858)
Hartford High Yield HLS Fund         2,188,093     9,510,035     (7,321,942)
Hartford Index HLS Fund              1,557,909     2,822,777     (1,264,868)
Hartford International
 Opportunities HLS Fund              7,219,347    11,283,087     (4,063,740)
Hartford Small/Mid Cap Equity
 HLS Fund                              104,547       196,623        (92,076)
Hartford MidCap Value HLS Fund         147,906       140,121          7,785
Hartford Ultrashort Bond HLS
 Fund*                              35,469,870    56,428,959    (20,959,089)
Hartford Small Company HLS Fund      1,919,878     3,211,439     (1,291,561)
Hartford SmallCap Growth HLS
 Fund                                2,003,240     4,887,561     (2,884,321)
Hartford Stock HLS Fund                544,646     3,258,412     (2,713,766)
Hartford U.S. Government
 Securities HLS Fund                11,730,602    39,914,669    (28,184,067)
Hartford Value HLS Fund              2,071,477     9,966,275     (7,894,798)
American Funds Bond HLS Fund               204            16            188
American Funds Global Small
 Capitalization HLS Fund                    --            --             --
American Funds Growth HLS Fund              17            54            (37)
American Funds International HLS
 Fund                                       39            58            (19)
Huntington VA Income Equity Fund         3,759       408,117       (404,358)
Huntington VA Dividend Capture
 Fund*                                 392,907     1,256,116       (863,209)
Huntington VA Growth Fund               12,142       319,867       (307,725)
Huntington VA Mid Corp America
 Fund                                    4,590       479,250       (474,660)
Huntington VA Rotating Markets
 Fund                                   11,872       123,986       (112,114)
Huntington VA International
 Equity Fund                             2,154        32,655        (30,501)
Huntington VA Mortgage
 Securities Fund                         7,457        27,186        (19,729)
Huntington VA Situs Fund                49,511       665,817       (616,306)
Lord Abbett Fundamental Equity
 Fund                                  347,541       245,156        102,385
Lord Abbett Calibrated Dividend
 Growth Fund                            63,596       146,902        (83,306)
Lord Abbett Bond-Debenture Fund        337,945     1,214,838       (876,893)
Lord Abbett Growth and Income
 Fund                                  546,480     2,955,371     (2,408,891)
Lord Abbett Classic Stock Fund          33,446       169,006       (135,560)
MFS(R) Core Equity Fund                 23,557        14,543          9,014
MFS(R) Growth Fund                      17,767        27,927        (10,160)
MFS(R) Investors Growth Stock
 Fund                                      819         3,409         (2,590)
MFS(R) Investors Trust Fund                854        19,332        (18,478)
MFS(R) Total Return Fund                28,604        92,600        (63,996)
MFS(R) Value Fund                           35            69            (34)
Invesco V.I. Equity and Income
 Fund*                                   1,945        80,633        (78,688)
UIF Core Plus Fixed Income
 Portfolio*                            145,901       251,893       (105,992)
UIF Emerging Markets Debt
 Portfolio                               2,602         5,977         (3,375)
UIF Emerging Markets Equity
 Portfolio                              93,784       491,166       (397,382)
UIF Growth Portfolio*                  872,813       612,304        260,509

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio            59,691       268,158       (208,467)
Invesco V.I. American Value
 Fund*                                  88,079       316,855       (228,776)
Morgan Stanley Mid Cap Growth
 Portfolio                                 887        14,312        (13,425)
Morgan Stanley Money Market
 Portfolio                             231,181       316,536        (85,355)
Morgan Stanley Global
 Infrastructure Portfolio                6,284        68,589        (62,305)
Invesco V.I. Equally-Weighted
 S&P 500 Fund                           15,340        96,070        (80,730)
UIF Small Company Growth
 Portfolio                                 742         6,624         (5,882)
UIF Global Franchise Portfolio             466         1,422           (956)
Oppenheimer Discovery Mid Cap
 Growth Fund/VA*                        44,905       173,947       (129,042)
Oppenheimer Capital Appreciation
 Fund/VA                               131,606     1,302,548     (1,170,942)
Oppenheimer Global Fund/VA*            358,022     3,796,456     (3,438,434)
Oppenheimer Main Street
 Fund(R)/VA                             31,669       204,285       (172,616)
Oppenheimer Main Street Small
 Cap Fund/VA*                          134,005     1,569,046     (1,435,041)
Putnam VT Diversified Income
 Fund                                  188,383       818,971       (630,588)
Putnam VT Global Asset
 Allocation Fund                        21,369       141,760       (120,391)
Putnam VT Growth and Income Fund        24,389        49,476        (25,087)
Putnam VT International Value
 Fund                                  500,261       139,189        361,072
Putnam VT International Equity
 Fund                                  148,372     1,298,717     (1,150,345)
Putnam VT Investors Fund               145,592     1,096,954       (951,362)
Putnam VT Multi-Cap Growth Fund        283,647        58,247        225,400
Putnam VT Small Cap Value Fund          55,832       641,625       (585,793)
Putnam VT George Putnam Balanced
 Fund                                   17,836       142,260       (124,424)
Putnam VT Voyager Fund                  19,419        38,273        (18,854)
Putnam VT Equity Income Fund           131,393       195,552        (64,159)
Pioneer Fund VCT Portfolio                 520        48,170        (47,650)
Invesco V.I. Growth and Income
 Fund*                                  85,117       762,810       (677,693)
Invesco V.I. Comstock Fund*            127,973     1,028,749       (900,776)
Invesco V.I. American Franchise*         2,268         5,367         (3,099)
Invesco V.I. Mid Cap Growth
 Fund*                                   4,061        10,580         (6,519)
Wells Fargo Advantage VT Total
 Return Bond Fund*                          --        30,026        (30,026)
Wells Fargo Advantage VT
 Intrinsic Value Fund                       86            89             (3)
Wells Fargo Advantage VT
 International Equity Fund             187,658       339,013       (151,355)
Wells Fargo Advantage VT Small
 Cap Growth Fund                        13,115        64,967        (51,852)
Wells Fargo Advantage VT Small
 Cap Value Fund                         35,008       123,940        (88,932)
Wells Fargo Advantage VT
 Opportunity Fund                           --         3,886         (3,886)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio             175,199       632,874       (457,675)
AllianceBernstein VPS
 International Value Portfolio         951,147     1,913,101       (961,954)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                    79,005       262,600       (183,595)
AllianceBernstein VPS Value
 Portfolio                             125,478     1,144,057     (1,018,579)
AllianceBernstein VPS
 International Growth Portfolio         61,547       150,591        (89,044)
Invesco V.I. Government
 Securities Fund                         2,125         4,322         (2,197)
Invesco V.I. High Yield Fund             4,600        15,692        (11,092)
Invesco V.I. International
 Growth Fund                                18            14              4

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Invesco V.I. Diversified
 Dividend Fund                           7,673        94,221        (86,548)
American Funds Global Growth
 Fund                                   10,397        46,933        (36,536)
American Funds Growth Fund              59,369       373,925       (314,556)
American Funds Growth-Income
 Fund                                   49,525       178,114       (128,589)
American Funds International
 Fund                                   25,810       132,730       (106,920)
American Funds Global Small
 Capitalization Fund                     4,417        16,055        (11,638)
Sterling Capital Strategic
 Allocation Equity VIF                   1,969       150,168       (148,199)
Sterling Capital Select Equity
 VIF                                    17,652       284,347       (266,695)
Sterling Capital Special
 Opportunities VIF                     191,487     1,610,637     (1,419,150)
Sterling Capital Total Return
 Bond VIF                              285,010     1,144,437       (859,427)
Wells Fargo Advantage VT Omega
 Growth Fund                           212,386       166,141         46,245
Fidelity(R) VIP Equity-Income
 Portfolio                             321,707     1,126,599       (804,892)
Fidelity(R) VIP Growth Portfolio       171,569       341,784       (170,215)
Fidelity(R) VIP Contrafund(R)
 Portfolio                             421,206     3,618,443     (3,197,237)
Fidelity(R) VIP Mid Cap
 Portfolio                             236,819     1,061,896       (825,077)
Fidelity(R) VIP Value Strategies
 Portfolio                             139,329       163,236        (23,907)
Fidelity(R) VIP Dynamic Capital
 Appreciation Portfolio                312,666        97,920        214,746
Franklin Income Securities Fund            149           154             (5)
Franklin Small-Mid Cap Growth
 Securities Fund                        10,378        31,644        (21,266)
Franklin Small Cap Value
 Securities Fund                            13            24            (11)
Franklin Strategic Income
 Securities Fund                        17,368        98,717        (81,349)
Mutual Shares Securities Fund            2,070        83,947        (81,877)
Templeton Developing Markets
 Securities Fund                            59         9,979         (9,920)
Templeton Growth Securities Fund         3,246        30,406        (27,160)
Templeton Global Bond Securities
 Fund                                       --             2             (2)
Hartford Balanced HLS Fund           2,668,201     4,366,552     (1,698,351)
Hartford Total Return Bond HLS
 Fund                               12,656,838    32,211,290    (19,554,452)
Hartford Capital Appreciation
 HLS Fund                              320,331       862,517       (542,186)
Hartford Dividend and Growth HLS
 Fund                                2,703,721    20,319,951    (17,616,230)
Hartford Global Research HLS
 Fund                                   12,020        35,464        (23,444)
Hartford Global Growth HLS Fund        581,099       906,267       (325,168)
Hartford Disciplined Equity HLS
 Fund                                  841,669    26,174,064    (25,332,395)
Hartford Growth HLS Fund             1,104,000     2,050,848       (946,848)
Hartford Growth Opportunities
 HLS Fund                            1,195,306     4,970,120     (3,774,814)
Hartford High Yield HLS Fund         4,049,615     5,398,504     (1,348,889)
Hartford Index HLS Fund              1,611,412     1,449,572        161,840
Hartford International
 Opportunities HLS Fund              1,825,127     9,816,743     (7,991,616)
Hartford Small/Mid Cap Equity
 HLS Fund                               62,577       132,280        (69,703)
Hartford MidCap Value HLS Fund          98,211       105,095         (6,884)
Hartford Money Market HLS Fund      30,604,319    34,119,370     (3,515,051)
Hartford Small Company HLS Fund        544,963     2,334,301     (1,789,338)
Hartford SmallCap Growth HLS
 Fund                                1,857,581     4,334,561     (2,476,980)
Hartford Stock HLS Fund                567,208     2,118,334     (1,551,126)
Hartford U.S. Government
 Securities HLS Fund                14,970,924    22,431,314     (7,460,390)
Hartford Value HLS Fund                946,887     7,670,235     (6,723,348)
American Funds Bond HLS Fund               164            52            112
American Funds Global Small
 Capitalization HLS Fund                    --            --             --
American Funds Growth HLS Fund              35            64            (29)
American Funds International HLS
 Fund                                       48            42              6

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Huntington VA Income Equity Fund        22,471       332,010       (309,539)
Huntington VA Dividend Capture
 Fund                                  143,502       450,757       (307,255)
Huntington VA Growth Fund               20,708       453,303       (432,595)
Huntington VA Mid Corp America
 Fund                                  903,753     1,740,061       (836,308)
Huntington VA Rotating Markets
 Fund                                   28,632        96,529        (67,897)
Huntington VA International
 Equity Fund                             7,218        35,968        (28,750)
Huntington VA Macro 100 Fund            25,492       212,955       (187,463)
Huntington VA Mortgage
 Securities Fund                         8,596        21,522        (12,926)
Huntington VA Situs Fund                92,635       655,941       (563,306)
Lord Abbett Fundamental Equity
 Fund                                   58,013       177,460       (119,447)
Lord Abbett Calibrated Dividend
 Growth Fund                            20,172       109,694        (89,522)
Lord Abbett Bond-Debenture Fund        478,471       747,098       (268,627)
Lord Abbett Growth and Income
 Fund                                  136,573     1,381,965     (1,245,392)
Lord Abbett Classic Stock Fund          54,603       120,257        (65,654)
MFS(R) Core Equity Fund                  7,042         2,523          4,519
MFS(R) Growth Fund                       9,137        17,594         (8,457)
MFS(R) Investors Growth Stock
 Fund                                    1,824         1,223            601
MFS(R) Investors Trust Fund              2,616        14,131        (11,515)
MFS(R) Total Return Fund                12,676        97,376        (84,700)
MFS(R) Value Fund                           19            70            (51)
Invesco Van Kampen V.I. Equity
 and Income Fund                         3,649        68,561        (64,912)
UIF Core Plus Fixed Income
 Portfolio                              24,139        66,489        (42,350)
UIF Emerging Markets Debt
 Portfolio                               2,997         6,005         (3,008)
UIF Emerging Markets Equity
 Portfolio                             174,520       398,648       (224,128)
UIF Mid Cap Growth Portfolio            58,952       227,744       (168,792)
Invesco Van Kampen V.I. American
 Value Fund                             93,400       164,637        (71,237)
Morgan Stanley Focus Growth
 Portfolio                               2,020        39,414        (37,394)
Morgan Stanley Multi Cap Growth
 Portfolio                                 913        16,047        (15,134)
Morgan Stanley Mid Cap Growth
 Portfolio                               4,987        10,596         (5,609)
Morgan Stanley Flexible Income
 Portfolio                               5,134        61,177        (56,043)
Morgan Stanley Growth Portfolio          5,198        29,888        (24,690)
Morgan Stanley Money Market
 Portfolio                             144,228       286,836       (142,608)
Morgan Stanley Global
 Infrastructure Portfolio                6,952        30,449        (23,497)
Invesco V.I. Equally-Weighted
 S&P 500 Fund                            8,131        58,555        (50,424)
UIF Small Company Growth
 Portfolio                               6,763         7,708           (945)
UIF Global Franchise Portfolio           4,967         8,111         (3,144)
Wilmington Managed Allocation
 Fund -- Moderate Growth II             45,149     2,292,953     (2,247,804)
Oppenheimer Small-& Mid-Cap
 Growth Fund/VA                         95,164       227,397       (132,233)
Oppenheimer Capital Appreciation
 Fund/VA                               127,506       780,433       (652,927)
Oppenheimer Global Securities
 Fund/VA                               135,980     1,862,087     (1,726,107)
Oppenheimer Main Street
 Fund(R)/VA                             68,518       171,421       (102,903)
Oppenheimer Main Street Small- &
 Mid-Cap Fund/VA                       149,920       964,810       (814,890)
Putnam VT Diversified Income
 Fund                                  200,438       487,539       (287,101)
Putnam VT Global Asset
 Allocation Fund                        29,716        83,001        (53,285)
Putnam VT Growth and Income Fund        17,467        41,333        (23,866)
Putnam VT International Value
 Fund                                   44,098        50,563         (6,465)
Putnam VT International Equity
 Fund                                  266,733       870,968       (604,235)
Putnam VT Investors Fund               108,897       724,992       (616,095)
Putnam VT Multi-Cap Growth Fund         23,182        26,282         (3,100)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund          65,171       372,028       (306,857)
Putnam VT George Putnam Balanced
 Fund                                   49,275       109,839        (60,564)
Putnam VT Voyager Fund                  40,791        69,808        (29,017)
Putnam VT Equity Income Fund            91,144       143,501        (52,357)
Pioneer Fund VCT Portfolio                 994        34,769        (33,775)
Invesco Van Kampen V.I. Growth
 and Income Fund                        56,373       336,823       (280,450)
Invesco Van Kampen V.I. Comstock
 Fund                                   82,741       744,048       (661,307)
Invesco Van Kampen V.I. American
 Franchise Fund                          2,034         3,938         (1,904)
Invesco Van Kampen V.I. Mid Cap
 Growth Fund                             4,086         3,837            249
Wells Fargo Advantage VT Total
 Return Bond Fund                           --            --             --
Wells Fargo Advantage VT
 Intrinsic Value Fund                        9           139           (130)
Wells Fargo Advantage VT
 International Equity Fund             174,040       341,214       (167,174)
Wells Fargo Advantage VT Small
 Cap Growth Fund                         9,284        60,769        (51,485)
Wells Fargo Advantage VT Small
 Cap Value Fund                         23,337       159,448       (136,111)
Wells Fargo Advantage VT
 Opportunity Fund                          677         3,501         (2,824)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2013. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                               1,811,587      $14.793271      to      $16.136849         $25,099,009
 2012                               2,986,971       12.818616      to       14.250834          36,373,989
 2011                               3,444,646       11.391416      to       12.906986          37,539,257
 2010                               3,857,808       10.720387      to       11.838977          43,926,655
 2009                               4,376,365        9.960690      to       10.814618          45,742,305
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                               5,654,496       11.040717      to       14.699331          58,441,869
 2012                               9,220,407        9.063687      to       12.298405          78,884,822
 2011                              10,182,361        7.996803      to       11.058787          77,379,447
 2010                              10,221,037       10.000912      to       14.095784          97,750,731
 2009                              10,917,550        6.097831      to        9.660906         101,526,824
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2013                                 804,673       20.051917      to       25.728586          15,164,912
 2012                               1,029,364       14.678471      to       19.194614          14,265,092
 2011                               1,212,959       12.483330      to       16.637043          14,407,682
 2010                               1,349,241       12.463674      to       13.763974          17,784,590
 2009                               1,338,404       10.089911      to       10.954830          14,131,217
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                               2,602,095       13.668974      to       18.669017          33,359,556
 2012                               4,232,281       10.089941      to       14.044706          40,348,899
 2011                               5,250,860        8.798492      to       12.481891          43,936,888
 2010                               5,806,643        9.212624      to       13.320158          51,197,300
 2009                               6,297,769        7.672767      to        8.330677          50,564,987
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                                 433,887        8.621927      to       16.152775           3,700,526
 2012                                 607,629        7.860671      to       14.636537           4,607,546
 2011                                 696,673        6.403907      to        6.872697           4,659,139
 2010                                 731,599        7.813082      to        8.247734           5,891,843
 2009                                 713,266        7.106822      to        7.379407           5,172,450
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                                  25,435        9.889723      to       10.169723             254,307
 2012                                  27,156       10.448508      to       10.637388             285,643
 2011                                  29,353       10.490959      to       10.574332             308,891
INVESCO V.I. HIGH YIELD FUND
 2013                                  42,571       11.392973      to       11.896653             500,203
 2012                                  57,899       10.954583      to       11.262984             647,966
 2011                                  68,991        9.638218      to        9.737940             669,986

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2013                           0.75%     to       2.65%      1.89%     to       3.11%      13.23%     to       15.40%
 2012                           0.75%     to       2.65%      1.91%     to       1.92%      10.41%     to       12.53%
 2011                           0.75%     to       2.65%      2.28%     to       3.43%      (5.59)%    to       (3.78)%
 2010                           0.75%     to       2.45%      2.50%     to       2.51%       7.63%     to        9.47%
 2009                           0.75%     to       2.45%      0.90%     to       0.90%      21.44%     to       23.52%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                           0.75%     to       2.65%      5.71%     to       8.17%      19.52%     to       21.81%
 2012                           0.75%     to       2.65%      1.05%     to       1.43%      11.21%     to       13.34%
 2011                           0.75%     to       2.65%      4.00%     to       4.92%     (21.55)%    to      (20.04)%
 2010                           0.75%     to       2.65%      2.56%     to       3.30%       1.57%     to        3.52%
 2009                           0.75%     to       2.45%      1.06%     to       1.15%      31.11%     to       33.36%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2013                           0.75%     to       2.65%      0.42%     to       0.46%      34.04%     to       36.61%
 2012                           0.75%     to       2.65%      0.25%     to       0.30%      15.37%     to       17.58%
 2011                           0.75%     to       2.65%      0.25%     to       0.27%     (11.01)%    to       (9.30)%
 2010                           0.75%     to       2.45%      0.27%     to       0.28%      23.53%     to       25.64%
 2009                           0.75%     to       2.45%      0.82%     to       0.83%      39.21%     to       41.59%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2013                           0.75%     to       2.65%      2.01%     to       2.01%      32.93%     to       35.47%
 2012                           0.75%     to       2.65%      1.56%     to       1.72%      12.52%     to       14.68%
 2011                           0.75%     to       2.65%      1.16%     to       1.19%      (6.29)%    to       (4.50)%
 2010                           0.75%     to       2.65%      1.76%     to       1.76%       8.51%     to       10.59%
 2009                           0.75%     to       2.45%      2.86%     to       3.16%      18.11%     to       20.13%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                           1.15%     to       2.65%      0.73%     to       1.04%      10.36%     to       12.03%
 2012                           0.75%     to       2.65%        --      to       1.51%      12.22%     to       14.38%
 2011                           0.75%     to       2.40%      2.63%     to       2.69%     (18.04)%    to      (16.67)%
 2010                           0.75%     to       2.40%      1.84%     to       1.92%       9.94%     to       11.77%
 2009                           0.75%     to       2.40%      4.44%     to       5.29%      35.94%     to       38.20%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2013                           1.60%     to       2.60%      3.33%     to       3.33%      (5.35)%    to       (4.40)%
 2012                           1.60%     to       2.60%      2.87%     to       2.95%      (0.40)%    to        0.60%
 2011                           1.60%     to       2.60%        --      to         --        4.91%     to        5.74%
INVESCO V.I. HIGH YIELD FUND
 2013                           1.30%     to       2.85%      4.91%     to       5.04%       4.00%     to        5.63%
 2012                           1.30%     to       2.85%      5.02%     to       5.16%      13.88%     to       15.66%
 2011                           1.30%     to       2.60%        --      to         --       (3.62)%    to       (2.62)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                                     435      $11.817709      to      $11.817709              $5,139
 2012                                     438       10.054472      to       10.054472               4,409
 2011                                     434        8.811351      to        8.811351               3,823
 2010                                     406        9.568935      to        9.568935               3,889
 2009                                     402        8.582995      to        8.582995               3,454
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                                 543,478       14.216374      to       14.723123           7,965,940
 2012                                 675,058       11.124422      to       11.382896           7,661,492
 2011                                 761,606        9.616628      to        9.712980           7,388,440
INVESCO V.I. MONEY MARKET
 FUND
 2013                                 810,470        9.847066      to        9.934467           8,037,869
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                                 148,757        2.469409      to       21.130260           2,607,786
 2012                                 189,124        1.936644      to       16.830177           2,649,774
 2011                                 225,660        1.600797      to       14.216391           2,626,490
 2010                                 281,164        1.779930      to       10.808051           3,627,408
 2009                                 305,424        1.613666      to        9.926545           3,511,626
AMERICAN FUNDS GROWTH FUND
 2013                                 961,728        1.946294      to       21.759453          14,170,559
 2012                               1,233,386        1.515544      to       17.208192          13,440,166
 2011                               1,547,942        1.302357      to       15.111751          14,474,721
 2010                               1,925,301        1.378355      to        8.922734          18,977,658
 2009                               2,273,693        1.176587      to        7.716121          19,050,838
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                                 640,743        1.792918      to       20.054357          11,310,530
 2012                                 795,850        1.360573      to       15.456025          10,766,538
 2011                                 924,439        1.173261      to       13.620293          10,870,289
 2010                               1,151,443        1.210780      to       11.649995          14,045,200
 2009                               1,366,611        1.100825      to       10.730513          14,953,246
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                                 381,617        2.144357      to       17.844050           4,928,583
 2012                                 476,141        1.786016      to       15.063959           4,889,454
 2011                                 583,061        1.534576      to        8.695755           5,339,390
 2010                                 796,029        1.807016      to       10.373844           8,088,398
 2009                               1,028,816        1.707156      to        9.928663           9,460,952
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                                  69,507        2.573031      to       16.612350           1,428,346
 2012                                  81,461        2.032043      to       13.291116           1,351,268
 2011                                  93,099        1.741965      to       11.542805           1,318,829
 2010                                 129,245        2.182637      to       14.652494           2,291,310
 2009                                 146,349        1.806309      to       12.284569           2,182,655
STERLING CAPITAL EQUITY
 INCOME VARIABLE INSURANCE
 FUND+
 2013                               1,419,062        1.496955      to        1.714255           2,380,013
 2012                               1,421,945        1.302207      to        1.472729           2,033,904
 2011                               1,688,640        1.167147      to        1.303596           2,144,519
 2010                               1,874,625        1.245768      to        1.374117           2,514,124
 2009                               2,117,795        1.140033      to        1.241859           2,579,044

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2013                           1.00%     to       1.00%      1.09%     to       1.09%      17.54%     to       17.54%
 2012                           1.00%     to       1.00%      1.33%     to       1.33%      14.11%     to       14.11%
 2011                           1.00%     to       1.00%      1.14%     to       1.14%      (7.92)%    to       (7.92)%
 2010                           1.00%     to       1.00%      1.90%     to       1.90%      11.49%     to       11.49%
 2009                           1.00%     to       1.00%      3.21%     to       3.21%      33.57%     to       33.57%
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND
 2013                           1.30%     to       2.30%      1.80%     to       2.11%      27.79%     to       29.34%
 2012                           1.30%     to       2.30%      1.88%     to       2.02%      15.68%     to       17.19%
 2011                           1.30%     to       2.30%        --      to         --       (3.83)%    to       (2.87)%
INVESCO V.I. MONEY MARKET
 FUND
 2013                           1.15%     to       2.65%      0.01%     to       0.01%      (1.53)%    to       (0.66)%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2013                           1.30%     to       2.85%      1.13%     to       1.28%      25.55%     to       27.51%
 2012                           1.30%     to       2.85%      0.87%     to       0.93%      19.12%     to       20.98%
 2011                           1.30%     to       2.65%      1.32%     to       1.33%     (11.27)%    to      (10.06)%
 2010                           1.30%     to       2.60%      0.94%     to       1.48%       8.88%     to       10.30%
 2009                           1.30%     to       2.60%      1.43%     to       1.46%      38.65%     to       40.47%
AMERICAN FUNDS GROWTH FUND
 2013                           1.30%     to       2.85%      0.77%     to       1.01%      26.45%     to       28.42%
 2012                           1.30%     to       2.85%      0.78%     to       0.79%      14.58%     to       16.37%
 2011                           1.30%     to       2.65%      0.61%     to       0.71%      (6.78)%    to       (5.51)%
 2010                           1.30%     to       2.60%      0.69%     to       0.70%      15.64%     to       17.15%
 2009                           1.30%     to       2.60%      0.63%     to       0.66%      35.83%     to       37.61%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2013                           1.30%     to       2.85%      1.39%     to       1.56%      29.75%     to       31.78%
 2012                           1.30%     to       2.85%      1.58%     to       1.65%      14.18%     to       15.97%
 2011                           1.30%     to       2.65%      1.57%     to       1.80%      (4.40)%    to       (3.10)%
 2010                           1.30%     to       2.60%      0.37%     to       1.40%       8.57%     to        9.99%
 2009                           1.30%     to       2.60%      1.53%     to       1.58%      27.87%     to       29.55%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2013                           1.30%     to       2.65%      1.21%     to       1.57%      18.46%     to       20.06%
 2012                           1.30%     to       2.65%      1.52%     to       1.52%      14.82%     to       16.38%
 2011                           1.30%     to       2.60%      1.46%     to       1.70%     (16.18)%    to      (15.08)%
 2010                           1.30%     to       2.60%      1.90%     to       2.00%       4.48%     to        5.85%
 2009                           1.30%     to       2.60%      1.43%     to       1.52%      39.40%     to       41.23%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2013                           1.30%     to       2.60%      0.87%     to       0.87%      24.99%     to       26.62%
 2012                           1.30%     to       2.60%      1.34%     to       1.35%      15.15%     to       16.65%
 2011                           1.30%     to       2.60%      1.22%     to       1.38%     (21.22)%    to      (20.19)%
 2010                           1.30%     to       2.60%      1.52%     to       1.73%      19.28%     to       20.83%
 2009                           1.30%     to       2.60%      0.28%     to       0.37%      57.16%     to       59.21%
STERLING CAPITAL EQUITY
 INCOME VARIABLE INSURANCE
 FUND+
 2013                           1.15%     to       2.40%      1.27%     to       1.31%      14.96%     to       16.40%
 2012                           1.15%     to       2.40%      0.98%     to       1.00%      11.57%     to       12.97%
 2011                           1.15%     to       2.40%      1.10%     to       1.12%      (6.31)%    to       (5.13)%
 2010                           1.15%     to       2.40%      1.26%     to       1.27%       9.28%     to       10.65%
 2009                           1.15%     to       2.40%      0.99%     to       0.99%      15.69%     to       17.14%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2013                               3,506,268       $2.261096      to       $2.536345          $8,737,044
 2012                               4,835,626        1.826285      to        2.023186           9,615,551
 2011                               6,254,776        1.636125      to        1.790016          11,003,734
 2010                               7,107,403        1.737245      to        1.877039          13,131,758
 2009                               7,926,092        1.530877      to        1.633517          12,771,369
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2013                               3,048,097        1.380512      to       11.880144           4,138,519
 2012                               4,228,334        1.311058      to        1.418723           5,896,560
 2011                               5,087,761        1.261774      to        1.352480           6,762,332
 2010                               5,713,529        1.214340      to        1.289323           7,240,118
 2009                               6,121,274        1.151006      to        1.210523           7,299,566
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                                 390,412        1.778660      to       18.775195             575,206
 2012                                 314,745        1.283169      to       13.706611             334,346
 2011                                 268,500        1.074886      to       11.626618             237,648
 2010                                 349,865        0.822613      to       12.595498             328,571
 2009                                 305,477        0.701269      to        0.970138             239,333
FIDELITY(R) VIP EQUITY-
 INCOME PORTFOLIO
 2013                               3,103,779       15.369493      to       20.174847          44,773,417
 2012                               4,485,437       12.114138      to       16.206500          51,368,415
 2011                               5,290,329       10.426975      to       14.216816          52,466,826
 2010                               5,880,492       10.437162      to       14.503942          58,701,280
 2009                               6,342,260        8.427667      to        9.150684          55,897,766
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                               1,030,724       17.673176      to       21.749400          17,109,519
 2012                               1,469,410       11.504099      to       13.092760          18,198,873
 2011                               1,639,625       10.299916      to       11.530588          18,007,554
 2010                               1,852,764       10.553719      to       11.621232          20,627,962
 2009                               1,952,371        8.727311      to        9.453023          17,808,495
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 2013                              12,534,628       18.837029      to       20.948770         222,033,206
 2012                              19,005,136       14.492862      to       16.426531         261,269,896
 2011                              22,202,373       12.572635      to       14.523280         266,359,398
 2010                              25,086,647       11.798816      to       13.030114         313,797,647
 2009                              27,578,951       10.340831      to       11.227714         299,242,105
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                               3,179,406       20.692786      to       22.918925          61,707,841
 2012                               4,523,657       15.344540      to       17.321033          65,564,151
 2011                               5,348,734       13.494815      to       15.525131          68,616,762
 2010                               5,980,549       13.810622      to       15.251669          87,241,344
 2009                               6,465,883       11.007723      to       11.951681          74,411,316
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                                 469,180       15.110743      to       16.951327           7,724,799
 2012                                 648,504       11.894946      to       13.171593           8,317,322
 2011                                 672,411        9.593403      to       10.630369           6,879,588
 2010                                 754,197       10.808474      to       11.936816           8,608,324
 2009                                 703,837        8.767188      to        9.519435           6,461,966

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2013                           1.15%     to       2.40%      0.07%     to       0.08%      23.81%     to       25.36%
 2012                           1.15%     to       2.40%      0.13%     to       0.27%      11.62%     to       13.03%
 2011                           1.15%     to       2.40%        --      to         --       (5.82)%    to       (4.64)%
 2010                           1.15%     to       2.40%      0.06%     to       0.07%      13.48%     to       14.91%
 2009                           1.15%     to       2.40%        --      to         --       40.13%     to       41.89%
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2013                           1.15%     to       2.35%      0.66%     to       3.18%      (3.85)%    to       (2.69)%
 2012                           1.15%     to       2.10%      2.84%     to       2.86%       3.91%     to        4.90%
 2011                           1.15%     to       2.10%      3.58%     to       3.61%       3.91%     to        4.90%
 2010                           1.15%     to       2.10%      3.87%     to       3.87%       5.50%     to        6.51%
 2009                           1.15%     to       2.10%      3.99%     to       3.99%       6.33%     to        7.34%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                           1.15%     to       2.10%      0.14%     to       0.39%      36.98%     to       38.61%
 2012                           1.15%     to       2.10%        --      to         --       17.89%     to       19.38%
 2011                           1.15%     to       2.10%        --      to         --       (7.50)%    to       (6.44)%
 2010                           1.15%     to       2.10%      0.89%     to       0.89%      17.30%     to       25.96%
 2009                           1.15%     to       2.10%      0.85%     to       0.85%      40.98%     to       42.32%
FIDELITY(R) VIP EQUITY-
 INCOME PORTFOLIO
 2013                           0.75%     to       2.65%      2.26%     to       2.63%      24.49%     to       26.87%
 2012                           0.75%     to       2.65%      2.60%     to       4.06%      14.00%     to       16.18%
 2011                           0.75%     to       2.65%      2.33%     to       2.60%      (1.98)%    to       (0.10)%
 2010                           0.75%     to       2.65%      1.49%     to       2.14%      11.91%     to       14.06%
 2009                           0.75%     to       2.45%      2.13%     to       2.15%      26.74%     to       28.91%
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                           0.75%     to       2.65%      0.04%     to       0.05%      32.45%     to       34.98%
 2012                           0.75%     to       2.40%      0.35%     to       0.38%      11.69%     to       13.55%
 2011                           0.75%     to       2.40%      0.12%     to       0.13%      (2.40)%    to       (0.78)%
 2010                           0.75%     to       2.40%      0.03%     to       0.03%      20.93%     to       22.94%
 2009                           0.75%     to       2.40%      0.20%     to       0.21%      24.93%     to       27.01%
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 2013                           0.75%     to       2.65%      0.73%     to       1.50%      27.53%     to       29.97%
 2012                           0.75%     to       2.65%      1.11%     to       1.14%      13.10%     to       15.27%
 2011                           0.75%     to       2.65%      0.77%     to       0.91%      (5.33)%    to       (3.51)%
 2010                           0.75%     to       2.45%      0.98%     to       1.02%      14.10%     to       16.05%
 2009                           0.75%     to       2.45%      1.19%     to       1.36%      32.19%     to       34.46%
FIDELITY(R) VIP MID CAP
 PORTFOLIO
 2013                           0.75%     to       2.65%      0.30%     to       0.36%      32.32%     to       34.85%
 2012                           0.75%     to       2.65%      0.34%     to       0.42%      11.57%     to       13.71%
 2011                           0.75%     to       2.65%      0.02%     to       0.03%     (13.19)%    to      (11.52)%
 2010                           0.75%     to       2.45%      0.12%     to       0.15%      25.46%     to       27.61%
 2009                           0.75%     to       2.45%      0.46%     to       0.47%      36.37%     to       38.71%
FIDELITY(R) VIP VALUE
 STRATEGIES PORTFOLIO
 2013                           1.15%     to       2.45%      0.56%     to       0.70%      27.03%     to       28.70%
 2012                           1.15%     to       2.45%      0.37%     to       0.39%      23.99%     to       25.61%
 2011                           0.95%     to       2.45%      0.73%     to       0.76%     (11.24)%    to       (9.90)%
 2010                           0.75%     to       2.45%      0.30%     to       0.31%      23.28%     to       25.39%
 2009                           0.75%     to       2.45%      0.38%     to       0.38%      53.35%     to       55.98%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                                 259,054      $12.738293      to      $14.129404          $3,519,676
 2012                                 322,643        9.437406      to       10.081592           3,222,001
 2011                                 107,897        7.907296      to        8.342186             890,492
 2010                                 138,485        8.330097      to        8.678976           1,191,506
 2009                                  58,971        7.231608      to        7.440982             434,985
FRANKLIN INCOME SECURITIES
 FUND
 2013                                   3,837       13.826165      to       13.826165              53,050
 2012                                   3,509       12.265726      to       12.265726              43,037
 2011                                   3,514       11.006459      to       11.006459              38,675
 2010                                   3,572       10.868618      to       10.868618              38,822
 2009                                   1,613        9.754336      to        9.754336              15,732
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                                 150,495        1.850212      to       23.274741           1,933,479
 2012                                 220,382        1.356754      to       17.333549           1,868,799
 2011                                 241,648        1.239954      to        7.211385           1,910,667
 2010                                 341,059        1.319964      to        7.777244           2,675,550
 2009                                 487,509        1.047791      to        6.254241           2,800,251
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                                     164       16.807858      to       17.104876               2,793
 2012                                     187       12.508989      to       12.691933               2,366
 2011                                     198       10.715206      to       10.839361               2,139
 2010                                     196       11.292781      to       11.389367               2,232
 2009                                     193        8.927940      to        8.977355               1,734
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                                 253,013        2.075988      to       18.821082           5,044,298
 2012                                 312,575        2.031588      to       18.659514           6,130,266
 2011                                 393,924        1.819437      to       16.929437           6,444,170
 2010                                 460,555        1.793457      to       16.906020           7,620,940
 2009                                 537,363        1.633768      to       15.602173           8,273,770
MUTUAL SHARES SECURITIES FUND
 2013                                 271,856       12.950382      to       18.380844           4,735,663
 2012                                 413,959       10.214946      to       14.715436           4,931,255
 2011                                 495,836        9.034795      to       13.226486           5,529,443
 2010                                 600,662        9.229000      to       13.504929           7,194,570
 2009                                 718,134        8.393589      to       12.646702           7,689,391
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                                  31,523       20.424532      to       22.129811             677,865
 2012                                  64,785        2.962340      to       21.117804           1,100,425
 2011                                  74,705        2.646401      to       19.112314           1,187,502
 2010                                  82,772        3.179308      to       23.261869           1,628,953
 2009                                  97,270        2.733475      to       20.261118           1,712,188
TEMPLETON GROWTH SECURITIES
 FUND
 2013                                  88,261       12.498834      to       14.807825           1,441,373
 2012                                 119,345        9.663708      to       11.617139           1,504,780
 2011                                 146,505        8.065299      to        9.848286           1,561,871
 2010                                 164,155        8.773263      to       10.866004           1,912,737
 2009                                 199,777        8.257399      to       10.384194           2,079,359

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION
 PORTFOLIO
 2013                           0.75%     to       2.40%      0.10%     to       0.12%      34.98%     to       37.22%
 2012                           1.15%     to       2.40%      0.19%     to       0.75%      19.35%     to       20.85%
 2011                           1.15%     to       2.40%        --      to         --       (5.08)%    to       (3.88)%
 2010                           1.15%     to       2.40%      0.11%     to       0.20%      15.19%     to       16.64%
 2009                           1.15%     to       2.40%      0.01%     to       0.02%      32.57%     to       34.24%
FRANKLIN INCOME SECURITIES
 FUND
 2013                           1.00%     to       1.00%      6.03%     to       6.03%      12.72%     to       12.72%
 2012                           1.00%     to       1.00%      6.31%     to       6.31%      11.44%     to       11.44%
 2011                           1.00%     to       1.00%      5.63%     to       5.63%       1.27%     to        1.27%
 2010                           1.00%     to       1.00%      7.24%     to       7.24%      11.42%     to       11.42%
 2009                           1.00%     to       1.00%        --      to         --       34.03%     to       34.03%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2013                           1.30%     to       2.85%        --      to         --       34.28%     to       36.37%
 2012                           1.30%     to       2.85%        --      to         --        7.74%     to        9.42%
 2011                           1.30%     to       2.60%        --      to         --       (7.28)%    to       (6.06)%
 2010                           1.30%     to       2.60%        --      to         --       24.35%     to       25.98%
 2009                           1.30%     to       2.60%        --      to         --       39.89%     to       41.72%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2013                           1.00%     to       1.30%      1.16%     to       1.18%      34.37%     to       34.77%
 2012                           1.00%     to       1.30%      0.68%     to       0.70%      16.74%     to       17.09%
 2011                           1.00%     to       1.30%      0.56%     to       0.59%      (5.11)%    to       (4.83)%
 2010                           1.00%     to       1.30%      0.65%     to       0.69%      26.49%     to       26.87%
 2009                           1.00%     to       1.30%      0.77%     to       1.87%      27.38%     to       27.76%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2013                           1.30%     to       2.60%      5.80%     to       5.96%       0.87%     to        2.19%
 2012                           1.30%     to       2.60%      6.24%     to       7.60%      10.22%     to       11.66%
 2011                           1.30%     to       2.60%      5.90%     to       6.10%       0.14%     to        1.45%
 2010                           1.30%     to       2.60%      4.66%     to       4.71%       8.36%     to        9.77%
 2009                           1.30%     to       2.60%      7.21%     to       7.88%      22.88%     to       24.49%
MUTUAL SHARES SECURITIES FUND
 2013                           1.00%     to       2.65%      1.97%     to       2.10%      24.91%     to       26.78%
 2012                           1.00%     to       2.65%      1.25%     to       1.96%      11.26%     to       13.06%
 2011                           1.00%     to       2.65%      2.29%     to       2.63%      (3.63)%    to       (2.10)%
 2010                           1.00%     to       2.60%      1.49%     to       1.81%       8.34%     to        9.95%
 2009                           1.00%     to       2.85%      2.32%     to       4.25%      22.51%     to       24.69%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2013                           1.40%     to       2.60%      1.31%     to       2.42%      (3.28)%    to       (2.12)%
 2012                           1.30%     to       2.60%      1.66%     to       1.66%      10.49%     to       11.94%
 2011                           1.30%     to       2.60%      1.23%     to       1.23%     (17.84)%    to      (16.76)%
 2010                           1.30%     to       2.60%      1.82%     to       2.44%      14.81%     to       16.31%
 2009                           1.30%     to       2.60%      4.60%     to       6.10%      68.88%     to       71.09%
TEMPLETON GROWTH SECURITIES
 FUND
 2013                           1.00%     to       2.60%      1.73%     to       2.63%      27.47%     to       29.34%
 2012                           1.00%     to       2.60%      1.95%     to       2.05%      17.96%     to       19.82%
 2011                           1.00%     to       2.60%      1.26%     to       1.35%      (9.37)%    to       (8.07)%
 2010                           1.00%     to       2.60%      1.36%     to       1.46%       4.64%     to        6.25%
 2009                           1.00%     to       2.60%      3.24%     to       3.24%      27.74%     to       29.68%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                                     188      $14.562132      to      $14.562132              $2,732
 2012                                     190       14.529591      to       14.529591               2,754
 2011                                     192       12.803269      to       12.803269               2,453
 2010                                     194       13.096251      to       13.096251               2,536
 2009                                     196       11.609181      to       11.609181               2,275
HARTFORD BALANCED HLS FUND
 2013                              13,401,532        1.693116      to       18.325111          25,977,616
 2012                              17,408,945        1.407604      to       15.527004          27,935,620
 2011                              19,107,296        1.121215      to        1.266006          27,792,117
 2010                              20,633,578        1.128099      to        1.252295          29,644,051
 2009                              17,121,930        1.030947      to        1.125166          22,557,229
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                              148,993,752       1.976410      to       12.603646         319,781,306
 2012                              163,855,724       2.018825      to       13.121114         353,169,594
 2011                              183,410,176       1.891466      to       12.529041         365,488,161
 2010                              203,272,572       1.781162      to       12.024711         383,128,937
 2009                              212,917,021       1.537354      to        1.669168         378,054,879
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                               2,558,980       17.642063      to       22.625944          43,623,706
 2012                               2,747,718       12.780410      to       16.704995          34,112,617
 2011                               3,289,904       10.881142      to       14.495182          35,016,638
 2010                               3,723,797       12.374494      to       16.801253          45,322,349
 2009                               3,386,757       10.701705      to       14.808455          35,889,401
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                              78,038,755        2.467388      to       19.405426         200,187,550
 2012                              117,281,388       1.884399      to       15.104414         228,523,433
 2011                              134,897,618       1.671386      to       13.653929         235,066,209
 2010                              150,538,936       1.414152      to        1.662078         262,568,884
 2009                              161,816,848       1.280144      to        1.479238         252,080,791
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                                  82,613       13.630201      to       20.962196           1,095,944
 2012                                  87,183       10.441029      to       16.685132             904,140
 2011                                 110,627        8.920965      to       14.471349             982,526
 2010                                  98,900        9.683133      to        9.947741             973,533
 2009                                  76,704        8.476750      to        8.673876             662,118
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                               2,073,214        1.569587      to        1.816121           4,595,491
 2012                               3,028,273        1.179562      to        1.342516           4,836,828
 2011                               3,353,441        0.979038      to        1.096068           4,407,422
 2010                               3,901,116        1.164579      to        1.282407           6,072,773
 2009                               4,194,257        1.044061      to        1.130896           5,723,155
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                              57,621,161        1.777782      to       21.138854         108,828,366
 2012                              89,358,806        1.318796      to       15.981739         122,678,437
 2011                              114,691,201       1.129674      to       13.952267         134,905,100
 2010                              138,065,906       1.125208      to       14.163838         162,001,771
 2009                              154,632,346       0.994065      to        1.078275         161,226,318

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2013                           1.30%     to       1.30%      4.51%     to       4.51%       0.22%     to        0.22%
 2012                           1.30%     to       1.30%      6.13%     to       6.13%      13.48%     to       13.48%
 2011                           1.30%     to       1.30%      5.41%     to       5.41%      (2.24)%    to       (2.24)%
 2010                           1.30%     to       1.30%      1.43%     to       1.43%      12.81%     to       12.81%
 2009                           1.30%     to       1.30%     14.43%     to      14.43%      17.05%     to       17.05%
HARTFORD BALANCED HLS FUND
 2013                           0.75%     to       2.65%      0.48%     to       1.86%      18.02%     to       20.28%
 2012                           0.75%     to       2.65%      3.02%     to       8.36%       9.09%     to       11.18%
 2011                           0.75%     to       2.45%      1.69%     to       1.89%      (0.61)%    to        1.09%
 2010                           0.75%     to       2.45%      1.34%     to       1.74%       9.42%     to       11.30%
 2009                           0.75%     to       2.45%      2.32%     to       2.34%      27.14%     to       29.32%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                           0.75%     to       2.65%      3.99%     to       4.33%      (3.94)%    to       (2.10)%
 2012                           0.75%     to       2.65%      3.75%     to       4.18%       4.73%     to        6.73%
 2011                           0.75%     to       2.65%      0.22%     to       0.27%       4.19%     to        6.19%
 2010                           0.75%     to       2.65%      4.01%     to      12.32%       4.70%     to        6.71%
 2009                           0.75%     to       2.45%      3.75%     to       3.87%      12.23%     to       14.15%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                           0.75%     to       2.65%      0.58%     to       1.22%      35.44%     to       38.04%
 2012                           0.75%     to       2.65%      1.35%     to       1.75%      15.25%     to       17.45%
 2011                           0.75%     to       2.65%      0.17%     to       0.89%     (13.73)%    to      (12.07)%
 2010                           0.75%     to       2.65%      0.76%     to       0.78%      13.46%     to       15.63%
 2009                           0.75%     to       2.65%      0.79%     to       0.82%      41.86%     to       44.58%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                           0.75%     to       2.65%      1.78%     to       4.16%      28.48%     to       30.94%
 2012                           0.75%     to       2.65%      2.14%     to       6.07%      10.62%     to       12.74%
 2011                           0.75%     to       2.65%      1.94%     to       4.04%      (1.33)%    to        0.56%
 2010                           0.75%     to       2.45%      1.92%     to       2.02%      10.47%     to       12.36%
 2009                           0.75%     to       2.45%      2.29%     to       2.31%      21.66%     to       23.74%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                           0.75%     to       2.65%      1.51%     to       1.75%      25.63%     to       28.04%
 2012                           1.15%     to       2.65%      1.08%     to       1.17%      15.30%     to       17.04%
 2011                           1.15%     to       2.65%      0.01%     to       0.01%     (11.66)%    to      (10.32)%
 2010                           1.15%     to       2.10%      1.43%     to       2.23%      13.60%     to       14.69%
 2009                           1.15%     to       2.40%      1.15%     to       1.75%      38.76%     to       40.50%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                           0.75%     to       2.40%      0.80%     to       1.09%      33.07%     to       35.28%
 2012                           0.75%     to       2.40%      0.46%     to       0.56%      20.48%     to       22.48%
 2011                           0.75%     to       2.40%      0.03%     to       0.04%     (15.93)%    to      (14.53)%
 2010                           0.75%     to       2.40%      0.27%     to       0.28%      11.54%     to       13.40%
 2009                           0.75%     to       2.40%      0.74%     to       1.00%      32.43%     to       34.63%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                           0.75%     to       2.65%      1.05%     to       1.10%      32.27%     to       34.80%
 2012                           0.75%     to       2.65%      1.23%     to       1.54%      14.55%     to       16.74%
 2011                           0.75%     to       2.65%      1.11%     to       1.16%      (1.49)%    to        0.40%
 2010                           0.75%     to       2.65%      1.38%     to       1.77%      11.07%     to       13.19%
 2009                           0.75%     to       2.45%      1.20%     to       1.61%      22.61%     to       24.71%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2013                               4,648,044       $1.718721      to       $2.053068          $8,974,813
 2012                               6,749,595        1.300015      to        1.526743           9,612,041
 2011                               7,696,443        1.125045      to        1.298990           9,369,157
 2010                               8,305,156        1.266333      to        1.437446          11,236,843
 2009                               7,842,258        1.087144      to        1.213267           9,012,081
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                              14,261,786        2.610723      to       22.076719          36,834,725
 2012                              17,768,644        1.937740      to       16.699990          33,539,217
 2011                              21,543,458        1.332989      to        1.538976          32,332,675
 2010                              23,638,861        1.499092      to        1.701546          39,046,526
 2009                              27,137,354        1.306706      to        1.458218          38,427,685
HARTFORD HIGH YIELD HLS FUND
 2013                              13,817,701        2.255581      to       20.244969          31,499,144
 2012                              21,139,643        2.135257      to       19.532530          44,633,083
 2011                              22,488,532        1.881989      to       17.545780          41,503,447
 2010                              25,558,692        1.651288      to        1.811122          45,246,482
 2009                              26,097,639        1.456931      to        1.571038          40,040,874
HARTFORD INDEX HLS FUND
 2013                               4,448,954        1.592930      to       20.033208           8,482,088
 2012                               5,713,822        1.216351      to       15.590362           8,775,578
 2011                               5,551,982        1.059850      to       13.844971           7,570,255
 2010                               5,866,012        0.986741      to        1.048831           7,565,892
 2009                               6,321,549        0.880900      to        0.921031           7,103,546
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                              34,784,472        1.873156      to       17.987985          68,795,863
 2012                              38,848,212        1.552645      to       15.195948          63,499,050
 2011                              46,839,828        1.301482      to       12.982010          64,575,173
 2010                              50,705,502        1.524253      to       15.496334          82,520,880
 2009                              37,160,061        1.341398      to        8.952868          53,129,725
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                                 303,462       14.608165      to       26.870773           4,308,826
 2012                                 395,538       10.479376      to       20.005140           4,113,351
 2011                                 465,241        8.671491      to        9.148453           4,225,724
 2010                                 478,158        8.984389      to        9.360642           4,437,615
 2009                                 822,668        7.313253      to        7.524996           6,159,513
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                                 183,655       17.516521      to       18.304534           3,323,593
 2012                                 175,870       13.302116      to       13.745299           2,396,173
 2011                                 182,754       10.909661      to       11.127602           2,023,333
 2010                                 189,455       12.227077      to       12.310003           2,326,755
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                              29,919,963        0.916563      to        1.181432          36,644,511
 2012                              50,879,052        0.939311      to        1.190255          62,622,891
 2011                              54,394,103        0.962599      to        1.199199          68,772,800
 2010                              57,185,253        0.986484      to        1.208270          73,364,886
 2009                              83,949,902        1.010955      to        1.217394         108,889,816

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2013                           0.75%     to       2.45%      0.07%     to       0.07%      32.21%     to       34.47%
 2012                           0.75%     to       2.45%        --      to         --       15.55%     to       17.53%
 2011                           0.75%     to       2.45%      0.16%     to       0.16%     (11.16)%    to       (9.63)%
 2010                           0.75%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.48%
 2009                           0.75%     to       2.45%      0.47%     to       0.48%      30.99%     to       33.24%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                           0.75%     to       2.65%      0.01%     to       0.01%      32.20%     to       34.73%
 2012                           0.75%     to       2.65%        --      to         --       23.54%     to       25.91%
 2011                           0.75%     to       2.45%        --      to         --      (11.08)%    to       (9.55)%
 2010                           0.75%     to       2.45%      0.02%     to       0.02%      14.72%     to       16.69%
 2009                           0.75%     to       2.45%      0.52%     to       0.53%      26.47%     to       28.64%
HARTFORD HIGH YIELD HLS FUND
 2013                           0.75%     to       2.65%      7.51%     to      11.02%       3.65%     to        5.64%
 2012                           0.75%     to       2.65%      8.44%     to      10.62%      11.32%     to       13.46%
 2011                           0.75%     to       2.65%      8.84%     to       8.93%       1.96%     to        3.91%
 2010                           0.75%     to       2.45%      0.67%     to       0.68%      13.34%     to       15.28%
 2009                           0.75%     to       2.45%      7.75%     to       9.42%      46.82%     to       49.34%
HARTFORD INDEX HLS FUND
 2013                           0.75%     to       2.65%      1.79%     to       2.00%      28.50%     to       30.96%
 2012                           0.75%     to       2.65%      2.05%     to       2.36%      12.61%     to       14.77%
 2011                           0.75%     to       2.65%      1.77%     to       2.00%      (0.85)%    to        1.05%
 2010                           0.75%     to       2.40%      1.53%     to       2.08%      12.02%     to       13.88%
 2009                           0.75%     to       2.40%      2.07%     to       2.58%      23.16%     to       25.21%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                           0.75%     to       2.65%      1.31%     to       2.21%      18.37%     to       20.64%
 2012                           0.75%     to       2.65%      1.63%     to       1.87%      17.05%     to       19.30%
 2011                           0.75%     to       2.65%      0.05%     to       0.05%     (16.23)%    to      (14.62)%
 2010                           0.75%     to       2.65%      1.43%     to       1.57%      11.50%     to       13.63%
 2009                           0.75%     to       2.45%      2.06%     to       2.07%      30.23%     to       32.46%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                           0.75%     to       2.35%      0.90%     to       1.29%      34.32%     to       36.48%
 2012                           1.15%     to       2.35%      0.60%     to       0.60%      13.18%     to       14.55%
 2011                           1.15%     to       2.40%        --      to         --       (3.48)%    to       (2.27)%
 2010                           1.15%     to       2.40%      0.58%     to       0.83%      22.85%     to       24.39%
 2009                           1.15%     to       2.40%      0.49%     to       0.68%      44.36%     to       46.18%
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                           1.15%     to       2.40%      1.26%     to       1.28%      31.52%     to       33.17%
 2012                           1.15%     to       2.45%      1.20%     to       1.23%      21.93%     to       23.52%
 2011                           1.15%     to       2.45%      0.01%     to       0.01%     (10.77)%    to       (9.61)%
 2010                           1.15%     to       2.45%      0.60%     to       0.61%      22.27%     to       23.10%
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.74)%
 2012                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.75)%
 2011                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.75)%
 2010                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.75)%
 2009                           0.75%     to       2.45%      0.05%     to       0.07%      (2.35)%    to       (0.68)%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2013                               8,357,331       $2.686991      to      $23.709195         $23,799,611
 2012                               9,648,892        1.457152      to        1.875066          19,201,189
 2011                              11,438,230        1.291320      to        1.633676          20,063,654
 2010                              12,806,832        1.369416      to        1.703225          23,627,836
 2009                              13,868,602        1.130532      to        1.382440          20,889,417
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                               7,446,338        2.698799      to       29.730949          19,787,758
 2012                              10,330,659        1.876921      to       21.072967          18,830,786
 2011                              12,807,639        1.395157      to        1.610827          19,974,710
 2010                              13,523,605        1.409738      to        1.600207          20,649,609
 2009                              15,231,291        1.057909      to        1.180637          17,411,821
HARTFORD STOCK HLS FUND
 2013                               5,947,651        1.517272      to       21.993573          10,883,008
 2012                               8,661,417        1.044929      to        1.155940          12,035,829
 2011                              10,212,543        0.935702      to        1.018186          12,843,263
 2010                              11,441,576        0.969044      to        1.037207          14,765,737
 2009                              13,170,056        0.864603      to        0.910292          14,741,202
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                              70,014,266        1.290740      to       10.073293          84,147,245
 2012                              98,198,333        1.322709      to       10.520796         121,368,841
 2011                              105,658,723       1.285166      to       10.418250         127,724,502
 2010                              121,324,055       1.234656      to       10.200692         141,343,984
 2009                              133,174,932       1.074005      to        1.198495         151,419,367
HARTFORD VALUE HLS FUND
 2013                              23,560,034        2.048935      to       19.481857          45,326,840
 2012                              31,454,832        1.564597      to       15.161853          45,848,766
 2011                              38,178,180        1.347487      to       13.308227          48,117,113
 2010                              42,401,928        1.384725      to       13.938601          55,135,528
 2009                              27,088,045        1.083181      to        1.184249          31,193,276
AMERICAN FUNDS BOND HLS FUND
 2013                                   1,321       10.968533      to       10.968533              14,491
 2012                                   1,133       11.347774      to       11.347774              12,859
 2011                                   1,021       10.914436      to       10.914436              11,148
 2010                                   1,048       10.415366      to       10.415366              10,916
 2009                                     989        9.910553      to        9.910553               9,799
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                                       7       11.285176      to       11.285176                  84
 2012                                       7        8.939602      to        8.939602                  66
 2011                                       8        7.684986      to        7.684986                  58
 2010                                       8        9.659874      to        9.659874                  74
 2009                                       8        8.017227      to        8.017227                  61
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                                     691       13.314051      to       13.314051               9,201
 2012                                     728       10.361682      to       10.361682               7,540
 2011                                     757        8.902363      to        8.902363               6,736
 2010                                     760        9.422493      to        9.422493               7,160
 2009                                     747        8.040827      to        8.040827               6,010

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2013                           0.75%     to       2.65%      0.08%     to       0.10%      40.61%     to       43.30%
 2012                           0.75%     to       2.45%        --      to         --       12.84%     to       14.78%
 2011                           0.75%     to       2.45%        --      to         --       (5.70)%    to       (4.08)%
 2010                           0.75%     to       2.45%        --      to         --       21.13%     to       23.20%
 2009                           0.75%     to       2.45%      0.01%     to       0.01%      26.16%     to       28.32%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                           0.75%     to       2.65%      0.38%     to       0.39%      41.09%     to       43.79%
 2012                           0.75%     to       2.65%        --      to         --       14.33%     to       16.52%
 2011                           0.75%     to       2.45%        --      to         --       (1.03)%    to        0.66%
 2010                           0.75%     to       2.45%        --      to         --       33.26%     to       35.54%
 2009                           0.75%     to       2.45%      0.09%     to       0.09%      32.11%     to       34.38%
HARTFORD STOCK HLS FUND
 2013                           0.75%     to       2.65%      2.02%     to       4.67%      28.79%     to       31.26%
 2012                           0.75%     to       2.40%      2.15%     to       2.17%      11.67%     to       13.53%
 2011                           0.75%     to       2.40%      1.41%     to       1.41%      (3.44)%    to       (1.83)%
 2010                           0.75%     to       2.40%      1.21%     to       1.22%      12.08%     to       13.94%
 2009                           0.75%     to       2.40%      1.59%     to       1.65%      38.18%     to       40.48%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                           0.75%     to       2.65%      2.34%     to       4.76%      (4.25)%    to       (2.42)%
 2012                           0.75%     to       2.65%      2.12%     to       2.84%       0.98%     to        2.92%
 2011                           0.75%     to       2.65%      2.77%     to       4.63%       2.13%     to        4.09%
 2010                           0.75%     to       2.65%      4.34%     to       4.34%       1.08%     to        3.02%
 2009                           0.75%     to       2.45%      0.03%     to       0.03%       0.88%     to        2.61%
HARTFORD VALUE HLS FUND
 2013                           0.75%     to       2.65%      2.31%     to       3.49%      28.49%     to       30.96%
 2012                           0.75%     to       2.65%      1.58%     to       2.29%      13.93%     to       16.11%
 2011                           0.75%     to       2.65%      1.49%     to       2.14%      (4.52)%    to       (2.69)%
 2010                           0.75%     to       2.65%      1.23%     to       1.24%      11.67%     to       13.81%
 2009                           1.15%     to       2.45%      1.87%     to       1.91%      21.36%     to       22.95%
AMERICAN FUNDS BOND HLS FUND
 2013                           1.00%     to       1.00%      2.14%     to       2.14%      (3.34)%    to       (3.34)%
 2012                           1.00%     to       1.00%      2.61%     to       2.61%       3.97%     to        3.97%
 2011                           1.00%     to       1.00%      2.70%     to       2.70%       4.79%     to        4.79%
 2010                           1.00%     to       1.00%      2.18%     to       2.18%       5.09%     to        5.09%
 2009                           1.00%     to       1.00%      2.96%     to       2.96%      11.12%     to       11.12%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2013                           1.30%     to       1.30%      1.00%     to       1.00%      26.24%     to       26.24%
 2012                           1.30%     to       1.30%      1.16%     to       1.16%      16.33%     to       16.33%
 2011                           1.30%     to       1.30%      1.37%     to       1.37%     (20.44)%    to      (20.44)%
 2010                           1.30%     to       1.30%      0.02%     to       0.02%      20.49%     to       20.49%
 2009                           1.30%     to       1.30%      0.06%     to       0.06%      58.70%     to       58.70%
AMERICAN FUNDS GROWTH HLS
 FUND
 2013                           1.00%     to       1.00%      0.48%     to       0.48%      28.49%     to       28.49%
 2012                           1.00%     to       1.00%      0.33%     to       0.33%      16.39%     to       16.39%
 2011                           1.00%     to       1.00%        --      to         --       (5.52)%    to       (5.52)%
 2010                           1.00%     to       1.00%      0.49%     to       0.49%      17.18%     to       17.18%
 2009                           1.00%     to       1.00%      0.85%     to       0.85%      37.64%     to       37.64%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                                     604      $10.737343      to      $10.737343              $6,487
 2012                                     623        8.945929      to        8.945929               5,577
 2011                                     617        7.685124      to        7.685124               4,740
 2010                                     524        9.050211      to        9.050211               4,744
 2009                                     491        8.549477      to        8.549477               4,195
HUNTINGTON VA INCOME EQUITY
 FUND
 2013                                 709,998        1.578484      to        1.601582           1,168,992
 2012                               1,114,356        1.301963      to        1.308538           1,474,442
 2011                               1,423,895        1.195401      to        1.200742           1,717,361
 2010                               1,604,815        1.129447      to        1.145320           1,832,843
 2009                               1,874,090        1.022001      to        1.046262           1,943,094
HUNTINGTON VA DIVIDEND
 CAPTURE FUND+
 2013                               1,293,892        2.061629      to       18.189775           3,017,522
 2012                               1,502,185        1.738425      to       15.530865           2,907,592
 2011                               1,809,440        1.577626      to       14.271531           3,128,247
 2010                               2,011,228        1.490473      to       13.652710           3,382,253
 2009                               2,331,395        1.309662      to       12.147326           3,536,837
HUNTINGTON VA GROWTH FUND
 2013                                 891,716        1.091811      to       14.074882           1,118,278
 2012                               1,199,441        0.825778      to       10.746787           1,128,128
 2011                               1,632,036        0.756296      to        9.936521           1,424,532
 2010                               1,746,730        0.789108      to       12.374121           1,605,402
 2009                               2,085,319        0.726565      to        9.729073           1,749,825
HUNTINGTON VA MID CORP
 AMERICA FUND
 2013                               1,100,837        2.491711      to       23.818455           2,876,891
 2012                               1,575,497        1.904597      to       18.379679           3,164,430
 2011                               1,137,530        1.681355      to       16.380140           2,009,859
 2010                               1,275,164        1.749259      to       16.449335           2,341,593
 2009                               1,430,502        1.440935      to       14.307128           2,191,053
HUNTINGTON VA ROTATING
 MARKETS FUND
 2013                                 375,039        1.803123      to       19.236445             798,892
 2012                                 487,153        1.465778      to       15.786629             764,969
 2011                                 555,050        1.386516      to       15.075489             814,562
 2010                                 619,893        1.312766      to       14.409790             880,737
 2009                                 623,104        1.237137      to       13.709305             836,694
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2013                                  99,240       15.040450      to       16.318432           1,581,029
 2012                                 129,741       12.496973      to       13.430734           1,706,676
 2011                                 158,491       11.191268      to       11.913815           1,853,756
 2010                                 190,462       13.625683      to       14.830365           2,555,062
 2009                                 190,667       12.086041      to       12.624134           2,375,563
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2013                                  68,340       11.205692      to       12.157982             815,935
 2012                                  88,069       11.640231      to       12.510019           1,083,912
 2011                                 100,995       11.501474      to       12.244033           1,218,939
 2010                                 131,155       10.757857      to       11.762522           1,513,600
 2009                                 138,105       10.860646      to       11.344256           1,537,739

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2013                           1.00%     to       1.00%      1.16%     to       1.16%      20.02%     to       20.02%
 2012                           1.00%     to       1.00%      1.59%     to       1.59%      16.41%     to       16.41%
 2011                           1.00%     to       1.00%      1.65%     to       1.65%     (15.08)%    to      (15.08)%
 2010                           1.00%     to       1.00%      0.99%     to       0.99%       5.86%     to        5.86%
 2009                           1.00%     to       1.00%      1.78%     to       1.78%      41.33%     to       41.33%
HUNTINGTON VA INCOME EQUITY
 FUND
 2013                           1.15%     to       2.10%      2.87%     to       3.64%      21.24%     to       22.39%
 2012                           1.15%     to       2.10%      3.57%     to       3.64%       8.43%     to        9.46%
 2011                           1.15%     to       2.10%      2.47%     to       2.78%       4.84%     to        5.84%
 2010                           1.15%     to       2.10%      2.74%     to       2.77%       9.47%     to       10.51%
 2009                           1.15%     to       2.10%        --      to         --       19.09%     to       20.23%
HUNTINGTON VA DIVIDEND
 CAPTURE FUND+
 2013                           1.15%     to       2.40%      2.63%     to       3.01%      17.12%     to       18.59%
 2012                           1.15%     to       2.40%      3.81%     to       3.94%       8.82%     to       10.19%
 2011                           1.15%     to       2.40%      3.60%     to       3.67%       4.53%     to        5.85%
 2010                           1.15%     to       2.40%      4.30%     to       4.36%      12.39%     to       13.81%
 2009                           1.15%     to       2.40%        --      to         --       22.14%     to       23.68%
HUNTINGTON VA GROWTH FUND
 2013                           1.15%     to       2.10%      0.86%     to       0.97%      30.97%     to       32.22%
 2012                           1.15%     to       2.10%      0.27%     to       0.32%       8.15%     to        9.19%
 2011                           1.15%     to       2.10%      0.15%     to       0.17%      (5.07)%    to       (4.16)%
 2010                           1.15%     to       2.35%      0.14%     to       0.15%       7.31%     to        8.61%
 2009                           1.15%     to       2.10%        --      to         --       13.55%     to       14.64%
HUNTINGTON VA MID CORP
 AMERICA FUND
 2013                           1.15%     to       2.10%      0.66%     to       0.76%      29.59%     to       30.83%
 2012                           1.15%     to       2.10%      0.27%     to       0.28%      12.21%     to       13.28%
 2011                           1.15%     to       2.10%      0.42%     to       0.46%      (4.79)%    to       (3.88)%
 2010                           1.15%     to       2.35%      0.68%     to       0.68%      19.95%     to       21.40%
 2009                           1.15%     to       2.10%        --      to         --       31.44%     to       32.70%
HUNTINGTON VA ROTATING
 MARKETS FUND
 2013                           1.15%     to       2.10%      0.73%     to       0.75%      21.85%     to       23.01%
 2012                           1.15%     to       2.10%      1.50%     to       1.54%       4.72%     to        5.72%
 2011                           1.15%     to       2.10%      0.28%     to       0.34%       4.62%     to        5.62%
 2010                           1.15%     to       2.10%      1.12%     to       1.15%       5.11%     to        6.11%
 2009                           1.15%     to       2.10%        --      to         --       30.61%     to       31.85%
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2013                           1.15%     to       2.10%      1.26%     to       1.41%      20.35%     to       21.50%
 2012                           1.15%     to       2.10%      1.01%     to       1.15%      11.67%     to       12.73%
 2011                           1.15%     to       2.10%      1.03%     to       1.07%     (13.39)%    to      (12.56)%
 2010                           1.15%     to       2.35%      1.27%     to       1.29%       6.65%     to        7.93%
 2009                           1.15%     to       2.10%      0.05%     to       0.05%      30.70%     to       31.94%
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2013                           1.15%     to       2.10%      1.37%     to       2.17%      (3.73)%    to       (2.81)%
 2012                           1.15%     to       2.10%      2.31%     to       2.34%       1.21%     to        2.17%
 2011                           1.15%     to       2.10%      0.08%     to       1.91%       3.11%     to        4.09%
 2010                           1.15%     to       2.35%      2.10%     to       2.25%       2.45%     to        3.69%
 2009                           1.15%     to       2.10%        --      to         --        3.27%     to        4.26%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 2013                               1,410,801       $2.261524      to      $26.050892          $3,107,164
 2012                               2,027,107        1.599578      to        1.734112           3,420,229
 2011                               2,590,413        1.332085      to        1.430484           3,615,217
 2010                               3,147,833        1.460334      to       17.437999           4,498,742
 2009                               3,609,527        1.081693      to        1.139746           4,031,556
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                                 783,568       18.753311      to       19.572025          13,905,375
 2012                                 681,183       13.917621      to       14.803378           8,963,825
 2011                                 800,630       12.680534      to       13.746194           9,681,032
 2010                                 795,520       12.148175      to       13.376501          10,216,834
 2009                                 857,371       10.454195      to       11.322903           9,373,468
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                                 302,539       17.245839      to       18.617257           4,861,262
 2012                                 385,845       11.934885      to       13.582544           4,907,798
 2011                                 475,367       10.870684      to       12.169054           5,470,318
 2010                                 492,215       11.113119      to       12.236863           5,739,828
 2009                                 544,832        9.918307      to       10.742542           5,618,773
LORD ABBETT BOND-DEBENTURE
 FUND
 2013                               2,277,171       17.311795      to       17.632098          36,948,777
 2012                               3,154,064       16.124338      to       16.737563          48,008,279
 2011                               3,422,691       14.436308      to       15.272632          46,957,622
 2010                               3,438,210       12.618015      to       13.934296          45,820,745
 2009                               3,474,236       11.513108      to       12.499915          41,814,140
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                               5,923,623       14.899909      to       18.088652          83,322,702
 2012                               8,332,514       11.046512      to       13.667382          87,477,634
 2011                               9,577,906        9.929407      to       12.520793          90,901,086
 2010                              10,906,148        9.645309      to       10.651834         111,678,984
 2009                              11,934,486        8.418646      to        9.140477         105,584,189
LORD ABBETT CLASSIC STOCK
 FUND
 2013                                 299,385       16.919769      to       17.430130           4,752,698
 2012                                 434,945       13.128073      to       13.783116           5,408,146
 2011                                 500,599       10.261310      to       11.492642           5,473,113
 2010                                 562,060       11.448928      to       12.606524           6,784,541
 2009                                 576,760       10.281352      to       11.130070           6,195,347
MFS(R) CORE EQUITY FUND
 2013                                  77,629        1.645837      to        9.482955             494,868
 2012                                  68,615        1.238728      to        7.392821             284,844
 2011                                  64,096        1.079719      to        6.489064             223,290
 2010                                  77,421        1.105123      to        6.688412             323,423
 2009                                  91,188        0.955152      to        5.821290             363,669
MFS(R) GROWTH FUND
 2013                                  40,586       15.002929      to       22.603485             425,676
 2012                                  50,746        6.669864      to       11.117367             391,394
 2011                                  59,203        5.814098      to        9.604214             393,013
 2010                                  79,308        5.968854      to        9.771444             548,414
 2009                                  86,204        5.295441      to        8.591416             522,942

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 2013                           1.15%     to       2.35%      0.27%     to       0.55%      28.86%     to       30.41%
 2012                           1.15%     to       2.10%        --      to         --       20.08%     to       21.23%
 2011                           1.15%     to       2.10%      0.02%     to       0.02%      (2.97)%    to       (2.04)%
 2010                           1.15%     to       2.35%      0.43%     to       0.43%      26.60%     to       28.13%
 2009                           1.15%     to       2.10%        --      to         --       30.19%     to       31.43%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2013                           0.75%     to       2.65%      0.24%     to       0.26%      32.21%     to       34.75%
 2012                           0.75%     to       2.65%      0.49%     to       0.55%       7.69%     to        9.76%
 2011                           0.75%     to       2.65%      0.20%     to       0.22%      (6.99)%    to       (5.20)%
 2010                           0.75%     to       2.40%      0.31%     to       0.32%      16.20%     to       18.14%
 2009                           0.75%     to       2.40%      0.18%     to       0.22%      22.99%     to       25.03%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND
 2013                           0.75%     to       2.65%      1.59%     to       1.70%      24.58%     to       26.97%
 2012                           0.75%     to       2.40%      2.92%     to       2.95%       9.79%     to       11.62%
 2011                           0.75%     to       2.40%      2.68%     to       2.76%      (2.18)%    to       (0.55)%
 2010                           0.75%     to       2.40%      2.85%     to       2.89%      12.05%     to       13.91%
 2009                           0.75%     to       2.40%      3.55%     to       3.61%      20.48%     to       22.49%
LORD ABBETT BOND-DEBENTURE
 FUND
 2013                           0.75%     to       2.65%      4.66%     to       6.17%       5.34%     to        7.36%
 2012                           0.75%     to       2.65%      5.49%     to       6.06%       9.59%     to       11.69%
 2011                           0.75%     to       2.65%      5.79%     to       6.29%       1.65%     to        3.60%
 2010                           0.75%     to       2.45%      5.84%     to       6.11%       9.60%     to       11.48%
 2009                           0.75%     to       2.45%      6.56%     to       6.60%      31.06%     to       33.31%
LORD ABBETT GROWTH AND INCOME
 FUND
 2013                           0.75%     to       2.65%      0.50%     to       1.34%      32.35%     to       34.88%
 2012                           0.75%     to       2.65%      0.91%     to       1.01%       9.16%     to       11.25%
 2011                           0.75%     to       2.65%      0.34%     to       0.71%      (8.54)%    to       (6.78)%
 2010                           0.75%     to       2.45%      0.50%     to       0.53%      14.57%     to       16.54%
 2009                           0.75%     to       2.45%      1.03%     to       1.04%      16.02%     to       18.01%
LORD ABBETT CLASSIC STOCK
 FUND
 2013                           0.75%     to       2.65%      0.97%     to       1.04%      26.46%     to       28.88%
 2012                           0.75%     to       2.65%      0.90%     to       1.02%      12.08%     to       14.23%
 2011                           0.75%     to       2.45%      0.67%     to       0.69%     (10.37)%    to       (8.84)%
 2010                           0.75%     to       2.45%      0.31%     to       0.39%      11.36%     to       13.27%
 2009                           0.75%     to       2.45%      0.79%     to       0.79%      22.47%     to       24.57%
MFS(R) CORE EQUITY FUND
 2013                           1.30%     to       2.25%      0.79%     to       1.02%      31.61%     to       32.87%
 2012                           1.30%     to       2.00%      0.65%     to       0.78%      13.93%     to       14.73%
 2011                           1.30%     to       2.00%      0.97%     to       0.98%      (2.98)%    to       (2.30)%
 2010                           1.30%     to       2.00%      1.06%     to       1.07%      14.90%     to       15.70%
 2009                           1.30%     to       2.00%      1.64%     to       1.67%      29.81%     to       30.72%
MFS(R) GROWTH FUND
 2013                           1.40%     to       2.55%      0.16%     to       0.23%      33.41%     to       34.95%
 2012                           1.40%     to       2.30%        --      to         --       14.72%     to       15.76%
 2011                           1.40%     to       2.30%      0.14%     to       0.23%      (2.59)%    to       (1.71)%
 2010                           1.40%     to       2.30%      0.12%     to       0.12%      12.72%     to       13.74%
 2009                           1.40%     to       2.30%      0.28%     to       0.31%      34.55%     to       35.76%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 FUND
 2013                                  37,403       $9.685111      to      $13.010717            $408,754
 2012                                  39,993        7.583475      to       10.126541             337,166
 2011                                  39,392        6.260031      to        8.779192             289,529
 2010                                  37,848        6.368966      to        8.851891             283,843
 2009                                  44,187        5.794219      to        7.980995             299,829
MFS(R) INVESTORS TRUST FUND
 2013                                  55,181        1.788419      to       12.539250             621,198
 2012                                  73,659        1.372045      to        9.745646             661,733
 2011                                  85,174        1.166272      to        8.392348             643,731
 2010                                 148,269        1.207884      to        8.805666             830,607
 2009                                 218,574        1.101446      to        8.134690             962,645
MFS(R) TOTAL RETURN FUND
 2013                                 286,827        1.675172      to       15.771394           4,846,624
 2012                                 350,823        1.425567      to       13.603738           5,107,136
 2011                                 435,523        1.298094      to       12.555639           5,823,005
 2010                                 570,469        1.292193      to       13.014999           7,683,114
 2009                                 732,122        1.190849      to       12.151065           8,693,324
MFS(R) VALUE FUND
 2013                                     638       14.774501      to       14.774501               9,422
 2012                                     672       11.005461      to       11.005461               7,400
 2011                                     723        9.592508      to        9.592508               6,937
 2010                                     715        9.734391      to        9.734391               6,957
 2009                                     675        8.840590      to        8.840590               5,969
INVESCO V.I. EQUITY AND
 INCOME FUND+
 2013                                 207,472       13.157576      to       17.440586           3,053,335
 2012                                 286,160       10.648053      to       14.325555           3,380,525
 2011                                 351,072        9.582239      to       13.907421           3,754,955
 2010                                  12,439       14.534278      to       15.448544             186,662
 2009                                  13,908       13.275283      to       13.997917             189,276
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                                 387,881        1.394451      to       12.089085           4,880,917
 2012                                 372,425        1.417185      to       12.478134           5,146,355
 2011                                 414,775        1.311877      to       13.586573           5,383,928
 2010                                 623,216        1.257984      to       13.198958           7,517,213
 2009                                 821,207        1.189467      to       10.971449           8,918,390
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2013                                  26,570        2.310689      to       26.476818             482,204
 2012                                  29,945        2.565377      to       29.779865             653,783
 2011                                  32,953        2.203209      to       25.910135             609,925
 2010                                  31,844       22.414123      to       24.845159             754,774
 2009                                  37,033       20.711751      to       23.235224             825,911
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2013                                 845,354       18.336505      to       18.682484          14,824,281
 2012                               1,242,736       19.032629      to       19.038364          22,389,555
 2011                               1,466,864       16.001148      to       16.312721          22,392,079
 2010                               1,683,128       19.717369      to       23.844955          31,776,607
 2009                               1,698,167       16.701612      to       20.561302          27,376,907

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 FUND
 2013                           1.40%     to       2.00%      0.62%     to       0.62%      27.71%     to       28.48%
 2012                           1.40%     to       2.00%      0.46%     to       0.46%      14.66%     to       15.35%
 2011                           1.40%     to       2.30%      0.54%     to       0.55%      (1.71)%    to       (0.82)%
 2010                           1.40%     to       2.30%      0.44%     to       0.45%       9.92%     to       10.91%
 2009                           1.40%     to       2.30%      0.74%     to       0.77%      36.38%     to       37.61%
MFS(R) INVESTORS TRUST FUND
 2013                           1.30%     to       2.60%      1.05%     to       1.09%      28.67%     to       30.35%
 2012                           1.30%     to       2.60%      0.88%     to       0.89%      16.13%     to       17.64%
 2011                           1.30%     to       2.60%      0.38%     to       0.91%      (4.69)%    to       (3.45)%
 2010                           1.30%     to       2.60%      1.07%     to       1.50%       8.25%     to        9.66%
 2009                           1.30%     to       2.60%      1.62%     to       1.63%      23.64%     to       25.26%
MFS(R) TOTAL RETURN FUND
 2013                           1.30%     to       2.65%      1.50%     to       1.79%      15.93%     to       17.51%
 2012                           1.30%     to       2.65%      2.27%     to       2.77%       8.35%     to        9.82%
 2011                           1.30%     to       2.65%      2.61%     to       2.61%      (0.89)%    to        0.46%
 2010                           1.30%     to       2.60%      2.94%     to       5.24%       7.11%     to        8.51%
 2009                           1.30%     to       2.60%      3.22%     to       3.69%      15.00%     to       16.51%
MFS(R) VALUE FUND
 2013                           1.00%     to       1.00%      0.97%     to       0.97%      34.25%     to       34.25%
 2012                           1.00%     to       1.00%      1.43%     to       1.43%      14.73%     to       14.73%
 2011                           1.00%     to       1.00%      1.27%     to       1.27%      (1.46)%    to       (1.46)%
 2010                           1.00%     to       1.00%      1.27%     to       1.27%      10.11%     to       10.11%
 2009                           1.00%     to       1.00%        --      to         --       21.23%     to       21.23%
INVESCO V.I. EQUITY AND
 INCOME FUND+
 2013                           1.30%     to       2.55%      1.31%     to       1.48%      21.74%     to       23.57%
 2012                           1.30%     to       2.55%      1.79%     to       1.82%       9.56%     to       11.12%
 2011                           1.30%     to       2.40%      0.27%     to       0.28%      (4.18)%    to       (3.64)%
 2010                           1.50%     to       2.30%      1.70%     to       1.97%       9.48%     to       10.36%
 2009                           1.50%     to       2.30%      2.48%     to       2.81%      19.70%     to       20.67%
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2013                           1.30%     to       2.85%      3.46%     to       3.70%      (3.12)%    to       (1.60)%
 2012                           1.30%     to       2.85%      4.55%     to       4.57%       6.37%     to        8.03%
 2011                           1.30%     to       2.60%      2.60%     to       3.46%       2.94%     to        4.28%
 2010                           1.30%     to       2.60%      6.23%     to       6.94%       4.40%     to        5.76%
 2009                           1.30%     to       2.85%      8.29%     to       8.29%       6.56%     to        8.23%
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2013                           1.30%     to       2.60%      4.05%     to       4.26%     (11.09)%    to       (9.93)%
 2012                           1.30%     to       2.60%      2.74%     to       2.89%      14.94%     to       16.44%
 2011                           1.30%     to       2.60%      3.54%     to       3.63%       4.29%     to        5.65%
 2010                           1.40%     to       2.60%      4.15%     to       4.30%       6.93%     to        8.22%
 2009                           1.40%     to       2.60%      8.09%     to       8.50%      26.87%     to       28.40%
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2013                           0.75%     to       2.65%      1.12%     to       1.38%      (3.69)%    to       (1.84)%
 2012                           0.75%     to       2.65%        --      to         --       16.71%     to       18.95%
 2011                           0.75%     to       2.65%      0.38%     to       0.44%     (20.38)%    to      (18.85)%
 2010                           0.75%     to       2.60%      0.59%     to       0.62%      15.97%     to       18.06%
 2009                           0.75%     to       2.60%        --      to         --       65.49%     to       68.85%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO+
 2013                                 813,067      $13.026230      to      $13.129316         $10,662,732
UIF MID CAP GROWTH PORTFOLIO
 2013                                 375,513       19.727891      to       22.823685           8,055,118
 2012                                 583,980       14.697249      to       16.725853           9,249,251
 2011                                 752,772       13.876019      to       15.532996          11,141,959
 2010                                 852,658       15.311706      to       16.859568          13,785,858
 2009                                 865,272       11.857135      to       12.842311          10,724,623
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                                 495,328       21.179622      to       24.782999          10,286,862
 2012                                 724,104       15.932646      to       18.990959          11,370,087
 2011                                 795,341       13.711234      to       18.243202          10,834,337
 2010                                 950,572       13.701193      to       18.552709          13,078,497
 2009                               1,012,549       11.298285      to       15.576875          11,633,476
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2013                                  66,935        2.763681      to       14.010808           2,342,405
 2012                                  80,360        2.033394      to       10.468684           2,088,920
 2011                                  85,969        1.898469      to        9.926932           2,180,534
 2010                                 101,734        2.067430      to       10.976615           2,685,586
 2009                                 121,588        1.577208      to        8.504281           2,402,345
MORGAN STANLEY MONEY MARKET
 PORTFOLIO
 2013                                 456,434        1.016224      to        8.930910           4,805,496
 2012                                 541,789        1.029389      to        9.165262           5,924,733
 2011                                 684,397        1.042742      to        9.405543           6,808,088
 2010                                 944,165        1.056265      to        9.652350           8,307,990
 2009                               1,147,310        1.069991      to        9.905627          10,656,905
MORGAN STANLEY GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2013                                  93,703        2.400575      to       13.554934           2,175,712
 2012                                 156,008        2.066150      to       11.820086           2,536,339
 2011                                 179,505        1.771790      to       10.273187           2,582,134
 2010                                 203,490        1.550008      to        9.101564           2,668,455
 2009                                 316,983        1.465801      to        8.874119           3,209,483
INVESCO V.I. EQUALLY-
 WEIGHTED S&P 500 FUND
 2013                                 239,418        2.323911      to       24.746789           7,584,716
 2012                                 320,148        1.738574      to       18.999175           7,185,523
 2011                                 370,572        1.504281      to       16.700593           7,452,258
 2010                                 532,476        1.529464      to       14.815778           9,472,091
 2009                                 694,825        1.275164      to       12.547030           9,538,700
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2013                                  11,426       22.745582      to       25.320088             298,905
 2012                                  17,308       13.624834      to       15.001498             265,382
 2011                                  18,253       12.190696      to       13.275667             235,982
 2010                                  33,670       13.706419      to       14.762932             475,511
 2009                                  33,039       11.115325      to       11.841244             376,418
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2013                                  18,741       25.007210      to       28.091786             485,280
 2012                                  19,697       21.448564      to       23.830805             434,031
 2011                                  22,841       19.044128      to       20.927961             460,262
 2010                                  34,308       17.923536      to       19.481149             642,228
 2009                                  35,079       16.130007      to       17.339968             588,775

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO+
 2013                           1.30%     to       2.60%        --      to         --       30.26%     to       31.29%
UIF MID CAP GROWTH PORTFOLIO
 2013                           0.75%     to       2.40%      0.24%     to       0.24%      34.23%     to       36.46%
 2012                           0.75%     to       2.40%        --      to         --        5.92%     to        7.68%
 2011                           0.75%     to       2.40%      0.25%     to       0.27%      (9.38)%    to       (7.87)%
 2010                           0.75%     to       2.40%        --      to         --       29.14%     to       31.28%
 2009                           0.75%     to       2.40%        --      to         --       53.64%     to       56.19%
INVESCO V.I. AMERICAN VALUE
 FUND+
 2013                           0.75%     to       2.85%      0.51%     to       0.66%      30.50%     to       32.93%
 2012                           0.75%     to       2.85%      0.68%     to       0.70%      14.01%     to       16.20%
 2011                           0.75%     to       2.60%      0.60%     to       0.61%      (1.67)%    to        0.07%
 2010                           0.75%     to       2.60%      0.89%     to       1.04%      19.10%     to       21.27%
 2009                           0.75%     to       2.60%      1.13%     to       1.27%      35.64%     to       38.12%
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2013                           1.30%     to       2.60%      0.06%     to       0.34%      33.84%     to       35.91%
 2012                           1.30%     to       2.60%        --      to         --        5.46%     to        7.11%
 2011                           1.30%     to       2.60%      0.11%     to       0.35%      (9.56)%    to       (8.17)%
 2010                           1.30%     to       2.60%      0.14%     to       0.14%      29.07%     to       31.08%
 2009                           1.30%     to       2.60%        --      to         --       55.93%     to       58.37%
MORGAN STANLEY MONEY MARKET
 PORTFOLIO
 2013                           1.30%     to       2.60%      0.01%     to       0.01%      (2.56)%    to       (1.28)%
 2012                           1.30%     to       2.60%      0.01%     to       0.01%      (2.55)%    to       (1.28)%
 2011                           1.30%     to       2.60%      0.01%     to       0.01%      (2.56)%    to       (1.28)%
 2010                           1.30%     to       2.60%      0.01%     to       0.01%      (2.56)%    to       (1.28)%
 2009                           1.30%     to       2.60%      0.01%     to       0.04%      (2.55)%    to       (1.27)%
MORGAN STANLEY GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2013                           1.30%     to       2.35%      2.23%     to       2.97%      14.68%     to       16.19%
 2012                           1.30%     to       2.35%      1.97%     to       2.21%      15.06%     to       16.61%
 2011                           1.30%     to       2.35%      2.59%     to       2.86%      12.87%     to       14.31%
 2010                           1.30%     to       2.35%      2.29%     to       2.29%       4.34%     to        5.75%
 2009                           1.30%     to       2.10%      2.53%     to       3.45%      15.72%     to       16.94%
INVESCO V.I. EQUALLY-
 WEIGHTED S&P 500 FUND
 2013                           1.30%     to       2.85%      1.25%     to       1.41%      31.32%     to       33.67%
 2012                           1.30%     to       2.65%      1.63%     to       1.79%      13.76%     to       15.58%
 2011                           1.30%     to       2.65%      1.01%     to       1.56%      (3.26)%    to       (1.65)%
 2010                           1.30%     to       2.60%      1.25%     to       1.77%      18.08%     to       19.94%
 2009                           1.30%     to       2.60%      2.23%     to       2.39%      41.08%     to       43.20%
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2013                           1.50%     to       2.60%        --      to         --       66.94%     to       68.78%
 2012                           1.50%     to       2.60%        --      to         --       11.76%     to       13.00%
 2011                           1.50%     to       2.60%      4.17%     to       4.18%     (11.06)%    to      (10.07)%
 2010                           1.50%     to       2.60%        --      to         --       23.31%     to       24.67%
 2009                           1.50%     to       2.60%        --      to         --       42.89%     to       44.47%
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2013                           1.50%     to       2.60%      2.59%     to       2.62%      16.59%     to       17.88%
 2012                           1.50%     to       2.60%      2.20%     to       2.21%      12.63%     to       13.87%
 2011                           1.50%     to       2.60%      3.17%     to       3.29%       6.25%     to        7.43%
 2010                           1.50%     to       2.60%      0.14%     to       0.48%      11.12%     to       12.35%
 2009                           1.50%     to       2.60%      6.58%     to       8.09%      26.24%     to       27.64%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP
 GROWTH FUND/ VA+
 2013                                 287,141      $13.327701      to      $14.950078          $4,185,495
 2012                                 416,183       10.070234      to       11.150423           4,541,190
 2011                                 548,416        8.883784      to        9.709738           5,227,964
 2010                                 334,650        9.028582      to        9.740581           3,195,386
 2009                                 268,436        7.276105      to        7.748581           2,042,025
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                               2,158,537       15.208776      to       20.546065          30,811,193
 2012                               3,329,479       11.839081      to       16.300103          37,299,396
 2011                               3,982,406       10.481103      to       14.707136          39,735,535
 2010                               4,669,898       10.707143      to       15.312529          47,862,510
 2009                               5,084,418        9.103550      to        9.884059          48,461,503
OPPENHEIMER GLOBAL FUND/ VA+
 2013                               6,683,713       18.269664      to       21.124717         114,998,692
 2012                              10,122,147       14.494808      to       17.081030         139,326,196
 2011                              11,848,254       12.074238      to       14.501290         136,665,343
 2010                              13,249,423        9.211209      to       13.299088         169,274,589
 2009                              14,468,040        8.158560      to       11.580745         162,032,604
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2013                                 439,447       14.117877      to       16.406337           6,710,446
 2012                                 612,063       11.007170      to       12.576051           7,214,807
 2011                                 714,966        9.673409      to       10.865981           7,332,939
 2010                                 834,380        9.944645      to       10.982330           8,678,561
 2009                                 926,970        8.798832      to        9.553191           8,458,373
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                               2,280,373       19.706083      to       25.728730          42,145,091
 2012                               3,715,414       14.118832      to       18.786863          49,534,146
 2011                               4,530,304       12.088944      to       16.394229          52,056,918
 2010                               5,156,605       12.477264      to       17.245498          61,538,635
 2009                               5,816,875        9.409166      to       10.215848          57,246,863
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                               1,402,513       18.626547      to       25.429077          31,000,713
 2012                               2,033,101       17.740592      to       23.763861          42,647,833
 2011                               2,320,202       16.334348      to       21.468467          43,968,750
 2010                               2,476,181       15.713840      to       22.337761          49,092,596
 2009                               2,411,095       14.285292      to       19.974918          43,044,632
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                                 211,163       12.062583      to       51.671303           5,811,348
 2012                                 331,554       10.345093      to       43.567673           7,668,294
 2011                                 384,839        9.283463      to       38.438002           7,751,023
 2010                                 386,191        9.553836      to       38.890290           7,570,946
 2009                                 384,724        8.536656      to       34.164535           6,046,084
PUTNAM VT GROWTH AND INCOME
 FUND
 2013                                 132,099       13.538160      to       74.698236           4,725,232
 2012                                 157,186       10.220434      to       55.470266           4,342,381
 2011                                 181,052        8.786996      to       46.910392           4,159,485
 2010                                 191,585        9.438735      to       49.564167           4,733,957
 2009                                 184,168        8.452551      to       43.659846           4,145,275

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER DISCOVERY MID CAP
 GROWTH FUND/ VA+
 2013                           1.15%     to       2.45%        --      to         --       32.35%     to       34.08%
 2012                           1.15%     to       2.45%        --      to         --       13.36%     to       14.84%
 2011                           1.15%     to       2.45%        --      to         --       (1.60)%    to       (0.32)%
 2010                           1.15%     to       2.45%        --      to         --       24.09%     to       25.71%
 2009                           1.15%     to       2.45%        --      to         --       29.06%     to       30.75%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2013                           0.75%     to       2.65%      0.74%     to       0.76%      26.05%     to       28.46%
 2012                           0.75%     to       2.65%      0.34%     to       0.40%      10.83%     to       12.96%
 2011                           0.75%     to       2.65%      0.10%     to       0.10%      (3.95)%    to       (2.11)%
 2010                           0.75%     to       2.65%        --      to         --        6.29%     to        8.33%
 2009                           0.75%     to       2.45%      0.01%     to       0.01%      40.67%     to       43.08%
OPPENHEIMER GLOBAL FUND/ VA+
 2013                           0.75%     to       2.65%      1.18%     to       1.36%      23.67%     to       26.04%
 2012                           0.75%     to       2.65%      1.85%     to       1.98%      17.79%     to       20.05%
 2011                           0.75%     to       2.65%        --      to       1.05%     (10.92)%    to       (9.21)%
 2010                           0.75%     to       2.45%      1.23%     to       1.26%      12.90%     to       14.84%
 2009                           0.75%     to       2.45%      1.91%     to       1.92%      35.99%     to       38.32%
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2013                           0.75%     to       2.45%      0.85%     to       0.85%      28.26%     to       30.46%
 2012                           0.75%     to       2.45%      0.66%     to       0.69%      13.79%     to       15.74%
 2011                           0.75%     to       2.45%      0.57%     to       0.58%      (2.73)%    to       (1.06)%
 2010                           0.75%     to       2.45%      0.88%     to       0.90%      13.02%     to       14.96%
 2009                           0.75%     to       2.45%      1.60%     to       5.03%      24.90%     to       27.04%
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA+
 2013                           0.75%     to       2.65%      0.65%     to       0.75%      36.95%     to       39.57%
 2012                           0.75%     to       2.65%      0.31%     to       0.43%      14.59%     to       16.79%
 2011                           0.75%     to       2.65%      0.29%     to       0.36%      (4.94)%    to       (3.11)%
 2010                           0.75%     to       2.65%      0.37%     to       0.37%      19.84%     to       22.14%
 2009                           0.75%     to       2.45%      0.64%     to       0.65%      33.58%     to       35.86%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2013                           0.75%     to       2.65%      2.89%     to       3.53%       4.99%     to        7.01%
 2012                           0.75%     to       2.65%      5.37%     to       5.61%       8.61%     to       10.69%
 2011                           0.75%     to       2.65%        --      to       9.34%      (5.70)%    to       (3.89)%
 2010                           0.75%     to       2.40%     14.67%     to      14.82%      10.00%     to       11.83%
 2009                           0.75%     to       2.40%      6.40%     to       7.38%      51.68%     to       54.20%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2013                           0.75%     to       2.45%      1.80%     to       1.81%      16.60%     to       18.60%
 2012                           0.75%     to       2.45%      0.72%     to       0.72%      11.44%     to       13.35%
 2011                           0.75%     to       2.45%      4.31%     to       4.33%      (2.83)%    to       (1.16)%
 2010                           0.75%     to       2.45%      5.47%     to       5.52%      11.92%     to       13.83%
 2009                           0.75%     to       2.45%      5.79%     to       5.83%      31.94%     to       34.20%
PUTNAM VT GROWTH AND INCOME
 FUND
 2013                           0.75%     to       2.40%      0.27%     to       1.66%      32.46%     to       34.66%
 2012                           0.75%     to       2.40%      1.69%     to       1.75%      16.31%     to       18.25%
 2011                           0.75%     to       2.40%      1.28%     to       1.41%      (6.90)%    to       (5.35)%
 2010                           0.75%     to       2.40%      1.52%     to       1.56%      11.67%     to       13.52%
 2009                           0.75%     to       2.40%      2.64%     to       2.67%      26.73%     to       28.84%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                                 495,068       $7.880268      to       $8.741171          $4,208,063
 2012                                 133,996        6.587144      to        7.055549             925,572
 2011                                 140,461        5.546623      to        5.864365             809,485
 2010                                 106,044        6.593054      to        6.880497             719,439
 2009                                 122,089        6.307141      to        6.497191             785,159
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                               1,901,725       16.643288      to       25.412902          32,155,946
 2012                               3,052,070       13.344161      to       19.992244          41,536,904
 2011                               3,656,305       11.239143      to       16.521763          41,027,803
 2010                               3,710,479       13.894466      to       20.039777          50,746,015
 2009                               4,065,595        6.831196      to       18.350770          51,160,897
PUTNAM VT INVESTORS FUND
 2013                               1,713,736       14.383401      to       20.986803          20,535,251
 2012                               2,665,098        6.821686      to       10.724710          24,566,239
 2011                               3,281,193        5.980751      to        9.248869          26,311,391
 2010                               3,675,500        6.123513      to        9.314562          29,810,519
 2009                               4,056,740        5.489267      to        8.237992          29,245,066
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2013                                 292,696       17.368559      to       18.353989           5,277,335
 2012                                  67,296       13.038869      to       13.553343             895,955
 2011                                  70,396       11.438389      to       11.695236             815,061
 2010                                  90,002       12.343941      to       12.414350           1,114,470
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                                 823,281       24.274924      to       35.191734          25,633,546
 2012                               1,409,074       17.854586      to       25.397393          32,311,517
 2011                               1,715,931       15.604936      to       21.779803          34,025,474
 2010                               1,963,144       16.819413      to       23.032476          41,489,131
 2009                               2,186,839       14.612504      to       18.419681          37,246,459
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2013                                 201,291       14.905794      to       17.216653           2,816,249
 2012                                 325,715       10.371758      to       12.716907           3,917,285
 2011                                 386,279        9.444989      to       11.385479           4,200,709
 2010                                 357,389        9.418537      to       11.162153           3,825,606
 2009                                 407,399        8.709196      to       10.147627           3,992,693
PUTNAM VT VOYAGER FUND
 2013                                 164,283       24.559128      to       93.737609           4,090,379
 2012                                 183,137       17.546042      to       65.710900           3,430,099
 2011                                 212,154       15.772876      to       56.104212           3,796,836
 2010                                 204,253        7.853627      to       69.084497           4,696,803
 2009                                 254,339        6.682609      to       57.851101           3,788,975
PUTNAM VT EQUITY INCOME FUND
 2013                                 343,718       21.106196      to       23.251514           7,694,519
 2012                                 407,877       16.501820      to       17.691694           6,987,732
 2011                                 460,234       14.174572      to       14.940621           6,712,687
 2010                                 435,024       14.252552      to       14.769377           6,315,710
 2009                                 456,368       12.970674      to       13.214639           5,976,725

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2013                           0.75%     to       2.40%        --      to       2.52%      19.32%     to       21.30%
 2012                           1.15%     to       2.45%      2.86%     to       2.97%      18.76%     to       20.31%
 2011                           1.15%     to       2.45%      2.39%     to       2.54%     (15.87)%    to      (14.77)%
 2010                           1.15%     to       2.45%      3.28%     to       3.45%       4.53%     to        5.90%
 2009                           1.15%     to       2.45%        --      to         --       23.14%     to       24.75%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2013                           0.75%     to       2.65%      1.41%     to       1.65%      24.72%     to       27.11%
 2012                           0.75%     to       2.65%      2.13%     to       2.30%      18.73%     to       21.01%
 2011                           0.75%     to       2.65%      3.21%     to       3.23%     (19.11)%    to      (17.56)%
 2010                           0.75%     to       2.65%      3.49%     to       3.49%       7.15%     to        9.20%
 2009                           0.75%     to       2.45%        --      to         --       21.62%     to       23.70%
PUTNAM VT INVESTORS FUND
 2013                           0.75%     to       2.65%        --      to       1.43%      31.59%     to       34.11%
 2012                           0.75%     to       2.40%      1.28%     to       1.44%      14.06%     to       15.96%
 2011                           0.75%     to       2.40%      1.09%     to       1.22%      (2.33)%    to       (0.71)%
 2010                           0.75%     to       2.40%      1.21%     to       1.21%      11.22%     to       13.07%
 2009                           0.75%     to       2.45%      1.08%     to       1.27%      27.66%     to       29.85%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2013                           0.75%     to       2.40%      0.39%     to       0.50%      33.21%     to       35.42%
 2012                           0.75%     to       2.40%      0.23%     to       0.23%      13.99%     to       15.89%
 2011                           0.75%     to       2.40%      0.25%     to       0.28%      (7.34)%    to       (5.79)%
 2010                           0.75%     to       2.40%        --      to         --       23.44%     to       24.14%
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                           0.75%     to       2.65%      0.83%     to       1.04%      35.96%     to       38.56%
 2012                           0.75%     to       2.65%      0.45%     to       0.45%      14.42%     to       16.61%
 2011                           0.75%     to       2.65%      0.49%     to       0.49%      (7.22)%    to       (5.44)%
 2010                           0.75%     to       2.65%      0.30%     to       0.30%      22.69%     to       25.04%
 2009                           0.75%     to       2.45%      1.70%     to       1.70%      28.35%     to       30.55%
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2013                           0.75%     to       2.65%        --      to       1.52%      15.01%     to       17.21%
 2012                           0.75%     to       2.45%      1.92%     to       1.99%       9.81%     to       11.69%
 2011                           0.75%     to       2.45%      2.08%     to       2.12%       0.28%     to        2.00%
 2010                           0.75%     to       2.45%      5.05%     to       5.11%       8.15%     to       10.00%
 2009                           0.75%     to       2.45%      4.45%     to       4.62%      22.59%     to       24.69%
PUTNAM VT VOYAGER FUND
 2013                           0.75%     to       2.65%      0.49%     to       0.77%      39.97%     to       42.65%
 2012                           0.75%     to       2.65%      0.31%     to       0.33%      11.24%     to       13.37%
 2011                           1.15%     to       2.65%        --      to         --      (20.00)%    to      (18.79)%
 2010                           1.15%     to       2.45%      1.27%     to       1.27%      17.88%     to       19.42%
 2009                           1.15%     to       2.40%      0.51%     to       0.75%      60.01%     to       62.02%
PUTNAM VT EQUITY INCOME FUND
 2013                           0.75%     to       2.65%        --      to       2.01%      28.95%     to       31.43%
 2012                           0.75%     to       2.45%      2.21%     to       2.27%      16.42%     to       18.41%
 2011                           0.75%     to       2.45%      1.68%     to       1.84%      (0.55)%    to        1.16%
 2010                           0.75%     to       2.45%      2.01%     to       2.04%       9.88%     to       11.77%
 2009                           0.75%     to       2.45%      1.23%     to       1.28%      24.37%     to       26.50%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO
 2013                                 115,676       $1.389631      to       $1.503025            $161,590
 2012                                 163,326        1.067121      to        1.143296             175,496
 2011                                 197,101        0.991140      to        1.051851             196,659
 2010                                 330,747        1.060424      to        1.114727             354,259
 2009                                 408,482        0.935772      to        0.974389             385,438
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                               1,150,248       18.686836      to       23.178461          24,634,981
 2012                               1,827,941       14.491008      to       17.457721          29,845,558
 2011                               2,108,391       13.012903      to       15.382082          30,611,144
 2010                               2,453,952       14.181013      to       15.856481          36,446,904
 2009                               2,738,744       12.972981      to       14.239834          36,321,876
INVESCO V.I. COMSTOCK FUND+
 2013                               1,674,153       21.577179      to       23.665796          37,160,386
 2012                               2,574,929       16.332711      to       17.577090          42,974,594
 2011                               3,236,236       14.102268      to       14.891253          46,111,750
 2010                               3,707,365       14.792870      to       15.326425          54,744,089
 2009                               4,103,689       12.159411      to       13.346950          53,170,517
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                                   8,279       19.072277      to       20.973366             165,118
 2012                                  11,378       13.706187      to       15.229283             163,328
 2011                                  13,282       12.405145      to       13.632928             172,263
 2010                                  16,549       13.601087      to       14.783671             234,568
 2009                                  17,222       11.675064      to       12.551405             208,578
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                                   7,897       16.957027      to       18.876467             140,966
 2012                                  14,416       12.739822      to       14.027006             194,686
 2011                                  14,167       11.713370      to       12.755802             174,494
 2010                                  23,160       13.263331      to       14.285671             321,356
 2009                                  21,347       10.695487      to       11.393961             237,031
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                                   3,188        1.631978      to        1.631978               5,202
 2012                                   3,191        1.273268      to        1.273268               4,063
 2011                                   3,321        1.083489      to        1.083489               3,598
 2010                                   3,366        1.125767      to        1.125767               3,789
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                               1,200,512        1.092958      to        2.014936           1,616,551
 2012                               1,351,867        0.933396      to        1.699411           1,523,973
 2011                               1,519,041        0.840995      to        1.512162           1,517,493
 2010                               1,708,305        0.987748      to        1.753967           1,958,734
 2009                               1,662,697        0.866352      to        1.519248           1,645,773
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                                 130,153       18.439700      to       19.252544           2,412,337
 2012                                 182,005       12.468025      to       12.935392           2,286,776
 2011                                 233,490       11.841972      to       12.103026           2,753,528
 2010                                 296,600       12.712117      to       12.798846           3,727,963
 2009                                   5,610        1.298796      to        1.342955               7,432

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO
 2013                           1.15%     to       2.10%      0.85%     to       0.98%      30.22%     to       31.46%
 2012                           1.15%     to       2.10%      1.19%     to       1.24%       7.67%     to        8.69%
 2011                           1.15%     to       2.10%      1.04%     to       1.14%      (6.53)%    to       (5.64)%
 2010                           1.15%     to       2.10%      1.09%     to       1.11%      13.32%     to       14.40%
 2009                           1.15%     to       2.10%      1.57%     to       1.57%      22.31%     to       23.48%
INVESCO V.I. GROWTH AND
 INCOME FUND+
 2013                           0.75%     to       2.85%      1.15%     to       1.23%      30.01%     to       32.77%
 2012                           0.75%     to       2.65%      1.28%     to       1.31%      11.36%     to       13.49%
 2011                           0.75%     to       2.65%      1.05%     to       1.07%      (4.82)%    to       (2.99)%
 2010                           0.75%     to       2.60%      0.09%     to       0.11%       9.31%     to       11.35%
 2009                           0.75%     to       2.60%      3.62%     to       3.67%      20.93%     to       23.18%
INVESCO V.I. COMSTOCK FUND+
 2013                           0.75%     to       2.65%      1.15%     to       1.27%      32.11%     to       34.64%
 2012                           0.75%     to       2.65%      1.44%     to       1.44%      15.82%     to       18.04%
 2011                           0.75%     to       2.65%      1.32%     to       2.01%      (4.67)%    to       (2.84)%
 2010                           0.75%     to       2.65%      0.13%     to       0.13%      12.67%     to       14.83%
 2009                           0.75%     to       2.60%      4.30%     to       4.31%      25.11%     to       27.45%
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                           1.50%     to       2.40%      0.25%     to       0.25%      36.49%     to       37.72%
 2012                           1.50%     to       2.60%        --      to         --       10.49%     to       11.71%
 2011                           1.50%     to       2.60%        --      to         --       (8.79)%    to       (7.78)%
 2010                           1.50%     to       2.60%        --      to         --       16.50%     to       17.79%
 2009                           1.50%     to       2.60%        --      to         --       61.40%     to       63.18%
INVESCO V.I. MID CAP GROWTH
 FUND+
 2013                           1.50%     to       2.60%      0.22%     to       0.22%      33.10%     to       34.57%
 2012                           1.50%     to       2.60%        --      to         --        8.76%     to        9.97%
 2011                           1.50%     to       2.60%        --      to         --      (11.69)%    to      (10.71)%
 2010                           1.50%     to       2.60%        --      to         --       24.01%     to       25.38%
 2009                           1.50%     to       2.60%        --      to         --       52.37%     to       54.05%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                           1.65%     to       1.65%      1.02%     to       1.02%      28.17%     to       28.17%
 2012                           1.65%     to       1.65%      1.34%     to       1.34%      17.52%     to       17.52%
 2011                           1.65%     to       1.65%      0.54%     to       0.54%      (3.76)%    to       (3.76)%
 2010                           1.65%     to       1.65%        --      to         --       11.96%     to       11.96%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                           1.15%     to       2.40%      2.48%     to       2.50%      17.09%     to       18.57%
 2012                           1.15%     to       2.40%      1.27%     to       1.65%      10.99%     to       12.38%
 2011                           1.15%     to       2.40%      0.63%     to       0.64%     (14.86)%    to      (13.79)%
 2010                           1.15%     to       2.40%        --      to         --       13.41%     to       14.00%
 2009                           1.15%     to       2.40%      3.38%     to       3.61%      13.20%     to       14.62%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                           1.15%     to       2.40%        --      to         --       46.99%     to       48.84%
 2012                           1.15%     to       2.65%        --      to         --        5.29%     to        6.88%
 2011                           1.15%     to       2.65%        --      to         --       (6.85)%    to       (5.44)%
 2010                           1.15%     to       2.65%        --      to         --       27.12%     to       27.99%
 2009                           1.65%     to       2.10%        --      to         --       49.48%     to       50.15%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                                 405,097      $13.819185      to      $14.428683          $5,754,965
 2012                                 494,029       12.229896      to       12.688341           6,198,451
 2011                                 630,140       10.983743      to       11.225910           7,026,045
 2010                                 714,206       12.134981      to       12.217855           8,707,476
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                                  19,423       15.121187      to       15.551922             300,692
 2012                                  23,309       11.817741      to       12.009593             278,763
 2011                                  26,133       10.447539      to       10.490576             273,811

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                           1.15%     to       2.40%      0.95%     to       0.97%      12.30%     to       13.72%
 2012                           1.15%     to       2.65%      1.09%     to       1.14%      11.35%     to       13.03%
 2011                           1.15%     to       2.65%      0.89%     to       0.90%      (9.49)%    to       (8.12)%
 2010                           1.15%     to       2.65%        --      to         --       21.35%     to       22.18%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                           1.15%     to       2.35%      0.45%     to       0.45%      27.95%     to       29.50%
 2012                           1.15%     to       2.35%      0.59%     to       0.59%      13.12%     to       14.48%
 2011                           1.15%     to       2.35%        --      to         --        4.48%     to        4.91%

    * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various rider charges:

       Optional Death Benefit Charge maximum of 0.15%

       Earnings Protection Benefit Charge maximum of 0.20%

       Principal First Charge maximum of 0.75%

       Principal First Preferred Charge maximum of 0.20%

       MAV/EPB Death Benefit Charge maximum of 0.30%

       MAV Plus Charge maximum of 0.30%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.     SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of March 28, 2014, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2013. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 28, 2014 (except for Note 20, as to which the date is JUNE 23, 2014)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
Fee income and other                   $1,462         $2,956         $3,183
Earned premiums                           184             93            244
Net investment income (loss):
 Securities available-for-sale and
  other                                 1,681          2,535          2,572
 Equity securities, trading                 2              1             --
                                     --------       --------       --------
Total net investment income             1,683          2,536          2,572
Net realized capital gains
 (losses):
 Total other-than-temporary
  impairment ("OTTI") losses              (54)          (293)          (196)
 OTTI losses recognized in other
  comprehensive income                      9             38             71
                                     --------       --------       --------
 Net OTTI losses recognized in
  earnings                                (45)          (255)          (125)
 Net realized capital gains on
  business dispositions                 1,561             --             --
 Net realized capital gains
  (losses), excluding net OTTI
  losses recognized in earnings        (1,190)        (1,226)            48
                                     --------       --------       --------
Total net realized capital gains
 (losses)                                 326         (1,481)           (77)
                                     --------       --------       --------
                     TOTAL REVENUES     3,655          4,104          5,922
BENEFITS, LOSSES AND EXPENSES
Benefits, loss and loss adjustment
 expenses                               1,758          2,900          3,108
Amortization of deferred policy
 acquisition costs and present
 value of future profits                  228            324            427
Insurance operating costs and other
 expenses                                (401)           268          2,507
Reinsurance loss on disposition,
 including reduction in goodwill of
 $250 and $61,
 respectively                           1,491             61             --
Dividends to policyholders                 18             20             17
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,094          3,573          6,059
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       561            531           (137)
Income tax expense (benefit)               49             36           (323)
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       512            495            186
Income (loss) from discontinued
 operations, net of tax                   (41)            61             58
                                     --------       --------       --------
                         NET INCOME       471            556            244
Net income attributable to the
 noncontrolling interest                    6              2             --
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $465           $554           $244
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                  DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME
Net income                               $471           $556           $244
                                     --------       --------       --------
Other comprehensive income (loss):
 Change in net unrealized gain/loss
  on securities                        (1,257)         1,120          1,174
 Change in net gain/loss on
  cash-flow hedging instruments          (179)          (110)           103
 Change in foreign currency
  translation adjustments                  23             24             (2)
                                     --------       --------       --------
 Total other comprehensive
  income/(loss)                        (1,413)         1,034          1,275
                                     --------       --------       --------
  Total comprehensive income/(loss)      (942)         1,590          1,519
  Less: Comprehensive income
   attributable to noncontrolling
   interest                                 6              2             --
                                     --------       --------       --------
  TOTAL COMPREHENSIVE INCOME/(LOSS)
      ATTRIBUTABLE TO HARTFORD LIFE
                  INSURANCE COMPANY     $(948)        $1,588         $1,519
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                        AS OF DECEMBER 31,
                                                      2013              2012
                                                       (IN MILLIONS, EXCEPT
                                                          FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
Investments:
Fixed maturities, available-for-sale, at fair          $28,163           $49,404
 value (amortized cost of $27,188 and $45,753)
 (includes variable interest entity assets, at
 fair value, of $12 and $89)
Fixed maturities, at fair value using the fair             791             1,010
 value option (includes variable interest entity
 assets, at fair value, of $131 and $132)
Equity securities, trading, at fair value (cost             12             1,847
 of $10 and $1,614)
Equity securities, available for sale, at fair             372               400
 value (cost of $362 and $408)
Mortgage loans (net of allowances for loan losses        3,470             4,935
 of $12 and $14)
Policy loans, at outstanding balance                     1,416             1,951
Limited partnership and other alternative                1,329             1,372
 investments (includes variable interest entity
 assets of $4 and $6)
Other investments                                          270               582
Short-term investments (includes variable                1,952             2,354
 interest entity assets, at fair value, of $3 as
 of December 31, 2013)
                                                   -----------       -----------
Total investments                                       37,775            63,855
Cash                                                       446             1,342
Premiums receivable and agents' balances                    33                58
Reinsurance recoverables                                19,794             2,893
Deferred policy acquisition costs and present              689             3,072
 value of future profits
Deferred income taxes, net                               2,110             1,557
Goodwill                                                    --               250
Other assets                                               994             1,306
Separate account assets                                140,874           141,558
                                                   -----------       -----------
                                     TOTAL ASSETS     $202,715          $215,891
                                                   -----------       -----------
LIABILITIES
Reserve for future policy benefits and unpaid          $12,874           $11,916
 losses and loss adjustment expenses
Other policyholder funds and benefits payable           36,856            40,501
Other policyholder funds and benefits payable --            --             1,837
 international unit-linked bonds and pension
 products
Consumer notes                                              84               161
Other liabilities (includes variable interest            3,788             9,535
 entity liabilities of $35 and $111)
Separate account liabilities                           140,874           141,558
                                                   -----------       -----------
                                TOTAL LIABILITIES      194,476           205,508
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
Common stock -- 1,000 shares authorized, issued              6                 6
 and outstanding, par value $5,690
Additional paid-in capital                               6,959             8,155
Accumulated other comprehensive income, net of             574             1,987
 tax
Retained earnings                                          700               235
                                                   -----------       -----------
                       TOTAL STOCKHOLDER'S EQUITY        8,239            10,383
                                                   -----------       -----------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $202,715          $215,891
                                                   -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                ACCUMULATED
                                                           ADDITIONAL              OTHER
                                          COMMON             PAID-IN           COMPREHENSIVE
                                           STOCK             CAPITAL           INCOME (LOSS)
                                                              (IN MILLIONS)
-------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2012                  $ 6              $ 8,155              $ 1,987
Capital contributions to parent              --               (1,196)
Dividends declared                           --
Net income                                   --
Change in noncontrolling interest
ownership                                    --
Total other comprehensive income             --                                    (1,413)
                                            ---                                   -------
            BALANCE, DECEMBER 31, 2013       $6               $6,959                 $574
                                            ---              -------              -------
BALANCE, DECEMBER 31, 2011                  $ 6              $ 8,271                $ 953
Capital contributions to parent              --                 (116)                  --
Net income                                   --                   --                   --
Change in noncontrolling interest            --                   --                   --
 ownership
Total other comprehensive income             --                   --                1,034
                                            ---              -------              -------
            BALANCE, DECEMBER 31, 2012       $6               $8,155               $1,987
                                            ---              -------              -------
BALANCE, DECEMBER 31, 2010                  $ 6              $ 8,265               $ (322)
Capital contributions from parent            --                    6                   --
Dividends declared                           --                   --                   --
Net income                                   --                   --                   --
Total other comprehensive income             --                   --                1,275
                                            ---              -------              -------
            BALANCE, DECEMBER 31, 2011       $6               $8,271                 $953
                                            ---              -------              -------


                                          RETAINED                                         TOTAL
                                          EARNINGS            NON-CONTROLLING          STOCKHOLDER'S
                                          (DEFICIT)              INTEREST                  EQUITY
                                                                (IN MILLIONS)
--------------------------------------  --------------------------------------------------------------
BALANCE, DECEMBER 31, 2012                  $ 235                   $ --                  $ 10,383
Capital contributions to parent                                                            (1,196)
Dividends declared                             --                                              --
Net income                                    465                      6                      471
Change in noncontrolling interest
ownership                                                             (6)                      (6)
Total other comprehensive income                                                           (1,413)
                                                                                          -------
            BALANCE, DECEMBER 31, 2013       $700                   $ --                   $8,239
                                            -----                  -----                  -------
BALANCE, DECEMBER 31, 2011                  $ (319)                 $ --                  $ 8,911
Capital contributions to parent                --                     --                     (116)
Net income                                    554                      2                      556
Change in noncontrolling interest              --                     (2)                      (2)
 ownership
Total other comprehensive income               --                     --                    1,034
                                            -----                  -----                  -------
            BALANCE, DECEMBER 31, 2012       $235                   $ --                  $10,383
                                            -----                  -----                  -------
BALANCE, DECEMBER 31, 2010                  $ (562)                 $ --                  $ 7,387
Capital contributions from parent              --                     --                        6
Dividends declared                             (1)                    --                       (1)
Net income                                    244                     --                      244
Total other comprehensive income               --                     --                    1,275
                                            -----                  -----                  -------
            BALANCE, DECEMBER 31, 2011      $(319)                  $ --                   $8,911
                                            -----                  -----                  -------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
Net income                                471           $556           $244
ADJUSTMENTS TO RECONCILE NET
 INCOME(LOSS) TO NET CASH PROVIDED
 BY OPERATING ACTIVITIES
Amortization of deferred policy
 acquisition costs and present
 value of future profits                  228            359            474
Additions to deferred policy
 acquisition costs and present
 value of future profits                  (16)          (329)          (381)
Change in:
 Reserve for future policy benefits
  and unpaid losses and loss
  adjustment expenses                     230            (44)           252
 Reinsurance recoverables                (795)           (47)            57
 Receivables and other assets             (80)           158              9
 Payables and accruals                 (1,532)        (1,035)         2,402
 Accrued and deferred income taxes        589            392           (125)
Net realized capital (gains) losses      (678)         1,413              1
Net receipts (disbursements) from
 investment contracts related to
 policyholder funds --
 international unit-linked bonds
 and pension products                  (1,833)           (92)          (323)
Net (increase) decrease in equity
 securities, trading                    1,835            120            312
Goodwill Impairment                        --            149             --
Reinsurance loss on disposition         1,491             61             --
Depreciation and amortization              53            164            194
Other, net                               (328)           202           (108)
                                     --------       --------       --------
     NET CASH PROVIDED BY OPERATING
                         ACTIVITIES      (365)         2,027          3,008
INVESTING ACTIVITIES
Proceeds from the
 sale/maturity/prepayment of:
 Fixed maturities,
  available-for-sale                   19,206         23,759         19,801
 Fixed maturities, fair value
  option                                  322            283             37
 Equity securities,
  available-for-sale                       81            133            147
 Mortgage loans                           355            306            332
 Partnerships                             127            110            128
Payments for the purchase of:
 Fixed maturities and short-term
  investments, available-for-sale     (14,532)       (23,949)       (20,517)
 Fixed maturities, fair value
  option                                 (134)          (182)          (661)
 Equity securities,
  available-for-sale                      (79)           (97)          (230)
 Mortgage loans                          (177)        (1,056)        (1,246)
 Partnerships                             (99)          (417)          (436)
Proceeds from business sold               745             58             --
Change in derivatives, net             (1,900)        (2,275)           938
Change in policy loans, net                (7)             1            176
Change in short-term investments,
 net                                      363          1,404           (598)
Change in all other, net                  (20)            --              1
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES     4,251         (1,922)        (2,128)
FINANCING ACTIVITIES
Deposits and other additions to
 investment and universal life-type
 contracts                              5,943         10,004         12,124
Withdrawals and other deductions
 from investment and universal
 life-type contracts                  (24,473)       (24,608)       (22,720)
Net transfers from (to) separate
 accounts related to investment and
 universal life-type contracts         16,978         13,196         10,439
Net (decrease) increase in
 securities loaned or sold under
 agreements to repurchase              (1,615)         1,615             --
Capital contributions (to) from
 parent                                (1,200)            --             --
Fee to recapture affiliate
 reinsurance                             (347)            --             --
Net repayments at maturity or
 settlement of consumer notes             (77)          (153)           (68)
                                     --------       --------       --------
    NET CASH (USED FOR) PROVIDED BY
               FINANCING ACTIVITIES    (4,791)            54           (225)
Foreign exchange rate effect on
 cash                                       9             --             (3)
Net increase (decrease) in cash          (896)           159            652
Cash -- beginning of year               1,342          1,183            531
                                     --------       --------       --------
CASH -- END OF YEAR                      $446         $1,342         $1,183
                                     --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
Net cash paid (received) during the
 year for income taxes                   (181)          (395)          (105)
Noncash return of capital                  (4)          (126)            --
SUPPLEMENTAL DISCLOSURE OF NON-CASH
 INVESTING ACTIVITY
Conversion of fixed maturities,
 available-for-sale to equity
 securities, available-for-sale            --             43             --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). On December 12, 2013, the Company completed the sale of the U.K variable annuity business of Hartford Life International Limited ("HLIL"), an indirect wholly-owned subsidiary. As a result of this transaction, the operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations as further discussed in Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements. For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill , Note 13 -- Transactions with Affiliates, and Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 12). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses following the sale of the Retirement Plans and Individual Life businesses in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see
Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 5% and 2% of the total life insurance policies as of December 31, 2013, 2012, and 2011, respectively. Dividends to policyholders were $18, $20 and $17 for the years ended December 31, 2013, 2012, and 2011, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"); fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; certain limited partnerships and other alternative investments; separate account assets and certain other liabilities. For further discussion of fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income (Loss) ("AOCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses on the Company's Consolidated Statements of Operations. The equity investments associated with the variable annuity products are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income; however, the Company also uses investment fund accounting applied to a wholly-owned fund of funds. Recognition of income related to limited partnerships and other alternative investment is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2013, 2012 and 2011 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems bonds and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by investment and accounting professionals. The investment and accounting professionals will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, available-for-sale, dividends will be recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings; however, the Company also uses investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2013, 2012 and 2011.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of over-the-counter ("OTC") derivatives, including transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in
Note 4 -- Investments and Derivative Instruments. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor's or counterparty's ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company's domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. The Company entered into two reinsurance transactions upon completion of the sales of its Retirement Plans and Individual Life businesses in January 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions and Note 5 -- Reinsurance of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

For life insurance products, the DAC asset, which includes the present value of future profits, related to most universal life-type contracts (primarily variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable account value portion of variable annuity and variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

Other policyholder funds and benefits payable consist of non-variable account values associated with universal life-type contracts and investment contracts.

The Company has classified its fixed and variable annuities and universal life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2.  BUSINESS DISPOSITIONS

SALE OF HARTFORD LIFE INTERNATIONAL LIMITED ("HLIL")

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285. At closing, HLIL's sole asset was its subsidiary, Hartford Life Limited ("HLL"), a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale transaction resulted in an after-tax loss of $51 upon disposition in the year ended December 31, 2013. The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations. For further information regarding discontinued operations, see Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The business sold included products and services to corporations pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans. The sale was structured as a reinsurance transaction and resulted in an after-tax gain of $45 in the year ended December 31, 2013. The Company recognized $565 in reinsurance loss on disposition including a reduction in goodwill of $87, offset by $634 in realized capital gains for a $69 impact to income, pre-tax.

Upon closing, the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under an indemnity reinsurance arrangement. The reinsurance transaction does not extinguish the Company's primary liability on the insurance policies issued under the Retirement Plans business. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and recognized other non-cash decreases in assets totaling $100 relating to deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. The Company will continue to sell retirement plans during a transition period of 18-24 months and MassMutual will assume all expenses and risk for these sales through the reinsurance agreement.

For the years ended December 31, 2012 and 2011, Retirement Plans total revenue was $706 and $766, respectively and net income (loss) was $(39) and $3, respectively.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The business sold included variable universal life, universal life, and term life insurance. The sale was structured as a reinsurance transaction and resulted in a loss on business disposition consisting of a reinsurance loss partially offset by realized capital gains. In 2012, the Company recognized a reinsurance loss on business disposition of $61, pre-tax, which included a goodwill impairment of the same amount. For further information regarding the goodwill impairment, see
Note 7 -- Goodwill of Notes to Consolidated Financial Statements. Upon closing the Company recognized an additional reinsurance loss on disposition of $927, including a reduction in goodwill of $163 offset by realized capital gains of $927 for a $0 impact on income, pre-tax.

Upon closing, the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The reinsurance transaction does not extinguish the Company's primary liability under the Individual Life business. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and recognized other non-cash decreases in assets totaling $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and other non-cash decreases in liabilities totaling $1.9 billion relating to other liabilities associated with the disposition. The Company will continue to sell life insurance products and riders during a transition period of 18-24 months and Prudential will assume all expenses and risk for these sales through the reinsurance agreement.

For the years ended December 31, 2012 and 2011, Individual Life total revenue was $1,303 and $1,300, respectively and net income was $21 and $85, respectively.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                           AS OF DECEMBER 31,
                                                  2012
                                             CARRYING VALUE
--------------------------------------------------------------
Total fixed maturities, AFS, at fair
 value (amortized
 cost of $13,596) (1)                           $15,015
Equity securities, AFS, at fair value
 (cost of $27) (2)                                   28
Fixed maturities, at fair value using
 the FVO (3)                                         16
Mortgage loans (net of allowances for
 loan losses of $1)                               1,288
Policy loans, at outstanding balance                542
                                                -------
       TOTAL INVESTED ASSETS TRANSFERRED        $16,889
                                                -------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company ceased the sale of such annuity policies and the reinsurance agreement terminated as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements for the sale of certain subsidiaries that are being reported as discontinued operations.

3.  FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days; as well as, derivative instruments.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. For the year ended December 31, 2013, transfers from Level 1 to Level 2 were $287, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                              DECEMBER 31, 2013
                                                                  QUOTED PRICES              SIGNIFICANT           SIGNIFICANT
                                                                IN ACTIVE MARKETS            OBSERVABLE            UNOBSERVABLE
                                                               FOR IDENTICAL ASSETS            INPUTS                 INPUTS
                                                TOTAL               (LEVEL 1)                 (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                              $1,129                  $ --                   $1,021                  $108
 CDOs                                              1,448                    --                    1,020                   428
 CMBS                                              2,347                    --                    1,987                   360
 Corporate                                        16,917                    --                   16,127                   790
 Foreign government/government agencies            1,177                    --                    1,139                    38
 States, municipalities and political
  subdivisions ("Municipal")                         965                    --                      916                    49
 RMBS                                              2,431                    --                    1,633                   798
 U.S. Treasuries                                   1,749                 1,077                      672                    --
                                             -----------           -----------                ---------              --------
Total fixed maturities                            28,163                 1,077                   24,515                 2,571
Fixed maturities, FVO                                791                    --                      613                   178
Equity securities, trading                            12                    12                       --                    --
Equity securities, AFS                               372                   207                      114                    51
Derivative assets
 Credit derivatives                                    9                    --                       11                    (2)
 Foreign exchange derivatives                         14                    --                       14                    --
 Interest rate derivatives                           (57)                   --                      (57)                   --
 U.S. guaranteed minimum withdrawal benefit
  ("GMWB") hedging instruments                        26                    --                      (42)                   68
 U.S. macro hedge program                            109                    --                       --                   109
 International program hedging instruments           171                    --                      173                    (2)
                                             -----------           -----------                ---------              --------
Total derivative assets (1)                          272                    --                       99                   173
Short-term investments                             1,952                   228                    1,724                    --
Limited partnerships and other alternative
 investments (2)                                     468                    --                      414                    54
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                         (398)                   --                       67                  (465)
Separate account assets (3)                      138,482                99,917                   37,828                   737
                                             -----------           -----------                ---------              --------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                          A RECURRING BASIS     $170,114              $101,441                  $65,374                $3,299
                                             -----------           -----------                ---------              --------
PERCENTAGE OF LEVEL TO TOTAL                         100%                   60%                      38%                    2%
                                             -----------           -----------                ---------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
 A RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                        $(576)                 $ --                     $ --                 $(576)
 Equity linked notes                                 (18)                   --                       --                   (18)
                                             -----------           -----------                ---------              --------
Total other policyholder funds and benefits
 payable                                            (594)                   --                       --                  (594)
Derivative liabilities
 Credit derivatives                                   11                    --                        7                     4
 Equity derivatives                                   18                    --                       16                     2
 Foreign exchange derivatives                       (382)                   --                     (382)                   --
 Interest rate derivatives                          (319)                   --                     (295)                  (24)
 U.S. GMWB hedging instruments                        15                    --                      (63)                   78
 U.S. macro hedge program                             30                    --                       --                    30
 International program hedging instruments          (198)                   --                     (139)                  (59)
                                             -----------           -----------                ---------              --------
Total derivative liabilities (4)                    (825)                   --                     (856)                   31
Consumer notes (5)                                    (2)                   --                       --                    (2)
                                             -----------           -----------                ---------              --------
    TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                 VALUE ON A RECURRING BASIS      $(1,421)                 $ --                    $(856)                $(565)
                                             -----------           -----------                ---------              --------

                                                                   DECEMBER 31, 2012
                                                        QUOTED PRICES               SIGNIFICANT              SIGNIFICANT
                                                      IN ACTIVE MARKETS              OBSERVABLE              UNOBSERVABLE
                                                     FOR IDENTICAL ASSETS              INPUTS                   INPUTS
                                     TOTAL                (LEVEL 1)                  (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $1,673                   $ --                    $1,435                     $238
 CDOs                                   2,160                     --                     1,437                      723
 CMBS                                   3,912                     --                     3,380                      532
 Corporate                             30,979                     --                    29,639                    1,340
 Foreign
  government/government
  agencies                              1,460                     --                     1,426                       34
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,998                     --                     1,829                      169
 RMBS                                   4,671                     --                     3,538                    1,133
 U.S. Treasuries                        2,551                     78                     2,473                       --
                                   ----------             ----------                  --------                 --------
Total fixed maturities                 49,404                     78                    45,157                    4,169
Fixed maturities, FVO                   1,010                      6                       805                      199
Equity securities, trading              1,847                  1,847                        --                       --
Equity securities, AFS                    400                    203                       142                       55
Derivative assets
 Credit derivatives                       (10)                    --                        --                      (10)
 Equity derivatives                        30                     --                        --                       30
 Foreign exchange
  derivatives                             104                     --                       104                       --
 Interest rate derivatives                108                     --                       144                      (36)
 U.S. GMWB hedging
  instruments                              36                     --                       (53)                      89
 U.S. macro hedge program                 186                     --                        --                      186
 International program
  hedging instruments                     127                     --                       142                      (15)
                                   ----------             ----------                  --------                 --------
Total derivative assets (1)               581                     --                       337                      244
 Short-term investments                 2,354                    242                     2,112                       --
 Limited partnerships and
  other alternative
  investments                             414                     --                       264                      150
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB                         1,081                     --                        --                    1,081
Separate account assets (3)           138,497                 97,976                    39,938                      583
                                   ----------             ----------                  --------                 --------
  TOTAL ASSETS ACCOUNTED FOR
          AT FAIR VALUE ON A
             RECURRING BASIS         $195,588               $100,352                   $88,755                   $6,481
                                   ----------             ----------                  --------                 --------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING
 BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(3,119)                  $ --                      $ --                  $(3,119)
 Equity linked notes                       (8)                    --                        --                       (8)
                                   ----------             ----------                  --------                 --------
Total other policyholder
 funds and benefits payable            (3,127)                    --                        --                   (3,127)
Derivative liabilities
 Credit derivatives                        (6)                    --                       (20)                      14
 Equity derivatives                        15                     --                        --                       15
 Foreign exchange
  derivatives                             (17)                    --                       (17)                      --
 Interest rate derivatives               (359)                    --                      (338)                     (21)
 U.S. GMWB hedging
  instruments                             536                     --                       106                      430
 U.S. macro hedge program                 100                     --                        --                      100
 International program
  hedging instruments                    (231)                    --                      (171)                     (60)
                                   ----------             ----------                  --------                 --------
Total derivative liabilities
 (4)                                       38                     --                      (440)                     478
Other liabilities                          --                     --                        --                       --
Consumer notes (5)                         (2)                    --                        --                       (2)
                                   ----------             ----------                  --------                 --------
 TOTAL LIABILITIES ACCOUNTED
      FOR AT FAIR VALUE ON A
             RECURRING BASIS          $(3,091)                  $ --                     $(440)                 $(2,651)
                                   ----------             ----------                  --------                 --------

(1) Includes OTC and OTC-cleared derivative instruments in a net asset value position after consideration of the impact of collateral posting requirements, which may be imposed by agreements, clearinghouse rules, and applicable law. At December 31, 2013 and December 31, 2012, $120 and $92, respectively, was netted against the derivative asset value in the Consolidated Balance Sheet and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value.

(3) As of December 31, 2013 and 2012, excludes approximately $2.4 billion and $3.1 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes OTC and OTC-cleared derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the sum of the derivative asset and liability positions are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which include the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as, an analysis of significant changes to current models.

AFS SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. If none of these pricing sources are available, the Company will estimate fair value utilizing an internal pricing model. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded and OTC-cleared derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2013 and December 31, 2012, 97% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives as well as for any existing deals with a market value greater than $10 and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities.

Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice periods vary and may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others have been classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets; as well as, certain limited partnerships and other alternative investments and derivative instruments.

          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

          - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

          - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

          - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

          - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

          - INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

          - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3, are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above; but also include equity and interest rate volatility and swap yield curves beyond observable limits.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            AS OF DECEMBER 31, 2013

                                             PREDOMINANT              SIGNIFICANT
                                              VALUATION              UNOBSERVABLE
SECURITIES                  FAIR VALUE          METHOD                   INPUT
-----------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           $360          Discounted cash          Spread (encompasses)
                                                       flows                  prepayment,
                                                                    default risk and loss
                                                                                 severity
Corporate (3)                   398          Discounted cash            Spread
                                                       flows
Municipal (3)                    29          Discounted cash            Spread
                                                       flows
RMBS                            798          Discounted cash            Spread
                                                       flows
                                                               Constant prepayment rate
                                                                 Constant default rate
                                                                     Loss severity

                                                UNOBSERVABLE INPUTS
                                                                                                IMPACT OF
                                                                              WEIGHTED      INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM               AVERAGE (1)     ON FAIR VALUE (2)
------------------------  ------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                            99bps                 2,511bps                 446bps            Decrease

Corporate (3)                  119bps                 5,594bps                 332bps            Decrease

Municipal (3)                  184bps                   184bps                 184bps            Decrease

RMBS                            62bps                 1,748bps                 245bps            Decrease

                                   --%                      10%                     3%           Decrease   (4)
                                    1%                      22%                     8%           Decrease
                                   --%                     100%                    80%           Decrease

                            AS OF DECEMBER 31, 2012

                                               PREDOMINANT              SIGNIFICANT
                                                VALUATION              UNOBSERVABLE
SECURITIES                   FAIR VALUE           METHOD                   INPUT
-------------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                             $532          Discounted cash          Spread (encompasses)
                                                         flows                  prepayment,
                                                                      default risk and loss
                                                                                   severity
Corporate (3)                     888          Discounted cash            Spread
                                                         flows
Municipal                         169          Discounted cash            Spread
                                                         flows
RMBS                            1,133          Discounted cash            Spread
                                                         flows
                                                                 Constant prepayment rate
                                                                   Constant default rate
                                                                       Loss severity

                                                                                                  IMPACT OF
                                                 UNOBSERVABLE INPUTS           WEIGHTED       INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM                AVERAGE (1)      ON FAIR VALUE (2)
------------------------  --------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           320bps                 3,615bps                 1,013bps            Decrease

Corporate (3)                  145bps                   900bps                   333bps            Decrease

Municipal                      227bps                   344bps                   254bps            Decrease

RMBS                            54bps                 1,689bps                   379bps            Decrease

                                   --%                      12%                       2%           Decrease   (4)
                                    1%                      24%                       8%           Decrease
                                   --%                     100%                      80%           Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate and municipal securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            AS OF DECEMBER 31, 2013

                                            PREDOMINANT
                                             VALUATION       SIGNIFICANT UNOBSERVABLE
FREESTANDING DERIVATIVES   FAIR VALUE          METHOD                 INPUT
-------------------------------------------------------------------------------------
Interest rate derivative
                                          Discounted cash       Swap curve beyond 30
 Interest rate swaps           (24)            flows                           years
U.S. GMWB hedging
 instruments
 Equity options                 72          Option model           Equity volatility
                                          Discounted cash
 Customized swaps               74             flows               Equity volatility
U.S. macro hedge program
 Equity options                139          Option model           Equity volatility
International hedging
 program (2)
 Equity options                (66)         Option model           Equity volatility
 Short interest rate
  swaptions                    (12)         Option model     Interest rate volatility
 Long interest rate
  swaptions                     48          Option model     Interest rate volatility

                                 UNOBSERVABLE INPUTS
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM             MAXIMUM     ON FAIR VALUE (1)
------------------------  -----------------------------------------------------
Interest rate derivative

 Interest rate swaps             4%                  4%           Increase
U.S. GMWB hedging
 instruments
 Equity options                 21%                 29%           Increase

 Customized swaps               10%                 50%           Increase
U.S. macro hedge program
 Equity options                 24%                 31%           Increase
International hedging
 program (2)
 Equity options                 29%                 37%           Increase
 Short interest rate
  swaptions                     --%                  1%           Decrease
 Long interest rate
  swaptions                      1%                  1%           Increase

                            AS OF DECEMBER 31, 2012

                                             PREDOMINANT
                                              VALUATION       SIGNIFICANT UNOBSERVABLE
FREESTANDING DERIVATIVES    FAIR VALUE          METHOD                 INPUT
--------------------------------------------------------------------------------------
Equity derivatives
 Equity options                  45          Option model           Equity volatility
Interest rate derivative
                                           Discounted cash       Swap curve beyond 30
 Interest rate swaps            (57)            flows                           years
U.S. GMWB hedging
 instruments
 Equity options                 281          Option model           Equity volatility
                                           Discounted cash
 Customized swaps               238             flows               Equity volatility
U.S. macro hedge program
 Equity options                 286          Option model           Equity volatility
International hedging
 program
 Equity options                  44          Option model           Equity volatility
 Long interest rate            (119)         Option model     Interest rate volatility

                                 UNOBSERVABLE INPUTS
                                                                  IMPACT OF
                                                              INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM              MAXIMUM     ON FAIR VALUE (1)
------------------------  -----------------------------------------------------
Equity derivatives
 Equity options                13.0%                 24%           Increase
Interest rate derivative

 Interest rate swaps            2.8%                2.8%           Increase
U.S. GMWB hedging
 instruments
 Equity options                  10%                 31%           Increase

 Customized swaps                10%                 50%           Increase
U.S. macro hedge program
 Equity options                  24%                 43%           Increase
International hedging
 program
 Equity options                  22%                 33%           Increase
 Long interest rate              --%                  1%           Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

(2) Level 3 international program hedging instruments excludes those for which the Company bases fair value on broker quotations.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2013, no significant adjustments were made by the Company to broker prices received.

As of December 31, 2013 and December 31, 2012, excluded from the tables above are limited partnerships and other alternative investments which total $54 and $150, respectively, of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company formerly offered and subsequently reinsured certain variable annuity products with GMWB riders in the U.S. The Company has also assumed, through reinsurance from HLIKK, GMIB, GMWB and GMAB riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives are calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. For the years ended December 31, 2013, 2012 and 2011, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $492, $499 and $(156), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $28, $76 and $13 for the years ended December 31, 2013, 2012 and 2011. As of December 31, 2013 and 2012 the behavior risk margin was $32 and $77, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $11, $29 and $(18) for the years ended December 31, 2013, 2012 and 2011, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                      UNOBSERVABLE INPUTS
                                                                                       IMPACT OF INCREASE IN INPUT
                                                                                              ON FAIR VALUE
                                              MINIMUM              MAXIMUM                   MEASUREMENT (1)
---------------------------------------------------------------------------------------------------------------------
SIGNIFICANT UNOBSERVABLE INPUT
Withdrawal Utilization (2)                       20%                  100%                        Increase
Withdrawal Rates (2)                              0%                    8%                        Increase
Annuitization utilization (3)                     0%                  100%                        Increase
Lapse Rates (4)                                   0%                   75%                        Decrease
Reset Elections (5)                              20%                   75%                        Increase
Equity Volatility (6)                            10%                   50%                        Increase
                                                ---                  ----                       ----------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2013 and 2012, for the financial instruments classified as Level 3.

                                                      FIXED MATURITIES, AFS

                                  ABS           CDOS               CMBS             CORPORATE
------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2013                             $238           $723               $532              $1,340
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)    (12)            18                (14)                  6
 Included in OCI (3)                32            110                 53                  (4)
Purchases                           25             37                 37                  75
Settlements                         (6)          (113)               (89)               (112)
Sales                             (127)          (341)              (152)               (333)
Transfers into Level 3 (4)           3             23                 36                  99
Transfers out of Level 3 (4)       (45)           (29)               (43)               (281)
                                 -----          -----              -----              ------
  FAIR VALUE AS OF DECEMBER 31,
                           2013   $108           $428               $360                $790
                                 -----          -----              -----              ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)         $(7)          $ --                $(2)                $(7)
                                 -----          -----              -----              ------

                                        FIXED MATURITIES, AFS
                                       FOREIGN
                                     GOVT./GOVT.
                                       AGENCIES          MUNICIPAL
-------------------------------  -----------------------------------
ASSETS
Fair value as of January 1,
 2013                                     $34               $169
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)            (1)                --
 Included in OCI (3)                       (3)               (10)
Purchases                                  27                 --
Settlements                                (4)                --
Sales                                     (13)              (110)
Transfers into Level 3 (4)                 --                 --
Transfers out of Level 3 (4)               (2)                --
                                         ----              -----
  FAIR VALUE AS OF DECEMBER 31,
                           2013           $38                $49
                                         ----              -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)               $ --               $ --
                                         ----              -----

                                      FIXED MATURITIES, AFS
                                                   TOTAL FIXED        FIXED
                                                   MATURITIES,     MATURITIES,
                                      RMBS             AFS             FVO
-------------------------------  ----------------------------------------------
ASSETS
Fair value as of January 1,
 2013                                $1,133           $4,169           $199
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)          39               36             61
 Included in OCI (3)                     42              220             --
Purchases                                74              275             14
Settlements                            (134)            (458)            (2)
Sales                                  (355)          (1,431)           (94)
Transfers into Level 3 (4)               --              161              3
Transfers out of Level 3 (4)             (1)            (401)            (3)
                                     ------          -------          -----
  FAIR VALUE AS OF DECEMBER 31,
                           2013        $798           $2,571           $178
                                     ------          -------          -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)              $(1)            $(17)           $44
                                     ------          -------          -----

                                                                FREESTANDING DERIVATIVES (5)

                                           EQUITY
                                        SECURITIES,                                         INTEREST
                                            AFS         CREDIT             EQUITY             RATE
-------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013             $55           $4                $45               $(57)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)              (10)          (1)               (26)                 7
 Included in OCI (3)                           6           --                 --                 --
Purchases                                      7           --                  1                 --
Settlements                                   --           (1)                (7)                --
Sales                                         (2)          --                 --                 --
Transfers into Level 3 (4)                    --           --                 --                 --
Transfers out of Level 3 (4)                  (5)          --                (11)                26
                                            ----          ---               ----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013       $51           $2                 $2               $(24)
                                            ----          ---               ----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                   $(9)         $(1)              $(15)                $2
                                            ----          ---               ----              -----

                                                     FREESTANDING DERIVATIVES (5)
                                                                   U.S.
                                                U.S.               MACRO              INTL.
                                                GMWB               HEDGE             PROGRAM
                                               HEDGING            PROGRAM            HEDGING
--------------------------------------  -------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013                 $519               $286               $(75)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                  (372)              (191)                24
 Included in OCI (3)                               --                 --                 --
Purchases                                          --                 44                (25)
Settlements                                        (4)                --                 (9)
Sales                                              --                 --                 --
Transfers into Level 3 (4)                         --                 --                 (8)
Transfers out of Level 3 (4)                        3                 --                 32
                                                -----              -----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013           $146               $139               $(61)
                                                -----              -----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                      $(390)             $(187)             $(170)
                                                -----              -----              -----

                                           FREESTANDING DERIVATIVES (5)

                                               OTHER           TOTAL FREE-
                                              CONTRACT          STANDING
                                            DERIVATIVES        DERIVATIVES
--------------------------------------  -----------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013                $ --               $722
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                   --               (559)
 Included in OCI (3)                              --                 --
Purchases                                         --                 20
Settlements                                       --                (21)
Sales                                                                --
Transfers into Level 3 (4)                       (20)               (28)
Transfers out of Level 3 (4)                      20                 70
                                                ----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013          $ --               $204
                                                ----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                      $ --              $(761)
                                                ----              -----

                                                                       REINSURANCE
                                                                  RECOVERABLE FOR U.S.
                                                                          GMWB
                                           LIMITED PARTNERSHIPS         AND JAPAN
                                          AND OTHER ALTERNATIVE        GMWB, GMIB,          SEPARATE
                                               INVESTMENTS            AND GMAB (6)          ACCOUNTS
--------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2013                     $150                 $1,081               $583
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                        (5)                (1,856)                23
 Included in OCI (3)                                   --                     --                 --
Purchases                                              64                     --                250
Settlements                                            --                    310                 (2)
Sales                                                  (9)                    --                (88)
Transfers into Level 3 (4)                             --                     --                 45
Transfers out of Level 3 (4)                         (146)                    --                (74)
                                                ---------                -------              -----
      FAIR VALUE AS OF DECEMBER 31, 2013              $54                  $(465)              $737
                                                ---------                -------              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                            $(5)               $(1,856)               $21
                                                ---------                -------              -----

                                                   OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                             GUARANTEED                                   TOTAL OTHER
                                               LIVING            EQUITY LINKED         POLICYHOLDER FUNDS      CONSUMER
                                            BENEFITS (7)             NOTES             AND BENEFITS PAYAB        NOTES
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1, 2013               $(3,119)                $(8)                  $(3,127)              $(2)
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                 2,653                  (10)                   2,643                 --
 Included in OCI (3)                               --                   --                       --                 --
Settlements (8)                                  (110)                  --                     (110)                --
      FAIR VALUE AS OF DECEMBER 31, 2013        $(576)                $(18)                   $(594)               $(2)
                                               ------                 ----                   ------              -----
Changes in unrealized gains (losses)
 included in net income related
 to financial instruments still held at
 December 31, 2013 (2),(7)                     $2,653                 $(10)                  $2,643               $ --
                                               ------                 ----                   ------              -----

The tables below provide a fair value roll forward for the year ended December 31, 2012 for the financial instruments classified as Level 3.

                                                                     FIXED MATURITIES, AFS

                                                                                                                 FOREIGN
                                ABS             CDOS                  CMBS                CORPORATE            GOVT./GOVT.
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2012                           $317             $328                  $348                 $1,497                  $37
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                         (2)             (19)                  (41)                     2                   --
 Included in OCI (3)              45              134                    89                    (38)                   1
Purchases                         18               --                    18                    169                    9
Settlements                      (58)             (36)                 (111)                   (98)                  (4)
Sales                            (34)              (1)                 (109)                   (74)                 (11)
Transfers into Level 3 (4)        12              317                   422                    538                    2
Transfers out of Level 3 (4)     (60)              --                   (84)                  (656)                  --
                               -----            -----                 -----                 ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2012   $238             $723                  $532                 $1,340                  $34
                               -----            -----                 -----                 ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)       $(1)            $(11)                 $(17)                   $(7)                $ --
                               -----            -----                 -----                 ------                 ----

                                              FIXED MATURITIES, AFS
                                                                     TOTAL FIXED          FIXED
                                                                     MATURITIES,       MATURITIES,
                                  MUNICIPAL           RMBS               AFS               FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2012                                $382              $933             $3,842             $484
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                              (5)              (68)              (133)             106
 Included in OCI (3)                   34               298                563               --
Purchases                             174               289                677                1
Settlements                            --              (125)              (432)              (1)
Sales                                 (91)             (173)              (493)            (391)
Transfers into Level 3 (4)             --                 2              1,293               --
Transfers out of Level 3 (4)         (325)              (23)            (1,148)              --
                                    -----            ------            -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2012        $169            $1,133             $4,169             $199
                                    -----            ------            -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)            $(5)             $(11)              $(52)             $(7)
                                    -----            ------            -------            -----

                                                                     FREESTANDING DERIVATIVES (5)

                                        EQUITY
                                     SECURITIES,                                                  INTEREST
                                         AFS            CREDIT                EQUITY                RATE
------------------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2012                                     $56            $(489)                 $36                 $(91)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                   3              155                  (32)                   2
 Included in OCI (3)                       (3)              --                   --                   --
Purchases                                  11               --                   57                    1
Settlements                                --              338                  (16)                  --
Sales                                     (12)              --                   --                   --
Transfers out of Level 3 (4)               --               --                   --                   31
                                         ----            -----                 ----                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2012             $55               $4                  $45                 $(57)
                                         ----            -----                 ----                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)                 $2             $126                  $(8)                 $(1)
                                         ----            -----                 ----                 ----

                                                          FREESTANDING DERIVATIVES (5)
                                                          U.S.
                                    U.S.                  MACRO                INTL.               TOTAL FREE-
                                    GMWB                  HEDGE               PROGRAM               STANDING
                                   HEDGING               PROGRAM              HEDGING            DERIVATIVES (5)
-----------------------------  ----------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2012                                $883                  $357                 $(35)                  $661
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (431)                 (323)                 (83)                  (712)
 Included in OCI (3)                   --                    --                   --                     --
Purchases                              56                   252                  (60)                   306
Settlements                           (12)                   --                   95                    405
Sales                                  --                    --                   --                     --
Transfers out of Level 3 (4)           23                    --                    8                     62
                                    -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2012        $519                  $286                 $(75)                  $722
                                    -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)          $(425)                $(322)                $(85)                 $(715)
                                    -----                 -----                 ----                  -----

                                                                        REINSURANCE
                                                                   RECOVERABLE FOR U.S.
                                                                           GMWB
                                           LIMITED PARTNERSHIPS          AND JAPAN
                                           AND OTHER ALTERNATIVE        GMWB, GMIB,           SEPARATE
                                                INVESTMENTS          AND GMAB (6),(9)         ACCOUNTS
----------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                    $ --                   $3,073              $1,031
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                      (11)                  (2,373)                 37
 Included in OCI (3)                                  --                       --                  --
Purchases                                             26                       --                 252
Settlements                                           --                      381                  (1)
Sales                                                 --                       --                (476)
Transfers into Level 3 (4)                           135                       --                 443
Transfers out of Level 3 (4)                          --                       --                (703)
                                                   -----                  -------              ------
      FAIR VALUE AS OF DECEMBER 31, 2012            $150                   $1,081                $583
                                                   -----                  -------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                          $(11)                 $(2,373)                $28
                                                   -----                  -------              ------

                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                      TOTAL OTHER
                                    LIVING              EQUITY LINKED         POLICYHOLDER FUNDS        OTHER         CONSUMER
                               BENEFITS (7),(9)             NOTES            AND BENEFITS PAYABLE    LIABILITIES        NOTES
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2012                               $(5,776)                 $(9)                   $(5,785)              $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,920                    1                      2,921               (34)             2
 Included in OCI (3)                     --                   --                         --                --             --
Settlements (8)                        (263)                  --                       (263)               43             --
                                   --------                  ---                    -------              ----            ---
   FAIR VALUE AS OF DECEMBER
                    31, 2012        $(3,119)                 $(8)                   $(3,127)             $ --            $(2)
                                   --------                  ---                    -------              ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,920                   $1                     $2,921              $ --             $2
                                   --------                  ---                    -------              ----            ---

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $495 and $900 as of December 31, 2013 and 2012, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

(9) In 2012, ($231) and $264 were inappropriately presented as Included in OCI within the Reinsurance Recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB and Guaranteed Living Benefits, respectively. Amounts have been rescheduled to Included in Net Income. This change in presentation of this disclosure had no impact on the Company's net income or OCI.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities for which the FVO was elected in order to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company also elected the fair value option for certain consolidated VIE investment funds. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with accounting requirement for investment companies. The investment funds primarily hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                    2013              2012
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                           $(12)              $9
  CRE CDOs                                              14               64
  CMBS                                                  --               (2)
  Foreign government                                  (112)             (88)
  RMBS                                                  --                5
OTHER LIABILITIES
 Credit-linked notes                                    --              (34)
                                                   -------            -----
            TOTAL REALIZED CAPITAL GAINS (LOSSES)    $(110)            $(46)
                                                   -------            -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                          DECEMBER 31,          DECEMBER 31,
                                              2013                  2012
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                            $3                   $ --
  Corporate                                      84                    108
  CRE CDOs                                      167                    193
  CMBS                                            8                      4
  Foreign government                            494                    699
  Municipals                                      1                      1
  RMBS                                            9                      3
  U.S. government                                25                      2
                                             ------               --------
         TOTAL FIXED MATURITIES, FVO           $791                 $1,010
                                             ------               --------

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2013 and December 31, 2012 were as follows:

                                                                           DECEMBER 31, 2013              DECEMBER 31, 2012
                                                     FAIR VALUE
                                                     HIERARCHY           CARRYING            FAIR       CARRYING            FAIR
                                                       LEVEL              AMOUNT            VALUE        AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                          Level 3             1,416             1,476        1,951             2,112
 Mortgage loans                                        Level 3             3,470             3,519        4,935             5,109
                                                      --------            ------            ------       ------            ------
LIABILITIES
 Other policyholder funds and benefits payable
  (1)                                                  Level 3             8,955             9,153        9,318             9,668
 Consumer notes (2)                                    Level 3                82                82          159               159
                                                      --------            ------            ------       ------            ------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2013 or December 31, 2012.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                                2012
                                          2013              (BEFORE-TAX)            2011
-----------------------------------------------------------------------------------------------
Fixed maturities (1)                        $1,253              $1,953              $1,927
Equity securities, AFS                           8                  11                  10
Mortgage loans                                 172                 248                 206
Policy loans                                    82                 116                 128
Limited partnerships and other                 119                  85                 143
 alternative investments
Other investments (2)                          123                 199                 231
Investment expenses                            (76)                (77)                (73)
                                          --------            --------            --------
          TOTAL SECURITIES AFS AND OTHER     1,681               2,535               2,572
Equity securities, trading                       2                   1                  --
                                          --------            --------            --------
             TOTAL NET INVESTMENT INCOME    $1,683              $2,536              $2,572
                                          --------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.

The net unrealized gain on equity securities, trading, included in net investment income during the years ended December 31, 2013, 2012 and 2011, was $1, $0 and $1, respectively. These amounts were not included in net unrealized gains (losses) in the accompanying Consolidated Balance Sheets.

NET REALIZED CAPITAL GAINS (LOSSES)

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                                2012
                                          2013              (BEFORE-TAX)            2011
----------------------------------------------------------------------------------------------
Gross gains on sales (1)                    $2,196                 $478              $400
Gross losses on sales                         (700)                (278)             (200)
Net OTTI losses recognized in earnings         (45)                (255)             (125)
 (2)
Valuation allowances on mortgage loans          (1)                   4                25
Japanese fixed annuity contract hedges,          6                  (36)                3
 net (3)
Periodic net coupon settlements on              (3)                  (8)               --
 credit derivatives/Japan
Results of variable annuity hedge
 program
 U.S. GMWB derivatives, net                    262                  519              (397)
 U.S. macro hedge program                     (234)                (340)             (216)
                                          --------            ---------            ------
 Total U.S. program                             28                  179              (613)
International Program (4)                     (963)              (1,145)              639
                                          --------            ---------            ------
Total results of variable annuity hedge       (935)                (966)               26
 program
GMIB/GMAB/GMWB reinsurance                   1,107                1,233              (326)
Coinsurance and modified coinsurance        (1,405)              (1,901)              375
 reinsurance contracts
Other, net (5)                                 106                  248              (255)
                                          --------            ---------            ------
    NET REALIZED CAPITAL GAINS (LOSSES),      $326              $(1,481)             $(77)
                              BEFORE-TAX
                                          --------            ---------            ------

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses in the year ended December 31, 2013.

(2) Includes $173 of intent-to-sell impairments relating to the Retirement Plans and Individual Life businesses sold for the year ended December 31, 2012.

(3) Includes for the years ended December 31, 2013, 2012 and 2011, transactional foreign currency re-valuation related to the Japan fixed annuity product of $324, $245, and $(129) , respectively, as well as the change in value related to the derivative hedging instruments and the Japan government FVO securities of $(318), $(281), and $132, respectively.

(4) Includes $(55), $(66), and $0 of transactional foreign currency re-valuation for the years ended December 31, 2013, 2012 and 2011, respectively.

(5) For the years ended December 31, 2013 , 2012 and 2011, other, net gains and losses includes $295, $205 and $(119), respectively, of transactional foreign currency re-valuation primarily associated with the internal reinsurance of the Japan variable annuity business, of which a portion is offset within realized gains and losses by the change in value of the associated hedging derivatives. Also includes $71 and $110 of gains relating to Retirement Plans and Individual Life businesses sold for the years ended December 31, 2013 and 2012, respectively, as well as changes in value of non-qualifying derivatives.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $ 1.4 billion, $(55) and $75 for the years ended December 31, 2013 , 2012 and 2011, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2013           2012           2011
-------------------------------------------------------------------------------------
Fixed maturities, AFS
  Sale proceeds                            $19,190        $23,555        $19,861
  Gross gains (1)                            1,867            521            354
  Gross losses                                (421)          (270)          (205)
Equity securities, AFS
  Sale proceeds                                $81           $133           $147
  Gross gains                                  254             15             50
  Gross losses                                (263)            (5)            --

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses for the year ended December 31, 2013.

Sales of AFS securities in 2013 were primarily as a result of management of duration and liquidity as well as progress towards sector allocation objectives.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2013 , 2012 and 2011.

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                               2012
                                           2013            (BEFORE-TAX)            2011
-----------------------------------------------------------------------------------------------
Balance, beginning of period                $(813)            $(1,319)             $(1,598)
Additions for credit impairments
 recognized on (1):
 Securities not previously impaired           (14)                (27)                 (41)
 Securities previously impaired                (4)                (15)                 (47)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were sold
  during the period                           403                 543                  358
 Securities due to an increase in
  expected cash flows                          17                   5                    9
 Securities the Company made the
  decision to sell or more likely than
  not will be required to sell                  1                  --                 $ --
                                          -------            --------            ---------
                  BALANCE, END OF PERIOD    $(410)              $(813)             $(1,319)
                                          -------            --------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                          DECEMBER 31, 2013
                                        COST OR              GROSS               GROSS                                   NON-
                                       AMORTIZED           UNREALIZED         UNREALIZED             FAIR               CREDIT
                                         COST                GAINS              LOSSES               VALUE             OTTI (1)
---------------------------------------------------------------------------------------------------------------------------------
ABS                                      $1,172                 $13               $(56)              $1,129               $(2)
CDOs (2)                                  1,392                  98                (41)               1,448                --
CMBS                                      2,275                 106                (34)               2,347                (3)
Corporate                                15,913               1,196               (192)              16,917                (6)
Foreign govt./ govt.agencies              1,267                  27               (117)               1,177                --
Municipal                                   988                  26                (49)                 965                --
RMBS                                      2,419                  60                (48)               2,431                (3)
U.S. Treasuries                           1,762                   1                (14)               1,749                --
                                        -------              ------              -----              -------              ----
       TOTAL FIXED MATURITIES, AFS       27,188               1,527               (551)              28,163               (14)
Equity securities, AFS                      362                  35                (25)                 372                --
          TOTAL AFS SECURITIES (3)      $27,550              $1,562              $(576)             $28,535              $(14)
                                        -------              ------              -----              -------              ----

                                                                          DECEMBER 31, 2012
                                        COST OR              GROSS               GROSS                                   NON-
                                       AMORTIZED           UNREALIZED         UNREALIZED             FAIR               CREDIT
                                         COST                GAINS              LOSSES               VALUE             OTTI (1)
----------------------------------  ---------------------------------------------------------------------------------------------
ABS                                      $1,807                 $38              $(172)              $1,673               $(4)
CDOs (2)                                  2,236                  61               (117)               2,160                (4)
CMBS                                      3,757                 262               (107)               3,912                (7)
Corporate                                27,774               3,426               (221)              30,979               (19)
Foreign govt./ govt.agencies              1,369                 120                (29)               1,460                --
Municipal                                 1,808                 204                (14)               1,998                --
RMBS                                      4,590                 196               (115)               4,671               (28)
U.S. Treasuries                           2,412                 151                (12)               2,551                --
                                        -------              ------              -----              -------              ----
       TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)              49,404               (62)
Equity securities, AFS                      408                  28                (36)                 400                --
          TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)             $49,804              $(62)
                                        -------              ------              -----              -------              ----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2013 and 2012.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) As of December 31, 2012 Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2013
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
CONTRACTUAL MATURITY
One year or less                          $1,615                     $1,639
Over one year through five
 years                                     5,328                      5,535
Over five years through ten
 years                                     4,319                      4,481
Over ten years                             8,668                      9,153
                                       ---------                  ---------
Subtotal                                  19,930                     20,808
Mortgage-backed and
 asset-backed securities                   7,258                      7,355
                                       ---------                  ---------
    TOTAL FIXED MATURITIES, AFS          $27,188                    $28,163
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies, was the Government of Japan which represents $853 or 10% of stockholders' equity, and 2% of total invested assets as of December 31, 2013 . As of December 31, 2012, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2013, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, JPMorgan Chase & Co. and Goldman Sachs Group Inc. which each comprised less than 3% of total invested assets. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2013 were utilities, financial services, and commercial real estate which comprised approximately 9%, 8% and 7%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                DECEMBER 31, 2013
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
----------------------------------------------------------------------------------
ABS                                   $288              $286              $(2)
CDOs (1)                                64                63               (1)
CMBS                                   437               423              (14)
Corporate                            2,449             2,360              (89)
Foreign govt./govt.agencies            542               501              (41)
Municipal                              508               475              (33)
RMBS                                   922               909              (13)
U.S. Treasuries                      1,456             1,442              (14)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        6,666             6,459             (207)
Equity securities, AFS                  77                73               (4)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION       $6,743            $6,532            $(211)
                                    ------            ------            -----

                                                  DECEMBER 31, 2013
                                                     12 MONTHS OR MORE
                                       AMORTIZED            FAIR          UNREALIZED
                                          COST             VALUE            LOSSES
-----------------------------  --------------------------------------------------------
ABS                                        $418              $364             $(54)
CDOs (1)                                  1,185             1,144              (40)
CMBS                                        392               372              (20)
Corporate                                   799               696             (103)
Foreign govt./govt.agencies                 303               227              (76)
Municipal                                    99                83              (16)
RMBS                                        475               440              (35)
U.S. Treasuries                              --                --               --
                                         ------            ------            -----
  TOTAL FIXED MATURITIES, AFS             3,671             3,326             (344)
Equity securities, AFS                      135               114              (21)
                                         ------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION            $3,806            $3,440            $(365)
                                         ------            ------            -----

                                                   DECEMBER 31, 2013
                                                           TOTAL
                                        AMORTIZED            FAIR          UNREALIZED
                                          COST              VALUE            LOSSES
-----------------------------  ---------------------------------------------------------
ABS                                         $706              $650             $(56)
CDOs (1)                                   1,249             1,207              (41)
CMBS                                         829               795              (34)
Corporate                                  3,248             3,056             (192)
Foreign govt./govt.agencies                  845               728             (117)
Municipal                                    607               558              (49)
RMBS                                       1,397             1,349              (48)
U.S. Treasuries                            1,456             1,442              (14)
                                         -------            ------            -----
  TOTAL FIXED MATURITIES, AFS             10,337             9,785             (551)
Equity securities, AFS                       212               187              (25)
                                         -------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION            $10,549            $9,972            $(576)
                                         -------            ------            -----

                                                    DECEMBER 31, 2012
                                                   LESS THAN 12 MONTHS
                                       AMORTIZED            FAIR          UNREALIZED
                                          COST             VALUE            LOSSES
--------------------------------------------------------------------------------------
ABS                                         $77               $76             $(1)
CDOs (1)                                      5                 5              --
CMBS                                        192               179             (13)
Corporate (1)                               614               578             (36)
Foreign govt./govt.agencies                 318               290             (28)
Municipal                                    65                62              (3)
RMBS                                        322               321              (1)
U.S. Treasuries                             384               372             (12)
                                         ------            ------            ----
       TOTAL FIXED MATURITIES, AFS        1,977             1,883             (94)
Equity securities, AFS                        9                 9              --
                                         ------            ------            ----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION       $1,986            $1,892            $(94)
                                         ------            ------            ----

                                                       DECEMBER 31, 2012
                                                          12 MONTHS OR MORE
                                            AMORTIZED            FAIR          UNREALIZED
                                               COST             VALUE            LOSSES
----------------------------------  --------------------------------------------------------
ABS                                             $787              $616            $(171)
CDOs (1)                                       1,640             1,515             (117)
CMBS                                             795               701              (94)
Corporate (1)                                  1,339             1,154             (185)
Foreign govt./govt.agencies                        7                 6               (1)
Municipal                                         98                87              (11)
RMBS                                             750               636             (114)
U.S. Treasuries                                   --                --               --
                                              ------            ------            -----
       TOTAL FIXED MATURITIES, AFS             5,416             4,715             (693)
Equity securities, AFS                           172               136              (36)
                                              ------            ------            -----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION            $5,588            $4,851            $(729)
                                              ------            ------            -----

                                                       DECEMBER 31, 2012
                                                                TOTAL
                                            AMORTIZED            FAIR          UNREALIZED
                                               COST             VALUE            LOSSES
----------------------------------  --------------------------------------------------------
ABS                                             $864              $692            $(172)
CDOs (1)                                       1,645             1,520             (117)
CMBS                                             987               880             (107)
Corporate (1)                                  1,953             1,732             (221)
Foreign govt./govt.agencies                      325               296              (29)
Municipal                                        163               149              (14)
RMBS                                           1,072               957             (115)
U.S. Treasuries                                  384               372              (12)
                                              ------            ------            -----
       TOTAL FIXED MATURITIES, AFS             7,393             6,598             (787)
Equity securities, AFS                           181               145              (36)
                                              ------            ------            -----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION            $7,574            $6,743            $(823)
                                              ------            ------            -----

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2013, AFS securities in an unrealized loss position, comprised of 1,007 securities, primarily related to corporate securities and foreign government and government agencies, which are depressed due to an increase in interest rates since the securities were purchased and/or declines in the value of the currency in which the assets are denominated. As of December 31, 2013, 89% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2013 was primarily attributable to realized capital losses as a result of portfolio management activity, partially offset by an increase in interest rates.

Most of the securities depressed for twelve months or more relate to certain floating rate corporate securities with greater than 10 years to maturity concentrated in the financial services sector, foreign government and government agencies, as well as structured securities with exposure to commercial and residential real estate. Although credit spreads have tightened during 2013, current market spreads continue to be wider than spreads at the securities' respective purchase dates for structured securities with exposure to commercial and residential real estate largely due to the economic and market uncertainties regarding future performance of certain commercial and residential real estate backed securities. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                               DECEMBER 31, 2013
                                            AMORTIZED              VALUATION              CARRYING
                                            COST (1)               ALLOWANCE                VALUE
-------------------------------------------------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE LOANS (2)        $3,482                  $(12)                 $3,470
                                             -------                 -----                 -------

                                                               DECEMBER 31, 2012
                                            AMORTIZED              VALUATION              CARRYING
                                            COST (1)               ALLOWANCE                VALUE
--------------------------------------  ---------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE LOANS (2)        $4,949                  $(14)                 $4,935
                                             -------                 -----                 -------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) As of December 31, 2012 includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

As of December 31, 2013 and 2012, the carrying value of mortgage loans associated with the valuation allowance was $86 and $189, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $53 and $3, respectively, as of December 31, 2013 and $47 and $3, respectively, as of December 31, 2012. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2013, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                              FOR THE YEARS ENDED
                                                                 DECEMBER 31,
                                               2013                  2012                  2011
-----------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (14)                $ (23)                $ (62)
(Additions)/Reversals                             (2)                    4                    25
Deductions                                         4                     5                    14
                                               -----                 -----                 -----
BALANCE AS OF DECEMBER 31                       $(12)                 $(14)                 $(23)
                                               -----                 -----                 -----

The weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 57% as of December 31, 2013, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.23x as of December 31, 2013. As of December 31, 2013, the Company held no delinquent commercial mortgage loans past due by 90 days or more. The Company held only one delinquent commercial mortgage loan past due by 90 days or more as of December 31, 2012. The carrying value and valuation allowance of this loan totaled $32 and $0, respectively, and was not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2013                                DECEMBER 31, 2012
                                      CARRYING                                         CARRYING
                                       VALUE                AVG. DEBT-SERVICE           VALUE                AVG. DEBT-SERVICE
---------------------------------------------------------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                           $35                     1.15x                   $137                     0.89x
65% - 80%                                  777                     1.94x                  1,717                     2.27x
Less than 65%                            2,658                     2.34x                  3,081                     2.44x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $3,470                     2.23X                 $4,935                     2.34X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                           DECEMBER 31, 2013                         DECEMBER 31, 2012
                                     CARRYING              PERCENT OF          CARRYING              PERCENT OF
                                      VALUE                   TOTAL             VALUE                   TOTAL
------------------------------------------------------------------------------------------------------------------
East North Central                        $79                   2.3%                $97                   2.0%
Middle Atlantic                           255                   7.3%                370                   7.5%
Mountain                                   40                   1.2%                 62                   1.3%
New England                               163                   4.7%                231                   4.7%
Pacific                                 1,019                  29.4%              1,504                  30.5%
South Atlantic                            548                  15.8%              1,012                  20.5%
West North Central                         17                   0.5%                 16                   0.3%
West South Central                        144                   4.1%                234                   4.7%
Other (1)                               1,205                  34.7%              1,409                  28.5%
                                     --------                 -----            --------                 -----
          TOTAL MORTGAGE LOANS         $3,470                   100%             $4,935                   100%
                                     --------                 -----            --------                 -----

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                           DECEMBER 31, 2013                         DECEMBER 31, 2012
                                     CARRYING              PERCENT OF          CARRYING              PERCENT OF
                                      VALUE                   TOTAL             VALUE                   TOTAL
------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                             $93                   2.7%               $109                   2.2%
 Industrial                             1,182                  34.1%              1,519                  30.8%
 Lodging                                   27                   0.8%                 81                   1.6%
 Multifamily                              576                  16.6%                869                  17.6%
 Office                                   723                  20.8%              1,120                  22.7%
 Retail                                   745                  21.5%              1,047                  21.2%
 Other                                    124                   3.5%                190                   3.9%
                                     --------                 -----            --------                 -----
          TOTAL MORTGAGE LOANS         $3,470                   100%             $4,935                   100%
                                     --------                 -----            --------                 -----

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral or investment manager and as an investor through normal investment activities, as well as a means of accessing capital through a contingent capital facility. For further information on the facility, see Note 10 -- Debt of Notes to Consolidated Financial Statements.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment.

                                                     DECEMBER 31, 2013
                                                                                 MAXIMUM
                                    TOTAL                  TOTAL               EXPOSURE TO
                                    ASSETS            LIABILITIES (1)            LOSS (2)
---------------------------------------------------------------------------------------------
CDOs (3)                               $12                   $13                    $ --
Investment funds (4)                   134                    20                     119
Limited partnerships                     4                     2                       2
                                    ------                  ----                  ------
                        TOTAL         $150                   $35                    $121
                                    ------                  ----                  ------

                                                      DECEMBER 31, 2012
                                                                                   MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------  ----------------------------------------------------------------
CDOs (3)                               $89                     $88                      $7
Investment funds (4)                   132                      20                     110
Limited partnerships                     6                       3                       3
                                    ------                  ------                  ------
                        TOTAL         $227                    $111                    $120
                                    ------                  ------                  ------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company' s investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO, short-term investments, and equity, AFS in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2013 and 2012. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

REPURCHASE AND DOLLAR ROLL AGREEMENTS AND OTHER COLLATERAL TRANSACTIONS

The Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. Repurchase agreements include master netting provisions that provide the counterparties the right to set off claims and apply securities held by them in respect of their obligations in the event of a default. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

As of December 31, 2013, the Company has no outstanding repurchase agreements or dollar roll transactions. As of December 31, 2012, the Company reported financial collateral pledged relating to repurchase agreements of $923 in fixed maturities, AFS on the Consolidated Balance sheets. The Company reported a corresponding obligation to repurchase these securities of $923 in other liabilities on the Consolidated Balance sheets. With respect to dollar roll transactions, the Company reported financial collateral pledged with a fair value of $692 in fixed maturities, AFS with a corresponding obligation to repurchase $692 reported in other liabilities, as of December 31, 2012.

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2013 and 2012 the fair value of securities on deposit was approximately $13 and $14, respectively.

Refer to Derivative Collateral Arrangements section of this note for disclosure of collateral in support of derivative transactions.

EQUITY METHOD INVESTMENTS

The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"), are accounted for under the equity method of accounting. The Company's maximum exposure to loss as of December 31, 2013 is limited to the total carrying value of $0.9 billion. In addition, the Company has outstanding commitments totaling approximately $223, to fund limited partnership and other alternative investments as of December 31, 2013. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2013, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $77.2 billion and $75.3 billion as of December 31, 2013 and 2012, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $10.7 billion and $9.6 billion as of December 31, 2013 and 2012, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.8 billion, $0.9 billion and $1.2 billion for the periods ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $7.1 billion, $6.5 billion, and $8.1 billion for the periods ended December 31, 2013, 2012 and 2011, respectively. As of, and for the period ended, December 31, 2013, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities, or liabilities, denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company may use interest rate swaps, swaptions, caps, floors and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2013 and 2012 the notional amount of interest rate swaps in offsetting relationships was $4.5 billion and $5.1 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

The Company formerly offered certain variable annuity products with a guaranteed minimum income benefit ("GMIB") rider through a wholly-owned Japanese subsidiary. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

The Company formerly offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT CONTRACTS

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company has entered into equity index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivatives") that has a notional value equal to the guaranteed remaining balance ("GRB"). The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives ("U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                   NOTIONAL AMOUNT                                   FAIR VALUE
                                       DECEMBER 31,              DECEMBER 31,         DECEMBER 31,               DECEMBER 31,
                                           2013                      2012                 2013                       2012
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                            $7,839                    $7,787                $74                       $238
Equity swaps, options, and futures           4,237                     5,130                 44                        267
Interest rate swaps and futures              6,615                     5,705                (77)                        67
                                         ---------                 ---------              -----                     ------
                             TOTAL         $18,691                   $18,622                $41                       $572
                                         ---------                 ---------              -----                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                     DECEMBER 31,               DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                         2013                       2012                  2013                       2012
---------------------------------------------------------------------------------------------------------------------------------
Equity options and swaps                  9,934                      7,442                  139                        286
                                       --------                   --------               ------                     ------
                          TOTAL          $9,934                     $7,442                 $139                       $286
                                       --------                   --------               ------                     ------

INTERNATIONAL PROGRAM

The Hartford formerly offered certain variable annuity products in Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company has reinsured certain of these GMWB and GMAB riders from an affiliate. See Note 13 -- Transactions with Affiliates for further discussion.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. During 2013, the Company expanded its hedging program to substantially reduce equity and foreign currency exchange risk. The program is primarily focused on the risks that have been reinsured to the Company's U.S. legal entities although certain hedges, predominantly options, are also held directly in HLIKK. The hedging derivatives collectively held in these entities are comprised of equity futures, options, swaps and currency forwards and options to hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan.

The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

The following table represents notional and fair value for the international program hedging instruments.

                                                    NOTIONAL AMOUNT                                   FAIR VALUE
                                         DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                             2013                      2012                 2013                     2012
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                              350                        350                 5                         28
Currency forwards (1)                         8,778                      9,327                24                        (87)
Currency options                              8,408                      9,710               (58)                       (49)
Equity futures                                  999                      1,206                --                         --
Equity options                                1,022                      2,621               (63)                      (105)
Equity swaps                                  3,830                      2,683               (95)                       (12)
Customized swaps                                 --                        899                --                        (11)
Interest rate futures                           566                        634                --                         --
Interest rate swaps and swaptions            33,072                     21,018               160                        131
                                           --------                  ---------              ----                    -------
                              TOTAL         $57,025                    $48,448              $(27)                     $(105)
                                           --------                  ---------              ----                    -------

(1) As of December 31, 2013 and 2012 net notional amounts are $(1.6) billion and $0.1 billion, respectively, which include $3.6 billion and $4.7 billion, respectively, related to long positions and $5.2 billion and $4.6 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

As a reinsurer, the Company assumes the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

As of December 31, 2013 the Company had approximately $1.3 billion of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business structured as a reinsurance transaction. The assets are held in a trust established by the Company. The Company pays or receives cash quarterly to settle the results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value due to interest rate and credit risks of these assets. The notional amounts of the reinsurance contracts are the invested assets supporting the reinsured reserves and are carried at fair value.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The following table summarizes the balance sheet classification of the Company's derivative related fair value amounts as well as the gross asset and liability fair value amounts. For reporting purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The fair value amounts presented below do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk. In addition, the tables below exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

                                                         NET DERIVATIVES
                                           NOTIONAL AMOUNT                 FAIR VALUE
                                       Dec31,          Dec31,         Dec31,        Dec31,
HEDGE DESIGNATION/ DERIVATIVE TYPE      2013            2012           2013          2012
------------------------------------------------------------------------------------------------
CASH FLOW HEDGES
 Interest rate swaps                     $3,215          $3,863           $16          $167
 Foreign currency swaps                     143             163            (5)          (17)
                                      ---------       ---------       -------       -------
              TOTAL CASH FLOW HEDGES      3,358           4,026            11           150
                                      ---------       ---------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                      1,261             753           (24)          (55)
 Foreign currency swaps                      --              40            --            16
                                      ---------       ---------       -------       -------
             TOTAL FAIR VALUE HEDGES      1,261             793           (24)          (39)
                                      ---------       ---------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures              4,633          13,432          (368)         (363)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 118             182            (4)           (9)
  Japan 3Win foreign currency swaps       1,571           1,816          (354)         (127)
  Japanese fixed annuity hedging
   instruments                            1,436           1,652            (6)          224
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                        243           1,539            (4)           (5)
  Credit derivatives that assume
   credit risk (1)                        1,507           1,981            27            (8)
  Credit derivatives in offsetting
   positions                              3,501           5,341            (3)          (22)
 EQUITY CONTRACTS
  Equity index swaps and options            131             791            (2)           35
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)       21,512          28,868           (36)       (1,249)
  U.S. GMWB reinsurance contracts         4,508           5,773            29           191
  U.S. GMWB hedging instruments          18,691          18,622            41           572
  U.S. macro hedge program                9,934           7,442           139           286
  International program product
   derivatives (2)                           --           1,876            --           (42)
  International program hedging
   instruments                           57,025          48,448           (27)         (105)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             11,999          18,287          (540)       (1,827)
  Coinsurance and modified
   coinsurance reinsurance contracts     29,423          44,985          (427)          890
                                      ---------       ---------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES    166,232         201,035        (1,535)       (1,559)
                                      ---------       ---------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES   $170,851        $205,854       $(1,548)      $(1,448)
                                      ---------       ---------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                       $196            $416           $(1)         $(20)
 Other investments                       40,564          37,809           272           581
 Other liabilities                       62,590          67,765          (825)           38
 Consumer notes                               9              26            (2)           (2)
 Reinsurance recoverable                 33,931          47,430          (398)        1,081
 Other policyholder funds and
  benefits payable                       33,561          52,408          (594)       (3,126)
                                      ---------       ---------       -------       -------
                   TOTAL DERIVATIVES   $170,851        $205,854       $(1,548)      $(1,448)
                                      ---------       ---------       -------       -------

                                                 ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                    FAIR VALUE                                FAIR VALUE
                                          Dec 31,                Dec 31,            Dec31,                  Dec31,
HEDGE DESIGNATION/ DERIVATIVE TYPE          2013                   2012              2013                    2012
------------------------------------  ----------------------------------------------------------------------------------
CASH FLOW HEDGES
 Interest rate swaps                          $49                   $167               $(33)                   $ --
 Foreign currency swaps                         2                      3                 (7)                    (20)
                                           ------                 ------            -------                 -------
              TOTAL CASH FLOW HEDGES           51                    170                (40)                    (20)
                                           ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                            2                     --                (26)                    (55)
 Foreign currency swaps                        --                     16                 --                      --
                                           ------                 ------            -------                 -------
             TOTAL FAIR VALUE HEDGES            2                     16                (26)                    (55)
                                           ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  123                    436               (491)                   (799)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     6                      5                (10)                    (14)
  Japan 3Win foreign currency swaps            --                     --               (354)                   (127)
  Japanese fixed annuity hedging
   instruments                                 88                    228                (94)                     (4)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                           --                      3                 (4)                     (8)
  Credit derivatives that assume
   credit risk (1)                             28                     17                 (1)                    (25)
  Credit derivatives in offsetting
   positions                                   35                     56                (38)                    (78)
 EQUITY CONTRACTS
  Equity index swaps and options               18                     45                (20)                    (10)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --                (36)                 (1,249)
  U.S. GMWB reinsurance contracts              29                    191                 --                      --
  U.S. GMWB hedging instruments               333                    743               (292)                   (171)
  U.S. macro hedge program                    178                    356                (39)                    (70)
  International program product
   derivatives (2)                             --                     --                 --                     (42)
  International program hedging
   instruments                                649                    657               (676)                   (762)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --               (540)                 (1,827)
  Coinsurance and modified
   coinsurance reinsurance contracts          383                  1,566               (810)                   (676)
                                           ------                 ------            -------                 -------
     TOTAL NON-QUALIFYING STRATEGIES        1,870                  4,303             (3,405)                 (5,862)
                                           ------                 ------            -------                 -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES       $1,923                 $4,489            $(3,471)                $(5,937)
                                           ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --                $(1)                   $(20)
 Other investments                            721                  1,049               (449)                   (468)
 Other liabilities                            789                  1,683             (1,614)                 (1,645)
 Consumer notes                                --                     --                 (2)                     (2)
 Reinsurance recoverable                      413                  1,757               (811)                   (676)
 Other policyholder funds and
  benefits payable                             --                     --               (594)                 (3,126)
                                           ------                 ------            -------                 -------
                   TOTAL DERIVATIVES       $1,923                 $4,489            $(3,471)                $(5,937)
                                           ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2012 was primarily due to the following:

- The decrease in notional amount of non-qualifying interest rate contracts primarily resulted from the termination of interest rate swaptions purchased during the third quarter of 2012 designed to hedge the interest rate risk of the securities being transferred related to the sale of the Retirement Plan business segment.

- The decrease in notional amount related to the U.S. GMWB product derivatives was primarily driven by product lapses and partial withdrawals.

- The decrease in notional amount related to the international program product derivatives was due to the GWMB embedded derivative disposed of as part of the sale of HLIL. For additional information on the sale agreement, refer to
    Note 2 -- Business Dispositions of Notes to Consolidated Financial
    Statements.

- The decrease in notional amount of coinsurance and modified coinsurance reinsurance contracts primarily resulted from policyholder surrender activity and the termination of embedded derivatives as part of Individual Life and Retirement Plans business dispositions. For additional information on the sale agreement, refer to Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

- The decrease in notional amount of GMAB, GMWB, and GMIB reinsurance contracts was primarily driven by policyholder surrender activity.

- The increase in notional amount related to the international program hedging instruments resulted from the Company expanding its hedging program related to international product program guarantees from the business reinsured from HLIKK in the first quarter of 2013.

CHANGE IN FAIR VALUE

The net decrease in the total fair value of derivative instruments since December 31, 2012 was primarily related to the following:

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to a depreciation of the Japanese yen in relation to the U.S. dollar.

- The fair value related to the cash flow hedging interest rate swaps decreased primarily due to an increase in U.S. interest rates.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates, and volatility. For a discussion related to the reinsurance agreement refer to Note 13 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contracts as well as policyholder surrender activity. For a discussion related to the reinsurance agreement refer to
    Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The fair value associated with the international program hedging instruments decreased primarily due to an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The increase in fair value related to the combined U.S. GMWB hedging program, which includes the U.S. GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

OFFSETTING OF DERIVATIVE ASSETS/LIABILITIES

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described above. Also included in the tables are financial collateral receivables and payables, which is contractually permitted to be offset upon an event of default, although is disallowed for offsetting under U.S. GAAP.

                            AS OF DECEMBER 31, 2013

                                         (I)                     (II)
                                  GROSS AMOUNTS OF          GROSS AMOUNTS
                                     RECOGNIZED       OFFSET IN THE STATEMENT OF
                                       ASSETS             FINANCIAL POSITION
--------------------------------------------------------------------------------
DESCRIPTION
 Other investments                      $1,510                  $1,290
                                       -------                 -------

                                            (III) = (I) - (II)
                                 NET AMOUNTS PRESENTED IN THE
                                 STATEMENT OF FINANCIAL POSITION
                                                      ACCRUED INTEREST AND
                                   DERIVATIVE           CASH COLLATERAL
                                   ASSETS (1)             RECEIVED (2)
-------------------------------  -----------------------------------------
DESCRIPTION
 Other investments                    $272                    $(52)
                                      ----                    ----

                                                 (IV)
                                  COLLATERAL DISALLOWED FOR OFFSET IN
                                  THE STATEMENT OF FINANCIAL POSITION   (V) = (III) - (IV)

                                         FINANCIAL COLLATERAL
                                             RECEIVED (4)                   NET AMOUNT
-------------------------------  ---------------------------------------------------------
DESCRIPTION
 Other investments                               $121                          $99
                                                 ----                          ---

                                         GROSS AMOUNTS OF         GROSS AMOUNTS
                                            RECOGNIZED      OFFSET IN THE STATEMENT OF     DERIVATIVE
                                           LIABILITIES          FINANCIAL POSITION      LIABILITIES (3)
--------------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                            $(2,063)                $(1,308)                $(825)
                                             --------                --------                ------

                                         ACCRUED INTEREST AND
                                           CASH COLLATERAL       FINANCIAL COLLATERAL
                                             PLEDGED (3)             PLEDGED (4)         NET AMOUNT
--------------------------------------  -------------------------------------------------------------
DESCRIPTION
 Other liabilities                               $70                    $(826)               $71
                                                 ---                    -----                ---

                            AS OF DECEMBER 31, 2012

                                        (I)                      (II)
                                  GROSS AMOUNTS OF          GROSS AMOUNTS
                                     RECOGNIZED       OFFSET IN THE STATEMENT OF
                                       ASSETS             FINANCIAL POSITION
---------------------------------------------------------------------------------
DESCRIPTION
 Other investments                     $2,732                   $2,238
                                       ------                  -------

                                            (III) = (I) - (II)
                                 NET AMOUNTS PRESENTED IN THE
                                 STATEMENT OF FINANCIAL POSITION
                                                      ACCRUED INTEREST AND
                                   DERIVATIVE           CASH COLLATERAL
                                   ASSETS (1)             RECEIVED (2)
-------------------------------  -----------------------------------------
DESCRIPTION
 Other investments                    $581                    $(87)
                                      ----                    ----

                                                (IV)
                                 COLLATERAL DISALLOWED FOR OFFSET IN
                                 THE STATEMENT OF FINANCIAL POSITION  (V) = (III) - (IV)

                                        FINANCIAL COLLATERAL
                                            RECEIVED (4)                  NET AMOUNT
-------------------------------  -------------------------------------------------------
DESCRIPTION
 Other investments                              $490                          $4
                                                ----                         ---

                                         GROSS AMOUNTS OF           GROSS AMOUNTS
                                            RECOGNIZED        OFFSET IN THE STATEMENT OF      DERIVATIVE
                                            LIABILITIES           FINANCIAL POSITION        LIABILITIES (3)
------------------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                            $(2,113)                 $(1,759)                   $38
                                              -------                   ------                   ----

                                        ACCRUED INTEREST AND
                                           CASH COLLATERAL      FINANCIAL COLLATERAL
                                             PLEDGED (3)            PLEDGED (4)          NET AMOUNT
--------------------------------------  -------------------------------------------------------------
DESCRIPTION
 Other liabilities                              $(392)                 $(300)               $(54)
                                                -----                  -----                ----

(1)  Included in other investments in the Company's Consolidated Balance Sheets.

(2) Included in other assets in the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

(3) Included in other liabilities in the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

(4) Excludes collateral associated with exchange-traded derivatives instruments.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                 GAIN (LOSS) RECOGNIZED IN OCI
                               ON DERIVATIVE (EFFECTIVE PORTION)
                            2013              2012              2011
--------------------------------------------------------------------------
Interest rate swaps          $(158)             $26              $245
Foreign currency swaps          12              (18)               (5)
                           -------            -----            ------
                    TOTAL    $(146)              $8              $240
                           -------            -----            ------

                                     NET REALIZED CAPITAL GAINS (LOSSES)
                                           RECOGNIZED IN INCOME ON
                                       DERIVATIVE (INEFFECTIVE PORTION)
                                2013                 2012                 2011
-------------------------  --------------------------------------------------------
Interest rate swaps              $(2)                $ --                  $(2)
Foreign currency swaps            --                   --                   --
                                ----                 ----                 ----
                    TOTAL        $(2)                $ --                  $(2)
                                ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                            GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                             INTO INCOME (EFFECTIVE PORTION)
                                                                                          2013         2012             2011
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                                  Net realized capital gains (losses)    $70          $85              $6
Interest rate swaps                                         Net investment income (loss)     57           97              77
Foreign currency swaps                               Net realized capital gains (losses)      4           (4)             (1)
                                                                                         ------       ------            ----
                                                                                  TOTAL    $131         $178             $82
                                                                                         ------       ------            ----

As of December 31, 2013, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $ 46. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows.

During the year ended December 31, 2013 , the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2012 , the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $ 91 which primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual Life and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2. For the year ended December 31, 2011, the Company had no net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                               GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                       2013                                       2012
                                                                HEDGED                                      HEDGED
                                         DERIVATIVE              ITEM               DERIVATIVE               ITEM
---------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)         $27                  $(24)                  $(3)                 $(3)
Foreign currency swaps
 Net realized capital gains (losses)           1                    (1)                   (7)                   7
 Benefits, losses and loss adjustment
  expenses                                    (2)                    2                    (6)                   6
                                             ---                 -----                 -----                 ----
                                 TOTAL       $26                  $(23)                 $(16)                 $10
                                             ---                 -----                 -----                 ----

                                        GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                        2011
                                                                  HEDGED
                                          DERIVATIVE               ITEM
--------------------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(58)                 $54
Foreign currency swaps
 Net realized capital gains (losses)            (1)                   1
 Benefits, losses and loss adjustment
  expenses                                     (22)                  22
                                             -----                 ----
                                 TOTAL        $(81)                 $77
                                             -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                            DECEMBER 31,
                                                 2013            2012           2011
------------------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors, and
  forwards                                           $(5)            $26          $20
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards                   4              10            1
 Japan 3Win foreign currency swaps (1)              (268)           (300)          31
 Japanese fixed annuity hedging instruments
  (2)                                               (207)           (178)         109
CREDIT CONTRACTS
 Credit derivatives that purchase credit
  protection                                         (20)            (19)          (8)
 Credit derivatives that assume credit risk           46             204         (141)
EQUITY CONTRACTS
 Equity index swaps and options                      (22)            (31)         (67)
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives                     1,306           1,430         (780)
 U.S. GMWB reinsurance contracts                    (192)           (280)         131
 U.S. GMWB hedging instruments                      (852)           (631)         252
 U.S. macro hedge program                           (234)           (340)        (216)
 International program hedging instruments          (963)         (1,145)         639
OTHER
 GMAB, GMWB, and GMIB reinsurance contracts        1,107           1,233         (326)
 Coinsurance and modified coinsurance
  reinsurance contracts                           (1,405)         (1,901)         375
                                               ---------       ---------       ------
                                    TOTAL (3)    $(1,705)        $(1,922)         $20
                                               ---------       ---------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $250, $189 and $(100) for the years ended December 31, 2013, 2012 and 2011, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $324, $245 and $(129) for the years ended December 31, 2013, 2012, and 2011, respectively.

(3) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

For the year ended December 31, 2013 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japanese fixed annuity hedging instruments and the Japan 3Win foreign currency swaps was primarily due to a depreciation of the Japanese yen in relation to the U.S. dollar.

- The net loss on the U.S. macro hedge program was primarily due to an improvement in domestic equity markets, an increase in interest rates and a decline in equity volatility.

For the year ended December 31, 2012 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

Refer to Note 12 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2013 and 2012.

                            AS OF DECEMBER 31, 2013

                                                             WEIGHTED
                                                             AVERAGE
                         NOTIONAL           FAIR             YEARS TO
                        AMOUNT (2)          VALUE            MATURITY
--------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade
  risk exposure             $735               $6             2 years
 Below investment
  grade risk
  exposure                    24               --              1 year
Basket credit
 default swaps (4)
 Investment grade
  risk exposure            1,912               25             3 years
 Below investment
  grade risk
  exposure                    87                8             5 years
 Investment grade
  risk exposure              235               (5)            3 years
 Below investment
  grade risk
  exposure                   115              (18)            3 years
Embedded credit
 derivatives
 Investment grade
  risk exposure              150              145             3 years
                          ------            -----            --------
          TOTAL (5)       $3,258             $161
                          ------            -----


                               UNDERLYING REFERENCEDVERAGE          OFFSETTING
                              CREDIT OBLIGATION(S) (1)EDIT           NOTIONAL         OFFSETTING
                            TYPE                    RATING          AMOUNT (3)      FAIR VALUE (3)
-------------------  ------------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade      Corporate Credit/
  risk exposure             Foreign Gov.                 A              $592              $(4)
 Below investment
  grade risk
  exposure              Corporate Credit               CCC                25               --
Basket credit
 default swaps (4)
 Investment grade
  risk exposure         Corporate Credit              BBB+               784              (10)
 Below investment
  grade risk
  exposure              Corporate Credit               BB-                --               --
 Investment grade
  risk exposure              CMBS Credit                 A               235                5
 Below investment
  grade risk
  exposure                   CMBS Credit                B-               115               18
Embedded credit
 derivatives
 Investment grade
  risk exposure         Corporate Credit              BBB+                --               --
                     -------------------            ------            ------             ----
          TOTAL (5)                                                   $1,751               $9
                                                                      ------             ----

                            AS OF DECEMBER 31, 2012

                                                                            UNDERLYING REFERENCED
                                                                           CREDIT OBLIGATION(S) (1)
                                                            WEIGHTED
                                                             AVERAGE
                         NOTIONAL           FAIR            YEARS TO
                        AMOUNT (2)          VALUE           MATURITY              TYPE
---------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade         $1,787               $8            3 years         Corporate Credit/
  risk exposure                                                                   Foreign Gov.
 Below investment            114               (1)            1 year          Corporate Credit
  grade risk
  exposure
Basket credit
 default swaps (4)
 Investment grade          2,074               11            2 years          Corporate Credit
  risk exposure
 Investment grade            237              (12)           4 years               CMBS Credit
  risk exposure
 Below investment            115              (27)           4 years               CMBS Credit
  grade risk
  exposure
Embedded credit
 derivatives
 Investment grade            325              296            4 years          Corporate Credit
  risk exposure
                          ------            -----            -------       -------------------
          TOTAL (5)       $4,652             $275
                          ------            -----

                     UNDERLYING REFERENCED
                   CREDIT OBLIGATION(S) (1)

                         AVERAGE          OFFSETTING
                          CREDIT           NOTIONAL         OFFSETTING
                          RATING          AMOUNT (3)      FAIR VALUE (3)
-------------------  ----------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade              A              $878             $(19)
  risk exposure
 Below investment             B+               114               (3)
  grade risk
  exposure
Basket credit
 default swaps (4)
 Investment grade           BBB+             1,326               (6)
  risk exposure
 Investment grade              A               238               12
  risk exposure
 Below investment             B+               115               27
  grade risk
  exposure
Embedded credit
 derivatives
 Investment grade           BBB-                --               --
  risk exposure
                          ------            ------             ----
          TOTAL (5)                         $2,671              $11
                                            ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses going forward.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.3 billion and $2.4 billion as of December 31, 2013 and 2012, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

(5) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

DERIVATIVE COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2013 and 2012, the Company pledged securities collateral associated with derivative instruments with a fair value of $865 and $370, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a fair value of $290 and $179, respectively, as of December 31, 2013 and 2012 which have been included in short-term investments on the Consolidated Balance Sheets.

As of December 31, 2013 and 2012, the Company accepted cash collateral associated with derivative instruments with a fair value of $171 and $607, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other liabilities. The Company also accepted securities collateral as of December 31, 2013 and 2012 of $121 and $490, respectively, of which the Company has the ability to sell or repledge $117 and $348, respectively. As of December 31, 2013 and 2012, the fair value of repledged securities totaled $39 and $0, respectively, and the Company did not sell any securities. In addition, as of December 31, 2013 and 2012, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

5.  REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers. The Company entered into two reinsurance transactions in connection with the sales of its Retirement Plans and Individual Life businesses in January 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions of Notes to the Consolidated Financial Statements.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $915, $302, and $252 for the years ended

December 31, 2013, 2012, and 2011, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

The Company also maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $71, $94, and $106 in December 31, 2013, 2012, and 2011, respectively. The Company ceded accident and health premiums to HLA of $152, $177, and $191, respectively.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $31, $58, and $61 in December 31, 2013, 2012, and 2011. For further information regarding the WRR reinsurance agreement, see Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., reinsured to the Company in-force and prospective MVA annuities sold from September 1, 2004 to June 1, 2009. As of December 31, 2013 and 2012, $1.5 billion and $2.1 billion, respectively, of the account value had been assumed by the Company.

REINSURANCE RECOVERABLES

Life insurance product reinsurance recoverables represent loss and loss adjustment expense recoverable from a number of reinsurers. The Company's reinsurance recoverables are summarized as follows:

                                                              DECEMBER, 31
--------------------------------------------------------------------------------
REINSURANCE RECOVERABLES                                  2013            2012
                                                        ---------       --------
Future policy benefits and unpaid loss and loss
 adjustment expenses:
 Sold businesses (MassMutual and Prudential)              $18,969           $ --
 Other reinsurers                                             825          2,893
                                                        ---------       --------
                          NET REINSURANCE RECOVERABLES    $19,794         $2,893
                                                        ---------       --------

As of December 31, 2013, the Company has reinsurance recoverables of $9.5 billion each from MassMutual and Prudential. These reinsurance recoverables are secured by invested assets held in trust for the benefit of the Company in the event of a default by the reinsurers. As of December 31, 2013, the fair value of assets held in trust securing the reinsurance recoverables from MassMutual and Prudential were $9.5 billion and $7.1 billion, respectively. As of December 31, 2013, the net reinsurance recoverables from Prudential represents approximately 29% of the Company's consolidated stockholders' equity. As of December 31, 2013, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company's consolidated stockholder's equity.

INSURANCE REVENUES

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                       2013           2012           2011
                                     --------       --------       --------
Gross fee income, earned premiums
 and other                             $3,502         $3,739         $4,147
Reinsurance assumed                        13              8             13
Reinsurance ceded                      (1,869)          (698)          (733)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $1,646         $3,049         $3,427
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                       2013                  2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                                            $ 3,072             $ 3,448                  $ 3,694
Deferred costs                                                               16                 329                      381
Amortization -- DAC                                                        (124)               (280)                    (290)
Amortization -- Unlock benefit (charge), pre-tax                           (104)                (44)                    (137)
Amortization -- DAC from discontinued operations                             --                 (35)                     (47)
Amortization -- DAC related to business dispositions (1),(2)             (2,229)                 --                       --
Adjustments to unrealized gains and losses on securities
 available-for-sale and other (3)                                            58                (346)                    (154)
Effect of currency translation                                               --                  --                        1
                                                                       --------            --------                 --------
                                               BALANCE, END OF PERIOD      $689              $3,072                   $3,448
                                                                       --------            --------                 --------

(1) Includes accelerated amortization of $352 and $2,374 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

(2) Includes previously unrealized gains on securities AFS of $148 and $349 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013.

(3) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products.

As of December 31, 2013, estimated future net amortization expense of present value of future profits for the succeeding five years is $5, $4, $4, $3 and $3 in 2014, 2015, 2016, 2017 and 2018 respectively.

7. GOODWILL

The reporting units of the Company for which goodwill was allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2013

During the first quarter of 2013, the Company completed the sale of its Retirement Plans business to Mass Mutual and its Individual Life business to Prudential. Accordingly, the carrying value of each reporting unit's goodwill of $87 and $163, respectively, was reduced and is included in reinsurance loss on disposition in the Company's Consolidated Statement of Operations. For further information on the disposition of the Retirement Plans and Individual Life businesses, see Note 2 --Business Dispositions of Notes to Consolidated Financial Statements.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter; however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 as of December 31, 2012.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                               UL SECONDARY
                                                GMDB            GUARANTEES
------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2013         $ 944               $ 363
Incurred                                          183                 294
Paid                                             (135)                 --
Unlock                                           (116)                  2
Impact of reinsurance transaction                  --               1,143
Currency translation adjustment                   (27)                 --
                                               ------            --------
LIABILITY BALANCE AS OF DECEMBER 31,
 2013                                            $849              $1,802
                                               ------            --------
REINSURANCE RECOVERABLE ASSET, AS OF
 JANUARY 1, 2013                                $ 608                $ 21
Incurred                                          104                 296
Paid                                              (98)                 --
Unlock                                            (81)                 --
Impact of reinsurance transaction                  --               1,485
                                               ------            --------
REINSURANCE RECOVERABLE ASSET, AS OF
 DECEMBER 31, 2013                               $533              $1,802
                                               ------            --------

                                                            UL SECONDARY
                                            GMDB             GUARANTEES
---------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012    $ 1,158              $ 228
Incurred                                       228                113
Paid                                          (258)                --
Unlock                                        (181)                22
Currency translation adjustment                 (3)                --
                                          --------             ------
LIABILITY BALANCE AS OF DECEMBER 31,
 2012                                         $944               $363
                                          --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF
 JANUARY 1, 2012                             $ 724               $ 22
Incurred                                       121                 (1)
Paid                                          (121)                --
Unlock                                        (116)                --
                                          --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF
 DECEMBER 31, 2012                            $608                $21
                                          --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2013:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                  RETAINED
                                             ACCOUNT         NET AMOUNT          NET AMOUNT         WEIGHTED AVERAGE
                                              VALUE           AT RISK             AT RISK             ATTAINED AGE
                                           ("AV") (8)       ("NAR") (9)         ("RNAR") (9)          OF ANNUITANT
------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
 MAV only                                      $19,638          $2,914               $178                   69
 With 5% rollup (2)                              1,610             232                 16                   69
 With Earnings Protection Benefit Rider          4,862             629                 19                   67
  ("EPB") (3)
 With 5% rollup & EPB                              588             119                  5                   70
                                           -----------        --------             ------                  ---
 Total MAV                                      26,698           3,894                218
Asset Protection Benefit (APB) (4)              18,579             277                 55                   68
Lifetime Income Benefit (LIB) -- Death             773               9                  2                   66
 Benefit (5)
Reset (6) (5-7 years)                            3,286              74                 34                   69
Return of Premium (7) /Other                    12,476              71                 17                   67
                                           -----------        --------             ------                  ---
                      SUBTOTAL U.S. GMDB      $ 61,812         $ 4,325              $ 326                   68
 Less: General Account Value with U.S.           4,349
  GMBD
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES        57,463
                               WITH GMDB
    Separate Account Liabilities without        83,411
                               U.S. GMDB
                                           -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES      $140,874
                                           -----------
JAPAN GMDB (10),(11)                          $ 12,659           $ 167               $ --                   69
JAPAN GMIB (10),(11)                           $12,456            $102               $ --                   69
                                           -----------        --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The GRB related to the Japan GMIB was $11.7 billion as of December 31, 2013. The GRB related to the Japan GMAB and GMWB was $304 as of December 31, 2013. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2013, 100% of NAR is reinsured to an affiliate. See Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

For a description of the Company's guaranteed living benefits that are accounted for at fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                DECEMBER 31, 2013          DECEMBER 31, 2012
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities                     $52,858                    $58,208
 (including mutual funds)
Cash and cash equivalents               4,605                      6,940
                                    ---------                  ---------
                     TOTAL            $57,463                    $65,148
                                    ---------                  ---------

As of December 31, 2013 and December 31, 2012, approximately 17% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 84%, respectively, were invested in equity securities through these funds.

9.  SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                          FOR THE YEARS ENDED DECEMBER 31,
                                           2013         2012         2011
-------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD               $ 118        $ 186        $ 197
Sales inducements deferred                    --            4            6
Amortization -- Unlock                        (3)         (59)          (4)
Amortization charged to income                (8)         (13)         (13)
Amortization related to business             (71)          --           --
 dispositions (1)
                                          ------       ------       ------
BALANCE, END OF PERIOD                       $36         $118         $186
                                          ------       ------       ------

(1) Includes $22 and $49, related to sale of the Company's Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

10.  DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2014. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2013 and 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2013, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2013 rates, either consumer price index plus 102 to 247 basis points, or indexed to the S&P 500, Dow Jones Industrials, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $14 in 2014, $32 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2013, 2012 and 2011, interest credited to holders of consumer notes was $6, $10 and $15, respectively.

11.  INCOME TAX

Income (loss) from continuing operations before income taxes for the years ended December 31, 2013, 2012 and 2011 included income (loss) from domestic operations of $561, $531 and $(137) , respectively. There was no income (loss) from foreign operations for the years ended December 31, 2013, 2012 and 2011.

Income tax expense (benefit) is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                          2013           2012          2011
----------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                     $(208)         $139         $(206)
                                          -------       -------       -------
Deferred -- U.S. Federal Excluding NOL        405           (94)           46
 Carryforward
 U.S. Net Operating Loss Carryforward        (148)           (9)         (163)
                                          -------       -------       -------
                          TOTAL DEFERRED      257          (103)         (117)
                                          -------       -------       -------
            INCOME TAX EXPENSE (BENEFIT)      $49           $36         $(323)
                                          -------       -------       -------

Deferred tax assets (liabilities) include the following as of December 31:

                                             AS OF DECEMBER 31,
                                            2013            2012
------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition          $163            $424
 costs
Investment-related items                      1,516           1,244
Insurance product derivatives                   742           1,092
NOL Carryover                                   377             225
Minimum tax credit                              327             355
Foreign tax credit carryover                     44              33
Capital loss carryover                           --               5
Other                                            71              65
                                          ---------       ---------
               TOTAL DEFERRED TAX ASSETS      3,240           3,443
 Valuation Allowance                             --             (53)
                                          ---------       ---------
                 NET DEFERRED TAX ASSETS      3,240           3,390
                                          ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy            (650)           (356)
 acquisition costs and reserves
Net unrealized gain on investments             (403)         (1,432)
Employee benefits                               (52)            (45)
Depreciable and amortizable assets              (25)             --
                                          ---------       ---------
          TOTAL DEFERRED TAX LIABILITIES     (1,130)         (1,833)
                                          ---------       ---------
                TOTAL DEFERRED TAX ASSET     $2,110          $1,557
                                          ---------       ---------

As of December 31, 2013 and 2012, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $0 and $221, which have no expiration. The Company had a current income tax recoverable of $80 as of December 31, 2013 and a current income tax payable of $192 as of December 31, 2012.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $18 and $0 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $0 relating mostly to U.S. net operating losses, as of December 31, 2013 and $53, relating mostly to foreign net operating losses, as of December 31, 2012. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the consolidated financial condition or results of operations. In addition, in 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                          FOR THE YEARS ENDED DECEMBER 31,
                                           2013         2012         2011
--------------------------------------------------------------------------------
Tax provision (benefit) at the U.S.
 federal statutory rate                     $196         $186          $(48)
Dividends-received deduction                (135)        (140)         (201)
Foreign related investments                   (7)          (9)          (15)
Valuation Allowance                           --           --           (56)
Other                                         (5)          (1)           (3)
                                          ------       ------       -------
 INCOME TAX EXPENSE (BENEFIT)                $49          $36         $(323)
                                          ------       ------       -------

12. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third- party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $2, $17 and $19 for the years ended December 31, 2013, 2012 and 2011, respectively. Future minimum lease commitments as of December 31, 2013 are immaterial.

UNFUNDED COMMITMENTS

As of December 31, 2013, the Company has outstanding commitments totaling $253, of which $223 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2013 and 2012, the liability balance was $21 and $42, respectively. As of December 31, 2013 and 2012, $27 and $27, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2013, was $844. Of this $844 the legal entities have posted collateral of $945 in the normal course of business. In addition, the Company has posted collateral of $44 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2013, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require approximately an additional $5 to be posted as collateral. Based on derivative market values as of December 31, 2013, a downgrade of two levels below the current financial strength ratings by either Moody's or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

13.  TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2013 and 2012, the Company had $54 and $53 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2013, 2012, and 2011, the Company recorded earned premiums of $8, $28, and $12 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012 in connection with HLA's reorganization of its Mutual Funds business. The Company no longer has any significant continuing involvement in HLI's Mutual Funds business.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2013 and 2012, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., reinsured to the Company in-force and prospective MVA annuities sold from September 1, 2004 to June 1, 2009. As of December 31, 2013 and 2012, $1.5 billion and $2.1 billion, respectively, of the account value had been assumed by the Company.

HLAI assumed from HLIKK GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006 and GMIB riders issued on or after April 1, 2005. HLAI assumed certain in-force and prospective GMAB, GMIB and GMDB riders issued on or after February 5, 2007 by HLIKK. HLAI assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008 by HLIKK. HLAI assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK.

The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserve which is not reported at fair value. The liability for the assumed GMDB reinsurance was $0 and $22 and the net amount at risk for the assumed GMDB reinsurance was $0.2 billion and $2.7 billion at December 31, 2013 and 2012, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $0.5 billion and $1.8 billion at December 31, 2013 and 2012, respectively.

As of December 31, 2012, HLAI had a reinsurance agreement with Hartford Life Limited, ("HLL"), a wholly owned UK subsidiary of HLAI, that assumed 100% of the risks associated with GMDB and GMWB written by and in-force with HLL as of November 1, 2010. The liability for the assumed GMDB reinsurance was $4 and the net amount at risk for the assumed GMDB reinsurance was $42, as of December 31, 2012. On December 12, 2013, the Company completed the sale of HLIL in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company. For further information concerning this transaction, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

While the form of the agreements between HLAI and HLIKK for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $4 and $0 at December 31, 2013 and 2012, respectively.

REINSURANCE CEDED TO AFFILIATES

HLAI has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with WRR. HLAI cedes to WRR variable annuity contracts, associated riders, and payout annuities written by HLAI; annuity contracts and associated riders assumed by HLAI under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by HLAI from HLIKK; and, up until the sale of HLL on December 12, 2013, GMDB and GMWB riders assumed by HLAI from HLL.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                       FOR THE YEARS ENDED DECEMBER 31,
                                      2013            2012           2011
--------------------------------------------------------------------------------
Earned premiums                          $(31)           $(58)         $(61)
Net realized gains (losses) (1)        (1,665)         (2,130)          483
                                    ---------       ---------       -------
                    TOTAL REVENUES     (1,696)         (2,188)          422
Benefits, losses and loss
 adjustment expenses                       (8)            (55)          (50)
Insurance operating costs and
 other expenses                        (1,158)         (1,442)          836
                                    ---------       ---------       -------
                    TOTAL EXPENSES     (1,166)         (1,497)          786
LOSS BEFORE INCOME TAXES                 (530)           (691)         (364)
Income tax benefit                       (185)           (242)         (127)
                                    ---------       ---------       -------
                          NET LOSS      $(345)          $(449)        $(237)
                                    ---------       ---------       -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance recoverable, deposit liability and net reinsurance recoverable were $129, $638, $495, respectively, at December 31, 2013 and $1.3 billion, $527,
$900, respectively, at December 31, 2012.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The agreement was accounted for as a financing transaction in accordance with U.S. GAAP. Simultaneous with the sale of the Individual Life business to Prudential, HLAI recaptured the business assumed by Champlain Life. As a result, on January 2, 2013, HLAI was relieved of its funds withheld obligation to Champlain Life of $691; HLAI paid a recapture fee of $347 to Champlain Life; and, HLAI recognized a pre-tax gain of $344 ($224 after-tax). HLAI simultaneously ceded the recaptured reserves to Prudential and recognized the gain on recapture as part of the reinsurance loss on disposition.

14.  STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                         2013          2012          2011
--------------------------------------------------------------------------------
Combined statutory net income (loss)     $1,290          $927         $(669)
Statutory capital and surplus            $5,005        $5,016        $5,920
                                        -------       -------       -------

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory capital and surplus, referred to collectively as capital, appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. In aggregate, the Company and its domestic life insurance subsidiaries maintain an RBC ratio for the group in excess of 400% of Company Action Level as of December 31, 2013 and 2012. The reporting of RBC ratios is not intended for the purpose of ranking any company or for use in connection with any marketing, advertising of promotional activities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $1 billion in dividends in 2014 without prior approval from the applicable insurance commissioner. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $919 in 2014. However, because the Company's earned surplus is negative as of December 31, 2013, the Company will not be permitted to pay any dividends to its parent in 2014 without prior approval from the Connecticut Insurance Commissioner until such time as earned surplus becomes positive. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

15. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(1), $(3) and $45 for the years ended December 31, 2013, 2012 and 2011, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Hartford's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6.0% of eligible compensation contributed by the employee each pay period. The Hartford also maintains a non-qualified savings plan, The Hartford Excess Savings Plan, with the same level of contributions, with respect to employee compensation in excess of the limit that can be recognized under the tax-qualified Investment and Savings Plan. Eligible compensation includes overtime and bonuses but is limited to a total, for the Investment and Savings Plan and Excess Savings Plan combined, of $1 annually.

Prior to January 1, 2013, the contributions were matched, up to 3.0% of base salary. In 2012, employees who had earnings of less than $110 thousand also received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110 thousand received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $7, $10 and $9 for the years ended December 31, 2013, 2012 and 2011, respectively.

16. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $11, $32 and $14 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $4, $11 and $5 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company did not capitalize the cost of stock-based compensation.

17. DISCONTINUED OPERATIONS

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company. For further information regarding the sale of HLIL, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

The Company does not expect these transactions to have a material impact on the Company's future earnings. The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to HLIL and the Company's Mutual Funds business, are as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                            2013         2012         2011
--------------------------------------------------------------------------------
REVENUES
Earned Premiums                              $(23)        $ --         $ --
Fee income and other                           14          563          609
Net investment income (loss)
 Securities available-for-sale and other       (3)          10            8
 Equity securities, trading                   139          201          (14)
                                           ------       ------       ------
Total net investment income (loss)            136          211           (6)
Net realized capital gains (losses)           (14)          68           78
                                           ------       ------       ------
 TOTAL REVENUES                               113          842          681
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and loss adjustment
 expenses                                       2           --           (1)
Benefits, losses and loss adjustment
 expenses -- returns credited on
 international variable annuity               139          201          (14)
Amortization of DAC                            --           35           47
Insurance operating costs and other
 expenses                                     (33)         410          541
Goodwill impairment                            --          149           --
                                           ------       ------       ------
 TOTAL BENEFITS, LOSSES AND EXPENSES          108          795          573
 INCOME (LOSS) BEFORE INCOME TAXES              5           47          108
Income tax expense (benefit)                   (5)         (14)          50
                                           ------       ------       ------
 INCOME (LOSS) FROM OPERATIONS OF
  DISCONTINUED OPERATIONS, NET OF TAX          10           61           58
Net realized capital losses on disposal,
 net of tax                                   (51)          --           --
                                           ------       ------       ------
 INCOME (LOSS) FROM DISCONTINUED
  OPERATIONS, NET OF TAX                     $(41)         $61          $58
                                           ------       ------       ------

18. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, the Company implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Company intends to substantially complete the related restructuring activities over the next 24 months. For further discussion of the Company's strategic business realignment and related business disposition transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2013. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2013, and asset impairment charges, if any, will be expensed as appropriate.

In 2013, The Hartford initiated a plan to consolidate its real estate operations in Connecticut, including the intention to exit certain facilities and relocate employees. The consolidation of real estate in Connecticut is consistent with The Hartford's strategic business realignment and follows the completion of sales of the Retirement Plans and Individual Life businesses. Asset related charges will be incurred over the remaining estimated useful life of facilities, and relocation and other maintenance charges will be recognized as incurred.

Restructuring and other costs are expected to approximate $147, pre-tax. As the Company executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                     2013                      2012
-------------------------------------------------------------------------------------
Severance benefits and related costs                         $7                  $93
Professional fees                                            15                   23
Asset impairment charges                                      5                    4
                                                           ----               ------
              TOTAL RESTRUCTURING AND OTHER COSTS           $27                 $120
                                                           ----               ------

There were no restructuring and other costs incurred by the Company in 2011.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                               FOR THE YEAR ENDED DECEMBER 31, 2013
                                   SEVERANCE
                                 BENEFITS AND             PROFESSIONAL             ASSET IMPAIRMENT            TOTAL RESTRUCTURING
                                 RELATED COSTS                FEES                     CHARGES                   AND OTHER COSTS
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD           $31                     $ --                      $ --                           $31
Accruals/provisions                      7                       15                         5                            27
Payments/write-offs                    (37)                     (15)                       (5)                          (57)
                                     -----                    -----                      ----                         -----
BALANCE, END OF PERIOD                  $1                     $ --                      $ --                            $1
                                     -----                    -----                      ----                         -----

                                                               FOR THE YEAR ENDED DECEMBER 31, 2012
                                   SEVERANCE
                                 BENEFITS AND             PROFESSIONAL             ASSET IMPAIRMENT            TOTAL RESTRUCTURING
                                 RELATED COSTS                FEES                     CHARGES                   AND OTHER COSTS
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD          $ --                     $ --                      $ --                          $ --
Accruals/provisions                     93                       23                         4                           120
Payments/write-offs                    (62)                     (23)                       (4)                          (89)
                                     -----                    -----                      ----                         -----
BALANCE, END OF PERIOD                 $31                     $ --                      $ --                           $31
                                     -----                    -----                      ----                         -----

19. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME

Changes in AOCI, net of tax and DAC, by component consist of the following:

For the year ended December 31, 2013

                                                                        NET GAIN (LOSS)          FOREIGN
                                                   NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                      GAIN ON               HEDGING            TRANSLATION
                                                     SECURITIES           INSTRUMENTS          ADJUSTMENTS         TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                       $1,752                 $258                $(23)              $1,987
 OCI before reclassifications                             (352)                 (94)                 23                 (423)
 Amounts reclassified from AOCI                           (905)                 (85)                 --                 (990)
                                                      --------               ------               -----             --------
Net OCI                                                 (1,257)                (179)                 23               (1,413)
                                                      --------               ------               -----             --------
                                ENDING BALANCE            $495                  $79                $ --                 $574
                                                      --------               ------               -----             --------

For the year ended December 31, 2012

                                                                        NET GAIN (LOSS)          FOREIGN
                                                   NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                      GAIN ON               HEDGING            TRANSLATION
                                                     SECURITIES           INSTRUMENTS          ADJUSTMENTS         TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                         $632                 $368                $(47)                 953
 OCI before reclassifications                            1,084                    6                  24                1,114
 Amounts reclassified from AOCI                             36                 (116)                 --                  (80)
                                                      --------               ------               -----             --------
Net OCI                                                  1,120                 (110)                 24                1,034
                                                      --------               ------               -----             --------
                                ENDING BALANCE          $1,752                 $258                $(23)              $1,987
                                                      --------               ------               -----             --------

For the year ended December 31, 2011

                                                                         NET GAIN (LOSS)          FOREIGN
                                                    NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                        GAIN ON              HEDGING            TRANSLATION
                                                      SECURITIES           INSTRUMENTS          ADJUSTMENTS        TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                         $(542)                $265                $(45)               (322)
 OCI before reclassifications                             1,223                  156                  (2)              1,377
 Amounts reclassified from AOCI                             (49)                 (53)                 --                (102)
                                                        -------               ------               -----             -------
Net OCI                                                   1,174                  103                  (2)              1,275
                                                        -------               ------               -----             -------
                                  ENDING BALANCE           $632                 $368                $(47)               $953
                                                        -------               ------               -----             -------

Reclassifications from AOCI consist of the following:

                                                    AMOUNT RECLASSIFIED FROM AOCI                          AFFECTED LINE ITEM IN
                                  FOR THE YEAR               FOR THE YEAR               FOR THE YEAR                THE
                                     ENDED                      ENDED                      ENDED               CONSOLIDATED
                                  DECEMBER 31,               DECEMBER 31,               DECEMBER 31,           STATEMENT OF
            AOCI                      2013                       2012                       2011                OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
NET UNREALIZED GAIN ON
 SECURITIES
Available-for-sale                                                                                           Net realized capital)
 securities (1)                       $1,392                      $(55)                       $75                   gains (losses
                                    --------                    ------                     ------         -----------------------
                                       1,392                       (55)                        75         TOTAL BEFORE TAX
                                         487                       (19)                        26         Income tax expense
                                    --------                    ------                     ------         -----------------------
                                        $905                      $(36)                       $49         NET INCOME
                                    --------                    ------                     ------         -----------------------
NET GAINS ON CASH-FLOW
 HEDGING INSTRUMENTS
                                                                                                             Net realized capital)
Interest rate swaps (2)                  $70                       $85                         $6                   gains (losses
Interest rate swaps                       57                        97                         77         Net investment income
                                                                                                             Net realized capital)
Foreign currency swaps                     4                        (4)                        (1)                  gains (losses
                                    --------                    ------                     ------         -----------------------
                                         131                       178                         82         TOTAL BEFORE TAX
                                          46                        62                         29         Income tax expense
                                    --------                    ------                     ------         -----------------------
                                         $85                      $116                        $53         NET INCOME
                                    --------                    ------                     ------         -----------------------
  TOTAL AMOUNTS RECLASSIFIED
                   FROM AOCI            $990                       $80                       $102         NET INCOME
                                    --------                    ------                     ------         -----------------------

(1) Includes $1.5 billion of net unrealized gains on securities relating to the sales of the Retirement Plans and Individual Life businesses.

(2) Includes $71 of net gains on cash flow hedging instruments relating to the sales of the Retirement Plans and Individual Life businesses.

20.  SUBSEQUENT EVENTS

Effective April 1, 2014, HLAI terminated its reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. As a result, the Company reclassified $310 in aggregate reserves for annuity contracts from funds withheld within Other liabilities to Other policyholder funds and benefits payable. The Company recognized a gain of approximately $215 resulting from the termination of derivatives associated with the reinsurance transaction. In addition, the Company received a capital contribution of approximately $1 billion from The Hartford in support of this transaction as the economics related to HLAI's business are no longer reinsured to WRR. This capital contribution was funded by WRR paying off the $655 surplus note and returning approximately $345 in capital to The Hartford.

Effective March 3, 2014 The Hartford made HLA the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to HLI.

On April 28, 2014, HLI entered into a Stock Purchase Agreement ("Agreement") to sell to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company, all of the issued and outstanding equity of HLIKK.

Under the terms of the Agreement, and subject to regulatory approval, on closing HLIKK will recapture certain risks reinsured to the Company and HLAI by terminating intercompany agreements. Upon closing, Buyer will be responsible for all liabilities for the recaptured business. HLAI will, however, continue to be obligated for approximately $1.1 billion of fixed payout annuities related to the 3Win product formerly written by HLIKK. This recapture transaction is not expected to have a material impact on the Company's condensed consolidated results of operations, financial position or liquidity.

21.  QUARTERLY RESULTS (UNAUDITED)

                                                                     THREE MONTHS ENDED
                                  MARCH 31,                  JUNE 30,               SEPTEMBER 30,              DECEMBER 31,
                              2013         2012         2013         2012         2013         2012         2013         2012
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                $2,267         $198         $229       $2,110         $804       $1,170         $335         $626
Total benefits, losses and
 expenses                      1,754          (60)         271        2,014          550          948          519          671
Income (loss) from
 continuing operations, net
 of tax                          367          202           11           93          202          173          (68)          27
Income (loss) from
 discontinued operations,
 net of tax                       19           86          (46)          (6)          (1)          30          (13)         (49)
Net income (loss)                386          288          (35)          87          201          203          (81)         (22)
Less: Net income (loss)
 attributable to the
 noncontrolling interest           6           (1)          --           --           --           --           --            3
Net income (loss)
 attributable to Hartford
 Life Insurance Company         $380         $289         $(35)         $87         $201         $203         $(81)        $(25)

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)      (1)  Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate Account.(1)
         (2)  Not applicable.
         (3)  (a)  Amended and Restated Principal Underwriter Agreement.(2)
         (3)  (b)  Form of Dealer Agreement.(3)
         (4)  Form of Individual Flexible Premium Variable Annuity Contract.(4)
         (4)  (b)  Enhanced Death Benefit Rider(5)
         (4)  (c)  Premium Protection Death Benefit Rider(5)
         (4)  (d)  Asset Protection Death Benefit Rider(5)
         (4)  (e)  Principal First(5)
         (4)  (f)  Principal First Preferred(5)
         (4)  (g)  Unified Benefit Rider(5)
         (4)  (h)  Lifetime Income Foundation Rider (Single)(5)
         (4)  (i)  Lifetime Income Foundation Rider (Joint Life / Single)(5)
         (4)  (j)  Lifetime Income Builder II Rider (Single)(5)
         (4)  (k)  Lifetime Income Builder II Rider (Joint Life / Spousal)(5)
         (4)  (l)  The Hartford's Lifetime Income Builder Selects Rider
                   (Single)(5)
         (4) (m) The Hartford's Lifetime Income Builder Selects Rider (Joint Life / Spousal)(5)
         (4) (n) The Hartford's Lifetime Income Builder Portfolios Rider (Single)(5)
         (4) (o) The Hartford's Lifetime Income Builder Portfolios Rider (Joint Life / Spousal)(5)
         (4) (p) Amendatory Rider -- Voluntary Program to Surrender Contract and In Force Riders And Receive Enhanced Surrender Value(7)
         (5)  Form of Application.(4)
         (6)  (a)  Certificates of Incorporation of Hartford.(2)
         (6)  (b)  Amended and Restated By-Laws of the Hartford.(8)
         (7)  Reinsurance Agreements and Amendments
              (a)  ACE Tempest Life Reinsurance Ltd.(5)
              (b)  Swiss Re Life & Health America, Inc. (HL)(5)
              (c)  Swiss Re Life & Health America, Inc. (HLA)(5)
         (8)  Form of Participation Agreement.(6)
         (8)  Fund Participation Agreements and Amendments
              (a)  AIM Variable Insurance Funds(5)
              (b)  AllianceBernstein Variable Products Series Fund, Inc.(5)
              (c)  Fidelity Variable Insurance Products Funds(5)
              (d)  Hartford HLS Series Fund II, Inc.(5)
                   Hartford Series Fund, Inc.(5)
              (e)  Lord Abbett Series Fund, Inc.(5)
              (f)  Oppenheimer Variable Account Funds(5)
              (g)  Putnam Variable Trust(5)
              (h)  The Universal Institutional Funds, Inc.(5)
         (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
        (10)  Consent of Deloitte & Touche LLP.
        (11)  No financial Statements are omitted.
        (12)  Not applicable.
        (99)  Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-80738, filed on April 26, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-73570, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement file No. 333-119417 filed on April 25, 2012.

(6) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-119414, filed April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 15, to the Registration Statement File No. 333-119417, filed on April 23, 2012.

(8) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

Item 25.  Directors and Officers of the Depositor

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Ellen T. Below                      Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President, Director of Taxes
Robert A. Cornell                   Actuary, Vice President
Richard C. Costello                 Assistant General Counsel, Senior Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Csabor Gabor                        Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (4)              Vice President
Lisa S. Levin                       Corporate Secretary
Vernon Meyer                        Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Lisa Proch                          Vice President, Chief Compliance Officer of Talcott Resolution
David C. Robinson (1)               Senior Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa                  Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(4)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement File No. 333-148564, filed on August 1, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of May 30, 2014, there were 1,919 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                               POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
-----------------------------------------------------------------------------------------------------------------
Diana Benken                      Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)         AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Christopher J. Dagnault (2)       President, Chief Executive Officer
Aidan Kidney                      Senior Vice President
Kathleen E. Jorens (3)            Vice President, Assistant Treasurer
Robert W. Paiano (3)              Senior Vice President, Treasurer
Cathleen Shine                    Secretary
Jane Wolak                        Chairman of the Board, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on August 1, 2014.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    Beth A. Bombara*                     *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth A. Bombara,                            Lisa Proch
       Chief Executive Officer, President          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Beth A. Bombara*
       -----------------------------------
       Beth A. Bombara,
       Chief Executive Officer, President
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*
Robert W. Paiano, Senior Vice President, Treasurer,
 Director*                                                         *By:   /s/ Lisa Proch
                                                                          ------------------------------
Peter F. Sannizarro, Senior Vice President, Chief                         Lisa Proch
 Accounting Officer, Chief Financial Officer                              Attorney-in-Fact
                                                                   Date:  August 1, 2014

333-119417

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.